      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 3, 2010.

                                                             FILE NO. 333-101951

                                                                       811-07426

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 15                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 328                                                           /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                              SEPARATE ACCOUNT ONE

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-1941

              (Depositor's Telephone Number, Including Area Code)

                                RICHARD J. WIRTH
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 3, 2010 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on                           , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

                                     PART A

THE DIRECTOR OUTLOOK

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT ONE (EST. 5/20/91)

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TWO (EST. 6/2/86)
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE:      1-800-862-6668 (CONTRACT OWNERS)
                1-800-862-7155 (REGISTERED REPRESENTATIVES)

                                                             [THE HARTFORD LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Series II and Series IIR of The Director Outlook variable annuity. These Contracts are closed to new investors. Please read it carefully.

This variable annuity prospectus describes a contract between each Owner and joint Owner ("you") and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our") where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following Portfolio companies: Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.

You may also allocate some or all of your Premium Payment to the "Fixed Accumulation Feature," which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account. The Fixed Accumulation Feature is currently not available.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

This Contract and its features may not be available for sale in all states.

--------------------------------------------------------------------------------


PROSPECTUS DATED: MAY 3, 2010



STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 3, 2010

2

-------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                        PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                    3
FEE TABLES                                                                     5
HIGHLIGHTS                                                                     8
GENERAL CONTRACT INFORMATION                                                   9
  The Company                                                                  9
  The Separate Account                                                         9
  The Funds                                                                   10
PERFORMANCE RELATED INFORMATION                                               13
FIXED ACCUMULATION FEATURE                                                    14
THE CONTRACT                                                                  14
  Purchases and Contract Value                                                14
  Charges and Fees                                                            19
  The Hartford's Principal First and The Hartford's Principal                 21
   First Preferred
  Death Benefit                                                               25
  Surrenders                                                                  33
ANNUITY PAYOUTS                                                               34
OTHER PROGRAMS AVAILABLE                                                      37
OTHER INFORMATION                                                             40
  Legal Proceedings                                                           42
  More Information                                                            43
FEDERAL TAX CONSIDERATIONS                                                    43
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      50
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS       APP I-1
APPENDIX II -- DEATH BENEFIT -- EXAMPLES                                APP II-1
APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES             APP III-1
APPENDIX IV -- THE HARTFORD'S PRINCIPAL FIRST PREFERRED --              APP IV-1
EXAMPLES
APPENDIX V -- ACCUMULATION UNIT VALUES                                   APP V-1

-------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.


ADMINISTRATIVE OFFICE OF THE COMPANY: Our overnight mailing address is: 1 Griffin Road North, Windsor, CT 06095-1512. Our standard mailing address is:
Retirement Division, P.O. Box 5085, Hartford, Connecticut 06102-5085.


ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and partial Surrenders.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date or we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract, upon the death any Contract Owner, joint Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First and The Hartford's Principal First Preferred. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under The Hartford's Principal First and The Hartford's Principal First Preferred. The initial Benefit Payment is equal to a percentage of your Premium Payments if you elect the benefit upon purchase or a percentage of your Contract Value on the date we add the benefit to your Contract. The percentage is different for The Hartford's Principal First and The Hartford's Principal First Preferred. The Benefit Payment can never exceed the Benefit Amount.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

4

-------------------------------------------------------------------------------

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and withdrawals prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).

THE HARTFORD'S PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. The maximum withdrawal amount you may take under The Hartford's Principal First in any Contract Year is 7% of the guaranteed amount.

THE HARTFORD'S PRINCIPAL FIRST PREFERRED: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. The maximum withdrawal amount you may take under The Hartford's Principal First Preferred in any Contract Year is 5% of the guaranteed amount. You cannot elect The Hartford's Principal First Preferred after May 1, 2008.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

-------------------------------------------------------------------------------

                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases (as a percentage of Premium Payments)                               None
Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1)
  First Year (2)                                                                                          7%
  Second Year                                                                                             6%
  Third Year                                                                                              5%
  Fourth Year                                                                                             4%
  Fifth Year                                                                                              0%

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

(2)  Length of time from each Premium Payment.

CONTRACT OWNER PERIODIC EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                                                                              $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
  Mortality and Expense Risk Charge                                                                      1.40%
  Total Separate Account Annual Expenses                                                                 1.40%
OPTIONAL CHARGES (as a percentage of average daily Sub-Account Value)
  MAV/EPB Death Benefit Charge (4)                                                                       0.30%
  The Hartford's Principal First Charge (5)                                                              0.75%
  The Hartford's Principal First Preferred Charge (5)                                                    0.20%
  Total Separate Account Annual Expenses with all optional charges (6)                                   2.45%

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Sub-Accounts in which you are invested at the time of the charge.

(4) The MAV/EPB Death Benefit is not available for Contracts issued in Washington, New York or Minnesota. There is a different optional Death Benefit called the Maximum Anniversary Value Death Benefit for Contracts issued in Washington, New York or Minnesota. The charge is 0.30% of the average daily Sub-Account Value.

(5) You may choose either The Hartford's Principal First or The Hartford's Principal First Preferred. You may not choose both.

(6) Total Separate Account Annual Expenses with optional charges includes charges for the highest combination of optional charges.

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                  MINIMUM          MAXIMUM
----------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                0.60%            1.36%
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)

6

-------------------------------------------------------------------------------

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING THE HIGHEST COMBINATION OF OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)  If you Surrender your Contract at the end of the applicable time period:


1 year                                                                    $1,083
3 years                                                                   $1,753
5 years                                                                  $2,1341
10 years                                                                  $4,349


(2)  If you annuitize at the end of the applicable time period:


1 year                                                                      $391
3 years                                                                   $1,241
5 years                                                                   $2,104
10 years                                                                  $4,319


(3)  If you do not Surrender your Contract:


1 year                                                                      $421
3 years                                                                   $1,271
5 years                                                                   $2,134
10 years                                                                  $4,349


CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?" Please refer to Appendix V for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-862-6668.

AVAILABLE INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

-------------------------------------------------------------------------------

You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.hartfordinvestor.com or visiting at the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

8

-------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $10,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase(R) Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
          1                        7%
          2                        6%
          3                        5%
          4                        4%
      5 or more                    0%

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X Premium Payments or earnings that have been in your Contract for more than four years

X  Distributions made due to death

X Distributions under a program for substantially equal periodic payments made for your life or life expectancy

X  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is deducted daily and is equal to an annual charge of 1.40% of your Contract Value invested in the Sub-Accounts.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the underlying Funds. See the Funds' prospectuses for more complete information.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS IF I ELECT OPTIONAL BENEFITS?

- MAV/EPB DEATH BENEFIT CHARGE -- You may elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit." If you elect the MAV/EPB Death Benefit, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.30% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- THE HARTFORD'S PRINCIPAL FIRST PREFERRED CHARGE -- The Hartford's Principal First Preferred is an option that can be elected at an additional charge. If you elect The Hartford's Principal First Preferred, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. You cannot elect The Hartford's Principal First Preferred after May 1, 2008.

Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts. This impact may be more significant with Contracts with lower Contract Values.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay a federal income tax penalty.
- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant die before we begin to make Annuity

-------------------------------------------------------------------------------

Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts and Fixed Accumulation Feature according to your last instructions and will fluctuate with the performance of the underlying Funds.

You may purchase this Contract with either the Asset Protection Death Benefit or the Premium Protection Death Benefit. You cannot choose both. We will issue your Contract with the Asset Protection Death Benefit unless you choose the Premium Protection Death Benefit.

We describe the Asset Protection Death Benefit and the Premium Protection Death Benefit in the Death Benefit Section of the prospectus.

You may also elect an optional Death Benefit when you purchase your Contract at an additional charge. We describe the optional Death Benefit in the Death Benefit Section of the prospectus.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Payments for a Period Certain, Life Annuity with a Cash Refund, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payouts before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

-   fixed dollar amount Automatic Annuity Payouts,

-   variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

You may not choose a fixed dollar amount Annuity Payout if you purchase your Contract in Oregon or Pennsylvania.

GENERAL CONTRACT INFORMATION

THE COMPANY

We are a stock life insurance company engaged in the business of writing life insurance and individual and group annuities. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in all states of the United States except New York and the District of Columbia and Puerto Rico. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut. Not all Contracts are available from each issuing company. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate
Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to other income, gains or losses of Hartford.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

10

-------------------------------------------------------------------------------

In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Charges for Optional Benefits (if applicable), may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

THE FUNDS


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD HLS SERIES FUND II, INC.
 HARTFORD GROWTH OPPORTUNITIES HLS FUND  Seeks capital appreciation                   HL Investment Advisors, LLC
  -- CLASS IB                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD SMALL/MID CAP EQUITY HLS FUND  Seeks long-term growth of capital            HL Investment Advisors, LLC
  -- CLASS IB (1)                                                                     Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD SMALLCAP GROWTH HLS FUND --    Seeks long-term capital appreciation         HL Investment Advisors, LLC
  CLASS IB                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP and Hartford Investment
                                                                                      Management Company
 HARTFORD SMALLCAP VALUE HLS FUND --     Seeks capital appreciation                   HL Investment Advisors, LLC
  CLASS IB                                                                            Sub-advised by Kayne Anderson Rudnick
                                                                                      Investment Management, LLC, Metropolitan
                                                                                      West Capital Management, LLC and SSgA Funds
                                                                                      Management, Inc.
 HARTFORD U.S. GOVERNMENT SECURITIES     Seeks to maximize total return while         HL Investment Advisors, LLC
  HLS FUND -- CLASS IB                   providing shareholders with a high level of  Sub-advised by Hartford Investment
                                         current income consistent with prudent       Management Company
                                         investment risk
HARTFORD SERIES FUND, INC.
 HARTFORD ADVISERS HLS FUND -- CLASS IB  Seeks maximum long-term total return         HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD CAPITAL APPRECIATION HLS FUND  Seeks growth of capital                      HL Investment Advisors, LLC
  -- CLASS IB                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD DISCIPLINED EQUITY HLS FUND    Seeks growth of capital                      HL Investment Advisors, LLC
  -- CLASS IB                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD DIVIDEND AND GROWTH HLS FUND   Seeks a high level of current income         HL Investment Advisors, LLC
  -- CLASS IB                            consistent with growth of capital            Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GLOBAL GROWTH HLS FUND --      Seeks growth of capital                      HL Investment Advisors, LLC
  CLASS IB (2)                                                                        Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GLOBAL HEALTH HLS FUND --      Seeks long-term capital appreciation         HL Investment Advisors, LLC
  CLASS IB +                                                                          Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GLOBAL RESEARCH HLS FUND --    Seeks long-term capital appreciation         HL Investment Advisors, LLC
  CLASS IB (3)                                                                        Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GROWTH HLS FUND -- CLASS IB    Seeks long-term capital appreciation         HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 HARTFORD HIGH YIELD HLS FUND -- CLASS   Seeks high current income with growth of     HL Investment Advisors, LLC
  IB                                     capital as a secondary objective             Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD INDEX HLS FUND -- CLASS IB     Seeks to provide investment results which    HL Investment Advisors, LLC
                                         approximate the price and yield performance  Sub-advised by Hartford Investment
                                         of publicly traded common stocks in the      Management Company
                                         aggregate
 HARTFORD INTERNATIONAL OPPORTUNITIES    Seeks long-term growth of capital            HL Investment Advisors, LLC
  HLS FUND -- CLASS IB                                                                Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD MIDCAP VALUE HLS FUND --       Seeks long-term capital appreciation         HL Investment Advisors, LLC
  CLASS IB +                                                                          Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD MONEY MARKET HLS FUND --       Maximum current income consistent with       HL Investment Advisors, LLC
  CLASS IB*                              liquidity and preservation of capital        Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD SMALL COMPANY HLS FUND --      Seeks growth of capital                      HL Investment Advisors, LLC
  CLASS IB                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP and Hartford Investment
                                                                                      Management Company
 HARTFORD STOCK HLS FUND -- CLASS IB     Seeks long-term growth of capital            HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD TOTAL RETURN BOND HLS FUND --  Seeks a competitive total return, with       HL Investment Advisors, LLC
  CLASS IB                               income as a secondary objective              Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD VALUE HLS FUND -- CLASS IB     Seeks long-term total return                 HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 FIXED ACCUMULATION FEATURE**            Preservation of capital                      General Account



+   Closed to new and subsequent Premium Payments and transfers of Contract
    Value.




* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.



** The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this product.



NOTES



(1)  Formerly Hartford MidCap Growth HLS Fund -- Class IB



(2)  Formerly Hartford Global Leaders HLS Fund -- Class IB



(3)  Formerly Hartford Global Equity HLS Fund -- Class IB


We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.


The Funds may not be available in all states.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate

12

-------------------------------------------------------------------------------

accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Contract Owners could determine the outcome of a proposition subject to shareholder vote.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We may, subject to any applicable law, make certain changes the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider these payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Contract. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.

The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.


As of December 31, 2009, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities): AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, Branch Banking & Trust Company, Columbia Management Distributors, Inc. Evergreen Investment Services Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, The Huntington Funds, Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Merrill Lynch Asset Management & Princeton Funds Distributor, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, MTB Investment Advisors, Inc., JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, Ridgeworth Capital Management, Inc., UBS Financial Services, Inc., Van Kampen Life Investment Trust & Van Kampen Asset Management, Van Kampen Funds, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.


We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insur

-------------------------------------------------------------------------------

ance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.


Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount of fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees did not exceed 0.50% and 0.35%, respectively, in 2009, and are not expected to exceed 0.50% and 0.35%, respectively, in 2010, of the annual percentage of the average daily net assets (for instance, in 2009, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $85 from that Fund). We will endeavor to update this listing annually and interim arrangements may not be reflected. For the fiscal year ended December 31, 2009, revenue sharing and Rule 12b-1 fees did not exceed approximately $117.1 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account's inception or the Sub-Account's inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

14

-------------------------------------------------------------------------------

FIXED ACCUMULATION FEATURE

The Fixed Accumulation Feature is currently not available.

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in the General Account. Premium Payments (and any applicable Payment Enhancements) and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State's minimum non-forfeiture requirements. We reserve the right to prospectively declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates and no assurances are offered as to future rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments; regulatory and tax requirements; and competitive factors.

We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. The Fixed Accumulation Feature interest rates may vary by state.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

We may restrict your ability to allocate Contract Values or Premium Payments to the Fixed Accumulation Feature at any time in our sole discretion. We may close the Fixed Accumulation Feature to new Premium Payments or transfers of existing Contract Value. We may also make the Fixed Accumulation Feature available only through enrollment in a program that we establish.

THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code. We no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts or additional Premium Payments into any individual annuity contract funded through a 403(b) plan;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

-------------------------------------------------------------------------------

This prospectus describes two versions of the Contract. Series II of the Contract was sold before January 30, 2004. Series IIR of the Contract is sold on or after January 30, 2004.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract through a Financial Intermediary. A Registered Representative will work with you to complete and submit an application or an order request form. Part of this process will include an assessment whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Registered Representative shall make reasonable efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your Financial Intermediary before an application or order will be sent to us. Your Premium Payment will not be invested in any Fund during this period.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents. Non-Resident Alien ("NRA") application submissions require our prior approval.

The minimum initial Premium Payment required to buy this Contract varies based on the type of purchaser, variable annuity variation chosen and whether you enroll in a systematic investment program such as the InvestEase(R) Program. Financial Intermediaries may impose other requirements regarding the form of payment they will accept. Premium Payments not actually received by us within the time period provided below will result in the rejection of your application or order request.

Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.

Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special conditions on anyone who seeks our approval to exceed this limit.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.


You and your Annuitant must not be older than age 90 on the date that your Contract is issued. If your Contract is issued in New York, you and your Annuitant must not be older than age 85 on the date your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.


If you purchase your Contract in Alabama, we will accept subsequent Premium Payments only during the first three Contract Years. If you purchase you Contract in Oregon, we will accept subsequent Premium Payments only during the first six Contract Years. If you purchase your Contract in Massachusetts, we will accept subsequent Premium Payments only until the Annuitant's 66th birthday or the sixth Contract Anniversary, whichever is later.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions on record. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

For examples of how we calculate the Death Benefit, see Appendix II.


It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state.


CALIFORNIA SENIORS -- THE SENIOR PROTECTION PROGRAM

Any Contract Owner 60 years old or older when purchasing this Contract in the state of California must either:

-   Elect the Senior Protection Program, or

- Elect to immediately allocate the initial Premium Payments to the other investment options.

Under the Senior Protection Program we will allocate your initial Premium Payment to the Hartford Money Market HLS Fund Sub-Account for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions.

16

-------------------------------------------------------------------------------

If you elect the Senior Protection Program you will not be able to participate in any InvestEase or Dollar Cost Averaging Program until after the Program has terminated. The Dollar Cost Averaging Plus, Static Asset Allocation Models and certain Automatic Income Programs are not available if your elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in the Hartford Money Market HLS Fund Sub-Account unless you direct otherwise.

You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Account Value from the Hartford Money Market HLS Fund Sub-Account to another investment option.

When you terminate your participation in the Senior Protection Program:

- You may reallocate your Contract Value in the Program to other investment options; or

- We will automatically reallocate your Account value in the Program according to your original instructions 35 days after your initial Premium Payment.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

If, for any reason, you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Date we receive your request to cancel and will refund any sales or contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of the value of the Fixed Accumulation Feature and all Sub-Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by

- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

- Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfersbetween the Sub-Accounts offered in this Contract according to our policies andprocedures.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it received is in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners' "transfer-in" requests.

-------------------------------------------------------------------------------

In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer;" however, you cannot transfer the same Contract Value more than once a Valuation Day.

EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                                 PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth           Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any number         Yes
of other Sub-Accounts (dividing the $10,000 among the other
Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts to          Yes
any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth            No
Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an
international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET OR TELEPHONE.Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

18

-------------------------------------------------------------------------------

In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company- sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- Each Contract Year, you may transfer the greater of:

- 30% of the Contract Value in the Fixed Accumulation Feature as of the last Contract Anniversary or Contract issue date or the largest sum of your prior transfers. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. These restrictions also apply to systematic transfers except for certain programs specified by us. The 30% does not include Contract Value in any DCA Plus Program; or

- An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar

-------------------------------------------------------------------------------

Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- You can make transfers by contacting us.

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange on the day you made the transfer request.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to conduct financial and other transactions on your behalf by submitting a completed power of attorney form that meets the power of attorney requirements of your resident state law. Once we have the completed form on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
          1                        7%
          2                        6%
          3                        5%
          4                        4%
      5 or more                    0%

Surrender Order -- During the Contract Years when a Contingent Deferred Sales Charge applies to the initial Premium Payment, all Surrenders in excess of the Annual Withdrawal Amount (which is equal to 10% of total Premium Payments) will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

Thereafter, Surrenders will be taken first from earnings, then from Premium Payments not subject to a Contingent Deferred Sales Charge, then from 10% of Premium Payments still subject to a Contingent Deferred Sales Charge and then from Premium Payments subject to a Contingent Deferred Sales Charge on a first-in-first-out basis.

20

-------------------------------------------------------------------------------

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first four years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for Contracts issued to a Charitable Remainder Trust.

- IF YOU ARE A PATIENT IN A CERTIFIED LONG-TERM CARE FACILITY OR OTHER ELIGIBLE FACILITY -- We will waive any Contingent Deferred Sales Charge for a partial or full Surrender if you, the joint Contract Owner or the Annuitant, are confined for at least 180 calendar days to a:

X facility recognized as a general hospital by the proper authority of the state in which it is located;

X facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals;

X  facility certified as a hospital or long-term care facility; or

X nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

For this waiver to apply, you must:

-   have owned the Contract continuously since it was issued,

-   provide written proof of your eligibility satisfactory to us, and

- request the Surrender within 91 calendar days of the last day that you are an eligible patient in a recognized facility or nursing home.

This waiver is not available if you, the joint Contract Owner or the Annuitant is in a facility or nursing home when you purchase or upgrade the Contract. We will not waive any Contingent Deferred Sales Charge applicable to any Premium Payments made while you are in an eligible facility or nursing home.

This waiver may not be available in all states.

- UPON DEATH OF THE ANNUITANT, CONTRACT OWNER OR JOINT CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant, Contract Owner or joint Contract Owner dies.

- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. However, we will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR THE HARTFORD'S PRINCIPAL FIRST BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

- FOR THE HARTFORD'S PRINCIPAL FIRST PREFERRED BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age 70 1/2 or older, with a Contract held under an IRA or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge for one year's required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent Deferred Sales Charge if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

- UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD -- No Contingent Deferred Sales Charge will be deducted if you cancel your Contract during the Right to Cancel Period.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.40% of the Sub-Account Value.

The Mortality and Expense Risk Charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because

-------------------------------------------------------------------------------

we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The Mortality and Expense Risk Charge enables us to keep our commitments and to pay you as planned. If the Mortality and Expense Risk Charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the Mortality and Expense Risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the Mortality and Expense Risk Charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested. We do not deduct the charge for Contracts issued in South Carolina and Washington if it will cause the rate of interest credited to your Contract Value in the Fixed Accumulation Feature to fall below state minimum requirements.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

PREMIUM TAXES


We deduct Premium Taxes imposed on us by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0% - 3.5%.


CHARGES AGAINST THE FUNDS

Annual Fund Operating Expenses -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.

CHARGES FOR OPTIONAL BENEFITS

- MAV/EPB DEATH BENEFIT CHARGE -- You may elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit." If you elect the MAV/EPB Death Benefit, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.30% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. We will deduct this charge on a daily basis based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. You may elect the annuitization option at any time. If you bought your Contract after June 1, 2003 but before January 30, 2004, you can elect to add this benefit to your Contract for an additional charge on a daily basis that is equal to an annual charge of 0.35% of your Contract Value invested in the Sub-Accounts. You will be subject to fee increases if you elect to step-up the Benefit Amount.

- THE HARTFORD'S PRINCIPAL FIRST PREFERRED CHARGE -- The Hartford's Principal First Preferred can be elected for an additional annual charge. We will deduct the charge on a daily basis based on your Contract Value invested in the Sub-Accounts. We will continue to deduct the charge until we begin to make Annuity Payouts or when you cancel it. You may elect the annuitization option at any time. You may elect to cancel this rider after the 5th anniversary of the date you added The Hartford's Principal First Preferred to your Contract.

REDUCED FEES AND CHARGES

We may offer, in our discretion, reduced fees and charges including, but not limited to Contingent Deferred Sales Charges, the Mortality and Expense Risk Charge, the Annual Maintenance Fee, and charges for optional benefits, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.

THE HARTFORD'S PRINCIPAL FIRST AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED

ELECTING THE HARTFORD'S PRINCIPAL FIRST OR THE HARTFORD'S PRINCIPAL FIRST PREFERRED

You may elect The Hartford's Principal First at any time, provided we are still offering this rider for new sales. The Hartford's Principal First Preferred is closed to new investors.

Once you elect The Hartford's Principal First you cannot cancel it and we will continue to deduct The Hartford's Principal First Charge until we begin to make Annuity Payouts.

22

-------------------------------------------------------------------------------


You may cancel The Hartford's Principal First Preferred any time after the 5th Contract Year or the 5th anniversary of the date you added The Hartford's Principal First Preferred to your Contract. If you cancel The Hartford's Principal First Preferred, all Benefit Payments and charges for The Hartford's Principal First Preferred will terminate. Once The Hartford's Principal First Preferred is cancelled it cannot be reinstated. You may terminate this rider by submitting The Hartford's Principal First Preferred Termination Form to our Administrative Offices or by calling us. Termination requests will not be accepted more than 30 days prior to your fifth rider anniversary.


Whether you elect either The Hartford's Principal First or The Hartford's Principal First Preferred, a company-sponsored exchange will not be considered to be a revocation or termination of either benefit.

OVERVIEW

The Hartford's Principal First and The Hartford's Principal First Preferred are optional benefits that, if elected, are intended to protect the amount of your investment from poor market performance. The amount of your investment that is protected from poor market performance will be different depending on when you elect your optional benefit. The amount that is protected is your "Benefit Amount." In other words, The Hartford's Principal First and The Hartford's Principal First Preferred operate as a guarantee of the Benefit Amount that you can access through a series of payments.

DETERMINING YOUR BENEFIT AMOUNT

The initial Benefit Amount for both The Hartford's Principal First and The Hartford's Principal First Preferred depends on when you elect your optional benefit. If you elect your optional benefit when purchasing the Contract, your initial Premium Payment is equal to the initial Benefit Amount. If you elect your optional benefit at a later date, your Contract Value, on the date it is added to your Contract, is equal to the initial Benefit Amount.

-   Your Benefit Amount can never be more than $5 million dollars.

-   Your Benefit Amount is reduced as you take withdrawals.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is 7% or 5% of your Benefit Amount for The Hartford's Principal First or The Hartford's Principal First Preferred, respectively.

BENEFIT PAYMENTS

Benefit Payments are non-cumulative, which means your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current year. For example, for The Hartford's Principal First Preferred if you do not take 5% one year, you may not take more than 5% the next year.

If you elect your optional benefit when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish your optional benefit any time after you purchase your Contract, we count one year as the time between the date we added the optional benefit to your Contract and your next Contract Anniversary, which could be less than a year.

The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR BENEFIT PAYMENT OUT OF YOUR CONTRACT WE WILL RE-CALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT MAY BE LOWER IN THE FUTURE. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. For The Hartford's Principal First, your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount. For The Hartford's Principal First Preferred, your Benefit Payment becomes 5% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to the "new" Benefit Payment for the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

Except for Contracts issued in New York, if you change the ownership or assign this Contract to someone other than your

-------------------------------------------------------------------------------

spouse after 12 months of electing either optional benefit, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.

The Benefit Amount will be recalculated to equal the lesser of:

-   The Benefit Amount immediately prior to the ownership change or assignment;
    or

-   The Contract Value at the time of the ownership change or assignment.

Any additional Premium Payments made to your Contract will cause the Benefit Amount to be increased on a dollar-for-dollar basis. The Benefit Payment will equal the prior Benefit Payment plus 5% or 7% of the additional Premium Payment for The Hartford's Principal First Preferred and The Hartford's Principal First, respectively.

SURRENDERING YOUR CONTRACT

You can Surrender your Contract any time, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford's Principal First or The Hartford's Principal First Preferred.

If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through a fixed annuity payout option until your Benefit Amount is depleted.

The fixed annuity payout option for The Hartford's Principal First is called The Hartford's Principal First Payout Option. The fixed annuity payout option for The Hartford's Principal First Preferred is called The Hartford's Principal First Preferred Payout Option.

While you are receiving payments under either of these fixed annuity payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.

ANNUITIZING YOUR CONTRACT

If you elect The Hartford's Principal First or The Hartford's Principal First Preferred and later decide to annuitize your Contract, you may choose The Hartford's Principal First Payout Option or The Hartford's Principal First Preferred Payout Option in addition to those Annuity Payout Options offered in the Contract.

Under both of these Annuity Payout Options, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

If you, the joint Contract Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by Hartford have not been made, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by Hartford have been made, the payments will continue to be made to the Beneficiary.

24

-------------------------------------------------------------------------------

KEY DIFFERENCES BETWEEN THE HARTFORD'S PRINCIPAL FIRST AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED

While The Hartford's Principal First and The Hartford's Principal First Preferred share many of the same characteristics, there are some important differences you should consider when deciding which benefit to choose.

      FEATURES                    THE HARTFORD'S PRINCIPAL FIRST                     THE HARTFORD'S PRINCIPAL FIRST PREFERRED
------------------------------------------------------------------------------------------------------------------------------------
Charge                0.75% of Sub-Account Value                               0.20% of Sub-Account Value
Benefit Payment       7% of Benefit Amount                                     5% of Benefit Amount
Revocability          - Irrevocable.                                           - Revocable anytime after the 5th Contract Year or
                      - Charge continues to be deducted until we begin to      the 5th anniversary of the date you added The
                      make annuity payouts.                                    Hartford's Principal First Preferred to your
                                                                               Contract.
                                                                               - Charge continues to be deducted until we begin to
                                                                               make annuity payout or charge will terminate if The
                                                                               Hartford's Principal First Preferred is cancelled.
Step Up               - After the 5th Contract Year, every five years          - Not Available.
                      thereafter if elected.
Maximum Issue Age     - Non-Qualified & Roth IRA -- Age 85                     -  Non-Qualified & Roth IRA -- Age 85
                      - IRA/Qualified -- Age 80                                - IRA/Qualified -- Age 70
Investment            - None                                                   - You are not permitted to transfer more than 10% of
Restrictions                                                                   your Contract Value as of your last Contract
                                                                               Anniversary between certain investment options. This
                                                                               restriction is not currently enforced.
Spousal Continuation  - Available                                              - Available

THE HARTFORD'S PRINCIPAL FIRST -- STEP-UP

Any time after the 5th year The Hartford's Principal First has been in effect, you may elect to "step-up" the Benefit Amount. There is no "step-up" available for The Hartford's Principal First Preferred. If you choose to "step-up" the Benefit Amount, your Benefit Amount will be re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" the Benefit Amount if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year The Hartford's Principal First "step-up" has been in place, you may choose to "step-up" the Benefit Amount again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step-up" without waiting for the 5th year their Contract has been in force.

We currently allow you to "step-up" The Hartford's Principal First on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step-up," we may be charging more for The Hartford's Principal First, but in no event will this charge exceed 0.75% annually. Regardless of when you bought your Contract, upon "step-up" we will charge you the current charge. Before you decide to "step-up," you should request a current prospectus which will describe the current charge for this Benefit. This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect "step-ups" that reset your Benefit Amount to the then prevailing Contract Value.

You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier). These dates are called "election dates" in this section. Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

- We will accept requests for a step-up in writing, verbally or electronically, if available.

- Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuineness of any election.

- We will not accept any written election request received more than 30 days prior to an election date.

- We will not accept any Internet (if available) or telephone election requests received prior to the election date. You may not post-date your election.

-------------------------------------------------------------------------------

- If an election form is received in good order within the 30 days prior to an election date, the "step-up" will automatically occur on the rider anniversary (or if the rider anniversary in a Non-Valuation Day then the next following Valuation Day). If an election form is received in good order on or after an election date, the "step-up" will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

- We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

- Your election is irrevocable. This means that if your Contract Value increases after your step-up, you cannot ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

THE HARTFORD'S PRINCIPAL FIRST PREFERRED -- INVESTMENT RESTRICTIONS

We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value. Currently, there are no such limitations. Contracts issued in Connecticut are not subject to these limitations.

REQUIRED MINIMUM DISTRIBUTIONS

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future.

For purposes of The Hartford's Principal First Preferred, if you enroll in our Automatic Income Program to satisfy the Required Minimum Distributions from the Contract and, as a result, the withdrawals exceed your Benefit Payment we will not recalculate your Benefit Amount or Benefit Payment.

OTHER INFORMATION

If you elect The Hartford's Principal First Preferred, and your Contract was issued in the state of Connecticut, our approval is required for any subsequent Premium Payments if the Premium Payments for all deferred variable annuity contracts issued by us or our affiliates to you equal or exceed $100,000.

For qualified Contracts, The Hartford's Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older. The Hartford's Principal First Preferred cannot be elected if the Contract Owner or Annuitant is age 71 or older.

We reserve the right to treat all Contracts issued to you by Hartford or one of its affiliates within a calendar year as one Contract for purposes of The Hartford's Principal First and The Hartford's Principal First Preferred. This means that if you purchase two Contracts from us in any twelve month period and elect either The Hartford's Principal First or The Hartford's Principal First Preferred on both Contracts, withdrawals from one Contract will be treated as withdrawals from the other Contract.

We do not automatically increase payments under the Automatic Income Program if your Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Benefit Payments and your eligible Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

For examples on how The Hartford's Principal First is calculated, please see "Appendix III." For examples on how The Hartford's Principal First Preferred is calculated, please see "Appendix IV."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner, or the Annuitant die before we begin to make Annuity Payouts. We calculate the Death Benefit when we receive a certified death certificate or other legal document acceptable to us. The calculations for the Death Benefit that are described below are based on the Contract Value on the date we receive a certified death certificate or other legal document acceptable to us.

Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

You can purchase this Contract with either the Asset Protection Death Benefit or the Premium Protection Death Benefit. You cannot choose both. If you do not choose a Death Benefit, we will issue your Contract with the Asset Protection Death Benefit.

You may also elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit." The MAV/EPB Death Benefit is in addition to the Asset Protection Death Benefit or the Premium Protection Death Benefit.

Not all Death Benefit choices are available in all states or through all broker-dealer firms. For more information, call your Registered Representative or you can call us at 1-800-862-6668.

26

-------------------------------------------------------------------------------

THE FOLLOWING TABLE SUMMARIZES INFORMATION ABOUT THE DEATH BENEFIT CHOICES IN THE CONTRACT. WE ALSO HAVE EXAMPLES OF THE DEATH BENEFIT CALCULATIONS IN APPENDIX II AT THE END OF THE PROSPECTUS THAT MAY BE HELPFUL IN UNDERSTANDING THE DEATH BENEFIT CHOICES.

STANDARD
DEATH BENEFIT CHOICES                       SUMMARY                                           HOW IT WORKS
-----------------------------------------------------------------------------------------------------------------------------
Asset Protection       Not available if you elect the Premium Protection   This Death Benefit is the greatest of:
Death Benefit          Death Benefit.                                      -- Contract Value; or
                       No extra charge.                                    -- Contract Value PLUS 25% of the total Premium
                       If you do not elect a Death Benefit, we will issue  Payments excluding any subsequent Premium Payments
                       your Contract with the Asset Protection Death       we receive within 12 months of death or after
                       Benefit.                                            death. Premium Payments are adjusted for any
                                                                           partial Surrenders; or
                                                                           -- Contract Value PLUS 25% of your Maximum
                                                                           Anniversary Value excluding any subsequent Premium
                                                                           Payments we receive within 12 months of death or
                                                                           after death.
                                                                           This Death Benefit cannot exceed the greatest of:
                                                                           -- Contract Value; or
                                                                           -- Total Premium Payments adjusted for any partial
                                                                           Surrenders; or
                                                                           -- Your Maximum Anniversary Value.
Premium Protection     Not available if you elect the Asset Protection     This Death Benefit is the greater of:
Death Benefit          Death Benefit.                                      -- Contract Value; or
                       No extra charge.                                    -- Total Premium Payments you have made to us
                       You cannot choose this Death Benefit if either you  minus an adjustment for any partial Surrenders.
                       or your Annuitant are 76 years old or older.

OPTIONAL
DEATH BENEFIT                              SUMMARY                                           HOW IT WORKS
----------------------------------------------------------------------------------------------------------------------------
MAV/EPB Death         Optional Death Benefit that is available for an     If you elect this Death Benefit with the Asset
Benefit               additional annual charge equal to 0.30% of your     Protection Death Benefit, your Death Benefit will
                      Contract Value invested in the Sub-Accounts and is  be the greatest of:
                      deducted daily.                                     -- The Asset Protection Death Benefit described
                      Only available upon purchase.                       above;
                      May elect in addition to either the Asset           -- The total Premium Payments you have made to us
                      Protection Death Benefit or the Premium Protection  adjusted for any partial Surrenders;
                      Death Benefit. The Death Benefit will be the same   -- Your Maximum Anniversary Value; or
                      regardless of whether you elect the Asset           -- The Earnings Protection Benefit.
                      Protection Death Benefit or the Premium Protection  If you elect this Death Benefit with the Premium
                      Death Benefit.                                      Protection Death Benefit, your Death Benefit will
                      You cannot choose this Death Benefit by itself.     be the greatest of:
                      You cannot choose this Death Benefit if you or      -- The Premium Protection Death Benefit described
                      your Annuitant are 76 years old or older.           above;
                                                                          -- Your Maximum Anniversary Value; or
                                                                          -- The Earnings Protection Benefit.

-------------------------------------------------------------------------------

ASSET PROTECTION DEATH BENEFIT

The Asset Protection Death Benefit is one of the two standard Death Benefit choices.

HERE IS AN EXAMPLE OF HOW THE ASSET PROTECTION DEATH BENEFIT WORKS.

Assume that:

-     You made an initial Premium Payment of $100,000.
-     In your fourth Contract Year, you made a partial Surrender of $8,000.
- Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000.
- On the day we calculate the Death Benefit, your Contract Value was $115,000.
-     Your Maximum Anniversary Value was $150,000.

We determine the Asset Protection Death Benefit by finding the    Based on the assumptions above, here is how we would do the
greatest of these three values:                                   actual calculations:
-- Contract Value or                                              Contract Value equals $115,000.
-- Contract Value PLUS 25% of the total Premium Payments          $115,000 + [25% (($100,000 - $0) - $8,000)] = $138,000
excluding any subsequent Premium Payments we receive within 12 months of death or after death. Premium Payments are adjusted for any partial Surrenders; or
-- Contract Value PLUS 25% of your Maximum Anniversary Value      $115,000 + [25% ($150,000)] = $152,500.
excluding any subsequent Premium Payments we receive within 12 months of death or after death.

THE ASSET PROTECTION DEATH BENEFIT HAS A MAXIMUM. THAT MEANS THE DEATH BENEFIT CANNOT EXCEED THE ASSET PROTECTION DEATH BENEFIT MAXIMUM.

Asset Protection Death Benefit Maximum:
The Asset Protection Death Benefit cannot exceed the greatest       Based on the assumptions above, here is the calculation of
of:                                                                 the Asset Protection Death Benefit Maximum:
-- Contract Value;                                                  - Contract Value is $115,000,
-- Total Premium Payments you have made to us, adjusted for         - Total Premium Payments you have made to us minus an
any partial Surrenders; or                                          adjustment for any partial Surrenders [$100,000 - $8,000 =
                                                                    $92,000], or
-- Your Maximum Anniversary Value.                                  - Your Maximum Anniversary Value is $150,000.
Because the greatest of the three values above is $150,000,
the maximum Death Benefit is $150,000.

The discussion of the Death Benefit choices above says that we make an ADJUSTMENT TO YOUR TOTAL PREMIUM PAYMENTS FOR PARTIAL SURRENDERS when we calculate the Death Benefit. We calculate the adjustment to your total Premium Payments for partial Surrenders by reducing your total Premium Payments on a dollar for dollar basis for total partial Surrenders within a Contract Year up to 10% of total Premium Payments. After that, we reduce your total Premium Payments by a factor that we compute by taking into account the amount of your total partial Surrenders within a Contract Year that exceed 10% of total Premium Payments and your Contract Value before and after the Surrender. We use this calculation to determine the adjustment to total Premium Payments for partial Surrenders for all of the Death Benefits discussed in this prospectus. For examples of how we calculate the Death Benefit, please see Appendix II.

The discussion of the Death Benefit choices above also refers to your MAXIMUM ANNIVERSARY VALUE. The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by an adjustment for any partial Surrenders made since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

28

-------------------------------------------------------------------------------

We make an ADJUSTMENT FOR PARTIAL SURRENDERS WHEN WE CALCULATE YOUR ANNIVERSARY VALUE. We calculate the adjustment to your Anniversary Value for partial Surrenders by reducing your Anniversary Value on a dollar for dollar basis for total partial Surrenders within a Contract Year up to 10% of total Premium Payments. After that, we reduce your Anniversary Value by a factor that we compute by taking into account the amount of your total partial Surrenders within a Contract Year that exceed 10% of total Premium Payments and your Contract Value before and after the Surrender. For examples of how we calculate the Death Benefit, please see "Appendix II."

We use these calculations to determine your Maximum Anniversary Value for all of the Death Benefits discussed in this prospectus.

PREMIUM PROTECTION DEATH BENEFIT

The Premium Protection Death Benefit is one of the two standard Death Benefit choices.

The Premium Protection Death Benefit may not currently be available in your state. You cannot choose the Premium Protection Death Benefit if either you or your Annuitant are 76 years old or older.

HERE IS AN EXAMPLE OF HOW THE PREMIUM PROTECTION DEATH BENEFIT WORKS.

Assume that:

-     You made an initial Premium Payment of $100,000,
-     In your fourth Contract Year, you made a partial Surrender of $8,000,
- Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000,
- On the day we calculate the Death Benefit, your Contract Value was $115,000.

We determine the Premium Protection Death        Based on the assumptions above,
Benefit by finding the greater of these          here is how we would do the
two values:                                      actual calculations:
-- Contract Value; or                            $115,000
-- Total Premium Payments you have made to       $100,000 - $8,000 = $92,000
us minus an adjustment for any partial
Surrenders.
Because your Contract Value was greater
than the adjusted total Premium Payments,
your Death Benefit is $115,000.

We make an adjustment to your total Premium Payments for partial Surrenders as discussed above under "Adjustments to total Premium Payments for partial Surrenders."

If your Contract has the Premium Protection Death Benefit and you transfer ownership of your Contract to someone who was 76 years old or older at the time you purchased your Contract, the Premium Protection Death Benefit will not apply under the Contract after the transfer. Instead, the Death Benefit will be the Contract Value.

For examples of how we calculate the Death Benefit, see Appendix II.

OPTIONAL DEATH BENEFIT

You may elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit." The MAV/EPB Death Benefit is in addition to the Asset Protection Death Benefit or the Premium Protection Death Benefit.

The amount of the MAV/EPB Death Benefit will not be different regardless of whether your Contract has the Asset Protection Death Benefit or the Premium Protection Death Benefit.

The MAV/EPB Death Benefit may not currently be available in your state and is not available in Washington, New York or Minnesota. You cannot elect the MAV/EPB Death Benefit if you or your Annuitant are age 76 or older. Once you elect the MAV/EPB Death Benefit, you cannot cancel it.

You can only elect the MAV/EPB Death Benefit at the time that you purchase your Contract.

The MAV/EPB Death Benefit is described below.

MAV/EPB DEATH BENEFIT

This table shows how the Death Benefit works if you elect the MAV/EPB Death Benefit when you purchase your Contract with either of the standard Death Benefit choices:

 MAV/EPB DEATH BENEFIT WITH THE ASSET PROTECTION DEATH BENEFIT   MAV/EPB DEATH BENEFIT WITH THE PREMIUM PROTECTION DEATH BENEFIT
---------------------------------------------------------------------------------------------------------------------------------
The Death Benefit will be the greatest of the Asset Protection   The Death Benefit will be the greatest of the Premium Protection
Death Benefit or the following three values:                     Death Benefit or the following two values:
- The total Premium Payments you have made to us minus an        - Your Maximum Anniversary Value; or
adjustment for any partial Surrenders;
- Your Maximum Anniversary Value; or                             - The Earnings Protection Benefit, which is discussed below.
- The Earnings Protection Benefit, which is discussed below.

-------------------------------------------------------------------------------

- If your Contract has the MAV/EPB Death Benefit and you transfer ownership of your Contract to someone who was 76 years old or older at the time you purchased your Contract, the MAV/EPB Death Benefit will not apply under the Contract after the transfer. Instead, for Contracts with the Asset Protection Death Benefit only the Asset Protection Death Benefit will remain in force under the Contract. For Contracts with the Premium Protection Death Benefit, the Death Benefit will be the Contract Value. However, we will continue to deduct the charge for the MAV/EPB Death Benefit until we begin to make Annuity Payouts.

For examples of how we calculate the Death Benefit, see Appendix II.

EARNINGS PROTECTION BENEFIT -- If you and your Annuitant are age 69 or under when you purchase your Contract, the Earnings Protection Benefit is:

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus

-   40% of the Contract gain since the date that you purchased your Contract.

We determine any Contract gain by comparing your Contract Value on the date you purchase your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if a partial Surrender is greater than Contract gain we:

- Add the amount of the partial Surrender to the Contract Value on the date you purchase your Contract;

- Then we add any Premium Payments made after the date you purchase your Contract and before you made the partial Surrender;

- Next we subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender; and

- We subtract the sum of any prior adjustments for all prior partial Surrenders made after you purchased your Contract.

If that amount is greater than zero, the result becomes the amount of the adjustment for the partial Surrender.

We use the adjustment for partial Surrenders when we calculate the Contract gain by:

- Subtracting the Contract Value on the date you purchase your Contract and any subsequent Premium Payments from the Contract Value on the date we receive due proof of death;

- Then we add any adjustment for partial Surrenders to the result to determine the Contract gain.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date you purchased your Contract plus Premium Payments not previously withdrawn made after you purchased your Contract, excluding any Premium Payments made in the 12 months before the date of death or after death. We subtract any adjustments for partial Surrenders.

We take 40% of either the Contract gain or the capped amount and add it back to your Contract Value to complete the Death Benefit calculation.

If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to the Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time you purchased your Contract.

For examples of how we calculate the Death Benefit, see Appendix II.

HERE IS AN EXAMPLE OF HOW THE MAV/EPB DEATH BENEFIT WORKS WITH THE STANDARD DEATH BENEFIT CHOICES.

Assume that:

-     You made a single Premium Payment of $100,000,
-     In your fourth Contract Year, you made a partial Surrender of $8,000,
- Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000,
- On the day we calculate the Death Benefit, your Contract Value was $115,000,
-     Your Maximum Anniversary Value was $150,000.

30

-------------------------------------------------------------------------------

Based on the assumptions above, this table shows how we would do the calculations:

  MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT         MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------------------------
Asset Protection Death        $150,000                          Premium Protection            $115,000
Benefit (see Example                                            Death Benefit (see
above)                                                          Example above)
The total Premium             $100,000 - $8,000 = $92,000       Your Maximum                  $150,000
Payments you have made                                          Anniversary Value; or
to us minus an
adjustment for any
partial Surrenders;
Your Maximum                  $150,000                          The Earnings Protection       Contract Value minus Contract Value on
Anniversary Value; or                                           Benefit                       the date you purchased your Contract
                                                                                              [$115,000 - $100,000 = $15,000]
                                                                                              40% of Contract gain plus Contract
                                                                                              Value [$15,000 x 40% = $6,000] +
                                                                                              $115,000 = $121,000]
The Earnings Protection       Contract Value minus Contract     Death Benefit Amount          Because the Maximum Anniversary Value
Benefit                       Value on the date you purchased                                 was the greatest of the three values
                              your Contract [$115,000 -                                       compared, the Death Benefit is
                              $100,000 = $15,000]                                             $150,000
                              40% of Contract gain plus
                              Contract Value [$15,000 x 40% =
                              $6,000] + $115,000 = $121,000]
Death Benefit Amount          Because the Maximum Anniversary
                              Value was the greatest of the
                              four values compared, the Death
                              Benefit is $150,000

Before you purchase the MAV/EPB Death Benefit, you should also consider the following:

- If your Contract has no gain when we calculate the Death Benefit, we will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the MAV/EPB Death Benefit when you purchased your Contract, the MAV/EPB Death Benefit charge will continue to be deducted even though no MAV/EPB Death Benefit will be payable.

OPTIONAL DEATH BENEFIT FOR CONTRACTS ISSUED IN WASHINGTON, NEW YORK OR MINNESOTA

The optional Death Benefit is different for Contracts issued in Washington, New York or Minnesota. We call this optional Death Benefit the "Maximum Anniversary Value Death Benefit." It does not contain the Earnings Protection Benefit.

The charge for the Maximum Anniversary Value Death Benefit is the same as the charge for the MAV/EPB Death Benefit. It is an additional charge we deduct on a daily basis that is equal to an annual charge of 0.30% of your Contract Value invested in the Sub-Accounts.

The Maximum Anniversary Value Death Benefit is described below:

If your Contract has the Asset Protection Death Benefit, the Death Benefit will be the greatest of the Asset Protection Death Benefit or the following two values:

- The total Premium Payments you have made to us minus an adjustment for any partial Surrenders; or

-   Your Maximum Anniversary Value.

If your Contract has the Premium Protection Death Benefit, the Death Benefit will be the greater of the Premium Protection Death Benefit or your Maximum Anniversary Value.

ADDITIONAL INFORMATION ABOUT THE DEATH BENEFITS

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans."

Your Contract states that as part of the Death Benefit calculation we deduct any Premium Payments we receive within 12 months of death or after death as part of the total Premium Payment calculation. If you purchase this Contract, we will

-------------------------------------------------------------------------------

waive that deduction when we calculate the Premium Protection Death Benefit or the MAV/EPB Death Benefit, except when we calculate the limitation of Contract gain for purposes of the MAV/EPB Death Benefit. We will also waive the deduction for purposes of the Asset Protection Death Benefit when we calculate the Asset Protection Death Benefit Maximum. Your Contract states that we exclude any Premium Payments that we receive within 12 months of death when we calculate the Asset Protection Death Benefit. We waive this exclusion for your initial Premium Payment if death occurs in the first Contract Year.

We impose a limit on total death benefits if:

- The total death benefits are payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates, and

-   Aggregate Premium Payments total $5 million or more.

When the limit applies, total death benefits cannot exceed the greater of:

-   The aggregate Premium Payments reduced by an adjustment for any Surrenders;
    or

-   The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

-   The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar for dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your aggregate Premium Payments proportionally based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each Contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our "Safe Haven Program." Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

32

-------------------------------------------------------------------------------

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payment Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the MAV/EPB Death Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the effective date the optional Death Benefit was added to the Contract. This means we will use the date the Contract is continued with your spouse as Contract Owner as the effective date for calculating the MAV/EPB Death Benefit. The percentage used for the MAV/EPB Death Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Designated Beneficiary receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Contract Owner's estate
                                 Contract Owner and the           deceased                         receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent     The Contract Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues. The
                                                                                                   Contract Owner may waive this
                                                                                                   presumption and receive the
                                                                                                   Death Benefit.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Contract Owner                            The Annuitant is living                   Designated Beneficiary becomes the
                                                                                    Contract Owner.
Annuitant                                 The Contract Owner is living              Contract Owner receives the payout at
                                                                                    death, if any.
Annuitant                                 The Annuitant is also the Contract Owner  Designated Beneficiary receives the payout at death, if any.

THESE ARE THE MOST COMMON SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. FOR MORE INFORMATION ON ANNUITY PAYOUT OPTIONS THAT MAY RESULT IN A PAYOUT AT DEATH PLEASE SEE THE SECTION ENTITLED "ANNUITY PAYOUTS." IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

-------------------------------------------------------------------------------

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge. This is our default option.

Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature. There are two restrictions on partial Surrenders before the Annuity Commencement Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. Our current minimum Contract Value is $500 after the Surrender. The minimum Contract Value in New York must be $1,000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment for a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.

Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature. Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.


You may submit this form via facsimile.


If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

34

-------------------------------------------------------------------------------

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

We will no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want the Payee to receive Annuity Payouts?

-   What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may choose to begin receiving a variable dollar amount Annuity Payout at any time. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years. If the annuity reaches the maximum Annuity Commencement Date, which is the later of the 10th Contract Anniversary or the date the annuitant reaches age 90, the Contract will automatically be annuitized unless we and the Owner(s) agree to extend the Annuity Commencement Date, which approval may be withheld or delayed for any reason. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. The Hartford's Principal First Payout Option is available only to Contract Holders who elect The Hartford's Principal First rider. The Hartford's Principal First Preferred Payout Option is available only to Contract Holders who elect The Hartford's Principal First Preferred rider. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

-------------------------------------------------------------------------------

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts during the lifetime of the Annuitant, but Annuity Payouts are at least guaranteed for the number of years you select. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of years, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the present value of the remaining Annuity Payouts.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts for the number of years that you select. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

THE HARTFORD'S PRINCIPAL FIRST PAYOUT OPTION

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

THE HARTFORD'S PRINCIPAL FIRST PREFERRED PAYOUT OPTION

If you elect The Hartford's Principal First Preferred and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Preferred Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

36

-------------------------------------------------------------------------------

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Contract in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3.    HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the second monthly Annuity Payout is the same as the first, the Sub-Accounts earned exactly the same return as the AIR. If the second monthly Annuity Payout is more than the first, the Sub-Accounts earned more than the AIR. If the second Annuity Payout is less than the first, the Sub-Account earned less than the AIR.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of the variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an Annuity rate set by us.

You may not choose a fixed dollar amount Annuity Payout if you purchase your Contract in Oregon or Pennsylvania.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles, and

-   the Assumed Investment Return.

-------------------------------------------------------------------------------

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value, minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of:

- Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 3% AIR is 0.999919%. The Annuity Unit Factor for a 5% AIR is 0.999866%. The Annuity Unit Factor for a 6% AIR is 0.999840%.

COMBINATION ANNUITY PAYOUT -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet you income needs. Combination Annuity Payouts are not available during the first two Contract Years.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions, please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under the section entitled "The Contract."

OTHER PROGRAMS AVAILABLE

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program. There is no additional Charge for these Programs. If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us, your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.

INVESTEASE PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract excluding the DCA Plus Programs.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Please see Federal Tax Considerations and Appendix I for more information regarding the tax consequences associated with your Contract.

STATIC ASSET ALLOCATION MODELS

This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Asset allocation models can be based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods, or can be based on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories.

If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature or a Dollar Cost Averaging Plus Program is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.

You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset

38

-------------------------------------------------------------------------------

allocation models may be restricted based on fund abusive trading restrictions.

You may be required to invest in an acceptable asset allocation model as a condition for electing and maintaining certain guaranteed minimum withdrawal benefits.

Your investments in an asset allocation model will be rebalanced quarterly to reflect the model's original percentages and you may cancel your model at any time subject to investment restrictions for maintaining certain guaranteed minimum withdrawal benefits.

We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER? for more information.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Registered Representative. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

-   Asset Rebalancing

In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

-   Dollar Cost Averaging

We offer three dollar cost averaging programs:

       -   DCA Plus

       -   Fixed Amount DCA

       -   Earnings/Interest DCA

DCA PLUS -- These programs allow you to earn a fixed rate of interest on investments. These programs are different from the Fixed Accumulation Feature. We determine, in our sole discretion, the interest rates to be credited. These interest rates may vary depending on the Contract you purchased and the date business is received. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to lock in a rate of interest using either the "12-Month Transfer Program" or the "6-Month Transfer Program".

- Under the 12-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 12 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 12 month period. You must make at least 7 but no more than 12 transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

- Under the 6-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 6 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 6 month period. You must make at least 3 but no more than 6 transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

- Each time you make a subsequent Premium Payment, you can invest in a different rate lock program. Any subsequent investments made in a month (or other interest rate effective period) other than your last program investment are considered a separate rate lock program investment. You can invest in up to 5 different rate lock programs at one time.

- You must invest at least $5,000 in each rate lock program ($2,000 for qualified plan transfers or rollovers, including IRAs). We may pre-authorize transfers from our Fixed Accumulation Feature subject to restrictions. This minimum amount applies to the initial and all subsequent Premium Payments in a given rate lock program.

- Pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions in good order.

- If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is active on the contract, we will set up the new Program to mirror the existing one. If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is not active on the contract, but is the future investment allocation and a Static Model Portfolio Plan is active on the contract, we will set up the new Program to move funds to the Static Model Portfolio Plan. Otherwise, we will contact your investment professional to obtain complete instructions. If we do not receive in good order enrollment instructions within the 15 day timeframe noted above, we will refund the Program payment for further instruction.

-------------------------------------------------------------------------------

- If your Program payment is less than the required minimum amount, we will invest into the destination funds indicated on the Program instructions accompanying the payment. If Program instructions were not provided and a DCA Plus Program is active on the contract, we will apply the payment to the destination funds of the current DCA Plus program. Otherwise, we will contact your investment professional to obtain further investment instructions.

- The credited interest rate used under the DCA Plus Programs is not earned on the full amount of your Premium Payment for the entire length of the Program because Program transfers to Funds decrease the amount of your Premium Payment remaining in the Program.

- You may elect to terminate your involvement in this Program at any time. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Funds you designated.

FIXED AMOUNT DCA -- This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into a different Fund. This program begins approximately 15 days following the next monthly Contract Anniversary from the day the enrollment requested is established unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

EARNINGS/INTEREST DCA -- This feature allows you to regularly transfer (monthly or quarterly) the interest earned from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into another Fund. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

OTHER PROGRAM CONSIDERATIONS

- You may terminate your enrollment in any Program (other than Dollar Cost Averaging Programs) at any time.

- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund -- then your allocations will be directed to the surviving Fund;

       - any Fund is liquidated -- then your allocations will be directed to any available money market Fund.

     You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

- We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.

- Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular fund, see that Fund's prospectus.

- Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining

40

-------------------------------------------------------------------------------

  whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.

-   These Programs may be adversely affected by Fund trading policies.

OTHER INFORMATION

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

SPECULATIVE INVESTING -- Do not purchase this Contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. By purchasing this Contract you represent and warrant that you are not using this Contract, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.


HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.



HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2009. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").


Core and Edge Contracts may be sold directly to the following individuals free of any commission ("Employee Gross-Up" on Core and no front-end sales charge on Edge): 1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent and affiliates; and 2) employees and Registered Representatives (and their families) of Financial Intermediaries. If applicable, we will credit the Core Contract with a credit of 5.0% of the initial Premium Payment and each subsequent Premium Payment, if any. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.

We list below types of arrangements that help to incentivize sales people to sell our products. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediary's internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

Upfront commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.

Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights

-------------------------------------------------------------------------------

and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit.

ADDITIONAL
PAYMENT TYPE                                                            WHAT IT'S USED FOR
---------------------------------------------------------------------------------------------------------------------------------
Access                            Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment             Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing                         Joint marketing campaigns and/or Financial Intermediary event advertising/participation;
                                  sponsorship of Financial Intermediary sales contests and/or promotions in which participants
                                  (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; client generation expenses.
Marketing Expense Allowances      Pay Fund related parties for wholesaler support, training and marketing activities for certain
                                  Funds.
Support                           Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
Training                          Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility                        Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                            Pay for the overall volume of their sales or the amount of money investing in our products.


As of December 31, 2009, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities: AIG Advisors Group, Inc., (FSC Securities Corporation, Royal Alliance Assoc., Inc., Sagepoint Financial), Allen & Company of Florida, Inc., AMTrust Investment Svcs Inc., Associated Securities Corp., Banc of America Investment Services Inc., Bancwest Investment Services, Inc., BBVA Compass Inv. Solutions, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research Inc., Capital Analyst Inc., Centaurus Financial, Inc., CCO Investment Services Corp., Citigroup Global Markets, Inc., Colonial Brokerage, Inc., Comerica Securities, Inc., Commonwealth Financial Network, Compass Brokerage, Inc., Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP, Edward D. Jones & Co., LLP, Fifth Third Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., First Tennessee Brokerage Inc., Frost Brokerage Services, Inc., Great American Advisors, Inc., H. Beck, Inc., H.D. Vest Investment Services, Harbour Investments, Inc., Heim, Young & Associates, Inc., Huntington Investment Company, Infinex Investment, Inc., ING Advisors Network, (Financial Network Investment Corp., ING Financial Partners, Multi-Financial Securities Corp., Primevest Financial Services, Inc.,), Inter-Securities Inc., Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, W.L. Lyons LLC, Janney Montgomery Scott, Inc., Key Investment Services, Lincoln Financial Advisors Corp., Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch Pierce Fenner & Smith, MML Investor Services Inc., Morgan Keegan & Company, Inc., Morgan Stanley Smith Barney, LLC, (various divisions and affiliates), Mutual Service Corporation, NatCity Investments, National Planning Holdings (Invest Financial Corp., Investment Centers of America, Inc., National Planning Corp., SII Investments, Inc.), Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., PNC Investments LLC, Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James & Associates, Inc., Raymond James Financial Services, RBC Capital Markets., Robert W. Baird & Co. Inc., Rogan & Associates, Securities America, Inc., Sigma Financial Corporation, Sorrento Pacific Financial LLC, Summit Brokerage Services Inc., Sun Trust Investment Services, TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Transamerica Financial Advisors, Inc., Triad Advisors, Inc., U.S. Bancorp Investments, Inc., UBOC Investment Services, Inc. (Union Bank of California, N.A.), UBS Financial Services, Inc., Uvest Financial Services Group Inc., Vanderbilt Securities, LLC, Wachovia Securities,

42

-------------------------------------------------------------------------------


LLC (various divisions), Waterstone Financial Group, Wells Fargo Advisors LLC (various divisions), Wells Fargo Investments LLC, WaMu Investments, Inc., Woodbury Financial Services, Inc. (an affiliate of ours).


Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.


As of December 31, 2009, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Franklin Templeton Services, LLC, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.



For the fiscal year ended December 31, 2009, Additional Payments did not in the aggregate exceed approximately $36.4 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.05% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $2.3 million or approximately 0.25% of the Premium Payments invested in a particular Fund during this period. Financial Intermediaries that received Additional Payments in 2009, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.



Financial Intermediaries that received Additional Payments in 2009, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.


LEGAL PROCEEDINGS


There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.



Following the New York Attorney General's filing of a civil complaint against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh") in October 2004 alleging that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them, private plaintiffs brought several lawsuits against The Hartford predicated on the allegations in the Marsh complaint, to which The Hartford was not party. Among these is a multidistrict litigation in the United States District Court for the District of New Jersey. There are two consolidated amended complaints filed in the multidistrict litigation, one related to conduct in connection with the sale of property-casualty insurance and the other related to alleged conduct in connection with the sale of group benefits products. The Company is named in the group benefits products complaint. The complaints assert, on behalf of a putative class of persons who purchased insurance through broker defendants, claims under the Sherman Act, the Racketeer Influenced and Corrupt Organizations Act ("RICO"), state law, and in the case of the group benefits products complaint, claims under ERISA. The claims are predicated upon allegedly undisclosed or otherwise improper payments of contingent commissions to the broker defendants to steer business to the insurance company defendants. The district court has dismissed the Sherman Act and RICO claims in both complaints for failure to state a claim. The district court has dismissed the Sherman Act and RICO claims in both complaints for failure to state a claim and has granted the defendants' motions for summary judgment on the ERISA claims in the group-benefits products complaint. The district court further has declined to exercise supplemental jurisdiction over the state law claims, has dismissed those state law claims without prejudice, and has closed both cases. The plaintiffs have appealed the dismissal of the Sherman Act, RICO and ERISA claims.



In October 2005, a putative nationwide class action was filed in the United States District Court for the District of Connecticut against the Company and several of its subsidiaries on behalf of persons who had asserted claims against an insured of a Hartford property & casualty insurance company that resulted in a settlement in which some or all of the settlement amount was structured to afford a schedule of future payments of specified amounts funded by an annuity from a Hartford life insurance company ("Structured Settlements"). The operative complaint alleges that since 1997 the Company has systematically deprived the settling claimants of the value of their damages recoveries by secretly deducting 15% of the annuity premium of every Structured Settlement to cover brokers' commissions, other fees and costs, taxes, and a profit for the annuity provider, and asserts claims under the Racketeer Influenced and Corrupt Organizations Act ("RICO") and state law. The plaintiffs seek compensatory damages,

-------------------------------------------------------------------------------


punitive damages, pre-judgment interest, attorney's fees and costs, and injunctive or other equitable relief. The Company vigorously denies that any claimant was misled or otherwise received less than the amount specified in the structured-settlement agreements. In March 2009, the district court certified a class for the RICO and fraud claims composed of all persons, other than those represented by a plaintiffs' broker, who entered into a Structured Settlement since 1997 and received certain written representations about the cost or value of the settlement. The district court declined to certify a class for the breach-of-contract and unjust-enrichment claims. The Company's petition to the United States Court of Appeals for the Second Circuit for permission to file an interlocutory appeal of the class-certification ruling was denied in October 2009. A trial on liability and the methodology for computing class-wide damages is scheduled to commence in September 2010. It is possible that an adverse outcome could have a material adverse effect on the Company's financial condition and consolidated results of operations or cash flows. The Company is defending this litigation vigorously.


MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:


The Hartford
Attn: Retirement Division
P.O. Box 5085
Hartford, Connecticut 06102-5085


Telephone:  1-800-862-6668 (Contract Owners)
            1-800-862-7155 (Registered Representatives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION


The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.



This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.



In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.



Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.



The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to Your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state

44

-------------------------------------------------------------------------------


and local tax authorities, and generally to provide You with a copy of what was reported. This copy is not intended to supplant Your own records. It is Your responsibility to ensure that what You report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on Your books and records. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if You find any discrepancies in case corrections have to be made.


THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner pursuant to a civil union or domestic partnership recognized under state law, then such designated beneficiary's right to continue the Contract as the succeeding Contract Owner will be contingent, among other things, upon the treatment of such designated beneficiary as the spouse of the Contract Owner under Code Section 72(s) (or any successor provision). Currently, Federal tax law only recognizes spouses if they are married individuals of the opposite sex. Consequently, such designated beneficiary who is not recognized as a "spouse"

-------------------------------------------------------------------------------

under Federal tax law will not be able to continue the Contract and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

       a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract Value (determined without regard to surrender charges) generally is an appropriate measure. However, in some instances the IRS could take the position that the value should be the current Contract Value (determined without regard to surrender charges) increased by some measure of the value of certain future cash-value type benefits.

iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

       b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

       c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under

46

-------------------------------------------------------------------------------


subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.


       d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

       1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

       2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

       3.   Distributions attributable to a recipient's becoming disabled.

       4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

       5. Distributions made under certain annuities issued in connection with structured settlement agreements.

       6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

       7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

       e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

       f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

       1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

       2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

       3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not

-------------------------------------------------------------------------------

      extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

iv.  Civil Union or Domestic Partner

      Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner pursuant to a civil union or domestic partnership recognized under state law, then such designated beneficiary's right to continue the Contract as the succeeding Contract Owner will be contingent, among other things, upon the treatment of such designated beneficiary as the spouse of the Contract Owner under Code
      Section 72(s) (or any successor provision). Currently, Federal tax law only recognizes spouses if they are married individuals of the opposite sex. Consequently, such designated beneficiary who is not recognized as a "spouse" under Federal tax law will not be able to continue the Contract and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election.

       g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

       h.  PARTIAL EXCHANGES.

The IRS in Rev. Rul. 2003-76 confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering (1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Notice 2003-51 was superseded by Revenue Procedure 2008-24, effective for partial exchanges completed on or after June 30, 2008. Partial exchanges completed on or after this date will qualify for tax free treatment if: (1) no amounts are withdrawn from, or received in surrender of, either of the contracts involved in the exchange during the 12 months beginning on the date on which amounts are treated as received as premiums or other consideration paid for the contract received in the exchange (the date of transfer); or (2) the taxpayer demonstrates that certain conditions (e.g., death, disability, reaching age 59 1/2, divorce, loss of employment) occurred between the date of transfer and the date of the withdrawal or surrender. A transfer within the scope of the revenue procedure, but not treated as a tax-free exchange, will be treated as a taxable distribution, followed by a payment for a second contract. Two annuity contracts that are the subject of a tax-free exchange pursuant to the revenue procedure will not be aggregated, even if issued by the same insurance company. We advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.

The applicability of the IRS's partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a tax adviser if you plan to split an annuity contract as part of an exchange of annuity contracts.

    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS

48

-------------------------------------------------------------------------------

for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

       1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

       2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.

-------------------------------------------------------------------------------

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled "Information Regarding Tax-Qualified Retirement Plans" for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.

H. TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.

50

-------------------------------------------------------------------------------

TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
  Additional Payments
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS

                                                                     APP I-1

-------------------------------------------------------------------------------

APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a.   TRADITIONAL IRAS

Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20%

APP I-2

-------------------------------------------------------------------------------

may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b.  SEP IRAS

Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c.   SIMPLE IRAS

The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d.  ROTH IRAS


Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA

                                                                     APP I-3

-------------------------------------------------------------------------------

under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.

A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

    a.   after the employee reaches age 59 1/2;

    b.  upon the employee's separation from service;

    c.   upon the employee's death or disability;

    d. in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

    e. as a qualified reservist distribution upon certain calls to active duty.

An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.

Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).


Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. Section 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with

APP I-4

-------------------------------------------------------------------------------

certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")


Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount ($16,500 for 2010). The Plan may provide for additional "catch-up" contributions. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).


Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a
Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs or Roth accounts in Qualified plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

    a.   PENALTY TAXES ON PREMATURE DISTRIBUTIONS

Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

                                                                     APP I-5

-------------------------------------------------------------------------------

    (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

    (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

    (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

    (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

    b.  RMDS AND 50% PENALTY TAX


If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.


An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

    (i)  the calendar year in which the individual attains age 70 1/2, or

    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.


A special rule applies to individuals who attained age 70 1/2 in 2009. Such individuals should consult with a qualified tax adviser before taking RMDs in 2010.


The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the

APP I-6

-------------------------------------------------------------------------------

actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.


For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.



By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.


Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

    a.   an RMD amount;

    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

    c.   any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of

                                                                     APP I-7

-------------------------------------------------------------------------------

Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.

                                                                    APP II-1

-------------------------------------------------------------------------------

APPENDIX II -- DEATH BENEFIT -- EXAMPLES

ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$117,403 + 25% ($100,000 - $8,000) = $140,403],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value minus an adjustment for any partial Surrenders. [$117,403 + 25% ($117,403 - $8,000) = $144,754].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders [$100,000 - $8,000 = $92,000], or

-   your Maximum Anniversary Value adjusted for any partial Surrenders [$117,403
    - $8,000 = $109,403].

Because the Contract Value of your Contract [$117,403] is greater than your Maximum Anniversary Value adjusted for partial Surrenders [$109,403] and your adjusted total Premium Payments [$92,000], the amount of the Death Benefit cannot exceed $117,403.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Because the Asset Protection Death Benefit cannot exceed $117, 403, the amount of the Death Benefit is equal to your Contract Value of $117,403.

APP II-2

-------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value is $140,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$120,000 + 25% of $57,857 = $134,464 (See below)],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value adjusted for any partial Surrenders. [$120,000 + 25% ($83,571) = $140,893 (See below)].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857 (See below)], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571 (See below)].

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Your Asset Protection Death Benefit is $120,000. This is because your Contract Value at death [$120,000] was the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571].

So, your Asset Protection Death Benefit cannot exceed $120,000.

                                                                    APP II-3

-------------------------------------------------------------------------------

PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. Your adjusted total Premium Payments is $92,000.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth contract year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payments of $57,857.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

APP II-4

-------------------------------------------------------------------------------

MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Asset Protection Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($8,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($109,273),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals -$1,273, which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($117,403),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. YOUR ADJUSTED MAXIMUM ANNIVERSARY VALUE IS $109,403.

ASSET PROTECTION DEATH BENEFIT AMOUNT IS $117,403. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

MAV/EPB DEATH BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $17,403 or $6,961 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the four values compared.

                                                                    APP II-5

-------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   Your Maximum Anniversary Value is $140,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the MAV/EPB Death Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals +$10,000, which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

APP II-6

-------------------------------------------------------------------------------

MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $124,364. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $109,403. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $92,000. (See Example 1 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the three values compared.

EXAMPLE 2

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $60,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $132,000. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $83,571. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $57,857. (See Example 2 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $132,000. This is the greatest of the three values compared.

                                                                   APP III-1

-------------------------------------------------------------------------------

APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

                                                                    APP IV-1

-------------------------------------------------------------------------------

APPENDIX IV -- THE HARTFORD'S PRINCIPAL FIRST PREFERRED -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST PREFERRED WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $7,500, which is your prior Benefit Payment ($5,000) plus 5% of your additional Premium Payment ($2,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $95,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($5,000).

- Your Benefit Payment for the next year remains $5,000, because you did not take more than your maximum Benefit Payment ($5,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $5,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 5% of the greater of your New Contract Value and New Benefit Amount, which is $4,500.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($5,000) to 5% of the New Benefit Amount ($1,500). Your Benefit Payment becomes the lower of those two values, or $1,500.

                                                                     APP V-1

-------------------------------------------------------------------------------

APPENDIX V -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. There are two tables below reflecting the Accumulation Unit Values for Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. The tables show only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. Tables showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits appear in the Statement of Additional Information, which you may obtain free of charge by contacting us.


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY



                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2009             2008             2007             2006
----------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.905           $1.346           $1.284           $1.179
  Accumulation Unit Value at end of
   period                                   $1.160           $0.905           $1.346           $1.284
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               16,612           21,046           26,811           29,428
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.355               --               --               --
  Accumulation Unit Value at end of
   period                                  $13.132               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   21               --               --               --
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.449           $2.709           $2.357           $2.055
  Accumulation Unit Value at end of
   period                                   $2.077           $1.449           $2.709           $2.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               18,462           22,776           28,237           31,358
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.438               --               --               --
  Accumulation Unit Value at end of
   period                                  $14.800               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   46               --               --               --
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.665           $1.078           $1.012           $0.915
  Accumulation Unit Value at end of
   period                                   $0.822           $0.665           $1.078           $1.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               13,944           16,730           21,264           21,684
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.422               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.746               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2               --               --               --
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.117           $1.681           $1.578           $1.333
  Accumulation Unit Value at end of
   period                                   $1.370           $1.117           $1.681           $1.578
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               20,294           24,993           33,692           35,762
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.338               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.545               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   29               --               --               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2005             2004             2003
--------------------------------------  -------------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.117           $1.095           $1.000
  Accumulation Unit Value at end of
   period                                   $1.179           $1.117           $1.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               31,255           28,878           10,732
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.808           $1.540           $1.218
  Accumulation Unit Value at end of
   period                                   $2.055           $1.808           $1.540
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               34,291           35,168            9,677
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.873           $0.818           $0.701
  Accumulation Unit Value at end of
   period                                   $0.915           $0.873           $0.818
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               21,392           13,662            2,188
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.279           $1.157           $1.003
  Accumulation Unit Value at end of
   period                                   $1.333           $1.279           $1.157
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               36,090           29,748            7,810
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

APP V-2

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2009             2008             2007             2006
----------------------------------------------------------------------------------------------------------
HARTFORD EQUITY INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.043           $1.489           $1.416           $1.191
  Accumulation Unit Value at end of
   period                                   $1.208           $1.043           $1.489           $1.416
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,835            2,262            2,844            3,885
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.175               --               --               --
  Accumulation Unit Value at end of
   period                                  $11.654               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD FUNDAMENTAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.745           $1.290           $1.139           $1.055
  Accumulation Unit Value at end of
   period                                   $1.045           $0.745           $1.290           $1.139
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  816              635              694              696
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.191               --               --               --
  Accumulation Unit Value at end of
   period                                  $14.133               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1               --               --               --
HARTFORD GLOBAL ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.820           $1.235           $1.077           $1.006
  Accumulation Unit Value at end of
   period                                   $0.988           $0.820           $1.235           $1.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,200            1,553            2,362            2,039
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.384               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.382               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD GLOBAL EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.148          $10.477               --               --
  Accumulation Unit Value at end of
   period                                   $8.595           $6.148               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  102               96               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.475               --               --               --
  Accumulation Unit Value at end of
   period                                  $14.493               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.544           $1.163           $0.946           $0.842
  Accumulation Unit Value at end of
   period                                   $0.726           $0.544           $1.163           $0.946
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,985           10,125           12,421           14,379
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.534               --               --               --
  Accumulation Unit Value at end of
   period                                  $13.908               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2               --               --               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2005             2004             2003
--------------------------------------  -------------------------------------------------
HARTFORD EQUITY INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.156           $1.073           $1.000
  Accumulation Unit Value at end of
   period                                   $1.191           $1.156           $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,514            1,654              113
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
HARTFORD FUNDAMENTAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.977           $0.962           $0.829
  Accumulation Unit Value at end of
   period                                   $1.055           $0.977           $0.962
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  740              561              200
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
HARTFORD GLOBAL ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.989           $0.892           $0.806
  Accumulation Unit Value at end of
   period                                   $1.006           $0.989           $0.892
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,245            2,825              532
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
HARTFORD GLOBAL EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.835           $0.712           $0.593
  Accumulation Unit Value at end of
   period                                   $0.842           $0.835           $0.712
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               15,083           12,723            2,257
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

                                                                     APP V-3

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2009             2008             2007             2006
----------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.604           $2.190           $2.098           $1.918
  Accumulation Unit Value at end of
   period                                   $1.936           $1.604           $2.190           $2.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  566              729              943            1,216
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.976               --               --               --
  Accumulation Unit Value at end of
   period                                  $13.111               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2               --               --               --
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.862           $1.506           $1.311           $1.274
  Accumulation Unit Value at end of
   period                                   $1.138           $0.862           $1.506           $1.311
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,203            4,274            5,541            5,904
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.399               --               --               --
  Accumulation Unit Value at end of
   period                                  $13.587               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4               --               --               --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.073           $2.008           $1.575           $1.429
  Accumulation Unit Value at end of
   period                                   $1.368           $1.073           $2.008           $1.575
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,233            4,109            5,889            5,356
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.540               --               --               --
  Accumulation Unit Value at end of
   period                                  $13.297               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4               --               --               --
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.974           $1.325           $1.310           $1.198
  Accumulation Unit Value at end of
   period                                   $1.442           $0.974           $1.325           $1.310
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,048            4,720            5,725            6,365
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.382               --               --               --
  Accumulation Unit Value at end of
   period                                  $15.206               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    8               --               --               --
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.633           $1.024           $0.990           $0.871
  Accumulation Unit Value at end of
   period                                   $0.786           $0.633           $1.024           $0.990
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,853            4,316            5,627            6,105
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.173               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.488               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2005             2004             2003
--------------------------------------  -------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.735           $1.563           $1.372
  Accumulation Unit Value at end of
   period                                   $1.918           $1.735           $1.563
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,296            1,420              894
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.237           $1.118           $0.950
  Accumulation Unit Value at end of
   period                                   $1.274           $1.237           $1.118
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,469            4,860            1,423
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.249           $1.083           $0.897
  Accumulation Unit Value at end of
   period                                   $1.429           $1.249           $1.083
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,193            2,992              830
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.193           $1.129           $1.048
  Accumulation Unit Value at end of
   period                                   $1.198           $1.193           $1.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,425            6,119            2,365
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.848           $0.781           $0.680
  Accumulation Unit Value at end of
   period                                   $0.871           $0.848           $0.781
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,055            5,555            2,778
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

APP V-4

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2009             2008             2007             2006
----------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.835           $1.964           $1.611           $1.320
  Accumulation Unit Value at end of
   period                                   $1.057           $0.835           $1.964           $1.611
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,602            7,318            9,435            9,880
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.589               --               --               --
  Accumulation Unit Value at end of
   period                                  $13.261               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2               --               --               --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.063           $1.871           $1.492           $1.219
  Accumulation Unit Value at end of
   period                                   $1.395           $1.063           $1.871           $1.492
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,479           10,170           13,137           15,028
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.693               --               --               --
  Accumulation Unit Value at end of
   period                                  $13.891               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6               --               --               --
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.360           $2.402           $2.240           $1.761
  Accumulation Unit Value at end of
   period                                   $1.847           $1.360           $2.402           $2.240
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,022            1,290            1,694            1,900
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.988               --               --               --
  Accumulation Unit Value at end of
   period                                  $14.767               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4               --               --               --
HARTFORD MIDCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $5.920          $10.578               --               --
  Accumulation Unit Value at end of
   period                                   $8.611           $5.920               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  112               69               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.307               --               --               --
  Accumulation Unit Value at end of
   period                                  $14.836               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.011           $1.719           $1.711           $1.476
  Accumulation Unit Value at end of
   period                                   $1.434           $1.011           $1.719           $1.711
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,757            3,605            5,049            6,050
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.005               --               --               --
  Accumulation Unit Value at end of
   period                                  $15.445               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5               --               --               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2005             2004             2003
--------------------------------------  -------------------------------------------------
HARTFORD INTERNATIONAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.264           $1.031           $0.819
  Accumulation Unit Value at end of
   period                                   $1.320           $1.264           $1.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,274            4,423              788
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.081           $0.931           $0.751
  Accumulation Unit Value at end of
   period                                   $1.219           $1.081           $0.931
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               15,424           12,066            1,407
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.509           $1.312           $1.013
  Accumulation Unit Value at end of
   period                                   $1.761           $1.509           $1.312
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,690            1,179              329
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
HARTFORD MIDCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.364           $1.192           $0.961
  Accumulation Unit Value at end of
   period                                   $1.476           $1.364           $1.192
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,586            7,083            2,914
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

                                                                     APP V-5

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2009             2008             2007             2006
----------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.204           $1.198           $1.161           $1.127
  Accumulation Unit Value at end of
   period                                   $1.187           $1.204           $1.198           $1.161
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               14,007           21,136            9,018            6,878
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.979               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.742               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  162               --               --               --
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.168           $1.999           $1.779           $1.581
  Accumulation Unit Value at end of
   period                                   $1.486           $1.168           $1.999           $1.779
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,439            1,883            2,373            2,716
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.453               --               --               --
  Accumulation Unit Value at end of
   period                                  $13.158               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3               --               --               --
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.836           $1.357           $1.406           $1.338
  Accumulation Unit Value at end of
   period                                   $1.113           $0.836           $1.357           $1.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,032            7,466            9,529            9,891
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.642               --               --               --
  Accumulation Unit Value at end of
   period                                  $14.025               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1               --               --               --
HARTFORD SMALLCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $7.606          $10.344               --               --
  Accumulation Unit Value at end of
   period                                   $9.621           $7.606               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   10                9               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.595               --               --               --
  Accumulation Unit Value at end of
   period                                  $13.262               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.715           $1.277           $1.226           $1.087
  Accumulation Unit Value at end of
   period                                   $0.995           $0.715           $1.277           $1.226
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               14,306           17,715           21,790           24,184
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.328               --               --               --
  Accumulation Unit Value at end of
   period                                  $14.229               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7               --               --               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2005             2004             2003
--------------------------------------  -------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.114           $1.122           $1.128
  Accumulation Unit Value at end of
   period                                   $1.127           $1.114           $1.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,506            5,657            2,115
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.328           $1.204           $0.951
  Accumulation Unit Value at end of
   period                                   $1.581           $1.328           $1.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,354            2,828            1,280
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.224           $1.078           $0.831
  Accumulation Unit Value at end of
   period                                   $1.338           $1.224           $1.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,417            8,202            1,153
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
HARTFORD SMALLCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.008           $0.984           $0.855
  Accumulation Unit Value at end of
   period                                   $1.087           $1.008           $0.984
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               26,232           19,823            4,110
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

APP V-6

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2009             2008             2007             2006
----------------------------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.372           $1.510           $1.466           $1.422
  Accumulation Unit Value at end of
   period                                   $1.552           $1.372           $1.510           $1.466
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               17,092           18,413           26,580           25,889
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.253               --               --               --
  Accumulation Unit Value at end of
   period                                  $11.479               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   49               --               --               --
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.106           $1.132           $1.102           $1.077
  Accumulation Unit Value at end of
   period                                   $1.125           $1.106           $1.132           $1.102
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,705           13,836           16,488           15,823
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.024               --               --               --
  Accumulation Unit Value at end of
   period                                  $10.086               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   20               --               --               --
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.927           $1.428           $1.332           $1.112
  Accumulation Unit Value at end of
   period                                   $1.134           $0.927           $1.428           $1.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,567            2,031            2,721            3,081
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.305               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.475               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD VALUE OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.864           $1.491           $1.618           $1.382
  Accumulation Unit Value at end of
   period                                   $1.248           $0.864           $1.491           $1.618
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,747            2,109            3,527            4,323
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.769               --               --               --
  Accumulation Unit Value at end of
   period                                  $15.381               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1               --               --               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2005             2004             2003
--------------------------------------  -------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.411           $1.371           $1.362
  Accumulation Unit Value at end of
   period                                   $1.422           $1.411           $1.371
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               26,028           20,361            5,052
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.079           $1.074           $1.093
  Accumulation Unit Value at end of
   period                                   $1.077           $1.079           $1.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               15,335           11,354            2,116
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.045           $0.960           $0.838
  Accumulation Unit Value at end of
   period                                   $1.112           $1.045           $0.960
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,838            2,622            1,505
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
HARTFORD VALUE OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.297           $1.109           $0.910
  Accumulation Unit Value at end of
   period                                   $1.382           $1.297           $1.109
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,258            2,242              529
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --



(a)  Inception date February 17, 2009.

To obtain a Statement of Additional Information, please complete the form below and mail to:


         The Hartford
       Attn: Retirement Division
       P.O. Box 5085
       Hartford, Connecticut 06102-5085


Please send a Statement of Additional Information for Series II and Series IIR of The Director Outlook variable annuity to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              SEPARATE ACCOUNT ONE

                SERIES II AND SERIES IIR OF THE DIRECTOR OUTLOOK

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.


To obtain a Prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: Retirement Division, P.O. Box 5085, Hartford, CT 06102-5085.



Date of Prospectus: May 3, 2010
Date of Statement of Additional Information: May 3, 2010


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
  Additional Payments                                                          2
PERFORMANCE RELATED INFORMATION                                                4
  Total Return for all Sub-Accounts                                            4
  Yield for Sub-Accounts                                                       4
  Money Market Sub-Accounts                                                    5
  Additional Materials                                                         5
  Performance Comparisons                                                      5
ACCUMULATION UNIT VALUES                                                       6
FINANCIAL STATEMENTS                                                        SA-1

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The statutory basis financial statements of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated April 30, 2010 (which report expresses an unqualified opinion in accordance with accounting practices prescribed and permitted by the Insurance Department of the State of Connecticut and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for deferred income taxes in 2009 and 2008. In 2009, the Company adopted Statement of Statutory Accounting Principle No. 10R and in 2008, the Company received approval from the State of Connecticut Insurance Department for the use of a permitted practice related to the accounting for deferred income taxes, which expired at the end of
2009), and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account One (the "Account") as of December 31, 2009, and the related statements of operations and changes in net assets for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 23, 2010, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such reports are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2009: $6,521,552; 2008: $14,033,951; and 2007: $19,939,874; and 2006: $22,210,831.


ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES


As stated in the prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments in excess of $100 in 2009 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.



A & F Financial Securities, Inc., Addison Avenue Federal Credit Union, Advantage Capital Corp., Advisory Group Equity Services Ltd., AF Brokerage, AIG Financial Advisors, AIG Retirement Advisors, Inc., AIM Distributors, Allen & Company of Florida, Inc., Alliance Bernstein Investment Research, Alliance Bernstein Investments, Inc., Altura Credit Union, Amcore Investment Services, Inc., American Funds, American General Securities, Inc., American Portfolios Financial Services, Ameriprise Advisor Services, Inc., Ameriprise Financial Services, Inc., Ameritas Investment Corp., Amtrust Investment Services, Inc., Anchor Bank, Arvest Asset Management, Arvest Bank, Associated Bank, N.A., Associated Investment Services, Inc., Associated Securities Corp., Atlantic Southern Bank, AXA Advisors, LLC, B .C. Ziegler and Company, Banc of America Investment Services, Inc., Bancnorth Investment Group, Inc., Bancorpsouth Bank, Bancorpsouth Investment Services, Inc., BancWest Investment Services, Inc., Bank of Oklahoma,

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

-------------------------------------------------------------------------------


N.A., Bank of the West, Bank Securities Association, Bankers & Investors Co., BankUnited FSB, BB&T Investment Services, Inc., BCG Securities, Inc., Benchmark Investments, Inc., Berthel, Fisher & Co. Financial Services, BISA, BOSC, Inc., Brewer Financial Services, LLC, Broker Dealer Financial Services Corp., Brookstone Securities, Inc., Brookstreet Securities Corp., Bruce A. Lefavi Securities, Inc., Cadaret, Grant & Co., Inc., California National Bank, Cambridge Investment Research, Inc., Camden National Bank, Cantella & Co., Inc., Capital Analysts, Inc., Capital Bank, Capital Financial Services, Inc., Capital Investment Group, Inc., Capital One Investments Services LLC, Capitol Securities Management, Inc., Carolina First Bank, CBIZ Financial Solutions, Inc., CCF Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Centennial Securities Co., Inc., Centra Bank, Inc., Charles Schwab & Company, Inc, Chase Investments Services, Corp., Chicago Investment Group, LLC, CIBC World Markets Corp., Citadel Federal Credit Union, Citi Bank, Citigroup Global Markets, Inc., City Bank, City Securities Corporation, Colonial Bank, N.A., Colonial Brokerage, Inc., Comerica Securities, Commerce Brokerage Services, Inc., Commonwealth Financial Network, Community Bank, Compass Bank, Compass Brokerage, Inc., Coordinated Capital Securities, Inc., Crowell, Weedon & Co., Crown Capital Securities, LLP, Cumberland Brokerage Corp., Cuna Brokerage Services, Inc., Cuso Financial Services, LLP., D.A. Davidson & Company, David A. Noyes & Company, Delta Equity Services Corp., Dempsey Lord Smith LLC, Deutsche Bank Securities, Inc., Dominion Investor Services, Inc., Dorsey & Company, Inc., Dougherty & Company LLC, Eagle One Financial, Eagle One Investments, LLC, Edward Jones, Elevations Credit Union, Emerson Equity, LLC, Equable Securities Corporation, Equity Services, Inc., Essex Financial Services, Inc., Essex National Securities, Inc., Excel Securities & Assoc., Inc., Fairpoint Capital, Inc., FCG Advisors, Feltl & Company, Ferris Baker Watts, Fidelity Bank, Fidelity Brokerage Services, Inc., Fidelity Brokerage Services, LLC, Fidelity Investments, Fifth Third Bank, Fifth Third Securities, Financial Network Investment Corp., Financial Security Management, Inc., Fintegra LLC, First Allied Securities, First Brokerage America, First Citizens Bank, First Citizens Bank & Trust Co., First Citizens Investor Services, First Citizens Trust Co., N. A., First Financial Equity Corp., First Global Securities, Inc., First Heartland Capital, Inc., First Investment Services, First National B & T of Columbus, First Niagara Bank, First South Bank, First Southeast Inv. Services, First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Advisors, First Western Securities, Inc., Five Star Investment Services, Inc., Florida Investment Advisers, FNB Brokerage Services, Inc., Division, Folger Nolan Fleming Douglas, Foothill Securities, Inc., Foresters Equity Services, Inc., Franklin Templeton Dist., Inc., Fremont Bank, Frost Brokerage Services Inc., Frost National Bank, FSC Securities Corporation, FSIC, Fulcrum Securities, Inc., GBS Financial Corp., Geneos Wealth Management, Inc., Genworth Financial Securities Corp., Girard Securities, Inc., Gold Coast Securities, Inc., Great American Advisors, Inc., Gregory J Schwartz & Co., Inc., Grey Investment, Gunnallen Financial, Inc., GWN Securities, Inc., H & R Block Financial Advisors, Inc., H. Beck, Inc., H. D. Vest Investment Services, Hamilton Cavanaugh & Associates, Inc., Harbor Financial Services, LLC, Harbour Investments, Inc., Harris Investor Services, Inc., Harvest Capital LLC, Hazard & Siegel, Inc., Heartland Investment Assoc., Inc., Heim Young & Associates, Inc., Heritage Family Federal Credit Union, Hightower Securities LLC, Hornor, Townsend & Kent, Inc., HSBC Bank USA, National Association, HSBC Brokerage, Inc., HSBC Securities
(USA) Inc., Huntingdon Securities Corp., Huntington Investments, Huntington National Bank, Huntington Valley Bank, IBN Financial Services, Inc., IMS Securities, Inc., Independent Financial Group, LLC, Infinex Investment, Inc., ING Financial Advisors, LLC, ING Financial Partners, Insignia Bank, InterSecurities Inc., Inverness Securities, LLC, Invesmart Securities LLC, INVEST Financial Corporation, INVEST Bank of Oak Ridge, INVEST United Community Bank, Investacorp, Inc., Investment Center, Inc., Investment Centers of America, Investment Professionals, Inc., Investors Capital Corp., J. B. Hanauer & Co., J.J.B. Hilliard, W.L. Lyons LLC, J. P. Turner & Company, LLC, J.W. Cole Financial, Inc., Janney Montgomery Scott, Inc., Joseph Gunnar & Co. LLC, Kern Schools Federal Credit Union, Key Bank, Key Investment Services, LLC., KMS Financial Services, Inc., Kovack Securities, Inc., KW Securities Corporation, Lara, Shull & May, LTD, LaSalle Street Securities, Inc., Leigh Baldwin & Co., LLC, Leonard & Company, Liberty Group, LLC, Linclon Financial Advisors Corp., Lincoln Financial Securities, Lincoln Investment Planning, Inc., Lord, Abbett & Co., LPL Financial Corporation, M Griffith Locke Investment Services, M & I Bank, M & T Bank, M & T Securities, Inc., M.L. Stern & Co., Inc., May Financial Corporation, , Means Investment Co., Inc., Merrill Lynch Inc., Mesirow Financial, Inc., MetLife Securities, Inc., MFS Fund Distributors, Inc., MidAmerica Financial Services, Inc., MidFirst Bank, Midwestern Securities Trading Co., LLC, MML Investor Services, Inc., Money Concepts Capital Corp., Money Management Advisory, Inc., Morgan Keegan & Co., Inc., Morgan Stanley & Co., Inc., Morgan Stanley Smith Barney, Multi-Financial Securities Corp., Multiple Financial Services, Inc., Mutual Service Corp., Natcity Investments, National Advisors Trust, National Planning Corporation, National Securities Corp., Navy Federal Brokerage Services, Navy Federal Credit Union, NBC Securities, Inc., Neidiger, Tucker, Bruner, Inc., New England Securities Corp., Newbridge Securities, Newbridge Securities Corp., Nexity Financial Services, Inc., Next Financial Group, Inc., NFP Securities, Inc., Nollenberger Capital Partners, Northwestern Mutual Inv. Services, NPB Financial Group LLC, Nutmeg Securities, Ltd., NYLIFE Securities, Inc., OFG Financial Services, Inc., Ohio National Equities, Inc., OneAmerica Securities, Inc., Oppenheimer & Co., Inc., Orange County Teachers FCU, Orange Countys Credit Union, Pacco Capital Solutions, LLC, Pacific West Securities, Inc., Packerland Brokerage Services, Inc., Park Avenue Securities, LLC, Parsonex Securities, Inc., Partnervest Securities, Inc., Paulson Investment Company, Inc., Peoples Securities, Inc., PlanMember Securities Corp., Planning Corp. (IM&R), PNC Bank Corp., PNC Investments LLC, Prime Capital Services, Inc., PrimeVest Financial Services, Princor Financial Service Corp., ProEquities, Inc., Professional Asset Management, Inc., Prospera Financial Services, Purshe Kaplan Sterling Investment, Putnam Investments, QA3 Financial Corp., Questar Capital Corp., Raymond James Financial Services, Inc., Raymond James & Associates Inc., RBC Capital Markets Corp., RBC Dain FID Division, Regal Securities, Inc., Resource Horizons Group, LLC, RiverStone Wealth Management, Inc., Robert W. Baird & Co., Inc., Rogan & Associates, Inc., Royal Alliance Associates, Inc., Royal Securities Company,

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


Ryan Financial, Inc., S.C. Parker & Co., Inc., S. Smith Barney Bank Investments Centers, Sagepoint Financial, Inc., Sammons Securities Company LLC, Sanders Morris Harris, Inc., Santa Barbara Bank & Trust, Scott & Stringfellow, Inc., Seacoast Investor Services, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, Signal Securities, Inc., Signator Investors, Inc., Signature Bank, Signature Securities Group, SII Investments, Smith Barney, Smith Barney Bank Advisor, Smith Hayes Financial Services Corp., South Valley Wealth Management, Southeast Investments N.C., Inc., Southwest Securities, Inc., Sovereign Bank, Space Coast Credit Union, Spectrum Capital Inc., Stephens, Inc., Sterling Savings Bank, Sterne Agee & Leach, inc., Stifel, Nicolaus & Co., Inc., Stockcross, Inc., Strategic Financial Alliance, Summit Bank, Summit Brokerage Services Inc., Summit Equities, Inc., Summitalliance Securities, Sunset Financial Services, Inc., SunTrust Investment Services, Inc., SunTrust Securities, Inc., Symetra Investment Services, Inc., Synovus Securities, TD Ameritrade, Inc., TD Bancnorth, National Association, TFS Securities, Inc., The Huntington Investment Co., The Leaders Group, Inc., The Winning Edge Financial Group, Thoroughbred Financial Services, LLC, Thurston, Springer, Miller, Herd, Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., Tricor Financial Services, Ltd., Triune Capital Advisors, TrustCore Investments, Inc., Trustmont Financial Group, Inc., UBS Financial Services, Inc., UBS International, UMB Bank, UMB Financial Services, Inc., Union Bank of California,
N. A., UnionBanc Investment Services, United Bank, Inc., United Brokerage Services, Inc., United Community Bank, United Financial Group, United Planners Financial Services of America, US Bancorp Investments, US Bank, US Discount Brokerage, Inc., USA Financial Securities Corp., UVest Financial Services Group, Inc., VALIC Financial Advisors, Inc., Valmark Securities, VanDerbilt Securities, LLC, Veritrust Financial, LLC, VFinance Investments, Inc., VSR Financial Services, Inc., Wachovia Bank, Wachovia Securities ISG, Wachovia Securities LLC., Wall Street Financial Group, Walnut Street Securities, Inc., WaMu Investments, Inc., Waterstone Financial Group, Inc., Wedbush Morgan Securities, Inc., Wells Fargo Adv. Financial Network LLC, Wells Fargo Advisors, LLC, Wells Fargo Advisors, LLC ISG, Wells Fargo Ins. Services Inv. Adv., Wells Fargo Investments, WesBanco Bank, Inc., WesBanco Securities, Inc., Wescom Financial Services, Western International Securities, Western State Bank, Westfield Bakerink Brozak, LLC, WFG Investments, Inc., Woodbury Financial Services, Inc., Woodmen Financial Services, Inc., Woodstock Financial Group, Inc., Workman Securities Corp., WRP Investments, Inc.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula Hartford uses to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

-------------------------------------------------------------------------------

average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

6                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. There are two tables below reflecting the Accumulation Unit Values for Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. The tables show all classes of Accumulation Unit Values corresponding to all combinations of optional benefits. Tables showing only the highest and lowest possible Accumulation Unit Value appear in the prospectus, which assumes you select either no optional benefits or all optional benefits.


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY



                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2009             2008             2007             2006
----------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.905           $1.346           $1.284           $1.179
  Accumulation Unit Value at end of
   period                                   $1.160           $0.905           $1.346           $1.284
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               16,612           21,046           26,811           29,428
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $0.760           $1.132           $1.081           $0.995
  Accumulation Unit Value at end of
   period                                   $0.971           $0.760           $1.132           $1.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,044           12,192           15,320           18,258
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.755           $1.127           $1.077           $0.992
  Accumulation Unit Value at end of
   period                                   $0.965           $0.755           $1.127           $1.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,065            3,346            4,700            5,096
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.752           $1.122           $1.074           $0.989
  Accumulation Unit Value at end of
   period                                   $0.960           $0.752           $1.122           $1.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               37,106           47,065           71,549           91,106
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $0.871           $1.301           $1.247           $1.151
  Accumulation Unit Value at end of
   period                                   $1.110           $0.871           $1.301           $1.247
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               36,086           44,116           57,466           61,653
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.871           $1.301           $1.247           $1.151
  Accumulation Unit Value at end of
   period                                   $1.110           $0.871           $1.301           $1.247
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               36,086           44,116           57,466           61,653
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.736           $1.102           $1.057           $0.977
  Accumulation Unit Value at end of
   period                                   $0.937           $0.736           $1.102           $1.057
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,268            5,448            8,357           11,530
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.731               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.930               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,677               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.734           $1.100           $1.057           $0.979
  Accumulation Unit Value at end of
   period                                   $0.933           $0.734           $1.100           $1.057
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,244            5,988            7,168            7,753

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2005             2004             2003
--------------------------------------  -------------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.117           $1.095           $1.000
  Accumulation Unit Value at end of
   period                                   $1.179           $1.117           $1.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               31,255           28,878           10,732
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $0.945           $0.907               --
  Accumulation Unit Value at end of
   period                                   $0.995           $0.945               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               22,607           27,447               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.944           $0.928           $0.849
  Accumulation Unit Value at end of
   period                                   $0.992           $0.944           $0.928
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,488            5,461            2,001
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.941           $0.926           $0.847
  Accumulation Unit Value at end of
   period                                   $0.989           $0.941           $0.926
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               98,894          109,514           80,306
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.096           $1.053               --
  Accumulation Unit Value at end of
   period                                   $1.151           $1.096               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               65,900           59,191               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.096           $1.084               --
  Accumulation Unit Value at end of
   period                                   $1.151           $1.096               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               65,900           59,191               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.932           $0.920           $0.843
  Accumulation Unit Value at end of
   period                                   $0.977           $0.932           $0.920
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               12,465           13,828            9,736
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.935           $0.927               --
  Accumulation Unit Value at end of
   period                                   $0.979           $0.935               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,977            7,342               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                7

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2009             2008             2007             2006
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.355               --               --               --
  Accumulation Unit Value at end of
   period                                  $13.132               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   21               --               --               --
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.449           $2.709           $2.357           $2.055
  Accumulation Unit Value at end of
   period                                   $2.077           $1.449           $2.709           $2.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               18,462           22,776           28,237           31,358
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $0.893           $1.672           $1.458           $1.274
  Accumulation Unit Value at end of
   period                                   $1.277           $0.893           $1.672           $1.458
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,545           12,332           15,412           18,832
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.888           $1.665           $1.453           $1.271
  Accumulation Unit Value at end of
   period                                   $1.269           $0.888           $1.665           $1.453
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,295            7,202            8,852            8,942
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.884           $1.658           $1.448           $1.267
  Accumulation Unit Value at end of
   period                                   $1.262           $0.884           $1.658           $1.448
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               58,736           73,185          105,872          139,192
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.394           $2.618           $2.290           $2.006
  Accumulation Unit Value at end of
   period                                   $1.987           $1.394           $2.618           $2.290
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               50,293           60,727           74,527           80,468
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.394           $2.618           $2.290           $2.006
  Accumulation Unit Value at end of
   period                                   $1.987           $1.394           $2.618           $2.290
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               50,293           60,727           74,527           80,468
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.865           $1.628           $1.426           $1.251
  Accumulation Unit Value at end of
   period                                   $1.232           $0.865           $1.628           $1.426
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,137            9,343           13,988           18,267
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.859               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.222               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,119               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.866           $1.631           $1.431           $1.257
  Accumulation Unit Value at end of
   period                                   $1.231           $0.866           $1.631           $1.431
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,268           10,464           13,531           14,801
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.438               --               --               --
  Accumulation Unit Value at end of
   period                                  $14.800               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   46               --               --               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2005             2004             2003
--------------------------------------  -------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.808           $1.540           $1.218
  Accumulation Unit Value at end of
   period                                   $2.055           $1.808           $1.540
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               34,291           35,168            9,677
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.123           $1.013               --
  Accumulation Unit Value at end of
   period                                   $1.274           $1.123               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               24,071           29,268               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.121           $0.958           $0.759
  Accumulation Unit Value at end of
   period                                   $1.271           $1.121           $0.958
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,281            9,302            3,144
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.118           $0.956           $0.758
  Accumulation Unit Value at end of
   period                                   $1.267           $1.118           $0.956
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              155,999          166,179          114,780
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.774           $1.602               --
  Accumulation Unit Value at end of
   period                                   $2.006           $1.774               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               87,411           90,715               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.774           $1.541               --
  Accumulation Unit Value at end of
   period                                   $2.006           $1.774               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               87,411           90,715               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.108           $0.950           $0.754
  Accumulation Unit Value at end of
   period                                   $1.251           $1.108           $0.950
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               19,595           20,827           13,575
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.115           $0.971               --
  Accumulation Unit Value at end of
   period                                   $1.257           $1.115               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               16,147           15,671               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

8                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2009             2008             2007             2006
----------------------------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.665           $1.078           $1.012           $0.915
  Accumulation Unit Value at end of
   period                                   $0.822           $0.665           $1.078           $1.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               13,944           16,730           21,264           21,684
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $0.655           $1.063           $1.000           $0.906
  Accumulation Unit Value at end of
   period                                   $0.808           $0.655           $1.063           $1.000
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,589            5,947            7,085            7,942
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.651           $1.059           $0.996           $0.903
  Accumulation Unit Value at end of
   period                                   $0.802           $0.651           $1.059           $0.996
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,155            2,456            2,836            2,911
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.646           $1.051           $0.990           $0.898
  Accumulation Unit Value at end of
   period                                   $0.796           $0.646           $1.051           $0.990
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,528           13,641           21,121           26,501
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $0.878           $1.430           $1.349           $1.225
  Accumulation Unit Value at end of
   period                                   $1.080           $0.878           $1.430           $1.349
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               30,235           37,040           46,623           48,590
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.878           $1.430           $1.349           $1.225
  Accumulation Unit Value at end of
   period                                   $1.080           $0.878           $1.430           $1.349
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               30,235           37,040           46,623           48,590
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.634           $1.035           $0.977           $0.889
  Accumulation Unit Value at end of
   period                                   $0.779           $0.634           $1.035           $0.977
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,506            1,795            2,749            3,311
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.630               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.773               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,863               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.629           $1.027           $0.971           $0.885
  Accumulation Unit Value at end of
   period                                   $0.771           $0.629           $1.027           $0.971
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,028            6,052            7,412            7,785
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.422               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.746               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2               --               --               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2005             2004             2003
--------------------------------------  -------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.873           $0.818           $0.701
  Accumulation Unit Value at end of
   period                                   $0.915           $0.873           $0.818
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               21,392           13,662            2,188
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $0.866           $0.800               --
  Accumulation Unit Value at end of
   period                                   $0.906           $0.866               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,524            4,714               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.864           $0.813           $0.698
  Accumulation Unit Value at end of
   period                                   $0.903           $0.864           $0.813
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,024            2,083              422
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.860           $0.809           $0.695
  Accumulation Unit Value at end of
   period                                   $0.898           $0.860           $0.809
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               26,190           24,328           13,332
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.175           $1.086               --
  Accumulation Unit Value at end of
   period                                   $1.225           $1.175               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               49,118           32,081               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.175           $1.123               --
  Accumulation Unit Value at end of
   period                                   $1.225           $1.175               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               49,118           32,081               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.854           $0.806           $0.693
  Accumulation Unit Value at end of
   period                                   $0.889           $0.854           $0.806
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,062            2,923            1,415
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.851           $0.816               --
  Accumulation Unit Value at end of
   period                                   $0.885           $0.851               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,617            4,469               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                9

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2009             2008             2007             2006
----------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.117           $1.681           $1.578           $1.333
  Accumulation Unit Value at end of
   period                                   $1.370           $1.117           $1.681           $1.578
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               20,294           24,993           33,692           35,762
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.126           $1.697           $1.597           $1.352
  Accumulation Unit Value at end of
   period                                   $1.378           $1.126           $1.697           $1.597
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,254            9,109           10,899           12,060
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.120           $1.690           $1.592           $1.349
  Accumulation Unit Value at end of
   period                                   $1.369           $1.120           $1.690           $1.592
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,636            4,308            5,753            6,258
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.115           $1.683           $1.586           $1.344
  Accumulation Unit Value at end of
   period                                   $1.362           $1.115           $1.683           $1.586
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               32,169           39,576           63,867           80,059
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.074           $1.624           $1.533           $1.301
  Accumulation Unit Value at end of
   period                                   $1.311           $1.074           $1.624           $1.533
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               63,042           77,884          104,251          103,442
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.074           $1.624           $1.533           $1.301
  Accumulation Unit Value at end of
   period                                   $1.311           $1.074           $1.624           $1.533
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               63,042           77,884          104,251          103,442
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.091           $1.652           $1.562           $1.328
  Accumulation Unit Value at end of
   period                                   $1.329           $1.091           $1.652           $1.562
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,513            5,225            7,244            9,377
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.084               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.319               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,369               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.907           $1.376           $1.303           $1.109
  Accumulation Unit Value at end of
   period                                   $1.104           $0.907           $1.376           $1.303
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,184           10,341           12,707           13,554
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.338               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.545               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   29               --               --               --
HARTFORD EQUITY INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.043           $1.489           $1.416           $1.191
  Accumulation Unit Value at end of
   period                                   $1.208           $1.043           $1.489           $1.416
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,835            2,262            2,844            3,885

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2005             2004             2003
--------------------------------------  -------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.279           $1.157           $1.003
  Accumulation Unit Value at end of
   period                                   $1.333           $1.279           $1.157
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               36,090           29,748            7,810
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.300           $1.210               --
  Accumulation Unit Value at end of
   period                                   $1.352           $1.300               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               14,635           13,214               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.298           $1.177           $1.022
  Accumulation Unit Value at end of
   period                                   $1.349           $1.298           $1.177
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,529            5,499            1,419
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.294           $1.175           $1.020
  Accumulation Unit Value at end of
   period                                   $1.344           $1.294           $1.175
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               83,618           84,881           54,416
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.255           $1.169               --
  Accumulation Unit Value at end of
   period                                   $1.301           $1.255               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              107,257           82,405               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.255           $1.142               --
  Accumulation Unit Value at end of
   period                                   $1.301           $1.255               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              107,257           82,405               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.282           $1.167           $1.015
  Accumulation Unit Value at end of
   period                                   $1.328           $1.282           $1.167
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,832           10,607            6,309
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.073           $0.979               --
  Accumulation Unit Value at end of
   period                                   $1.109           $1.073               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               13,855           11,913               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
HARTFORD EQUITY INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.156           $1.073           $1.000
  Accumulation Unit Value at end of
   period                                   $1.191           $1.156           $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,514            1,654              113

10                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2009             2008             2007             2006
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.033           $1.477           $1.407           $1.186
  Accumulation Unit Value at end of
   period                                   $1.193           $1.033           $1.477           $1.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  833              969            1,069            1,404
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.027           $1.471           $1.402           $1.184
  Accumulation Unit Value at end of
   period                                   $1.186           $1.027           $1.471           $1.402
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  192              212              451              525
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.025           $1.468           $1.400           $1.182
  Accumulation Unit Value at end of
   period                                   $1.182           $1.025           $1.468           $1.400
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,637            2,418            3,239            6,369
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.017           $1.458           $1.393           $1.179
  Accumulation Unit Value at end of
   period                                   $1.171           $1.017           $1.458           $1.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,799            5,997            7,930           18,997
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.017           $1.458           $1.393           $1.179
  Accumulation Unit Value at end of
   period                                   $1.171           $1.017           $1.458           $1.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,799            5,997            7,930           18,997
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.009           $1.449           $1.387           $1.175
  Accumulation Unit Value at end of
   period                                   $1.160           $1.009           $1.449           $1.387
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  265              194              231              342
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.004               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.153               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  388               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.001           $1.440           $1.380           $1.171
  Accumulation Unit Value at end of
   period                                   $1.150           $1.001           $1.440           $1.380
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,007              699              975            1,085
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.175               --               --               --
  Accumulation Unit Value at end of
   period                                  $11.654               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD FUNDAMENTAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.745           $1.290           $1.139           $1.055
  Accumulation Unit Value at end of
   period                                   $1.045           $0.745           $1.290           $1.139
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  816              635              694              696
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $0.735           $1.274           $1.127           $1.047
  Accumulation Unit Value at end of
   period                                   $1.028           $0.735           $1.274           $1.127
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  652              609              634              699

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2005             2004             2003
--------------------------------------  -------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.153           $1.083               --
  Accumulation Unit Value at end of
   period                                   $1.186           $1.153               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,102              145               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.152           $1.073           $1.000
  Accumulation Unit Value at end of
   period                                   $1.184           $1.152           $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  304              331               47
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.151           $1.073           $1.000
  Accumulation Unit Value at end of
   period                                   $1.182           $1.151           $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,546            1,499              381
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.149           $1.080               --
  Accumulation Unit Value at end of
   period                                   $1.179           $1.149               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               16,541            4,335               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.149           $1.064               --
  Accumulation Unit Value at end of
   period                                   $1.179           $1.149               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               16,541            4,335               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.147           $1.072           $1.000
  Accumulation Unit Value at end of
   period                                   $1.175           $1.147           $1.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  257              163                6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.145           $1.063               --
  Accumulation Unit Value at end of
   period                                   $1.171           $1.145               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  935              655               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
HARTFORD FUNDAMENTAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.977           $0.962           $0.829
  Accumulation Unit Value at end of
   period                                   $1.055           $0.977           $0.962
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  740              561              200
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $0.970           $0.909               --
  Accumulation Unit Value at end of
   period                                   $1.047           $0.970               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,246            1,091               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               11

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2009             2008             2007             2006
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.730           $1.267           $1.122           $1.043
  Accumulation Unit Value at end of
   period                                   $1.020           $0.730           $1.267           $1.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  222              220              219              277
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.726           $1.260           $1.117           $1.038
  Accumulation Unit Value at end of
   period                                   $1.014           $0.726           $1.260           $1.117
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,169            1,312            2,032            2,530
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $0.719           $1.251           $1.110           $1.034
  Accumulation Unit Value at end of
   period                                   $1.003           $0.719           $1.251           $1.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,532            1,758            1,724            1,766
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.719           $1.251           $1.110           $1.034
  Accumulation Unit Value at end of
   period                                   $1.003           $0.719           $1.251           $1.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,532            1,758            1,724            1,766
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.712           $1.241           $1.103           $1.028
  Accumulation Unit Value at end of
   period                                   $0.992           $0.712           $1.241           $1.103
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  115              122              181              222
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.708               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.984               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  296               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.706           $1.231           $1.096           $1.024
  Accumulation Unit Value at end of
   period                                   $0.981           $0.706           $1.231           $1.096
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  336               97              412              107
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.191               --               --               --
  Accumulation Unit Value at end of
   period                                  $14.133               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1               --               --               --
HARTFORD GLOBAL ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.820           $1.235           $1.077           $1.006
  Accumulation Unit Value at end of
   period                                   $0.988           $0.820           $1.235           $1.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,200            1,553            2,362            2,039
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $0.807           $1.218           $1.064           $0.996
  Accumulation Unit Value at end of
   period                                   $0.970           $0.807           $1.218           $1.064
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  513              736              871              813
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.802           $1.212           $1.060           $0.993
  Accumulation Unit Value at end of
   period                                   $0.964           $0.802           $1.212           $1.060
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  855              932              613              569

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2005             2004             2003
--------------------------------------  -------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.968           $0.957           $0.826
  Accumulation Unit Value at end of
   period                                   $1.043           $0.968           $0.957
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  255              269               10
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.964           $0.953           $0.823
  Accumulation Unit Value at end of
   period                                   $1.038           $0.964           $0.953
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,893            2,794            2,250
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $0.962           $0.901               --
  Accumulation Unit Value at end of
   period                                   $1.034           $0.962               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,866            2,113               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.962           $0.957               --
  Accumulation Unit Value at end of
   period                                   $1.034           $0.962               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,866            2,113               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.958           $0.950           $0.822
  Accumulation Unit Value at end of
   period                                   $1.028           $0.958           $0.950
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  405              246              176
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.955           $0.952               --
  Accumulation Unit Value at end of
   period                                   $1.024           $0.955               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  153              106               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
HARTFORD GLOBAL ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.989           $0.892           $0.806
  Accumulation Unit Value at end of
   period                                   $1.006           $0.989           $0.892
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,245            2,825              532
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $0.981           $0.940               --
  Accumulation Unit Value at end of
   period                                   $0.996           $0.981               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,093              939               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.980           $0.886           $0.802
  Accumulation Unit Value at end of
   period                                   $0.993           $0.980           $0.886
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  611              500               64

12                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2009             2008             2007             2006
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.796           $1.204           $1.053           $0.987
  Accumulation Unit Value at end of
   period                                   $0.956           $0.796           $1.204           $1.053
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,264            3,232            4,553            5,792
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.450           $2.196           $1.924           $1.806
  Accumulation Unit Value at end of
   period                                   $1.739           $1.450           $2.196           $1.924
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,869            1,891            2,405            2,502
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.450           $2.196           $1.924           $1.806
  Accumulation Unit Value at end of
   period                                   $1.739           $1.450           $2.196           $1.924
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,869            1,891            2,405            2,502
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.782           $1.185           $1.040           $0.978
  Accumulation Unit Value at end of
   period                                   $0.936           $0.782           $1.185           $1.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  628              653              737              794
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.776               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.929               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  673               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.775           $1.176           $1.034           $0.973
  Accumulation Unit Value at end of
   period                                   $0.926           $0.775           $1.176           $1.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  471              810              822              845
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.384               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.382               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD GLOBAL EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.148          $10.477               --               --
  Accumulation Unit Value at end of
   period                                   $8.595           $6.148               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  102               96               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $6.137          $10.474               --               --
  Accumulation Unit Value at end of
   period                                   $8.564           $6.137               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   73               76               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.132          $10.472               --               --
  Accumulation Unit Value at end of
   period                                   $8.548           $6.132               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   23               14               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.130          $10.471               --               --
  Accumulation Unit Value at end of
   period                                   $8.540           $6.130               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  229              300               --               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2005             2004             2003
--------------------------------------  -------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.974           $0.882           $0.798
  Accumulation Unit Value at end of
   period                                   $0.987           $0.974           $0.882
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,335            8,300            4,340
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.785           $1.712               --
  Accumulation Unit Value at end of
   period                                   $1.806           $1.785               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,754            4,726               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.785           $1.659               --
  Accumulation Unit Value at end of
   period                                   $1.806           $1.785               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,754            4,726               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.968           $0.879           $0.797
  Accumulation Unit Value at end of
   period                                   $0.978           $0.968           $0.879
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  769              772              401
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.965           $0.899               --
  Accumulation Unit Value at end of
   period                                   $0.973           $0.965               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  826              550               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
HARTFORD GLOBAL EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               13

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2009             2008             2007             2006
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $6.122          $10.468               --               --
  Accumulation Unit Value at end of
   period                                   $8.517           $6.122               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  197              130               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.122          $10.468               --               --
  Accumulation Unit Value at end of
   period                                   $8.517           $6.122               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  197              130               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.114          $10.466               --               --
  Accumulation Unit Value at end of
   period                                   $8.493           $6.114               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   33               43               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.109               --               --               --
  Accumulation Unit Value at end of
   period                                   $8.478               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  117               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.107          $10.463               --               --
  Accumulation Unit Value at end of
   period                                   $8.470           $6.107               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   39               20               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.475               --               --               --
  Accumulation Unit Value at end of
   period                                  $14.493               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.544           $1.163           $0.946           $0.842
  Accumulation Unit Value at end of
   period                                   $0.726           $0.544           $1.163           $0.946
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,985           10,125           12,421           14,379
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $0.535           $1.147           $0.934           $0.834
  Accumulation Unit Value at end of
   period                                   $0.713           $0.535           $1.147           $0.934
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,275            2,578            3,164            3,264
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.532           $1.142           $0.931           $0.832
  Accumulation Unit Value at end of
   period                                   $0.708           $0.532           $1.142           $0.931
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,344            1,649            2,033            2,342
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.528           $1.134           $0.925           $0.827
  Accumulation Unit Value at end of
   period                                   $0.702           $0.528           $1.134           $0.925
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,217           11,222           17,211           22,539

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2005             2004             2003
--------------------------------------  -------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.835           $0.712           $0.593
  Accumulation Unit Value at end of
   period                                   $0.842           $0.835           $0.712
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               15,083           12,723            2,257
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $0.828           $0.775               --
  Accumulation Unit Value at end of
   period                                   $0.834           $0.828               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,822            3,950               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.827           $0.707           $0.590
  Accumulation Unit Value at end of
   period                                   $0.832           $0.827           $0.707
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,408            2,028              190
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.822           $0.704           $0.588
  Accumulation Unit Value at end of
   period                                   $0.827           $0.822           $0.704
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               23,376           23,241           11,760

14                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2009             2008             2007             2006
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.138           $2.446           $1.998           $1.789
  Accumulation Unit Value at end of
   period                                   $1.511           $1.138           $2.446           $1.998
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,640           15,184           18,540           21,005
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.138           $2.446           $1.998           $1.789
  Accumulation Unit Value at end of
   period                                   $1.511           $1.138           $2.446           $1.998
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,640           15,184           18,540           21,005
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.519           $1.116           $0.913           $0.819
  Accumulation Unit Value at end of
   period                                   $0.687           $0.519           $1.116           $0.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,557            1,723            2,606            2,798
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.515               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.682               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,490               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.514           $1.108           $0.908           $0.815
  Accumulation Unit Value at end of
   period                                   $0.680           $0.514           $1.108           $0.908
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,189            4,342            5,913            5,870
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.534               --               --               --
  Accumulation Unit Value at end of
   period                                  $13.908               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2               --               --               --
HARTFORD GLOBAL HEALTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.604           $2.190           $2.098           $1.918
  Accumulation Unit Value at end of
   period                                   $1.936           $1.604           $2.190           $2.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  566              729              943            1,216
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.578           $2.160           $2.073           $1.900
  Accumulation Unit Value at end of
   period                                   $1.901           $1.578           $2.160           $2.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  403              526              701              926
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.569           $2.150           $2.066           $1.895
  Accumulation Unit Value at end of
   period                                   $1.889           $1.569           $2.150           $2.066
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   61               74              146              164
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.558           $2.135           $2.053           $1.884
  Accumulation Unit Value at end of
   period                                   $1.874           $1.558           $2.135           $2.053
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,178            1,765            3,205            4,653
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.545           $2.121           $2.042           $1.877
  Accumulation Unit Value at end of
   period                                   $1.856           $1.545           $2.121           $2.042
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  618              749            1,033            1,106

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2005             2004             2003
--------------------------------------  -------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.781           $1.668               --
  Accumulation Unit Value at end of
   period                                   $1.789           $1.781               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               22,016           18,423               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.781           $1.583               --
  Accumulation Unit Value at end of
   period                                   $1.789           $1.781               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               22,016           18,423               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.817           $0.701           $0.586
  Accumulation Unit Value at end of
   period                                   $0.819           $0.817           $0.701
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,754            2,636            1,342
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.814           $0.725               --
  Accumulation Unit Value at end of
   period                                   $0.815           $0.814               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,183            4,935               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
HARTFORD GLOBAL HEALTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.735           $1.563           $1.372
  Accumulation Unit Value at end of
   period                                   $1.918           $1.735           $1.563
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,296            1,420              894
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.721           $1.560               --
  Accumulation Unit Value at end of
   period                                   $1.900           $1.721               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,136            1,352               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.718           $1.553           $1.366
  Accumulation Unit Value at end of
   period                                   $1.895           $1.718           $1.553
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  171              177               63
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.709           $1.546           $1.360
  Accumulation Unit Value at end of
   period                                   $1.884           $1.709           $1.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,249            5,667            3,832
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.706           $1.547               --
  Accumulation Unit Value at end of
   period                                   $1.877           $1.706               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,243            1,322               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               15

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2009             2008             2007             2006
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.545           $2.121           $2.042           $1.877
  Accumulation Unit Value at end of
   period                                   $1.856           $1.545           $2.121           $2.042
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  618              749            1,033            1,106
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.529           $2.102           $2.027           $1.866
  Accumulation Unit Value at end of
   period                                   $1.834           $1.529           $2.102           $2.027
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  239              313              533              748
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.519               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.820               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  283               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.515           $2.086           $2.014           $1.857
  Accumulation Unit Value at end of
   period                                   $1.814           $1.515           $2.086           $2.014
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  261              155              150              155
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.976               --               --               --
  Accumulation Unit Value at end of
   period                                  $13.111               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2               --               --               --
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.862           $1.506           $1.311           $1.274
  Accumulation Unit Value at end of
   period                                   $1.138           $0.862           $1.506           $1.311
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,203            4,274            5,541            5,904
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $0.851           $1.489           $1.299           $1.265
  Accumulation Unit Value at end of
   period                                   $1.121           $0.851           $1.489           $1.299
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  716              856            1,227            1,392
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.846           $1.482           $1.294           $1.261
  Accumulation Unit Value at end of
   period                                   $1.113           $0.846           $1.482           $1.294
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  303              492              655              800
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.842           $1.476           $1.289           $1.257
  Accumulation Unit Value at end of
   period                                   $1.108           $0.842           $1.476           $1.289
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,243            8,570           15,233           18,756
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $0.834           $1.465           $1.282           $1.252
  Accumulation Unit Value at end of
   period                                   $1.096           $0.834           $1.465           $1.282
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,351           15,242           24,568           24,329
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.834           $1.465           $1.282           $1.252
  Accumulation Unit Value at end of
   period                                   $1.096           $0.834           $1.465           $1.282
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,351           15,242           24,568           24,329

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2005             2004             2003
--------------------------------------  -------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.706           $1.603               --
  Accumulation Unit Value at end of
   period                                   $1.877           $1.706               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,243            1,322               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.698           $1.540           $1.357
  Accumulation Unit Value at end of
   period                                   $1.866           $1.698           $1.540
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  801              918              611
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.692           $1.596               --
  Accumulation Unit Value at end of
   period                                   $1.857           $1.692               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  191              189               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.237           $1.118           $0.950
  Accumulation Unit Value at end of
   period                                   $1.274           $1.237           $1.118
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,469            4,860            1,423
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.231           $1.144               --
  Accumulation Unit Value at end of
   period                                   $1.265           $1.231               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,496            1,095               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.228           $1.113           $0.948
  Accumulation Unit Value at end of
   period                                   $1.261           $1.228           $1.113
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,069              932              222
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.226           $1.111           $0.947
  Accumulation Unit Value at end of
   period                                   $1.257           $1.226           $1.111
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               19,688           18,419           11,585
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.222           $1.136               --
  Accumulation Unit Value at end of
   period                                   $1.252           $1.222               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               23,271           15,125               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.222           $1.144               --
  Accumulation Unit Value at end of
   period                                   $1.252           $1.222               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               23,271           15,125               --

16                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2009             2008             2007             2006
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.827           $1.453           $1.273           $1.246
  Accumulation Unit Value at end of
   period                                   $1.084           $0.827           $1.453           $1.273
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  465              503              863            1,045
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.821               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.076               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,105               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.819           $1.442           $1.265           $1.240
  Accumulation Unit Value at end of
   period                                   $1.073           $0.819           $1.442           $1.265
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,461            1,128            1,469            1,511
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.399               --               --               --
  Accumulation Unit Value at end of
   period                                  $13.587               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4               --               --               --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.073           $2.008           $1.575           $1.429
  Accumulation Unit Value at end of
   period                                   $1.368           $1.073           $2.008           $1.575
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,233            4,109            5,889            5,356
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.060           $1.987           $1.561           $1.419
  Accumulation Unit Value at end of
   period                                   $1.348           $1.060           $1.987           $1.561
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,194            1,669            2,775            2,451
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.053           $1.976           $1.554           $1.414
  Accumulation Unit Value at end of
   period                                   $1.339           $1.053           $1.976           $1.554
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  746            1,258            1,554            1,575
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.049           $1.969           $1.549           $1.410
  Accumulation Unit Value at end of
   period                                   $1.332           $1.049           $1.969           $1.549
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,112            6,095           10,697           11,611
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.039           $1.954           $1.540           $1.404
  Accumulation Unit Value at end of
   period                                   $1.318           $1.039           $1.954           $1.540
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,815           15,186           20,037           15,410
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.039           $1.954           $1.540           $1.404
  Accumulation Unit Value at end of
   period                                   $1.318           $1.039           $1.954           $1.540
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,815           15,186           20,037           15,410

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2005             2004             2003
--------------------------------------  -------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.218           $1.108           $0.945
  Accumulation Unit Value at end of
   period                                   $1.246           $1.218           $1.108
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,044            1,067              879
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.214           $1.140               --
  Accumulation Unit Value at end of
   period                                   $1.240           $1.214               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,535            1,387               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.249           $1.083           $0.897
  Accumulation Unit Value at end of
   period                                   $1.429           $1.249           $1.083
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,193            2,992              830
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.243           $1.134               --
  Accumulation Unit Value at end of
   period                                   $1.419           $1.243               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,623            1,000               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.240           $1.079           $0.895
  Accumulation Unit Value at end of
   period                                   $1.414           $1.240           $1.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,484              953              224
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.237           $1.077           $0.893
  Accumulation Unit Value at end of
   period                                   $1.410           $1.237           $1.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,876            9,545            6,653
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.233           $1.126               --
  Accumulation Unit Value at end of
   period                                   $1.404           $1.233               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               14,554            7,467               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.233           $1.107               --
  Accumulation Unit Value at end of
   period                                   $1.404           $1.233               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               14,554            7,467               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               17

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2009             2008             2007             2006
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.029           $1.939           $1.530           $1.397
  Accumulation Unit Value at end of
   period                                   $1.304           $1.029           $1.939           $1.530
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  632              788            1,758            1,754
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.022               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.294               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,032               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.020           $1.924           $1.520           $1.390
  Accumulation Unit Value at end of
   period                                   $1.290           $1.020           $1.924           $1.520
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,184            2,023            3,573            3,237
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.540               --               --               --
  Accumulation Unit Value at end of
   period                                  $13.297               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4               --               --               --
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.974           $1.325           $1.310           $1.198
  Accumulation Unit Value at end of
   period                                   $1.442           $0.974           $1.325           $1.310
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,048            4,720            5,725            6,365
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $0.959           $1.306           $1.295           $1.186
  Accumulation Unit Value at end of
   period                                   $1.416           $0.959           $1.306           $1.295
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,828            1,608            2,221            2,594
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.954           $1.300           $1.290           $1.183
  Accumulation Unit Value at end of
   period                                   $1.407           $0.954           $1.300           $1.290
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,216            1,135            1,281            1,381
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.946           $1.291           $1.282           $1.176
  Accumulation Unit Value at end of
   period                                   $1.396           $0.946           $1.291           $1.282
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,249            9,141           15,337           22,536
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $0.991           $1.354           $1.346           $1.237
  Accumulation Unit Value at end of
   period                                   $1.459           $0.991           $1.354           $1.346
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,977           10,136           14,755           13,695
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.991           $1.354           $1.346           $1.237
  Accumulation Unit Value at end of
   period                                   $1.459           $0.991           $1.354           $1.346
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,977           10,136           14,755           13,695
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.929           $1.271           $1.266           $1.165
  Accumulation Unit Value at end of
   period                                   $1.366           $0.929           $1.271           $1.266
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,468            1,138            1,821            2,359

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2005             2004             2003
--------------------------------------  -------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.229           $1.073           $0.892
  Accumulation Unit Value at end of
   period                                   $1.397           $1.229           $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,961            1,536              620
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.225           $1.102               --
  Accumulation Unit Value at end of
   period                                   $1.390           $1.225               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,663            1,870               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.193           $1.129           $1.048
  Accumulation Unit Value at end of
   period                                   $1.198           $1.193           $1.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,425            6,119            2,365
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.183           $1.170               --
  Accumulation Unit Value at end of
   period                                   $1.186           $1.183               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,223            4,577               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.182           $1.122           $1.043
  Accumulation Unit Value at end of
   period                                   $1.183           $1.182           $1.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,502            1,433              502
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.175           $1.116           $1.038
  Accumulation Unit Value at end of
   period                                   $1.176           $1.175           $1.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               21,986           24,426           19,195
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.238           $1.224               --
  Accumulation Unit Value at end of
   period                                   $1.237           $1.238               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               12,445           10,743               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.238           $1.188               --
  Accumulation Unit Value at end of
   period                                   $1.237           $1.238               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               12,445           10,743               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.168           $1.112           $1.036
  Accumulation Unit Value at end of
   period                                   $1.165           $1.168           $1.112
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,811            3,344            2,858

18                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2009             2008             2007             2006
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.923               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.355               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,867               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.920           $1.262           $1.258           $1.159
  Accumulation Unit Value at end of
   period                                   $1.351           $0.920           $1.262           $1.258
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,827            1,204            1,494            1,614
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.382               --               --               --
  Accumulation Unit Value at end of
   period                                  $15.206               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    8               --               --               --
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.633           $1.024           $0.990           $0.871
  Accumulation Unit Value at end of
   period                                   $0.786           $0.633           $1.024           $0.990
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,853            4,316            5,627            6,105
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $0.623           $1.010           $0.978           $0.863
  Accumulation Unit Value at end of
   period                                   $0.772           $0.623           $1.010           $0.978
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,420            1,316            1,657            1,987
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.620           $1.005           $0.974           $0.861
  Accumulation Unit Value at end of
   period                                   $0.767           $0.620           $1.005           $0.974
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  733              631              876            1,162
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.615           $0.998           $0.968           $0.855
  Accumulation Unit Value at end of
   period                                   $0.761           $0.615           $0.998           $0.968
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,147            7,971           12,583           15,266
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $3.235           $5.256           $5.105           $4.517
  Accumulation Unit Value at end of
   period                                   $3.993           $3.235           $5.256           $5.105
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,249            1,541            1,799            2,011
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $3.235           $5.256           $5.105           $4.517
  Accumulation Unit Value at end of
   period                                   $3.993           $3.235           $5.256           $5.105
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,249            1,541            1,799            2,011
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.604           $0.983           $0.956           $0.847
  Accumulation Unit Value at end of
   period                                   $0.744           $0.604           $0.983           $0.956
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  774              892            1,204            1,313
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.600               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.739               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,255               --               --               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2005             2004             2003
--------------------------------------  -------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.164           $1.120               --
  Accumulation Unit Value at end of
   period                                   $1.159           $1.164               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,023            1,759               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.848           $0.781           $0.680
  Accumulation Unit Value at end of
   period                                   $0.871           $0.848           $0.781
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,055            5,555            2,778
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $0.841           $0.785               --
  Accumulation Unit Value at end of
   period                                   $0.863           $0.841               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,901            3,532               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.840           $0.776           $0.677
  Accumulation Unit Value at end of
   period                                   $0.861           $0.840           $0.776
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,307            1,384              318
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.835           $0.772           $0.674
  Accumulation Unit Value at end of
   period                                   $0.855           $0.835           $0.772
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               16,758           18,830           13,464
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $4.417           $4.124               --
  Accumulation Unit Value at end of
   period                                   $4.517           $4.417               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,071            1,383               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $4.417           $4.153               --
  Accumulation Unit Value at end of
   period                                   $4.517           $4.417               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,071            1,383               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.830           $0.769           $0.673
  Accumulation Unit Value at end of
   period                                   $0.847           $0.830           $0.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,661            1,823            1,386
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               19

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2009             2008             2007             2006
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.598           $0.975           $0.950           $0.843
  Accumulation Unit Value at end of
   period                                   $0.736           $0.598           $0.975           $0.950
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,266            1,186            1,475            1,671
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.173               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.488               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD INTERNATIONAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.835           $1.964           $1.611           $1.320
  Accumulation Unit Value at end of
   period                                   $1.057           $0.835           $1.964           $1.611
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,602            7,318            9,435            9,880
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $0.823           $1.940           $1.595           $1.309
  Accumulation Unit Value at end of
   period                                   $1.040           $0.823           $1.940           $1.595
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,533            3,097            4,157            4,431
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.818           $1.929           $1.587           $1.304
  Accumulation Unit Value at end of
   period                                   $1.032           $0.818           $1.929           $1.587
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  915            1,140            1,393            1,292
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.813           $1.919           $1.580           $1.299
  Accumulation Unit Value at end of
   period                                   $1.025           $0.813           $1.919           $1.580
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,291            8,474           14,882           17,700
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $0.806           $1.905           $1.571           $1.293
  Accumulation Unit Value at end of
   period                                   $1.015           $0.806           $1.905           $1.571
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               15,785           23,363           33,143           36,678
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.806           $1.905           $1.571           $1.293
  Accumulation Unit Value at end of
   period                                   $1.015           $0.806           $1.905           $1.571
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               15,785           23,363           33,143           36,678
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.798           $1.889           $1.560           $1.286
  Accumulation Unit Value at end of
   period                                   $1.003           $0.798           $1.889           $1.560
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  734              847            1,131            1,453
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.792               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.995               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,220               --               --               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2005             2004             2003
--------------------------------------  -------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.827           $0.780               --
  Accumulation Unit Value at end of
   period                                   $0.843           $0.827               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,652            1,273               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
HARTFORD INTERNATIONAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.264           $1.031           $0.819
  Accumulation Unit Value at end of
   period                                   $1.320           $1.264           $1.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,274            4,423              788
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.256           $1.163               --
  Accumulation Unit Value at end of
   period                                   $1.309           $1.256               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,296            2,275               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.253           $1.024           $0.816
  Accumulation Unit Value at end of
   period                                   $1.304           $1.253           $1.024
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,119              715              223
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.248           $1.021           $0.813
  Accumulation Unit Value at end of
   period                                   $1.299           $1.248           $1.021
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               15,569            9,847            5,836
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.245           $1.153               --
  Accumulation Unit Value at end of
   period                                   $1.293           $1.245               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               34,950           13,241               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.245           $1.061               --
  Accumulation Unit Value at end of
   period                                   $1.293           $1.245               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               34,950           13,241               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.240           $1.017           $0.812
  Accumulation Unit Value at end of
   period                                   $1.286           $1.240           $1.017
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,177            1,158              547
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

20                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2009             2008             2007             2006
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.790           $1.874           $1.550           $1.280
  Accumulation Unit Value at end of
   period                                   $0.992           $0.790           $1.874           $1.550
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,538            2,496            2,853            3,056
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.589               --               --               --
  Accumulation Unit Value at end of
   period                                  $13.261               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2               --               --               --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.063           $1.871           $1.492           $1.219
  Accumulation Unit Value at end of
   period                                   $1.395           $1.063           $1.871           $1.492
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,479           10,170           13,137           15,028
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $0.750           $1.323           $1.058           $0.866
  Accumulation Unit Value at end of
   period                                   $0.983           $0.750           $1.323           $1.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,529            3,200            4,465            5,542
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.746           $1.317           $1.054           $0.864
  Accumulation Unit Value at end of
   period                                   $0.976           $0.746           $1.317           $1.054
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,085            2,300            2,863            3,023
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.743           $1.312           $1.050           $0.861
  Accumulation Unit Value at end of
   period                                   $0.971           $0.743           $1.312           $1.050
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,989           14,217           21,571           27,328
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.022           $1.808           $1.450           $1.190
  Accumulation Unit Value at end of
   period                                   $1.335           $1.022           $1.808           $1.450
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               29,860           34,551           42,180           47,762
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.022           $1.808           $1.450           $1.190
  Accumulation Unit Value at end of
   period                                   $1.335           $1.022           $1.808           $1.450
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               29,860           34,551           42,180           47,762
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.727           $1.288           $1.034           $0.850
  Accumulation Unit Value at end of
   period                                   $0.948           $0.727           $1.288           $1.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,174            1,493            2,478            2,774
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.722               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.941               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,930               --               --               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2005             2004             2003
--------------------------------------  -------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.236           $1.056               --
  Accumulation Unit Value at end of
   period                                   $1.280           $1.236               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,979            1,632               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.081           $0.931           $0.751
  Accumulation Unit Value at end of
   period                                   $1.219           $1.081           $0.931
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               15,424           12,066            1,407
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $0.769           $0.703               --
  Accumulation Unit Value at end of
   period                                   $0.866           $0.769               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,556            3,493               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.768           $0.663           $0.536
  Accumulation Unit Value at end of
   period                                   $0.864           $0.768           $0.663
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,043            2,296              232
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.766           $0.662           $0.535
  Accumulation Unit Value at end of
   period                                   $0.861           $0.766           $0.662
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               25,728           26,950           10,017
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.061           $0.970               --
  Accumulation Unit Value at end of
   period                                   $1.190           $1.061               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               50,269           45,975               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.061           $0.928               --
  Accumulation Unit Value at end of
   period                                   $1.190           $1.061               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               50,269           45,975               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.759           $0.658           $0.533
  Accumulation Unit Value at end of
   period                                   $0.850           $0.759           $0.658
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,465            2,031              848
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               21

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2009             2008             2007             2006
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.982           $1.743           $1.402           $1.154
  Accumulation Unit Value at end of
   period                                   $1.279           $0.982           $1.743           $1.402
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,527            4,288            5,650            6,200
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.693               --               --               --
  Accumulation Unit Value at end of
   period                                  $13.891               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6               --               --               --
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.360           $2.402           $2.240           $1.761
  Accumulation Unit Value at end of
   period                                   $1.847           $1.360           $2.402           $2.240
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,022            1,290            1,694            1,900
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.341           $2.373           $2.217           $1.746
  Accumulation Unit Value at end of
   period                                   $1.817           $1.341           $2.373           $2.217
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  543              639              877              934
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.332           $2.359           $2.207           $1.740
  Accumulation Unit Value at end of
   period                                   $1.803           $1.332           $2.359           $2.207
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  166              181              248              256
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.324           $2.347           $2.196           $1.732
  Accumulation Unit Value at end of
   period                                   $1.792           $1.324           $2.347           $2.196
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,659            2,159            3,834            4,787
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.313           $2.330           $2.184           $1.725
  Accumulation Unit Value at end of
   period                                   $1.774           $1.313           $2.330           $2.184
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,903            4,088            6,636            7,403
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.313           $2.330           $2.184           $1.725
  Accumulation Unit Value at end of
   period                                   $1.774           $1.313           $2.330           $2.184
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,903            4,088            6,636            7,403
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.300           $2.311           $2.169           $1.716
  Accumulation Unit Value at end of
   period                                   $1.754           $1.300           $2.311           $2.169
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  169              239              378              569
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.291               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.740               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  669               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.288           $2.293           $2.155           $1.708
  Accumulation Unit Value at end of
   period                                   $1.735           $1.288           $2.293           $2.155
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  573              299              528              903

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2005             2004             2003
--------------------------------------  -------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.032           $0.905               --
  Accumulation Unit Value at end of
   period                                   $1.154           $1.032               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,133            4,567               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.509           $1.312           $1.013
  Accumulation Unit Value at end of
   period                                   $1.761           $1.509           $1.312
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,690            1,179              329
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.500           $1.377               --
  Accumulation Unit Value at end of
   period                                   $1.746           $1.500               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  841              535               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.496           $1.304           $1.009
  Accumulation Unit Value at end of
   period                                   $1.740           $1.496           $1.304
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  203              150               79
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.490           $1.300           $1.006
  Accumulation Unit Value at end of
   period                                   $1.732           $1.490           $1.300
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,451            3,682            2,173
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.486           $1.365               --
  Accumulation Unit Value at end of
   period                                   $1.725           $1.486               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,741            4,749               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.486           $1.327               --
  Accumulation Unit Value at end of
   period                                   $1.725           $1.486               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,741            4,749               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.481           $1.295           $1.004
  Accumulation Unit Value at end of
   period                                   $1.716           $1.481           $1.295
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  376              234              241
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.476           $1.321               --
  Accumulation Unit Value at end of
   period                                   $1.708           $1.476               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  434              285               --

22                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2009             2008             2007             2006
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.988               --               --               --
  Accumulation Unit Value at end of
   period                                  $14.767               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4               --               --               --
HARTFORD MIDCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $5.920          $10.578               --               --
  Accumulation Unit Value at end of
   period                                   $8.611           $5.920               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  112               69               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $5.911          $10.576               --               --
  Accumulation Unit Value at end of
   period                                   $8.581           $5.911               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   42               15               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.907          $10.576               --               --
  Accumulation Unit Value at end of
   period                                   $8.566           $5.907               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   36                5               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.905          $10.575               --               --
  Accumulation Unit Value at end of
   period                                   $8.559           $5.905               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  139               89               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $5.898          $10.574               --               --
  Accumulation Unit Value at end of
   period                                   $8.536           $5.898               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  474              457               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.898          $10.574               --               --
  Accumulation Unit Value at end of
   period                                   $8.536           $5.898               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  474              457               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.891          $10.572               --               --
  Accumulation Unit Value at end of
   period                                   $8.514           $5.891               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   28               11               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.887               --               --               --
  Accumulation Unit Value at end of
   period                                   $8.499               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   21               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.885          $10.571               --               --
  Accumulation Unit Value at end of
   period                                   $8.491           $5.885               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   65               13               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.307               --               --               --
  Accumulation Unit Value at end of
   period                                  $14.836               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2005             2004             2003
--------------------------------------  -------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
HARTFORD MIDCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               23

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2009             2008             2007             2006
----------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.011           $1.719           $1.711           $1.476
  Accumulation Unit Value at end of
   period                                   $1.434           $1.011           $1.719           $1.711
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,757            3,605            5,049            6,050
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $0.996           $1.698           $1.693           $1.463
  Accumulation Unit Value at end of
   period                                   $1.410           $0.996           $1.698           $1.693
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,939            2,593            4,049            5,059
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.990           $1.688           $1.685           $1.458
  Accumulation Unit Value at end of
   period                                   $1.399           $0.990           $1.688           $1.685
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  874            1,152            1,674            1,869
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.984           $1.679           $1.677           $1.452
  Accumulation Unit Value at end of
   period                                   $1.391           $0.984           $1.679           $1.677
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,676            9,772           15,983           21,241
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $0.976           $1.667           $1.668           $1.446
  Accumulation Unit Value at end of
   period                                   $1.377           $0.976           $1.667           $1.668
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,717            6,076            8,519            9,455
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.976           $1.667           $1.668           $1.446
  Accumulation Unit Value at end of
   period                                   $1.377           $0.976           $1.667           $1.668
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,717            6,076            8,519            9,455
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.966           $1.653           $1.656           $1.438
  Accumulation Unit Value at end of
   period                                   $1.361           $0.966           $1.653           $1.656
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  867            1,101            2,148            2,630
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.959               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.351               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,814               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.957           $1.640           $1.646           $1.431
  Accumulation Unit Value at end of
   period                                   $1.346           $0.957           $1.640           $1.646
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,712              840            1,619            1,835
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.005               --               --               --
  Accumulation Unit Value at end of
   period                                  $15.445               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5               --               --               --
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.204           $1.198           $1.161           $1.127
  Accumulation Unit Value at end of
   period                                   $1.187           $1.204           $1.198           $1.161
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               14,007           21,136            9,018            6,878

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2005             2004             2003
--------------------------------------  -------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.364           $1.192           $0.961
  Accumulation Unit Value at end of
   period                                   $1.476           $1.364           $1.192
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,586            7,083            2,914
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.355           $1.241               --
  Accumulation Unit Value at end of
   period                                   $1.463           $1.355               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,588            8,288               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.352           $1.185           $0.956
  Accumulation Unit Value at end of
   period                                   $1.458           $1.352           $1.185
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,954            2,122            1,073
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.346           $1.181           $0.954
  Accumulation Unit Value at end of
   period                                   $1.452           $1.346           $1.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               23,417           27,535           18,236
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.343           $1.230               --
  Accumulation Unit Value at end of
   period                                   $1.446           $1.343               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,742           16,082               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.343           $1.198               --
  Accumulation Unit Value at end of
   period                                   $1.446           $1.343               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,742           16,082               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.338           $1.177           $0.952
  Accumulation Unit Value at end of
   period                                   $1.438           $1.338           $1.177
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,893            3,111            2,089
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.333           $1.193               --
  Accumulation Unit Value at end of
   period                                   $1.431           $1.333               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,981            2,083               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.114           $1.122           $1.128
  Accumulation Unit Value at end of
   period                                   $1.127           $1.114           $1.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,506            5,657            2,115

24                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2009             2008             2007             2006
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.106           $1.103           $1.071           $1.042
  Accumulation Unit Value at end of
   period                                   $1.089           $1.106           $1.103           $1.071
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,136            5,615            2,847            4,668
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.100           $1.098           $1.067           $1.039
  Accumulation Unit Value at end of
   period                                   $1.082           $1.100           $1.098           $1.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,694            3,649              912              585
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.095           $1.094           $1.063           $1.036
  Accumulation Unit Value at end of
   period                                   $1.076           $1.095           $1.094           $1.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               16,208           28,629           28,630           19,298
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.158           $1.158           $1.127           $1.100
  Accumulation Unit Value at end of
   period                                   $1.136           $1.158           $1.158           $1.127
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               23,277           46,661           22,659           17,807
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.158           $1.158           $1.127           $1.100
  Accumulation Unit Value at end of
   period                                   $1.136           $1.158           $1.158           $1.127
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               23,277           46,661           22,659           17,807
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.072           $1.074           $1.047           $1.023
  Accumulation Unit Value at end of
   period                                   $1.050           $1.072           $1.074           $1.047
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,917            5,464            2,244            1,115
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.064               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.042               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,804               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.010           $1.013           $0.989           $0.968
  Accumulation Unit Value at end of
   period                                   $0.988           $1.010           $1.013           $0.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,626           14,010            4,773            2,611
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.979               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.742               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  162               --               --               --
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.168           $1.999           $1.779           $1.581
  Accumulation Unit Value at end of
   period                                   $1.486           $1.168           $1.999           $1.779
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,439            1,883            2,373            2,716
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $0.602           $1.033           $0.921           $0.820
  Accumulation Unit Value at end of
   period                                   $0.765           $0.602           $1.033           $0.921
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,567            1,820            2,352            2,796

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2005             2004             2003
--------------------------------------  -------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.032           $1.032               --
  Accumulation Unit Value at end of
   period                                   $1.042           $1.032               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,340            3,414               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.030           $1.041           $1.049
  Accumulation Unit Value at end of
   period                                   $1.039           $1.030           $1.041
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  709              711              295
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.028           $1.039           $1.047
  Accumulation Unit Value at end of
   period                                   $1.036           $1.028           $1.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,371           12,291            4,932
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.093           $1.094               --
  Accumulation Unit Value at end of
   period                                   $1.100           $1.093               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,864            8,854               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.093           $1.105               --
  Accumulation Unit Value at end of
   period                                   $1.100           $1.093               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,864            8,854               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.018           $1.032           $1.042
  Accumulation Unit Value at end of
   period                                   $1.023           $1.018           $1.032
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,190              913              768
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.965           $0.978               --
  Accumulation Unit Value at end of
   period                                   $0.968           $0.965               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,564            1,356               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.328           $1.204           $0.951
  Accumulation Unit Value at end of
   period                                   $1.581           $1.328           $1.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,354            2,828            1,280
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $0.690           $0.628               --
  Accumulation Unit Value at end of
   period                                   $0.820           $0.690               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,518            4,606               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               25

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2009             2008             2007             2006
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.599           $1.028           $0.918           $0.818
  Accumulation Unit Value at end of
   period                                   $0.760           $0.599           $1.028           $0.918
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  608              620              911            1,373
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.596           $1.024           $0.915           $0.816
  Accumulation Unit Value at end of
   period                                   $0.756           $0.596           $1.024           $0.915
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,329            9,160           15,461           20,268
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.124           $1.932           $1.728           $1.543
  Accumulation Unit Value at end of
   period                                   $1.422           $1.124           $1.932           $1.728
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,458            4,880            8,279            9,823
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.124           $1.932           $1.728           $1.543
  Accumulation Unit Value at end of
   period                                   $1.422           $1.124           $1.932           $1.728
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,458            4,880            8,279            9,823
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.584           $1.005           $0.901           $0.805
  Accumulation Unit Value at end of
   period                                   $0.738           $0.584           $1.005           $0.901
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  996            1,131            1,786            2,013
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.580               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.732               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  908               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.905           $1.562           $1.401           $1.255
  Accumulation Unit Value at end of
   period                                   $1.143           $0.905           $1.562           $1.401
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  879              540            1,348              878
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.453               --               --               --
  Accumulation Unit Value at end of
   period                                  $13.158               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3               --               --               --
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.836           $1.357           $1.406           $1.338
  Accumulation Unit Value at end of
   period                                   $1.113           $0.836           $1.357           $1.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,032            7,466            9,529            9,891
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $0.825           $1.343           $1.393           $1.328
  Accumulation Unit Value at end of
   period                                   $1.096           $0.825           $1.343           $1.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,479            1,872            2,406            2,954

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2005             2004             2003
--------------------------------------  -------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.689           $0.627           $0.496
  Accumulation Unit Value at end of
   period                                   $0.818           $0.689           $0.627
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,328            1,564              572
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.688           $0.625           $0.495
  Accumulation Unit Value at end of
   period                                   $0.816           $0.688           $0.625
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               19,032           22,834           16,679
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.303           $1.186               --
  Accumulation Unit Value at end of
   period                                   $1.543           $1.303               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,846            6,759               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.303           $1.233               --
  Accumulation Unit Value at end of
   period                                   $1.543           $1.303               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,846            6,759               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.681           $0.621           $0.493
  Accumulation Unit Value at end of
   period                                   $0.805           $0.681           $0.621
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,200            2,601            1,940
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.063           $1.008               --
  Accumulation Unit Value at end of
   period                                   $1.255           $1.063               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  679              796               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.224           $1.078           $0.831
  Accumulation Unit Value at end of
   period                                   $1.338           $1.224           $1.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,417            8,202            1,153
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.218           $1.100               --
  Accumulation Unit Value at end of
   period                                   $1.328           $1.218               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,451            2,756               --

26                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2009             2008             2007             2006
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.820           $1.336           $1.388           $1.324
  Accumulation Unit Value at end of
   period                                   $1.088           $0.820           $1.336           $1.388
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  876            1,119            1,289            1,500
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.816           $1.331           $1.383           $1.320
  Accumulation Unit Value at end of
   period                                   $1.083           $0.816           $1.331           $1.383
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,539            7,072           10,912           14,076
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $0.809           $1.321           $1.375           $1.314
  Accumulation Unit Value at end of
   period                                   $1.072           $0.809           $1.321           $1.375
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               16,794           21,449           27,478           29,841
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.809           $1.321           $1.375           $1.314
  Accumulation Unit Value at end of
   period                                   $1.072           $0.809           $1.321           $1.375
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               16,794           21,449           27,478           29,841
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.801           $1.310           $1.366           $1.308
  Accumulation Unit Value at end of
   period                                   $1.060           $0.801           $1.310           $1.366
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  882              956            1,490            2,329
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.796               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.052               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,088               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.794           $1.300           $1.357           $1.302
  Accumulation Unit Value at end of
   period                                   $1.049           $0.794           $1.300           $1.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,940            2,781            3,458            4,296
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.642               --               --               --
  Accumulation Unit Value at end of
   period                                  $14.025               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1               --               --               --
HARTFORD SMALLCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $7.606          $10.344               --               --
  Accumulation Unit Value at end of
   period                                   $9.621           $7.606               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   10                9               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $7.593          $10.341               --               --
  Accumulation Unit Value at end of
   period                                   $9.586           $7.593               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   20                7               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.587          $10.339               --               --
  Accumulation Unit Value at end of
   period                                   $9.568           $7.587               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                1               --               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2005             2004             2003
--------------------------------------  -------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.216           $1.074           $0.829
  Accumulation Unit Value at end of
   period                                   $1.324           $1.216           $1.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,627            1,081              291
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.213           $1.072           $0.827
  Accumulation Unit Value at end of
   period                                   $1.320           $1.213           $1.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               17,251           16,477            9,051
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.209           $1.092               --
  Accumulation Unit Value at end of
   period                                   $1.314           $1.209               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               40,115           27,287               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.209           $1.132               --
  Accumulation Unit Value at end of
   period                                   $1.314           $1.209               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               40,115           27,287               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.205           $1.068           $0.826
  Accumulation Unit Value at end of
   period                                   $1.308           $1.205           $1.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,472            2,405            1,319
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.201           $1.128               --
  Accumulation Unit Value at end of
   period                                   $1.302           $1.201               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,575            3,011               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
HARTFORD SMALLCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               27

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2009             2008             2007             2006
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.583          $10.338               --               --
  Accumulation Unit Value at end of
   period                                   $9.559           $7.583               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   34               28               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $7.574          $10.336               --               --
  Accumulation Unit Value at end of
   period                                   $9.533           $7.574               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   77               43               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.574          $10.336               --               --
  Accumulation Unit Value at end of
   period                                   $9.533           $7.574               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   77               43               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.564          $10.333               --               --
  Accumulation Unit Value at end of
   period                                   $9.507           $7.564               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                1               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.558               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.489               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.555          $10.330               --               --
  Accumulation Unit Value at end of
   period                                   $9.481           $7.555               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   23                4               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.595               --               --               --
  Accumulation Unit Value at end of
   period                                  $13.262               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.715           $1.277           $1.226           $1.087
  Accumulation Unit Value at end of
   period                                   $0.995           $0.715           $1.277           $1.226
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               14,306           17,715           21,790           24,184
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $0.552           $0.988           $0.951           $0.845
  Accumulation Unit Value at end of
   period                                   $0.767           $0.552           $0.988           $0.951
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,737            8,603           10,473           12,568
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.549           $0.984           $0.947           $0.843
  Accumulation Unit Value at end of
   period                                   $0.762           $0.549           $0.984           $0.947
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,613            2,898            3,633            4,075
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.546           $0.980           $0.944           $0.840
  Accumulation Unit Value at end of
   period                                   $0.758           $0.546           $0.980           $0.944
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               18,629           22,726           35,423           47,160

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2005             2004             2003
--------------------------------------  -------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.008           $0.984           $0.855
  Accumulation Unit Value at end of
   period                                   $1.087           $1.008           $0.984
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               26,232           19,823            4,110
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $0.785           $0.738               --
  Accumulation Unit Value at end of
   period                                   $0.845           $0.785               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               16,159           14,858               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.784           $0.767           $0.667
  Accumulation Unit Value at end of
   period                                   $0.843           $0.784           $0.767
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,215            3,398              835
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.782           $0.766           $0.666
  Accumulation Unit Value at end of
   period                                   $0.840           $0.782           $0.766
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               49,758           51,051           33,193

28                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2009             2008             2007             2006
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $0.687           $1.235           $1.191           $1.062
  Accumulation Unit Value at end of
   period                                   $0.952           $0.687           $1.235           $1.191
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               39,804           53,272           64,446           70,661
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.687           $1.235           $1.191           $1.062
  Accumulation Unit Value at end of
   period                                   $0.952           $0.687           $1.235           $1.191
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               39,804           53,272           64,446           70,661
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.535           $0.962           $0.930           $0.830
  Accumulation Unit Value at end of
   period                                   $0.739           $0.535           $0.962           $0.930
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,515            4,350            6,278            7,939
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.531               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.734               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,300               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.569           $1.026           $0.993           $0.887
  Accumulation Unit Value at end of
   period                                   $0.786           $0.569           $1.026           $0.993
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,453            7,293            9,025            9,975
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.328               --               --               --
  Accumulation Unit Value at end of
   period                                  $14.229               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7               --               --               --
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.372           $1.510           $1.466           $1.422
  Accumulation Unit Value at end of
   period                                   $1.552           $1.372           $1.510           $1.466
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               17,092           18,413           26,580           25,889
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.318           $1.453           $1.414           $1.375
  Accumulation Unit Value at end of
   period                                   $1.488           $1.318           $1.453           $1.414
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,104            6,131            7,246            7,018
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.311           $1.447           $1.410           $1.371
  Accumulation Unit Value at end of
   period                                   $1.478           $1.311           $1.447           $1.410
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,468            3,530            4,049            3,633
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.305           $1.441           $1.404           $1.367
  Accumulation Unit Value at end of
   period                                   $1.471           $1.305           $1.441           $1.404
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               26,995           31,941           47,965           52,079
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.319           $1.459           $1.424           $1.389
  Accumulation Unit Value at end of
   period                                   $1.485           $1.319           $1.459           $1.424
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               51,587           58,676           82,744           77,168

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2005             2004             2003
--------------------------------------  -------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $0.989           $0.931               --
  Accumulation Unit Value at end of
   period                                   $1.062           $0.989               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               74,392           53,354               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.989           $0.974               --
  Accumulation Unit Value at end of
   period                                   $1.062           $0.989               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               74,392           53,354               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.774           $0.761           $0.663
  Accumulation Unit Value at end of
   period                                   $0.830           $0.774           $0.761
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,605            9,079            6,487
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.829           $0.818               --
  Accumulation Unit Value at end of
   period                                   $0.887           $0.829               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,445            7,630               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.411           $1.371           $1.362
  Accumulation Unit Value at end of
   period                                   $1.422           $1.411           $1.371
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               26,028           20,361            5,052
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.367           $1.362               --
  Accumulation Unit Value at end of
   period                                   $1.375           $1.367               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,792            7,066               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.365           $1.330           $1.323
  Accumulation Unit Value at end of
   period                                   $1.371           $1.365           $1.330
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,776            3,059              790
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.361           $1.328           $1.321
  Accumulation Unit Value at end of
   period                                   $1.367           $1.361           $1.328
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               53,733           52,318           32,673
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.385           $1.380               --
  Accumulation Unit Value at end of
   period                                   $1.389           $1.385               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               77,171           54,318               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               29

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2009             2008             2007             2006
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.319           $1.459           $1.424           $1.389
  Accumulation Unit Value at end of
   period                                   $1.485           $1.319           $1.459           $1.424
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               51,587           58,676           82,744           77,168
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.277           $1.415           $1.383           $1.350
  Accumulation Unit Value at end of
   period                                   $1.435           $1.277           $1.415           $1.383
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,855            2,959            4,139            4,423
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.268               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.424               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,552               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.128           $1.251           $1.225           $1.198
  Accumulation Unit Value at end of
   period                                   $1.266           $1.128           $1.251           $1.225
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,365            5,915            7,999            7,823
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.253               --               --               --
  Accumulation Unit Value at end of
   period                                  $11.479               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   49               --               --               --
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.106           $1.132           $1.102           $1.077
  Accumulation Unit Value at end of
   period                                   $1.125           $1.106           $1.132           $1.102
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,705           13,836           16,488           15,823
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.092           $1.120           $1.093           $1.070
  Accumulation Unit Value at end of
   period                                   $1.108           $1.092           $1.120           $1.093
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,246            5,479            4,374            4,108
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.085           $1.114           $1.088           $1.067
  Accumulation Unit Value at end of
   period                                   $1.100           $1.085           $1.114           $1.088
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,539            2,170            1,875            1,817
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.081           $1.109           $1.084           $1.064
  Accumulation Unit Value at end of
   period                                   $1.095           $1.081           $1.109           $1.084
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               15,452           19,033           20,469           22,223
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.071           $1.101           $1.078           $1.059
  Accumulation Unit Value at end of
   period                                   $1.083           $1.071           $1.101           $1.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               32,716           39,355           47,536           42,545
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.071           $1.101           $1.078           $1.059
  Accumulation Unit Value at end of
   period                                   $1.083           $1.071           $1.101           $1.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               32,716           39,355           47,536           42,545

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2005             2004             2003
--------------------------------------  -------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.385           $1.362               --
  Accumulation Unit Value at end of
   period                                   $1.389           $1.385               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               77,171           54,318               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.349           $1.319           $1.315
  Accumulation Unit Value at end of
   period                                   $1.350           $1.349           $1.319
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,709            4,700            2,792
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.198           $1.182               --
  Accumulation Unit Value at end of
   period                                   $1.198           $1.198               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,833            5,614               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.079           $1.074           $1.093
  Accumulation Unit Value at end of
   period                                   $1.077           $1.079           $1.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               15,335           11,354            2,116
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.073           $1.078               --
  Accumulation Unit Value at end of
   period                                   $1.070           $1.073               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,498            2,592               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.071           $1.070           $1.091
  Accumulation Unit Value at end of
   period                                   $1.067           $1.071           $1.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,913            1,406              274
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.069           $1.068           $1.089
  Accumulation Unit Value at end of
   period                                   $1.064           $1.069           $1.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               23,375           21,622           13,879
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.065           $1.071               --
  Accumulation Unit Value at end of
   period                                   $1.059           $1.065               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               41,561           28,386               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.065           $1.070               --
  Accumulation Unit Value at end of
   period                                   $1.059           $1.065               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               41,561           28,386               --

30                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2009             2008             2007             2006
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.061           $1.092           $1.071           $1.054
  Accumulation Unit Value at end of
   period                                   $1.072           $1.061           $1.092           $1.071
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,721            1,728            1,856            1,744
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.054               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.063               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,346               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.051           $1.084           $1.064           $1.049
  Accumulation Unit Value at end of
   period                                   $1.060           $1.051           $1.084           $1.064
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,452            3,548            4,413            4,079
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.024               --               --               --
  Accumulation Unit Value at end of
   period                                  $10.086               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   20               --               --               --
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.927           $1.428           $1.332           $1.112
  Accumulation Unit Value at end of
   period                                   $1.134           $0.927           $1.428           $1.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,567            2,031            2,721            3,081
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $0.914           $1.411           $1.319           $1.103
  Accumulation Unit Value at end of
   period                                   $1.115           $0.914           $1.411           $1.319
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,240            1,733            2,065            2,399
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.907           $1.403           $1.313           $1.099
  Accumulation Unit Value at end of
   period                                   $1.107           $0.907           $1.403           $1.313
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  267              434              893              928
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.902           $1.395           $1.306           $1.094
  Accumulation Unit Value at end of
   period                                   $1.100           $0.902           $1.395           $1.306
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,807            4,809            8,066            9,908
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $0.894           $1.385           $1.299           $1.089
  Accumulation Unit Value at end of
   period                                   $1.089           $0.894           $1.385           $1.299
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,426            4,298            6,342            7,040
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.894           $1.385           $1.299           $1.089
  Accumulation Unit Value at end of
   period                                   $1.089           $0.894           $1.385           $1.299
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,426            4,298            6,342            7,040

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2005             2004             2003
--------------------------------------  -------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.062           $1.064           $1.087
  Accumulation Unit Value at end of
   period                                   $1.054           $1.062           $1.064
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,849            1,684            1,181
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.058           $1.066               --
  Accumulation Unit Value at end of
   period                                   $1.049           $1.058               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,944            2,500               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.045           $0.960           $0.838
  Accumulation Unit Value at end of
   period                                   $1.112           $1.045           $0.960
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,838            2,622            1,505
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.039           $0.969               --
  Accumulation Unit Value at end of
   period                                   $1.103           $1.039               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,578            2,069               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.036           $0.954           $0.834
  Accumulation Unit Value at end of
   period                                   $1.099           $1.036           $0.954
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  736              657              313
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.032           $0.951           $0.831
  Accumulation Unit Value at end of
   period                                   $1.094           $1.032           $0.951
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,195            8,742            7,040
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.029           $0.960               --
  Accumulation Unit Value at end of
   period                                   $1.089           $1.029               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,071            5,426               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.029           $0.955               --
  Accumulation Unit Value at end of
   period                                   $1.089           $1.029               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,071            5,426               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               31

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2009             2008             2007             2006
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.886           $1.374           $1.290           $1.084
  Accumulation Unit Value at end of
   period                                   $1.076           $0.886           $1.374           $1.290
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  737              817            1,117            1,355
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.880               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.068               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  969               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.877           $1.363           $1.282           $1.078
  Accumulation Unit Value at end of
   period                                   $1.065           $0.877           $1.363           $1.282
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,080              979            1,412            1,591
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.305               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.475               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD VALUE OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.864           $1.491           $1.618           $1.382
  Accumulation Unit Value at end of
   period                                   $1.248           $0.864           $1.491           $1.618
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,747            2,109            3,527            4,323
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $0.853           $1.475           $1.604           $1.372
  Accumulation Unit Value at end of
   period                                   $1.229           $0.853           $1.475           $1.604
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  882            1,071            1,551            2,061
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.848           $1.467           $1.597           $1.368
  Accumulation Unit Value at end of
   period                                   $1.221           $0.848           $1.467           $1.597
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  503              815            1,076            1,174
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.845           $1.462           $1.592           $1.364
  Accumulation Unit Value at end of
   period                                   $1.215           $0.845           $1.462           $1.592
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,787            3,689            7,026            9,543
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $0.837           $1.451           $1.582           $1.358
  Accumulation Unit Value at end of
   period                                   $1.202           $0.837           $1.451           $1.582
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,109            6,296           12,978           16,845
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.837           $1.451           $1.582           $1.358
  Accumulation Unit Value at end of
   period                                   $1.202           $0.837           $1.451           $1.582
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,109            6,296           12,978           16,845
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.829           $1.439           $1.572           $1.351
  Accumulation Unit Value at end of
   period                                   $1.189           $0.829           $1.439           $1.572
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  331              329              836            1,427

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2005             2004             2003
--------------------------------------  -------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.025           $0.948           $0.830
  Accumulation Unit Value at end of
   period                                   $1.084           $1.025           $0.948
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,246            1,256              894
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.022           $0.951               --
  Accumulation Unit Value at end of
   period                                   $1.078           $1.022               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,416            1,092               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
HARTFORD VALUE OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.297           $1.109           $0.910
  Accumulation Unit Value at end of
   period                                   $1.382           $1.297           $1.109
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,258            2,242              529
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.291           $1.166               --
  Accumulation Unit Value at end of
   period                                   $1.372           $1.291               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,043            1,716               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.288           $1.105           $0.908
  Accumulation Unit Value at end of
   period                                   $1.368           $1.288           $1.105
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,086              580               81
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.285           $1.103           $0.907
  Accumulation Unit Value at end of
   period                                   $1.364           $1.285           $1.103
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,457            6,060            3,998
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.281           $1.158               --
  Accumulation Unit Value at end of
   period                                   $1.358           $1.281               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               18,148            7,874               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.281           $1.134               --
  Accumulation Unit Value at end of
   period                                   $1.358           $1.281               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               18,148            7,874               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.276           $1.099           $0.905
  Accumulation Unit Value at end of
   period                                   $1.351           $1.276           $1.099
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,368            1,011              733

32                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2009             2008             2007             2006
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.823               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.180               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  524               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.821           $1.428           $1.562           $1.345
  Accumulation Unit Value at end of
   period                                   $1.176           $0.821           $1.428           $1.562
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,049              834            1,102            1,723
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.769               --               --               --
  Accumulation Unit Value at end of
   period                                  $15.381               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1               --               --               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2005             2004             2003
--------------------------------------  -------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.272           $1.130               --
  Accumulation Unit Value at end of
   period                                   $1.345           $1.272               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,518              486               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --



(a)  Inception date February 17, 2009.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT ONE AND THE BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account One (the "Account"), as of December 31, 2009, and the related statements of operations and changes in net assets for the respective stated periods then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2009; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting Hartford Life and Annuity Insurance Company Separate Account One as of December 31, 2009, the results of their operations and the changes in their net assets for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 23, 2010

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     EVERGREEN VA                                  EVERGREEN VA
                                 DIVERSIFIED CAPITAL        EVERGREEN VA          INTERNATIONAL
                                     BUILDER FUND           GROWTH FUND            EQUITY FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                    --                      --
   Class IB                                    --                    --                      --
   Other class                            102,837                80,576                 418,553
                                     ============            ==========            ============
  Cost:
   Class IA                                    --                    --                      --
   Class IB                                    --                    --                      --
   Other class                         $1,375,955              $979,097              $4,779,579
                                     ============            ==========            ============
  Market Value:
   Class IA                                    --                    --                      --
   Class IB                                    --                    --                      --
   Other class                         $1,173,366              $929,040              $4,465,960
 Due from Hartford Life and
  Annuity Insurance Company                    --                    --                      --
 Receivable from fund shares
  sold                                        830                    46                     699
 Other assets                                  --                    12                       2
                                     ------------            ----------            ------------
 Total Assets                           1,174,196               929,098               4,466,661
                                     ------------            ----------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   830                    46                     699
 Payable for fund shares
  purchased                                    --                    --                      --
 Other liabilities                             --                    --                      --
                                     ------------            ----------            ------------
 Total Liabilities                            830                    46                     699
                                     ------------            ----------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $1,173,366              $929,052              $4,465,962
                                     ============            ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            EVERGREEN VA            EVERGREEN VA
                                    EVERGREEN VA              SPECIAL               FUNDAMENTAL
                                     OMEGA FUND             VALUES FUND            LARGE CAP FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                      --                      --
   Class IB                                   --                      --                      --
   Other class                            65,814                 284,701                  98,486
                                    ============            ============            ============
  Cost:
   Class IA                                   --                      --                      --
   Class IB                                   --                      --                      --
   Other class                          $993,451              $3,904,927              $1,543,975
                                    ============            ============            ============
  Market Value:
   Class IA                                   --                      --                      --
   Class IB                                   --                      --                      --
   Other class                        $1,343,917              $3,362,315              $1,686,073
 Due from Hartford Life and
  Annuity Insurance Company                   --                      --                      --
 Receivable from fund shares
  sold                                        69                     672                     898
 Other assets                                 --                      --                      38
                                    ------------            ------------            ------------
 Total Assets                          1,343,986               3,362,987               1,687,009
                                    ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   69                     672                     898
 Payable for fund shares
  purchased                                   --                      --                      --
 Other liabilities                            --                      --                      --
                                    ------------            ------------            ------------
 Total Liabilities                            69                     672                     898
                                    ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $1,343,917              $3,362,315              $1,686,111
                                    ============            ============            ============

                                                     HARTFORD          HARTFORD
                                   HARTFORD           TOTAL            CAPITAL
                                   ADVISERS        RETURN BOND       APPRECIATION
                                   HLS FUND          HLS FUND          HLS FUND
                                 SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------  ----------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                          96,049,983        76,109,585        70,795,948
   Class IB                          22,602,932        44,164,416        21,834,114
   Other class                               --                --                --
                               ================  ================  ================
  Cost:
   Class IA                      $1,807,701,595      $841,371,030    $2,689,691,097
   Class IB                         515,933,190       512,389,398       942,390,957
   Other class                               --                --                --
                               ================  ================  ================
  Market Value:
   Class IA                      $1,678,355,606      $804,980,789    $2,592,927,788
   Class IB                         399,581,800       464,911,121       793,008,314
   Other class                               --                --                --
 Due from Hartford Life and
  Annuity Insurance Company                  --                --                --
 Receivable from fund shares
  sold                                1,308,785            48,520         1,508,870
 Other assets                                92                --               611
                               ----------------  ----------------  ----------------
 Total Assets                     2,079,246,283     1,269,940,430     3,387,445,583
                               ----------------  ----------------  ----------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company           1,308,785            48,520         1,508,870
 Payable for fund shares
  purchased                                  --                --                --
 Other liabilities                           --               106                --
                               ----------------  ----------------  ----------------
 Total Liabilities                    1,308,785            48,626         1,508,870
                               ----------------  ----------------  ----------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $2,077,937,498    $1,269,891,804    $3,385,936,713
                               ================  ================  ================

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                    HARTFORD          HARTFORD        HARTFORD
                                    DIVIDEND        FUNDAMENTAL        GLOBAL
                                   AND GROWTH          GROWTH         ADVISERS
                                    HLS FUND          HLS FUND        HLS FUND
                                   SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                            90,684,139       3,091,793       10,629,975
   Class IB                            30,041,031       2,219,643        2,908,674
   Other class                                 --              --               --
                                =================  ==============  ===============
  Cost:
   Class IA                        $1,474,420,556     $29,492,025     $121,586,535
   Class IB                           547,352,186      20,442,423       31,714,019
   Other class                                 --              --               --
                                =================  ==============  ===============
  Market Value:
   Class IA                        $1,591,511,996     $25,922,436     $110,737,106
   Class IB                           526,009,417      18,510,542       30,140,364
   Other class                                 --              --               --
 Due from Hartford Life and
  Annuity Insurance Company                    --       1,957,851           51,646
 Receivable from fund shares
  sold                                  1,857,494              --               --
 Other assets                                  38               9               16
                                -----------------  --------------  ---------------
 Total Assets                       2,119,378,945      46,390,838      140,929,132
                                -----------------  --------------  ---------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company             1,857,494              --               --
 Payable for fund shares
  purchased                                    --       1,957,851           51,646
 Other liabilities                             --              --               --
                                -----------------  --------------  ---------------
 Total Liabilities                      1,857,494       1,957,851           51,646
                                -----------------  --------------  ---------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                      $2,117,521,451     $44,432,987     $140,877,486
                                =================  ==============  ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD        HARTFORD        HARTFORD
                               GLOBAL EQUITY   GLOBAL HEALTH    GLOBAL GROWTH
                                  HLS FUND        HLS FUND        HLS FUND
                                SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                         3,083,097       4,147,325       13,103,736
   Class IB                         2,464,874       2,718,172        6,635,862
   Other class                             --              --               --
                               ==============  ==============  ===============
  Cost:
   Class IA                       $28,538,240     $52,786,253     $210,572,415
   Class IB                        22,885,500      36,926,027      105,455,380
   Other class                             --              --               --
                               ==============  ==============  ===============
  Market Value:
   Class IA                       $26,737,421     $53,884,691     $179,637,434
   Class IB                        21,339,083      34,642,850       90,486,790
   Other class                             --              --               --
 Due from Hartford Life and
  Annuity Insurance Company            71,942              --          466,571
 Receivable from fund shares
  sold                                     --          31,406               --
 Other assets                              --               4               19
                               --------------  --------------  ---------------
 Total Assets                      48,148,446      88,558,951      270,590,814
                               --------------  --------------  ---------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                --          31,406               --
 Payable for fund shares
  purchased                            71,942              --          466,571
 Other liabilities                          1              --               --
                               --------------  --------------  ---------------
 Total Liabilities                     71,943          31,406          466,571
                               --------------  --------------  ---------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities            $48,076,503     $88,527,545     $270,124,243
                               ==============  ==============  ===============

                                  HARTFORD                               HARTFORD
                                 DISCIPLINED       HARTFORD               GROWTH
                                   EQUITY           GROWTH             OPPORTUNITIES
                                  HLS FUND         HLS FUND              HLS FUND
                                 SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT (A)
-----------------------------  -----------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                         19,713,112        9,544,709             5,615,824
   Class IB                         13,181,467        6,414,459             3,849,042
   Other class                              --               --                    --
                               ===============  ===============       ===============
  Cost:
   Class IA                       $233,545,656     $101,185,572          $139,601,267
   Class IB                        148,741,607       65,944,954            90,693,930
   Other class                              --               --                    --
                               ===============  ===============       ===============
  Market Value:
   Class IA                       $206,475,179      $96,111,247          $123,557,636
   Class IB                        137,366,593       63,637,368            83,850,621
   Other class                              --               --                    --
 Due from Hartford Life and
  Annuity Insurance Company                 --               --                    --
 Receivable from fund shares
  sold                                 176,023           75,307                20,939
 Other assets                              109                7                    35
                               ---------------  ---------------       ---------------
 Total Assets                      344,017,904      159,823,929           207,429,231
                               ---------------  ---------------       ---------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company            176,023           75,307                20,939
 Payable for fund shares
  purchased                                 --               --                    --
 Other liabilities                          --               --                    --
                               ---------------  ---------------       ---------------
 Total Liabilities                     176,023           75,307                20,939
                               ---------------  ---------------       ---------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities            $343,841,881     $159,748,622          $207,408,292
                               ===============  ===============       ===============

(a) Effective October 2, 2009, Hartford LargeCap Growth HLS Fund merged with Hartford Growth Opportunities HLS Fund.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                   HARTFORD
                                   HARTFORD        HARTFORD     INTERNATIONAL
                                  HIGH YIELD        INDEX           GROWTH
                                   HLS FUND        HLS FUND        HLS FUND
                                 SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                         23,118,128       8,948,732      16,439,958
   Class IB                         17,351,829       2,579,894      10,871,354
   Other class                              --              --              --
                                ==============  ==============  ==============
  Cost:
   Class IA                       $203,400,062    $191,539,951    $179,457,265
   Class IB                        149,848,764      77,991,167     113,214,860
   Other class                              --              --              --
                                ==============  ==============  ==============
  Market Value:
   Class IA                       $183,451,713    $207,746,074    $121,826,304
   Class IB                        136,321,469      59,646,478      80,137,727
   Other class                              --              --              --
 Due from Hartford Life and
  Annuity Insurance Company                 --         152,218          43,364
 Receivable from fund shares
  sold                                 361,922              --              --
 Other assets                               16              --              --
                                --------------  --------------  --------------
 Total Assets                      320,135,120     267,544,770     202,007,395
                                --------------  --------------  --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company            361,922              --              --
 Payable for fund shares
  purchased                                 --         152,218          43,364
 Other liabilities                          --               6              17
                                --------------  --------------  --------------
 Total Liabilities                     361,922         152,224          43,381
                                --------------  --------------  --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $319,773,198    $267,392,546    $201,964,014
                                ==============  ==============  ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                               HARTFORD             HARTFORD       HARTFORD
                                             INTERNATIONAL       INTERNATIONAL      MIDCAP
                                             SMALL COMPANY       OPPORTUNITIES      GROWTH
                                               HLS FUND             HLS FUND       HLS FUND
                                              SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT
----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                      5,233,959           36,339,724      3,890,790
   Class IB                                      3,468,162           14,355,671      2,418,913
   Other class                                          --                   --             --
                                             =============       ==============  =============
  Cost:
   Class IA                                    $67,941,900         $426,362,371    $26,475,604
   Class IB                                     42,434,603          151,244,648     17,097,180
   Other class                                          --                   --             --
                                             =============       ==============  =============
  Market Value:
   Class IA                                    $59,065,568         $400,213,925    $30,646,657
   Class IB                                     38,823,167          160,061,311     19,014,776
   Other class                                          --                   --             --
 Due from Hartford Life and Annuity
  Insurance Company                                 22,960                   --      1,196,951
 Receivable from fund shares sold                       --               66,110             --
 Other assets                                           --                4,318              1
                                             -------------       --------------  -------------
 Total Assets                                   97,911,695          560,345,664     50,858,385
                                             -------------       --------------  -------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                     --               69,013             --
 Payable for fund shares purchased                  22,960                   --      1,196,951
 Other liabilities                                       6                1,467             --
                                             -------------       --------------  -------------
 Total Liabilities                                  22,966               70,480      1,196,951
                                             -------------       --------------  -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                  $97,888,729         $560,275,184    $49,661,434
                                             =============       ==============  =============


                                           HARTFORD        HARTFORD        HARTFORD
                                            MIDCAP       MIDCAP VALUE    MONEY MARKET
                                           HLS FUND        HLS FUND        HLS FUND
                                         SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
--------------------------------------  ----------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 15,603,682      22,405,383     332,585,363
   Class IB                                  1,467,730      13,635,541     225,694,910
   Other class                                      --              --              --
                                        ==============  ==============  ==============
  Cost:
   Class IA                               $237,892,593    $226,655,380    $332,585,363
   Class IB                                 35,314,856     138,846,652     225,694,910
   Other class                                      --              --              --
                                        ==============  ==============  ==============
  Market Value:
   Class IA                               $329,589,261    $186,603,217    $332,585,363
   Class IB                                 30,700,748     113,183,047     225,694,910
   Other class                                      --              --              --
 Due from Hartford Life and Annuity
  Insurance Company                                 --              --              --
 Receivable from fund shares sold              205,766         159,473       3,523,831
 Other assets                                       --              28              --
                                        --------------  --------------  --------------
 Total Assets                              360,495,775     299,945,765     561,804,104
                                        --------------  --------------  --------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                            205,766         159,473       3,523,831
 Payable for fund shares purchased                  --              --              --
 Other liabilities                                  29              --             242
                                        --------------  --------------  --------------
 Total Liabilities                             205,795         159,473       3,524,073
                                        --------------  --------------  --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                             $360,289,980    $299,786,292    $558,280,031
                                        ==============  ==============  ==============

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                       HARTFORD                  HARTFORD                  HARTFORD
                                    SMALLCAP VALUE            SMALL COMPANY            SMALLCAP GROWTH
                                       HLS FUND                  HLS FUND                  HLS FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                714,319                12,603,139                 6,077,050
   Class IB                                454,083                 4,577,577                 4,914,437
   Other class                                  --                        --                        --
                                     =============            ==============            ==============
  Cost:
   Class IA                             $6,126,052              $158,074,878              $100,421,874
   Class IB                              3,586,002                67,021,558                78,239,372
   Other class                                  --                        --                        --
                                     =============            ==============            ==============
  Market Value:
   Class IA                             $6,717,961              $179,332,489               $95,095,689
   Class IB                              4,241,882                63,519,716                76,553,279
   Other class                                  --                        --                        --
 Due from Hartford Life and
  Annuity Insurance Company                     --                        --                 1,022,888
 Receivable from fund shares
  sold                                   1,235,804                    53,950                        --
 Other assets                                   --                        --                        16
                                     -------------            --------------            --------------
 Total Assets                           12,195,647               242,906,155               172,671,872
                                     -------------            --------------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company              1,235,804                    53,950                        --
 Payable for fund shares
  purchased                                     --                        --                 1,022,888
 Other liabilities                              --                        15                        --
                                     -------------            --------------            --------------
 Total Liabilities                       1,235,804                    53,965                 1,022,888
                                     -------------            --------------            --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $10,959,843              $242,852,190              $171,648,984
                                     =============            ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         HARTFORD
                                   HARTFORD          U.S. GOVERNMENT          HARTFORD
                                    STOCK               SECURITIES             VALUE
                                   HLS FUND              HLS FUND             HLS FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                          25,709,088           26,638,701            7,588,409
   Class IB                           6,338,735           20,224,843            5,125,687
   Other class                               --                   --                   --
                               ================       ==============       ==============
  Cost:
   Class IA                        $923,646,781         $292,253,135          $73,211,964
   Class IB                         300,034,608          225,174,650           47,525,899
   Other class                               --                   --                   --
                               ================       ==============       ==============
  Market Value:
   Class IA                        $928,168,573         $280,582,937          $72,126,659
   Class IB                         228,598,132          211,902,453           48,669,343
   Other class                               --                   --                   --
 Due from Hartford Life and
  Annuity Insurance Company                  --                   --                   --
 Receivable from fund shares
  sold                                  756,631              316,319               44,537
 Other assets                                56                   50                   33
                               ----------------       --------------       --------------
 Total Assets                     1,157,523,392          492,801,759          120,840,572
                               ----------------       --------------       --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company             756,631              316,319               44,537
 Payable for fund shares
  purchased                                  --                   --                   --
 Other liabilities                           --                   --                   --
                               ----------------       --------------       --------------
 Total Liabilities                      756,631              316,319               44,537
                               ----------------       --------------       --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $1,156,766,761         $492,485,440         $120,796,035
                               ================       ==============       ==============

                                  HARTFORD        HARTFORD
                                   VALUE           EQUITY            BLACKROCK
                               OPPORTUNITIES       INCOME              GLOBAL
                                  HLS FUND        HLS FUND        GROWTH V.I. FUND
                                SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                         5,590,844      14,990,486                 --
   Class IB                         3,203,086       2,809,512                 --
   Other class                             --              --            135,023
                               ==============  ==============       ============
  Cost:
   Class IA                       $86,246,110    $170,579,897                 --
   Class IB                        45,592,090      31,117,038                 --
   Other class                             --              --         $1,641,135
                               ==============  ==============       ============
  Market Value:
   Class IA                       $71,298,175    $157,071,305                 --
   Class IB                        40,692,058      29,458,334                 --
   Other class                             --              --         $1,733,698
 Due from Hartford Life and
  Annuity Insurance Company                --              --                 --
 Receivable from fund shares
  sold                                248,454         208,013                 75
 Other assets                               8              11                 --
                               --------------  --------------       ------------
 Total Assets                     112,238,695     186,737,663          1,733,773
                               --------------  --------------       ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company           248,454         208,013                 75
 Payable for fund shares
  purchased                                --              --                 --
 Other liabilities                         --              --                 --
                               --------------  --------------       ------------
 Total Liabilities                    248,454         208,013                 75
                               --------------  --------------       ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $111,990,241    $186,529,650         $1,733,698
                               ==============  ==============       ============

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                      BLACKROCK            JENNISON 20/20
                                      LARGE CAP                FOCUS                JENNISON
                                   GROWTH V.I. FUND          PORTFOLIO             PORTFOLIO
                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                    --                    --
   Class IB                                    --                    --                    --
   Other class                            209,701                14,048                 9,837
                                     ============            ==========            ==========
  Cost:
   Class IA                                    --                    --                    --
   Class IB                                    --                    --                    --
   Other class                         $1,811,256              $158,443              $184,641
                                     ============            ==========            ==========
  Market Value:
   Class IA                                    --                    --                    --
   Class IB                                    --                    --                    --
   Other class                         $1,981,679              $200,322              $202,251
 Due from Hartford Life and
  Annuity Insurance Company                    --                    --                    --
 Receivable from fund shares
  sold                                         94                    10                    10
 Other assets                                  --                    --                    --
                                     ------------            ----------            ----------
 Total Assets                           1,981,773               200,332               202,261
                                     ------------            ----------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    94                    10                    10
 Payable for fund shares
  purchased                                    --                    --                    --
 Other liabilities                             --                    --                    --
                                     ------------            ----------            ----------
 Total Liabilities                             94                    10                    10
                                     ------------            ----------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $1,981,679              $200,322              $202,251
                                     ============            ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          PRUDENTIAL             WELLS FARGO
                                    PRUDENTIAL              SERIES              ADVANTAGE VT
                                      VALUE             INTERNATIONAL               ASSET
                                    PORTFOLIO               GROWTH             ALLOCATION FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                    --                       --
   Class IB                                 --                    --                       --
   Other class                          12,148                25,477                1,202,871
                                    ==========            ==========            =============
  Cost:
   Class IA                                 --                    --                       --
   Class IB                                 --                    --                       --
   Other class                        $206,643              $129,475              $13,803,001
                                    ==========            ==========            =============
  Market Value:
   Class IA                                 --                    --                       --
   Class IB                                 --                    --                       --
   Other class                        $184,164              $115,667              $12,666,235
 Due from Hartford Life and
  Annuity Insurance Company                 --                    --                       --
 Receivable from fund shares
  sold                                       8                     6                      726
 Other assets                               --                    --                       --
                                    ----------            ----------            -------------
 Total Assets                          184,172               115,673               12,666,961
                                    ----------            ----------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  8                     6                      726
 Payable for fund shares
  purchased                                 --                    --                       --
 Other liabilities                          --                    --                        1
                                    ----------            ----------            -------------
 Total Liabilities                           8                     6                      727
                                    ----------            ----------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $184,164              $115,667              $12,666,234
                                    ==========            ==========            =============

                                     WELLS FARGO             WELLS FARGO             WELLS FARGO
                                    ADVANTAGE VT             ADVANTAGE VT            ADVANTAGE VT
                                    TOTAL RETURN                EQUITY              C&B LARGE CAP
                                      BOND FUND              INCOME FUND              VALUE FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                      --                      --
   Class IB                                    --                      --                      --
   Other class                          1,076,624                 564,325                 210,079
                                    =============            ============            ============
  Cost:
   Class IA                                    --                      --                      --
   Class IB                                    --                      --                      --
   Other class                        $11,191,426              $8,002,019              $1,628,313
                                    =============            ============            ============
  Market Value:
   Class IA                                    --                      --                      --
   Class IB                                    --                      --                      --
   Other class                        $11,132,293              $6,382,520              $1,871,806
 Due from Hartford Life and
  Annuity Insurance Company                    --                      --                      --
 Receivable from fund shares
  sold                                      1,313                     428                      87
 Other assets                                   6                      --                      --
                                    -------------            ------------            ------------
 Total Assets                          11,133,612               6,382,948               1,871,893
                                    -------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 1,313                     428                      87
 Payable for fund shares
  purchased                                    --                      --                      --
 Other liabilities                             --                      --                      --
                                    -------------            ------------            ------------
 Total Liabilities                          1,313                     428                      87
                                    -------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $11,132,299              $6,382,520              $1,871,806
                                    =============            ============            ============

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                    WELLS FARGO            WELLS FARGO
                                    ADVANTAGE VT           ADVANTAGE VT
                                   LARGE COMPANY          INTERNATIONAL
                                     CORE FUND              CORE FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                  --                      --
   Class IB                                  --                      --
   Other class                           41,368                 979,010
                                     ==========            ============
  Cost:
   Class IA                                  --                      --
   Class IB                                  --                      --
   Other class                         $497,955              $7,288,272
                                     ==========            ============
  Market Value:
   Class IA                                  --                      --
   Class IB                                  --                      --
   Other class                         $530,759              $4,924,423
 Due from Hartford Life and
  Annuity Insurance Company                  --                      --
 Receivable from fund shares
  sold                                       82                     520
 Other assets                                --                      --
                                     ----------            ------------
 Total Assets                           530,841               4,924,943
                                     ----------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  82                     520
 Payable for fund shares
  purchased                                  --                      --
 Other liabilities                           --                       2
                                     ----------            ------------
 Total Liabilities                           82                     522
                                     ----------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $530,759              $4,924,421
                                     ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    WELLS FARGO             WELLS FARGO             WELLS FARGO
                                    ADVANTAGE VT            ADVANTAGE VT            ADVANTAGE VT
                                   LARGE COMPANY               MONEY                 SMALL CAP
                                    GROWTH FUND             MARKET FUND             GROWTH FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                      --                      --
   Class IB                                   --                      --                      --
   Other class                           989,294               5,427,716                 370,408
                                    ============            ============            ============
  Cost:
   Class IA                                   --                      --                      --
   Class IB                                   --                      --                      --
   Other class                        $8,015,808              $5,427,716              $2,574,087
                                    ============            ============            ============
  Market Value:
   Class IA                                   --                      --                      --
   Class IB                                   --                      --                      --
   Other class                        $8,873,971              $5,427,716              $2,352,092
 Due from Hartford Life and
  Annuity Insurance Company                   --                      --                      --
 Receivable from fund shares
  sold                                       844                     298                     239
 Other assets                                 --                       2                      --
                                    ------------            ------------            ------------
 Total Assets                          8,874,815               5,428,016               2,352,331
                                    ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  844                     298                     239
 Payable for fund shares
  purchased                                   --                      --                      --
 Other liabilities                             2                      --                      --
                                    ------------            ------------            ------------
 Total Liabilities                           846                     298                     239
                                    ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $8,873,969              $5,427,718              $2,352,092
                                    ============            ============            ============

                                                         WELLS FARGO
                                   WELLS FARGO           ADVANTAGE VT          WELLS FARGO
                                   ADVANTAGE VT         SMALL/MID CAP          ADVANTAGE VT
                                  DISCOVERY FUND          VALUE FUND         OPPORTUNITY FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                    --                    --
   Class IB                                 --                    --                    --
   Other class                          32,209                86,868                27,580
                                    ==========            ==========            ==========
  Cost:
   Class IA                                 --                    --                    --
   Class IB                                 --                    --                    --
   Other class                        $526,973              $898,719              $455,433
                                    ==========            ==========            ==========
  Market Value:
   Class IA                                 --                    --                    --
   Class IB                                 --                    --                    --
   Other class                        $505,686              $680,176              $413,980
 Due from Hartford Life and
  Annuity Insurance Company                 --                    --                    --
 Receivable from fund shares
  sold                                      23                    30                    19
 Other assets                               --                    --                    --
                                    ----------            ----------            ----------
 Total Assets                          505,709               680,206               413,999
                                    ----------            ----------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 23                    30                    19
 Payable for fund shares
  purchased                                 --                    --                    --
 Other liabilities                          --                    --                    --
                                    ----------            ----------            ----------
 Total Liabilities                          23                    30                    19
                                    ----------            ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $505,686              $680,176              $413,980
                                    ==========            ==========            ==========

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                              UNITS
                                            OWNED BY          MINIMUM UNIT                 MAXIMUM UNIT           CONTRACT
                                          PARTICIPANTS        FAIR VALUE #                 FAIR VALUE #          LIABILITY
------------------------------------------------------------------------------------------------------------------------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD
 (BY SUB-ACCOUNT):
Evergreen VA Diversified Capital Builder
 Fund -- Class I                              1,433,928          $0.753477        to         $13.782881             $1,173,366
Evergreen VA Growth Fund -- Class I           1,045,037           0.848829        to           1.266587                927,863
Evergreen VA International Equity Fund
 -- Class I                                   4,821,736           0.862233        to          12.215925              4,465,962
Evergreen VA Omega Fund -- Class I            1,810,913           0.692698        to          14.954691              1,343,917
Evergreen VA Special Values Fund --
 Class I                                      2,431,419           1.219626        to           1.698657              3,362,315
Evergreen VA Fundamental Large Cap Fund
 -- Class I                                   1,358,385           1.164512        to           1.302872              1,686,111
Hartford Advisers HLS Fund -- Class IA      514,157,840           1.025424        to          13.197035          1,666,199,487
Hartford Advisers HLS Fund -- Class IB      402,909,998           0.926830        to          13.168189            398,887,868
Hartford Total Return Bond HLS Fund --
 Class IA                                   320,433,640           1.443868        to          14.123030            801,833,491
Hartford Total Return Bond HLS Fund --
 Class IB                                   312,778,442           1.257442        to          11.510003            464,607,856
Hartford Capital Appreciation HLS Fund
 -- Class IA                                399,940,633           1.466084        to          14.873495          2,583,084,717
Hartford Capital Appreciation HLS Fund
 -- Class IB                                580,666,120           1.222254        to          14.840678            792,234,646
Hartford Dividend and Growth HLS Fund --
 Class IA                                   642,094,999           1.273332        to          12.607366          1,585,608,293
Hartford Dividend and Growth HLS Fund --
 Class IB                                   387,685,415           1.096570        to          12.579712            525,672,852
Hartford Fundamental Growth HLS Fund --
 Class IA                                    24,158,102           0.991657        to           1.124869             25,840,533
Hartford Fundamental Growth HLS Fund --
 Class IB                                    18,170,833           0.975378        to          14.148729             18,510,545
Hartford Global Advisers HLS Fund --
 Class IA                                    63,977,927           1.148479        to          12.402805            109,890,598
Hartford Global Advisers HLS Fund --
 Class IB                                    29,660,191           0.920295        to          12.416356             30,063,516
Hartford Global Equity HLS Fund -- Class
 IA                                           3,087,535           8.492366        to           8.729885             26,675,012
Hartford Global Equity HLS Fund -- Class
 IB                                           2,490,762           8.454391        to          14.508661             21,315,377
Hartford Global Health HLS Fund -- Class
 IA                                          26,943,826           1.852688        to           2.101478             53,798,080
Hartford Global Health HLS Fund -- Class
 IB                                          18,202,830           1.803463        to          13.146749             34,602,999
Hartford Global Growth HLS Fund -- Class
 IA                                         117,090,276           1.083995        to          13.930217            178,890,148
Hartford Global Growth HLS Fund -- Class
 IB                                         114,043,387           0.675963        to          13.945705             90,459,364
Hartford Disciplined Equity HLS Fund --
 Class IA                                   186,836,461           0.952847        to          12.766684            205,817,154
Hartford Disciplined Equity HLS Fund --
 Class IB                                   159,789,221           0.766028        to          12.780500            137,332,329
Hartford Growth HLS Fund -- Class IA         82,359,044           1.086081        to          13.655670             95,806,030
Hartford Growth HLS Fund -- Class IB         57,457,543           1.066351        to          13.602259             63,632,092
Hartford Growth Opportunities HLS Fund
 -- Class IA                                 87,588,698           1.301507        to          13.853244            123,206,446
Hartford Growth Opportunities HLS Fund
 -- Class IB                                 62,870,289           1.282066        to          13.311873             83,829,416
Hartford High Yield HLS Fund -- Class
 IA                                         116,367,031           1.439125        to          15.280642            182,783,605
Hartford High Yield HLS Fund -- Class
 IB                                          95,385,417           1.343266        to          15.247226            136,282,059
Hartford Index HLS Fund -- Class IA          65,718,304           0.876707        to          12.531679            206,551,437
Hartford Index HLS Fund -- Class IB          72,124,876           0.732054        to          12.522734             59,600,502
Hartford International Growth HLS Fund
 -- Class IA                                112,326,001           1.003053        to          13.283787            121,517,380
Hartford International Growth HLS Fund
 -- Class IB                                 77,945,203           0.986501        to          13.275995             80,102,023
Hartford International Small Company HLS
 Fund -- Class IA                            31,096,957           1.753461        to           7.696559             58,882,817
Hartford International Small Company HLS
 Fund -- Class IB                            21,621,702           1.724499        to          14.783352             38,789,303
Hartford International Opportunities HLS
 Fund -- Class IA                           198,661,276           1.246451        to          13.959656            398,877,131
Hartford International Opportunities HLS
 Fund -- Class IB                           146,181,935           0.940530        to          13.929546            160,053,951
Hartford MidCap Growth HLS Fund -- Class
 IA                                           3,654,770           8.238346        to          14.859149             30,628,718
Hartford MidCap Growth HLS Fund -- Class
 IB                                           2,221,822           8.476532        to          14.852050             19,014,776
Hartford MidCap HLS Fund -- Class IA         86,646,596           2.418038        to           3.842552            328,147,199
Hartford MidCap HLS Fund -- Class IB         20,886,355           1.382913        to          13.431917             30,696,331
Hartford MidCap Value HLS Fund -- Class
 IA                                         126,287,487           1.360707        to          15.521445            186,076,655
Hartford MidCap Value HLS Fund -- Class
 IB                                          80,899,169           1.338380        to          15.462126            113,139,822
Hartford Money Market HLS Fund -- Class
 IA                                         190,066,425           1.021866        to           9.767661            331,612,757

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              UNITS
                                            OWNED BY          MINIMUM UNIT                 MAXIMUM UNIT           CONTRACT
                                          PARTICIPANTS        FAIR VALUE #                 FAIR VALUE #          LIABILITY
------------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund -- Class
 IB                                         203,558,729          $0.981813        to          $9.768996           $225,688,944
Hartford SmallCap Value HLS Fund --
 Class IA                                       694,000           9.519147        to          13.296602              6,717,962
Hartford SmallCap Value HLS Fund --
 Class IB                                       444,077           9.463189        to           9.621110              4,241,881
Hartford Small Company HLS Fund -- Class
 IA                                          87,527,947           1.315251        to          13.219010            178,554,257
Hartford Small Company HLS Fund -- Class
 IB                                          77,171,754           0.732117        to          13.194544             63,492,130
Hartford SmallCap Growth HLS Fund --
 Class IA                                    82,816,836           1.053711        to          14.094317             94,718,819
Hartford SmallCap Growth HLS Fund --
 Class IB                                    70,790,816           1.042521        to          14.040737             76,532,293
Hartford Stock HLS Fund -- Class IA         301,069,380           0.857923        to          14.299008            921,907,562
Hartford Stock HLS Fund -- Class IB         283,344,163           0.733735        to          14.267897            228,545,400
Hartford U.S. Government Securities HLS
 Fund -- Class IA                           243,867,690           1.069698        to          10.136171            279,713,975
Hartford U.S. Government Securities HLS
 Fund -- Class IB                           193,213,634           1.053802        to          10.097370            211,768,515
Hartford Value HLS Fund -- Class IA          61,948,686           1.079416        to          12.536485             71,959,687
Hartford Value HLS Fund -- Class IB          44,129,949           1.058499        to          12.488279             48,657,418
Hartford Value Opportunities HLS Fund --
 Class IA                                    54,775,645           1.187076        to          15.457576             70,771,782
Hartford Value Opportunities HLS Fund --
 Class IB                                    33,368,514           1.169052        to          15.397527             40,617,633
Hartford Equity Income HLS Fund -- Class
 IA                                         126,566,310           1.160490        to          11.711288            156,511,093
Hartford Equity Income HLS Fund -- Class
 IB                                          24,894,283           1.142728        to          11.647318             29,431,763
BlackRock Global Growth V.I. Fund --
 Class I                                      1,504,953           1.065583        to          13.933760              1,733,698
BlackRock Large Cap Growth V.I. Fund --
 Class I                                      2,357,655           0.746112        to          12.894502              1,981,679
Jennison 20/20 Focus Portfolio -- Class
 II                                             144,292           1.346740        to           1.420255                200,322
Jennison Portfolio -- Class II                  268,471           0.601328        to          14.205047                202,251
Prudential Value Portfolio -- Class II          167,009           1.073058        to           1.115738                184,164
Prudential Series International Growth
 -- Class II                                    130,023           0.858899        to           0.921053                115,667
Wells Fargo Advantage VT Asset
 Allocation Fund                             11,604,444           1.039863        to          11.732553             12,591,971
Wells Fargo Advantage VT Total Return
 Bond Fund                                    8,278,791           1.300371        to           1.409455             11,132,299
Wells Fargo Advantage VT Equity Income
 Fund                                         6,311,291           0.959091        to           1.045797              6,300,896
Wells Fargo Advantage VT C&B Large Cap
 Value Fund                                   1,827,263           0.988628        to           1.068364              1,871,806
Wells Fargo Advantage VT Large Company
 Core Fund                                      597,865           0.854745        to           0.909115                527,980
Wells Fargo Advantage VT International
 Core Fund                                    5,077,275           0.938037        to           1.016688              4,924,421
Wells Fargo Advantage VT Large Company
 Growth Fund                                  9,401,167           0.906048        to           0.982060              8,814,831
Wells Fargo Advantage VT Money Market
 Fund                                         5,322,371           0.992306        to           1.065246              5,427,718
Wells Fargo Advantage VT Small Cap
 Growth Fund                                  1,765,327           1.288697        to           1.396830              2,352,092
Wells Fargo Advantage VT Discovery Fund          43,851          11.384642        to          11.729041                505,686
Wells Fargo Advantage VT Small/Mid Cap
 Value Fund                                      58,809          11.280843        to          11.810054                680,176
Wells Fargo Advantage VT Opportunity
 Fund                                            38,638          10.593999        to          10.989858                413,980
ANNUITY CONTRACTS IN THE ANNUITY PERIOD
 (BY SUB-ACCOUNT):
Evergreen VA Growth Fund -- Class I                 939           1.266587        to           1.266587                  1,189
Hartford Advisers HLS Fund -- Class IA        2,655,305           1.094622        to           4.793433             12,156,106
Hartford Advisers HLS Fund -- Class IB          689,170           0.985849        to           1.160193                694,037
Hartford Total Return Bond HLS Fund --
 Class IA                                       953,203           1.545756        to           3.479920              3,147,210
Hartford Total Return Bond HLS Fund --
 Class IB                                       198,474           1.509995        to           1.551775                303,247
Hartford Capital Appreciation HLS Fund
 -- Class IA                                    888,080           1.980573        to          11.875687              9,843,597
Hartford Capital Appreciation HLS Fund
 -- Class IB                                    533,599           1.295970        to           2.076854                773,753
Hartford Dividend and Growth HLS Fund --
 Class IA                                     1,818,923           1.439054        to           3.433866              5,903,887
Hartford Dividend and Growth HLS Fund --
 Class IB                                       242,598           1.369764        to           1.398395                336,419
Hartford Fundamental Growth HLS Fund --
 Class IA                                        75,717           1.081778        to           1.081778                 81,909
Hartford Global Advisers HLS Fund --
 Class IA                                       448,915           1.234425        to           1.888244                846,531
Hartford Global Advisers HLS Fund --
 Class IB                                        77,922           0.984600        to           0.987899                 76,841

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                              UNITS
                                            OWNED BY          MINIMUM UNIT                 MAXIMUM UNIT           CONTRACT
                                          PARTICIPANTS        FAIR VALUE #                 FAIR VALUE #          LIABILITY
------------------------------------------------------------------------------------------------------------------------------
Hartford Global Equity HLS Fund -- Class
 IA                                               7,208          $8.657927        to          $8.657927                $62,409
Hartford Global Equity HLS Fund -- Class
 IB                                               2,758           8.587575        to           8.595482                 23,705
Hartford Global Health HLS Fund -- Class
 IA                                              43,048           2.012001        to           2.012001                 86,612
Hartford Global Health HLS Fund -- Class
 IB                                              20,622           1.929095        to           1.935547                 39,854
Hartford Global Growth HLS Fund -- Class
 IA                                             463,564           1.100199        to           1.640597                747,301
Hartford Global Growth HLS Fund -- Class
 IB                                              37,914           0.723219        to           0.725661                 27,430
Hartford Disciplined Equity HLS Fund --
 Class IA                                       574,103           0.967085        to           1.172760                658,102
Hartford Disciplined Equity HLS Fund --
 Class IB                                        41,827           0.819588        to           0.822307                 34,296
Hartford Growth HLS Fund -- Class IA            259,943           1.151877        to           1.183242                305,222
Hartford Growth HLS Fund -- Class IB              4,637           1.138206        to           1.138206                  5,278
Hartford Growth Opportunities HLS Fund
 -- Class IA                                    248,763           1.411347        to           1.422193                351,220
Hartford Growth Opportunities HLS Fund
 -- Class IB                                     15,527           1.363862        to           1.368426                 21,210
Hartford High Yield HLS Fund -- Class
 IA                                             422,049           1.528381        to           1.584568                668,152
Hartford High Yield HLS Fund -- Class
 IB                                              27,368           1.437098        to           1.441918                 39,382
Hartford Index HLS Fund -- Class IA             275,409           4.337680        to           4.337680              1,194,638
Hartford Index HLS Fund -- Class IB              58,636           0.783241        to           0.785867                 45,969
Hartford International Growth HLS Fund
 -- Class IA                                    282,141           1.094231        to           1.103755                308,917
Hartford International Growth HLS Fund
 -- Class IB                                     33,790           1.053119        to           1.056631                 35,694
Hartford International Small Company HLS
 Fund -- Class IA                                95,510           1.912767        to           1.929432                182,743
Hartford International Small Company HLS
 Fund -- Class IB                                18,396           1.840889        to           1.840889                 33,866
Hartford International Opportunities HLS
 Fund -- Class IA                               581,394           1.304960        to           2.435479              1,336,754
Hartford International Opportunities HLS
 Fund -- Class IB                                 5,267           1.394957        to           1.394957                  7,348
Hartford MidCap Growth HLS Fund -- Class
 IA                                               2,136           8.399017        to           8.399017                 17,940
Hartford MidCap HLS Fund -- Class IA            375,827           2.527544        to           3.842552              1,442,034
Hartford MidCap HLS Fund -- Class IB              2,984           1.479591        to           1.479591                  4,416
Hartford MidCap Value HLS Fund -- Class
 IA                                             354,664           1.452565        to           1.497320                526,576
Hartford MidCap Value HLS Fund -- Class
 IB                                              30,263           1.428751        to           1.428751                 43,239
Hartford Money Market HLS Fund -- Class
 IA                                             479,194           1.184339        to           2.060401                972,492
Hartford Money Market HLS Fund -- Class
 IB                                               5,269           1.105083        to           1.187491                  5,838
Hartford Small Company HLS Fund -- Class
 IA                                             359,068           1.379913        to           2.175326                778,208
Hartford Small Company HLS Fund -- Class
 IB                                              35,548           0.776298        to           0.776298                 27,595
Hartford SmallCap Growth HLS Fund --
 Class IA                                       329,503           1.142655        to           1.151473                376,873
Hartford SmallCap Growth HLS Fund --
 Class IB                                        18,912           1.109045        to           1.112753                 20,999
Hartford Stock HLS Fund -- Class IA           1,189,170           0.885556        to           5.523739              6,261,026
Hartford Stock HLS Fund -- Class IB              63,549           0.778006        to           0.994820                 52,773
Hartford U.S. Government Securities HLS
 Fund -- Class IA                               748,780           1.159955        to           1.168890                868,978
Hartford U.S. Government Securities HLS
 Fund -- Class IB                               119,420           1.121005        to           1.124752                133,972
Hartford Value HLS Fund -- Class IA             142,248           1.173994        to           1.173994                166,999
Hartford Value HLS Fund -- Class IB              10,559           1.129935        to           1.129935                 11,931
Hartford Value Opportunities HLS Fund --
 Class IA                                       408,776           1.262801        to           1.297173                526,407
Hartford Value Opportunities HLS Fund --
 Class IB                                        59,818           1.243621        to           1.247782                 74,419
Hartford Equity Income HLS Fund -- Class
 IA                                             452,490           1.237883        to           1.245532                560,224
Hartford Equity Income HLS Fund -- Class
 IB                                              22,070           1.203908        to           1.203908                 26,570
Wells Fargo Advantage VT Asset
 Allocation Fund                                 66,068           1.108085        to           1.126310                 74,263
Wells Fargo Advantage VT Equity Income
 Fund                                            78,874           1.022009        to           1.038832                 81,624
Wells Fargo Advantage VT Large Company
 Core Fund                                        3,057           0.909115        to           0.909115                  2,779
Wells Fargo Advantage VT Large Company
 Growth Fund                                     60,621           0.975548        to           0.975548                 59,138

#  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                               EVERGREEN VA                                 EVERGREEN VA
                                           DIVERSIFIED CAPITAL        EVERGREEN VA          INTERNATIONAL
                                               BUILDER FUND           GROWTH FUND            EQUITY FUND
                                               SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $33,409                   $112               $153,156
                                                ----------             ----------            -----------
EXPENSES:
 Mortality and Expense Risk Charges                (19,330)               (16,249)               (77,384)
                                                ----------             ----------            -----------
  Net investment income (loss)                      14,079                (16,137)                75,772
                                                ----------             ----------            -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     (58,517)               (65,458)              (115,317)
 Net realized gain on distributions                     --                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         373,333                381,523                580,233
                                                ----------             ----------            -----------
  Net gain (loss) on investments                   314,816                316,065                464,916
                                                ----------             ----------            -----------
  Net increase (decrease) in net assets
   resulting from operations                      $328,895               $299,928               $540,688
                                                ==========             ==========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                   EVERGREEN VA           EVERGREEN VA
                                            EVERGREEN VA             SPECIAL              FUNDAMENTAL
                                             OMEGA FUND            VALUES FUND           LARGE CAP FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $17,432                 $18,807               $18,976
                                             ----------            ------------            ----------
EXPENSES:
 Mortality and Expense Risk Charges             (20,536)                (56,877)              (26,567)
                                             ----------            ------------            ----------
  Net investment income (loss)                   (3,104)                (38,070)               (7,591)
                                             ----------            ------------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   18,296                (241,973)               (1,498)
 Net realized gain on distributions                  --                      --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      394,390               1,055,677               473,071
                                             ----------            ------------            ----------
  Net gain (loss) on investments                412,686                 813,704               471,573
                                             ----------            ------------            ----------
  Net increase (decrease) in net
   assets resulting from operations            $409,582                $775,634              $463,982
                                             ==========            ============            ==========

                                                                 HARTFORD              HARTFORD
                                           HARTFORD               TOTAL                CAPITAL
                                           ADVISERS            RETURN BOND           APPRECIATION
                                           HLS FUND              HLS FUND              HLS FUND
                                          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $41,131,773          $45,560,329            $24,913,280
                                        ---------------       --------------       ----------------
EXPENSES:
 Mortality and Expense Risk Charges         (26,599,794)         (17,992,495)           (41,406,415)
                                        ---------------       --------------       ----------------
  Net investment income (loss)               14,531,979           27,567,834            (16,493,135)
                                        ---------------       --------------       ----------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                             (133,164,777)          (1,173,168)          (254,866,579)
 Net realized gain on distributions                  --                   --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  600,487,836          121,041,284          1,335,853,567
                                        ---------------       --------------       ----------------
  Net gain (loss) on investments            467,323,059          119,868,116          1,080,986,988
                                        ---------------       --------------       ----------------
  Net increase (decrease) in net
   assets resulting from operations        $481,855,038         $147,435,950         $1,064,493,853
                                        ===============       ==============       ================

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                   HARTFORD            HARTFORD            HARTFORD
                                   DIVIDEND           FUNDAMENTAL           GLOBAL
                                  AND GROWTH            GROWTH             ADVISERS
                                   HLS FUND            HLS FUND            HLS FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $41,547,907            $185,937                $ --
                                --------------       -------------       -------------
EXPENSES:
 Mortality and Expense Risk
  Charges                          (27,572,904)           (541,579)         (1,847,465)
                                --------------       -------------       -------------
  Net investment income (loss)      13,975,003            (355,642)         (1,847,465)
                                --------------       -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            (95,212,845)         (2,057,883)         (5,122,962)
 Net realized gain on
  distributions                             --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      476,049,975          14,575,920          31,556,453
                                --------------       -------------       -------------
  Net gain (loss) on
   investments                     380,837,130          12,518,037          26,433,491
                                --------------       -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $394,812,133         $12,162,395         $24,586,026
                                ==============       =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HARTFORD            HARTFORD             HARTFORD
                               GLOBAL EQUITY       GLOBAL HEALTH       GLOBAL GROWTH
                                 HLS FUND            HLS FUND             HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $373,335            $376,727           $1,543,785
                               -------------       -------------       --------------
EXPENSES:
 Mortality and Expense Risk
  Charges                           (592,799)         (1,227,978)          (3,628,418)
                               -------------       -------------       --------------
  Net investment income
   (loss)                           (219,464)           (851,251)          (2,084,633)
                               -------------       -------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions           (2,828,850)         (4,598,819)         (26,042,822)
 Net realized gain on
  distributions                           --             114,044                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     16,063,235          20,605,918           98,692,860
                               -------------       -------------       --------------
  Net gain (loss) on
   investments                    13,234,385          16,121,143           72,650,038
                               -------------       -------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $13,014,921         $15,269,892          $70,565,405
                               =============       =============       ==============

                                  HARTFORD                                       HARTFORD
                                DISCIPLINED            HARTFORD                   GROWTH
                                   EQUITY               GROWTH                OPPORTUNITIES
                                  HLS FUND             HLS FUND                  HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT (A)
-----------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $4,503,469             $484,299                  $778,764
                               --------------       --------------            --------------
EXPENSES:
 Mortality and Expense Risk
  Charges                          (4,931,610)          (2,307,740)               (2,920,924)
                               --------------       --------------            --------------
  Net investment income
   (loss)                            (428,141)          (1,823,441)               (2,142,160)
                               --------------       --------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions           (19,641,555)         (13,358,701)              (25,768,650)
 Net realized gain on
  distributions                            --                   --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      87,411,342           56,190,082                73,125,875
                               --------------       --------------            --------------
  Net gain (loss) on
   investments                     67,769,787           42,831,381                47,357,225
                               --------------       --------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $67,341,646          $41,007,940               $45,215,065
                               ==============       ==============            ==============

(a) Effective October 2, 2009, Hartford LargeCap Growth HLS Fund merged with Hartford Growth Opportunities HLS Fund.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                                      HARTFORD
                                             HARTFORD            HARTFORD          INTERNATIONAL
                                            HIGH YIELD             INDEX               GROWTH
                                             HLS FUND            HLS FUND             HLS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $25,137,267          $4,703,649           $3,031,783
                                          --------------       -------------       --------------
EXPENSES:
 Mortality and Expense Risk Charges           (4,109,815)         (3,378,661)          (2,873,163)
                                          --------------       -------------       --------------
  Net investment income (loss)                21,027,452           1,324,988              158,620
                                          --------------       -------------       --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 4,628,119          (8,690,314)         (42,263,261)
 Net realized gain on distributions                   --             115,627                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    77,767,754          59,835,064           84,259,576
                                          --------------       -------------       --------------
  Net gain (loss) on investments              82,395,873          51,260,377           41,996,315
                                          --------------       -------------       --------------
  Net increase (decrease) in net assets
   resulting from operations                $103,423,325         $52,585,365          $42,154,935
                                          ==============       =============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                               HARTFORD             HARTFORD            HARTFORD
                                             INTERNATIONAL       INTERNATIONAL           MIDCAP
                                             SMALL COMPANY       OPPORTUNITIES           GROWTH
                                               HLS FUND             HLS FUND            HLS FUND
                                              SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $1,371,995           $9,394,225            $102,087
                                             -------------       --------------       -------------
EXPENSES:
 Mortality and Expense Risk Charges             (1,242,317)          (7,225,545)           (491,167)
                                             -------------       --------------       -------------
  Net investment income (loss)                     129,678            2,168,680            (389,080)
                                             -------------       --------------       -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (9,127,715)         (29,068,724)            184,986
 Net realized gain on distributions                     --                   --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      33,691,753          162,658,909          12,132,619
                                             -------------       --------------       -------------
  Net gain (loss) on investments                24,564,038          133,590,185          12,317,605
                                             -------------       --------------       -------------
  Net increase (decrease) in net
   assets resulting from operations            $24,693,716         $135,758,865         $11,928,525
                                             =============       ==============       =============


                                          HARTFORD             HARTFORD             HARTFORD
                                           MIDCAP            MIDCAP VALUE         MONEY MARKET
                                          HLS FUND             HLS FUND             HLS FUND
                                         SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $1,693,439           $1,805,982             $439,182
                                        -------------       --------------       --------------
EXPENSES:
 Mortality and Expense Risk Charges        (4,310,341)          (3,922,866)         (11,557,003)
                                        -------------       --------------       --------------
  Net investment income (loss)             (2,616,902)          (2,116,884)         (11,117,821)
                                        -------------       --------------       --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                             (9,652,693)         (35,489,951)                  --
 Net realized gain on distributions                --                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 97,962,127          130,354,046                   --
                                        -------------       --------------       --------------
  Net gain (loss) on investments           88,309,434           94,864,095                   --
                                        -------------       --------------       --------------
  Net increase (decrease) in net
   assets resulting from operations       $85,692,532          $92,747,211         $(11,117,821)
                                        =============       ==============       ==============

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                 HARTFORD                HARTFORD
                                              SMALLCAP VALUE           SMALL COMPANY
                                                 HLS FUND                HLS FUND
                                               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $87,801                  $20,519
                                               ------------            -------------
EXPENSES:
 Mortality and Expense Risk Charges                (131,106)              (3,110,593)
                                               ------------            -------------
  Net investment income (loss)                      (43,305)              (3,090,074)
                                               ------------            -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      (89,836)              (6,508,340)
 Net realized gain on distributions                      --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        2,338,374               63,114,952
                                               ------------            -------------
  Net gain (loss) on investments                  2,248,538               56,606,612
                                               ------------            -------------
  Net increase (decrease) in net assets
   resulting from operations                     $2,205,233              $53,516,538
                                               ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                              HARTFORD
                                                HARTFORD             HARTFORD              U.S. GOVERNMENT
                                            SMALLCAP GROWTH           STOCK                  SECURITIES
                                                HLS FUND             HLS FUND                 HLS FUND
                                              SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $76,162          $15,226,661                 $149,477
                                             --------------       --------------            -------------
EXPENSES:
 Mortality and Expense Risk Charges              (2,462,991)         (14,315,110)              (8,262,842)
                                             --------------       --------------            -------------
  Net investment income (loss)                   (2,386,829)             911,551               (8,113,365)
                                             --------------       --------------            -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (11,401,161)         (79,611,409)              (4,161,108)
 Net realized gain on distributions                      --                   --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       58,290,888          424,135,424               20,636,433
                                             --------------       --------------            -------------
  Net gain (loss) on investments                 46,889,727          344,524,015               16,475,325
                                             --------------       --------------            -------------
  Net increase (decrease) in net
   assets resulting from operations             $44,502,898         $345,435,566               $8,361,960
                                             ==============       ==============            =============

                                                               HARTFORD            HARTFORD
                                          HARTFORD              VALUE               EQUITY
                                            VALUE           OPPORTUNITIES           INCOME
                                          HLS FUND             HLS FUND            HLS FUND
                                         SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $1,916,128             $968,456          $4,768,894
                                        -------------       --------------       -------------
EXPENSES:
 Mortality and Expense Risk Charges        (1,713,856)          (1,411,939)         (2,262,819)
                                        -------------       --------------       -------------
  Net investment income (loss)                202,272             (443,483)          2,506,075
                                        -------------       --------------       -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                             (3,694,930)         (10,447,596)         (6,812,060)
 Net realized gain on distributions                --                   --             997,785
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 25,315,704           45,311,744          28,081,878
                                        -------------       --------------       -------------
  Net gain (loss) on investments           21,620,774           34,864,148          22,267,603
                                        -------------       --------------       -------------
  Net increase (decrease) in net
   assets resulting from operations       $21,823,046          $34,420,665         $24,773,678
                                        =============       ==============       =============

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     BLACKROCK             BLACKROCK          JENNISON 20/20
                                       GLOBAL              LARGE CAP               FOCUS
                                  GROWTH V.I. FUND      GROWTH V.I. FUND         PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $39,970                  $139                   $5
                                     ----------            ----------            ---------
EXPENSES:
 Mortality and Expense Risk
  Charges                               (21,440)              (28,983)              (2,476)
                                     ----------            ----------            ---------
  Net investment income (loss)           18,530               (28,844)              (2,471)
                                     ----------            ----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (3,117)              (19,535)                 (29)
 Net realized gain on
  distributions                              --                    --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           384,654               432,903               62,450
                                     ----------            ----------            ---------
  Net gain (loss) on
   investments                          381,537               413,368               62,421
                                     ----------            ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $400,067              $384,524              $59,950
                                     ==========            ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                             PRUDENTIAL
                                                        PRUDENTIAL             SERIES
                                    JENNISON               VALUE            INTERNATIONAL
                                    PORTFOLIO            PORTFOLIO             GROWTH
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $463               $2,565               $1,164
                                    ---------            ---------            ---------
EXPENSES:
 Mortality and Expense Risk
  Charges                              (2,886)              (2,457)              (1,811)
                                    ---------            ---------            ---------
  Net investment income
   (loss)                              (2,423)                 108                 (647)
                                    ---------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   198                 (552)              (4,468)
 Net realized gain on
  distributions                            --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          60,587               53,053               34,546
                                    ---------            ---------            ---------
  Net gain (loss) on
   investments                         60,785               52,501               30,078
                                    ---------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $58,362              $52,609              $29,431
                                    =========            =========            =========

                                    WELLS FARGO             WELLS FARGO             WELLS FARGO
                                    ADVANTAGE VT            ADVANTAGE VT            ADVANTAGE VT
                                       ASSET                TOTAL RETURN               EQUITY
                                  ALLOCATION FUND            BOND FUND              INCOME FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $242,154                $548,970                $119,545
                                    ------------            ------------            ------------
EXPENSES:
 Mortality and Expense Risk
  Charges                               (205,901)               (213,005)               (102,400)
                                    ------------            ------------            ------------
  Net investment income
   (loss)                                 36,253                 335,965                  17,145
                                    ------------            ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (664,104)                (72,649)               (211,939)
 Net realized gain on
  distributions                               --                  49,589                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          2,061,251                 860,564               1,029,083
                                    ------------            ------------            ------------
  Net gain (loss) on
   investments                         1,397,147                 837,504                 817,144
                                    ------------            ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,433,400              $1,173,469                $834,289
                                    ============            ============            ============

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                    WELLS FARGO           WELLS FARGO            WELLS FARGO
                                    ADVANTAGE VT          ADVANTAGE VT          ADVANTAGE VT
                                   C&B LARGE CAP         LARGE COMPANY          INTERNATIONAL
                                     VALUE FUND            CORE FUND              CORE FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $28,702                $9,066               $144,002
                                     ----------            ----------            -----------
EXPENSES:
 Mortality and Expense Risk
  Charges                               (29,821)               (8,221)               (81,000)
                                     ----------            ----------            -----------
  Net investment income (loss)           (1,119)                  845                 63,002
                                     ----------            ----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  16,740               (17,231)              (171,226)
 Net realized gain on
  distributions                              --                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           419,883               158,717                604,823
                                     ----------            ----------            -----------
  Net gain (loss) on
   investments                          436,623               141,486                433,597
                                     ----------            ----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $435,504              $142,331               $496,599
                                     ==========            ==========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    WELLS FARGO             WELLS FARGO            WELLS FARGO
                                    ADVANTAGE VT           ADVANTAGE VT            ADVANTAGE VT
                                   LARGE COMPANY               MONEY                SMALL CAP
                                    GROWTH FUND             MARKET FUND            GROWTH FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $35,294                 $7,751                    $ --
                                    ------------            -----------            ------------
EXPENSES:
 Mortality and Expense Risk
  Charges                               (146,364)              (125,246)                (40,358)
                                    ------------            -----------            ------------
  Net investment income
   (loss)                               (111,070)              (117,495)                (40,358)
                                    ------------            -----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (15,730)                    --                  51,426
 Net realized gain on
  distributions                               --                     --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          3,052,029                     --                 949,486
                                    ------------            -----------            ------------
  Net gain (loss) on
   investments                         3,036,299                     --               1,000,912
                                    ------------            -----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $2,925,229              $(117,495)               $960,554
                                    ============            ===========            ============

                                                          WELLS FARGO
                                   WELLS FARGO           ADVANTAGE VT           WELLS FARGO
                                   ADVANTAGE VT          SMALL/MID CAP          ADVANTAGE VT
                                  DISCOVERY FUND          VALUE FUND          OPPORTUNITY FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                 $4,158                  $ --
                                    ----------            -----------            ----------
EXPENSES:
 Mortality and Expense Risk
  Charges                               (7,890)                (6,572)               (9,288)
                                    ----------            -----------            ----------
  Net investment income
   (loss)                               (7,890)                (2,414)               (9,288)
                                    ----------            -----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 13,500               (118,995)               39,105
 Net realized gain on
  distributions                             --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          160,643                295,301               194,079
                                    ----------            -----------            ----------
  Net gain (loss) on
   investments                         174,143                176,306               233,184
                                    ----------            -----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $166,253               $173,892              $223,896
                                    ==========            ===========            ==========

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                    EVERGREEN VA                                 EVERGREEN VA
                                 DIVERSIFIED CAPITAL       EVERGREEN VA          INTERNATIONAL
                                    BUILDER FUND           GROWTH FUND            EQUITY FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $14,079              $(16,137)               $75,772
 Net realized gain (loss) on
  security transactions                  (58,517)              (65,458)              (115,317)
 Net realized gain on
  distributions                               --                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            373,333               381,523                580,233
                                     -----------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             328,895               299,928                540,688
                                     -----------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                   693                 9,544                 14,072
 Net transfers                             3,111              (167,014)              (148,873)
 Surrenders for benefit
  payments and fees                      (88,222)             (158,214)              (624,956)
 Net annuity transactions                     --                   (88)                    --
                                     -----------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (84,418)             (315,772)              (759,757)
                                     -----------            ----------            -----------
 Net increase (decrease) in
  net assets                             244,477               (15,844)              (219,069)
NET ASSETS:
 Beginning of year                       928,889               944,896              4,685,031
                                     -----------            ----------            -----------
 End of year                          $1,173,366              $929,052             $4,465,962
                                     ===========            ==========            ===========

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          EVERGREEN VA           EVERGREEN VA
                                   EVERGREEN VA              SPECIAL              FUNDAMENTAL
                                    OMEGA FUND             VALUES FUND          LARGE CAP FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(3,104)              $(38,070)               $(7,591)
 Net realized gain (loss) on
  security transactions                  18,296               (241,973)                (1,498)
 Net realized gain on
  distributions                              --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           394,390              1,055,677                473,071
                                    -----------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            409,582                775,634                463,982
                                    -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                  389                  3,426                  3,426
 Net transfers                          (52,746)               (64,199)               (47,206)
 Surrenders for benefit
  payments and fees                    (173,521)              (419,733)              (186,012)
 Net annuity transactions                    --                     --                     --
                                    -----------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (225,878)              (480,506)              (229,792)
                                    -----------            -----------            -----------
 Net increase (decrease) in
  net assets                            183,704                295,128                234,190
NET ASSETS:
 Beginning of year                    1,160,213              3,067,187              1,451,921
                                    -----------            -----------            -----------
 End of year                         $1,343,917             $3,362,315             $1,686,111
                                    ===========            ===========            ===========

                                                        HARTFORD              HARTFORD
                                  HARTFORD                TOTAL                CAPITAL
                                  ADVISERS             RETURN BOND          APPRECIATION
                                  HLS FUND              HLS FUND              HLS FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $14,531,979           $27,567,834          $(16,493,135)
 Net realized gain (loss) on
  security transactions           (133,164,777)           (1,173,168)         (254,866,579)
 Net realized gain on
  distributions                             --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      600,487,836           121,041,284         1,335,853,567
                               ---------------       ---------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                       481,855,038           147,435,950         1,064,493,853
                               ---------------       ---------------       ---------------
UNIT TRANSACTIONS:
 Purchases                           8,215,911             6,350,003            11,301,652
 Net transfers                    (113,704,846)          137,538,012          (115,612,623)
 Surrenders for benefit
  payments and fees               (260,683,413)         (178,592,744)         (337,091,053)
 Net annuity transactions               96,143               (26,314)             (411,798)
                               ---------------       ---------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (366,076,205)          (34,731,043)         (441,813,822)
                               ---------------       ---------------       ---------------
 Net increase (decrease) in
  net assets                       115,778,833           112,704,907           622,680,031
NET ASSETS:
 Beginning of year               1,962,158,665         1,157,186,897         2,763,256,682
                               ---------------       ---------------       ---------------
 End of year                    $2,077,937,498        $1,269,891,804        $3,385,936,713
                               ===============       ===============       ===============

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                    HARTFORD             HARTFORD             HARTFORD
                                    DIVIDEND            FUNDAMENTAL            GLOBAL
                                   AND GROWTH             GROWTH              ADVISERS
                                    HLS FUND             HLS FUND             HLS FUND
                                  SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $13,975,003           $(355,642)         $(1,847,465)
 Net realized gain (loss) on
  security transactions              (95,212,845)         (2,057,883)          (5,122,962)
 Net realized gain on
  distributions                               --                  --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        476,049,975          14,575,920           31,556,453
                                ----------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                         394,812,133          12,162,395           24,586,026
                                ----------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                             8,687,659             275,484              575,368
 Net transfers                       (82,796,243)          3,750,275           (5,120,355)
 Surrenders for benefit
  payments and fees                 (239,538,094)         (4,065,803)         (16,497,524)
 Net annuity transactions                (43,167)             (1,912)             (59,913)
                                ----------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (313,689,845)            (41,956)         (21,102,424)
                                ----------------       -------------       --------------
 Net increase (decrease) in
  net assets                          81,122,288          12,120,439            3,483,602
NET ASSETS:
 Beginning of year                 2,036,399,163          32,312,548          137,393,884
                                ----------------       -------------       --------------
 End of year                      $2,117,521,451         $44,432,987         $140,877,486
                                ================       =============       ==============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HARTFORD             HARTFORD             HARTFORD
                               GLOBAL EQUITY       GLOBAL HEALTH        GLOBAL GROWTH
                                 HLS FUND             HLS FUND             HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(219,464)           $(851,251)         $(2,084,633)
 Net realized gain (loss) on
  security transactions           (2,828,850)          (4,598,819)         (26,042,822)
 Net realized gain on
  distributions                           --              114,044                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     16,063,235           20,605,918           98,692,860
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                      13,014,921           15,269,892           70,565,405
                               -------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                            92,134              126,290              992,964
 Net transfers                     3,334,335           (9,151,535)         (13,096,174)
 Surrenders for benefit
  payments and fees               (4,822,612)         (11,225,271)         (30,213,748)
 Net annuity transactions             (7,377)             (22,613)              45,743
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (1,403,520)         (20,273,129)         (42,271,215)
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets                      11,611,401           (5,003,237)          28,294,190
NET ASSETS:
 Beginning of year                36,465,102           93,530,782          241,830,053
                               -------------       --------------       --------------
 End of year                     $48,076,503          $88,527,545         $270,124,243
                               =============       ==============       ==============

                                  HARTFORD                                       HARTFORD
                                DISCIPLINED            HARTFORD                   GROWTH
                                   EQUITY               GROWTH                OPPORTUNITIES
                                  HLS FUND             HLS FUND                  HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT (A)
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(428,141)         $(1,823,441)              $(2,142,160)
 Net realized gain (loss) on
  security transactions           (19,641,555)         (13,358,701)              (25,768,650)
 Net realized gain on
  distributions                            --                   --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      87,411,342           56,190,082                73,125,875
                               --------------       --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       67,341,646           41,007,940                45,215,065
                               --------------       --------------            --------------
UNIT TRANSACTIONS:
 Purchases                          1,306,079              908,949                 1,339,655
 Net transfers                    (12,735,108)         (16,881,424)              (12,969,957)
 Surrenders for benefit
  payments and fees               (39,664,800)         (16,947,313)              (19,954,836)
 Net annuity transactions              13,962              (36,762)                  (33,251)
                               --------------       --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (51,079,867)         (32,956,550)              (31,618,389)
                               --------------       --------------            --------------
 Net increase (decrease) in
  net assets                       16,261,779            8,051,390                13,596,676
NET ASSETS:
 Beginning of year                327,580,102          151,697,232               193,811,616
                               --------------       --------------            --------------
 End of year                     $343,841,881         $159,748,622              $207,408,292
                               ==============       ==============            ==============

(a) Effective October 2, 2009, Hartford LargeCap Growth HLS Fund merged with Hartford Growth Opportunities HLS Fund.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                             HARTFORD
                                   HARTFORD             HARTFORD          INTERNATIONAL
                                  HIGH YIELD             INDEX                GROWTH
                                   HLS FUND             HLS FUND             HLS FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $21,027,452           $1,324,988             $158,620
 Net realized gain (loss) on
  security transactions              4,628,119           (8,690,314)         (42,263,261)
 Net realized gain on
  distributions                             --              115,627                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       77,767,754           59,835,064           84,259,576
                                --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       103,423,325           52,585,365           42,154,935
                                --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                           1,148,586            1,002,084            1,364,435
 Net transfers                      53,023,814           (8,550,026)         (19,872,374)
 Surrenders for benefit
  payments and fees                (41,512,996)         (30,350,627)         (22,215,054)
 Net annuity transactions               17,244             (126,881)             (55,601)
                                --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 12,676,648          (38,025,450)         (40,778,594)
                                --------------       --------------       --------------
 Net increase (decrease) in
  net assets                       116,099,973           14,559,915            1,376,341
NET ASSETS:
 Beginning of year                 203,673,225          252,832,631          200,587,673
                                --------------       --------------       --------------
 End of year                      $319,773,198         $267,392,546         $201,964,014
                                ==============       ==============       ==============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD             HARTFORD            HARTFORD
                                    INTERNATIONAL       INTERNATIONAL           MIDCAP
                                    SMALL COMPANY       OPPORTUNITIES           GROWTH
                                      HLS FUND             HLS FUND            HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $129,678           $2,168,680           $(389,080)
 Net realized gain (loss) on
  security transactions                (9,127,715)         (29,068,724)            184,986
 Net realized gain on
  distributions                                --                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          33,691,753          162,658,909          12,132,619
                                    -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           24,693,716          135,758,865          11,928,525
                                    -------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                                523,039            2,152,951             323,758
 Net transfers                          1,831,181           (8,981,889)         27,648,177
 Surrenders for benefit
  payments and fees                    (9,180,465)         (56,462,074)         (4,521,223)
 Net annuity transactions                 (27,216)             (85,296)             14,023
                                    -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (6,853,461)         (63,376,308)         23,464,735
                                    -------------       --------------       -------------
 Net increase (decrease) in
  net assets                           17,840,255           72,382,557          35,393,260
NET ASSETS:
 Beginning of year                     80,048,474          487,892,627          14,268,174
                                    -------------       --------------       -------------
 End of year                          $97,888,729         $560,275,184         $49,661,434
                                    =============       ==============       =============


                                  HARTFORD             HARTFORD             HARTFORD
                                   MIDCAP            MIDCAP VALUE         MONEY MARKET
                                  HLS FUND             HLS FUND             HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(2,616,902)         $(2,116,884)         $(11,117,821)
 Net realized gain (loss) on
  security transactions            (9,652,693)         (35,489,951)                   --
 Net realized gain on
  distributions                            --                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      97,962,127          130,354,046                    --
                               --------------       --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                       85,692,532           92,747,211           (11,117,821)
                               --------------       --------------       ---------------
UNIT TRANSACTIONS:
 Purchases                            640,065              399,749             6,637,424
 Net transfers                    (31,276,169)         (26,054,338)           36,782,575
 Surrenders for benefit
  payments and fees               (44,745,256)         (32,813,233)         (436,857,024)
 Net annuity transactions             (37,452)             (70,754)               83,882
                               --------------       --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (75,418,812)         (58,538,576)         (393,353,143)
                               --------------       --------------       ---------------
 Net increase (decrease) in
  net assets                       10,273,720           34,208,635          (404,470,964)
NET ASSETS:
 Beginning of year                350,016,260          265,577,657           962,750,995
                               --------------       --------------       ---------------
 End of year                     $360,289,980         $299,786,292          $558,280,031
                               ==============       ==============       ===============

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                       HARTFORD                  HARTFORD
                                    SMALLCAP VALUE            SMALL COMPANY
                                       HLS FUND                  HLS FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(43,305)              $(3,090,074)
 Net realized gain (loss) on
  security transactions                    (89,836)               (6,508,340)
 Net realized gain on
  distributions                                 --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,338,374                63,114,952
                                     -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,205,233                53,516,538
                                     -------------            --------------
UNIT TRANSACTIONS:
 Purchases                                  74,077                   836,807
 Net transfers                           4,480,885               (13,403,826)
 Surrenders for benefit
  payments and fees                     (1,644,802)              (26,820,922)
 Net annuity transactions                       --                    35,549
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      2,910,160               (39,352,392)
                                     -------------            --------------
 Net increase (decrease) in
  net assets                             5,115,393                14,164,146
                                     -------------            --------------
NET ASSETS:
 Beginning of year                       5,844,450               228,688,044
                                     -------------            --------------
 End of year                           $10,959,843              $242,852,190
                                     =============            ==============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                        HARTFORD
                                       HARTFORD              HARTFORD               U.S. GOVERNMENT
                                   SMALLCAP GROWTH            STOCK                    SECURITIES
                                       HLS FUND              HLS FUND                   HLS FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT                SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(2,386,829)              $911,551               $(8,113,365)
 Net realized gain (loss) on
  security transactions                (11,401,161)           (79,611,409)               (4,161,108)
 Net realized gain on
  distributions                                 --                     --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           58,290,888            424,135,424                20,636,433
                                    --------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            44,502,898            345,435,566                 8,361,960
                                    --------------       ----------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 985,290              4,603,295                 2,161,908
 Net transfers                          (4,990,648)           (79,663,076)                  597,929
 Surrenders for benefit
  payments and fees                    (17,485,465)          (126,781,672)              (95,157,717)
 Net annuity transactions                   81,342               (109,267)                   60,511
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (21,409,481)          (201,950,720)              (92,337,369)
                                    --------------       ----------------            --------------
 Net increase (decrease) in
  net assets                            23,093,417            143,484,846               (83,975,409)
                                    --------------       ----------------            --------------
NET ASSETS:
 Beginning of year                     148,555,567          1,013,281,915               576,460,849
                                    --------------       ----------------            --------------
 End of year                          $171,648,984         $1,156,766,761              $492,485,440
                                    ==============       ================            ==============

                                                       HARTFORD             HARTFORD
                                  HARTFORD              VALUE                EQUITY
                                   VALUE            OPPORTUNITIES            INCOME
                                  HLS FUND             HLS FUND             HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $202,272            $(443,483)          $2,506,075
 Net realized gain (loss) on
  security transactions            (3,694,930)         (10,447,596)          (6,812,060)
 Net realized gain on
  distributions                            --                   --              997,785
 Net unrealized appreciation
  (depreciation) of
  investments during the year      25,315,704           45,311,744           28,081,878
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       21,823,046           34,420,665           24,773,678
                               --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                            512,023              608,841              846,827
 Net transfers                     (7,523,173)          (1,037,368)           1,171,812
 Surrenders for benefit
  payments and fees               (14,328,617)         (10,741,816)         (20,633,285)
 Net annuity transactions             (15,148)             (22,935)             (21,089)
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (21,354,915)         (11,193,278)         (18,635,735)
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets                          468,131           23,227,387            6,137,943
                               --------------       --------------       --------------
NET ASSETS:
 Beginning of year                120,327,904           88,762,854          180,391,707
                               --------------       --------------       --------------
 End of year                     $120,796,035         $111,990,241         $186,529,650
                               ==============       ==============       ==============

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                      BLACKROCK               BLACKROCK            JENNISON 20/20
                                        GLOBAL                LARGE CAP                FOCUS
                                   GROWTH V.I. FUND        GROWTH V.I. FUND          PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $18,530                $(28,844)              $(2,471)
 Net realized gain (loss) on
  security transactions                    (3,117)                (19,535)                  (29)
 Net realized gain on
  distributions                                --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             384,654                 432,903                62,450
                                     ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              400,067                 384,524                59,950
                                     ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                  1,652                      --                    --
 Net transfers                            443,479                  93,116                53,008
 Surrenders for benefit
  payments and fees                      (162,962)                (87,451)               (9,358)
 Net annuity transactions                      --                      --                    --
                                     ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       282,169                   5,665                43,650
                                     ------------            ------------            ----------
 Net increase (decrease) in
  net assets                              682,236                 390,189               103,600
NET ASSETS:
 Beginning of year                      1,051,462               1,591,490                96,722
                                     ------------            ------------            ----------
 End of year                           $1,733,698              $1,981,679              $200,322
                                     ============            ============            ==========

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                PRUDENTIAL
                                                          PRUDENTIAL              SERIES
                                     JENNISON               VALUE             INTERNATIONAL
                                    PORTFOLIO             PORTFOLIO               GROWTH
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(2,423)                 $108                 $(647)
 Net realized gain (loss) on
  security transactions                    198                  (552)               (4,468)
 Net realized gain on
  distributions                             --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           60,587                53,053                34,546
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            58,362                52,609                29,431
                                    ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                  --                    --                    --
 Net transfers                           2,335                  (969)               10,388
 Surrenders for benefit
  payments and fees                     (8,047)               (2,483)               (8,110)
 Net annuity transactions                   --                    --                    --
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (5,712)               (3,452)                2,278
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets                            52,650                49,157                31,709
NET ASSETS:
 Beginning of year                     149,601               135,007                83,958
                                    ----------            ----------            ----------
 End of year                          $202,251              $184,164              $115,667
                                    ==========            ==========            ==========

                                     WELLS FARGO              WELLS FARGO             WELLS FARGO
                                    ADVANTAGE VT             ADVANTAGE VT             ADVANTAGE VT
                                        ASSET                TOTAL RETURN                EQUITY
                                   ALLOCATION FUND             BOND FUND              INCOME FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $36,253                 $335,965                 $17,145
 Net realized gain (loss) on
  security transactions                  (664,104)                 (72,649)               (211,939)
 Net realized gain on
  distributions                                --                   49,589                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,061,251                  860,564               1,029,083
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,433,400                1,173,469                 834,289
                                    -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 37,764                   20,808                   4,309
 Net transfers                           (269,555)                (595,358)                141,066
 Surrenders for benefit
  payments and fees                    (2,027,335)              (2,740,601)               (742,546)
 Net annuity transactions                 (11,684)                      --                  (9,287)
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (2,270,810)              (3,315,151)               (606,458)
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets                             (837,410)              (2,141,682)                227,831
NET ASSETS:
 Beginning of year                     13,503,644               13,273,981               6,154,689
                                    -------------            -------------            ------------
 End of year                          $12,666,234              $11,132,299              $6,382,520
                                    =============            =============            ============

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     WELLS FARGO            WELLS FARGO            WELLS FARGO
                                     ADVANTAGE VT           ADVANTAGE VT           ADVANTAGE VT
                                    C&B LARGE CAP          LARGE COMPANY          INTERNATIONAL
                                      VALUE FUND             CORE FUND              CORE FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(1,119)                 $845                 $63,002
 Net realized gain (loss) on
  security transactions                    16,740               (17,231)               (171,226)
 Net realized gain on
  distributions                                --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             419,883               158,717                 604,823
                                     ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              435,504               142,331                 496,599
                                     ------------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                    756                    --                   8,432
 Net transfers                            (75,015)              (10,203)                223,890
 Surrenders for benefit
  payments and fees                      (240,119)              (50,680)               (650,309)
 Net annuity transactions                      --                  (567)                     --
                                     ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (314,378)              (61,450)               (417,987)
                                     ------------            ----------            ------------
 Net increase (decrease) in
  net assets                              121,126                80,881                  78,612
NET ASSETS:
 Beginning of year                      1,750,680               449,878               4,845,809
                                     ------------            ----------            ------------
 End of year                           $1,871,806              $530,759              $4,924,421
                                     ============            ==========            ============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     WELLS FARGO              WELLS FARGO             WELLS FARGO
                                    ADVANTAGE VT             ADVANTAGE VT             ADVANTAGE VT
                                    LARGE COMPANY                MONEY                 SMALL CAP
                                     GROWTH FUND              MARKET FUND             GROWTH FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(111,070)               $(117,495)               $(40,358)
 Net realized gain (loss) on
  security transactions                   (15,730)                      --                  51,426
 Net realized gain on
  distributions                                --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,052,029                       --                 949,486
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,925,229                 (117,495)                960,554
                                    -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 27,179                      288                  10,905
 Net transfers                            (40,609)               1,032,880                 292,819
 Surrenders for benefit
  payments and fees                    (1,739,766)              (2,724,552)               (735,055)
 Net annuity transactions                  (5,506)                      --                      --
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,758,702)              (1,691,384)               (431,331)
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets                            1,166,527               (1,808,879)                529,223
NET ASSETS:
 Beginning of year                      7,707,442                7,236,597               1,822,869
                                    -------------            -------------            ------------
 End of year                           $8,873,969               $5,427,718              $2,352,092
                                    =============            =============            ============

                                                             WELLS FARGO
                                   WELLS FARGO              ADVANTAGE VT               WELLS FARGO
                                   ADVANTAGE VT             SMALL/MID CAP             ADVANTAGE VT
                                  DISCOVERY FUND             VALUE FUND             OPPORTUNITY FUND
                                   SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(7,890)                  $(2,414)                  $(9,288)
 Net realized gain (loss) on
  security transactions                 13,500                  (118,995)                   39,105
 Net realized gain on
  distributions                             --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          160,643                   295,301                   194,079
                                    ----------               -----------               -----------
 Net increase (decrease) in
  net assets resulting from
  operations                           166,253                   173,892                   223,896
                                    ----------               -----------               -----------
UNIT TRANSACTIONS:
 Purchases                                 380                       440                       840
 Net transfers                         (21,060)                  196,646                   555,249
 Surrenders for benefit
  payments and fees                    (30,576)                  (56,107)                 (576,204)
 Net annuity transactions                   --                        --                        --
                                    ----------               -----------               -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (51,256)                  140,979                   (20,115)
                                    ----------               -----------               -----------
 Net increase (decrease) in
  net assets                           114,997                   314,871                   203,781
NET ASSETS:
 Beginning of year                     390,689                   365,305                   210,199
                                    ----------               -----------               -----------
 End of year                          $505,686                  $680,176                  $413,980
                                    ==========               ===========               ===========

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                     EVERGREEN VA                                 EVERGREEN VA
                                  DIVERSIFIED CAPITAL         EVERGREEN VA        INTERNATIONAL
                                     BUILDER FUND              GROWTH FUND         EQUITY FUND
                                    SUB-ACCOUNT (A)            SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(28,915)                $(25,110)          $(130,004)
 Net realized gain (loss) on
  security transactions                     20,895                  (31,753)            (44,963)
 Net realized gain on
  distributions                                 --                       --             215,913
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (865,905)                (728,121)         (3,872,209)
                                     -------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (873,925)                (784,984)         (3,831,263)
                                     -------------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                   6,615                      550              48,678
 Net transfers                             (33,452)                (112,865)           (653,829)
 Surrenders for benefit
  payments and fees                       (166,039)                (270,163)         (1,042,294)
 Other Settlements                              --                      100                 376
 Net annuity transactions                       --                     (113)                 --
                                     -------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (192,876)                (382,491)         (1,647,069)
                                     -------------            -------------       -------------
 Net increase (decrease) in
  net assets                            (1,066,801)              (1,167,475)         (5,478,332)
NET ASSETS:
 Beginning of year                       1,995,690                2,112,371          10,163,363
                                     -------------            -------------       -------------
 End of year                              $928,889                 $944,896          $4,685,031
                                     =============            =============       =============

(a)  Formerly Evergreen VA Balanced Fund. Change effective May 30, 2008.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            EVERGREEN VA             EVERGREEN VA
                                    EVERGREEN VA               SPECIAL                FUNDAMENTAL
                                     OMEGA FUND              VALUES FUND            LARGE CAP FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(27,276)                $(35,997)                 $(6,018)
 Net realized gain (loss) on
  security transactions                  104,295                 (328,484)                 (55,707)
 Net realized gain on
  distributions                               --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (573,930)              (1,303,480)                (758,320)
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (496,911)              (1,667,961)                (820,045)
                                    ------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                10,631                   40,100                    6,600
 Net transfers                           (38,077)                (533,449)                (173,642)
 Surrenders for benefit
  payments and fees                     (301,005)                (907,631)                (208,948)
 Other Settlements                            --                       92                      372
 Net annuity transactions                     --                       --                       --
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (328,451)              (1,400,888)                (375,618)
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets                            (825,362)              (3,068,849)              (1,195,663)
NET ASSETS:
 Beginning of year                     1,985,575                6,136,036                2,647,584
                                    ------------            -------------            -------------
 End of year                          $1,160,213               $3,067,187               $1,451,921
                                    ============            =============            =============

                                                              HARTFORD             HARTFORD
                                   HARTFORD                   LARGECAP              TOTAL
                                   ADVISERS                    GROWTH            RETURN BOND
                                   HLS FUND                   HLS FUND             HLS FUND
                                  SUB-ACCOUNT             SUB-ACCOUNT (B)        SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $39,829,244                  $9,017            $62,849,383
 Net realized gain (loss) on
  security transactions             (110,601,267)                (59,970)           (22,327,004)
 Net realized gain on
  distributions                       17,855,409                  67,674                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (1,017,779,687)               (570,026)          (170,797,794)
                               -----------------            ------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (1,070,696,301)               (553,305)          (130,275,415)
                               -----------------            ------------       ----------------
UNIT TRANSACTIONS:
 Purchases                            16,713,372                  45,040              9,293,859
 Net transfers                      (229,510,202)              2,208,462             (9,313,406)
 Surrenders for benefit
  payments and fees                 (476,866,494)                (71,501)          (249,319,149)
 Other Settlements                     2,812,950                      --                778,306
 Net annuity transactions               (251,222)                     --               (160,006)
                               -----------------            ------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (687,101,596)              2,182,001           (248,720,396)
                               -----------------            ------------       ----------------
 Net increase (decrease) in
  net assets                      (1,757,797,897)              1,628,696           (378,995,811)
NET ASSETS:
 Beginning of year                 3,719,956,562                      --          1,536,182,708
                               -----------------            ------------       ----------------
 End of year                      $1,962,158,665              $1,628,696         $1,157,186,897
                               =================            ============       ================

(b) From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                              HARTFORD                HARTFORD               HARTFORD
                                               CAPITAL                DIVIDEND             FUNDAMENTAL
                                            APPRECIATION             AND GROWTH               GROWTH
                                              HLS FUND                HLS FUND               HLS FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $8,881,774             $17,605,020            $(737,740)
 Net realized gain (loss) on security
  transactions                                 (159,056,447)            (44,789,603)          (3,194,355)
 Net realized gain on distributions             468,100,502              63,010,926            5,801,461
 Net unrealized appreciation
  (depreciation) of investments
  during the year                            (2,942,303,171)         (1,178,504,309)         (28,739,767)
                                          -----------------       -----------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                  (2,624,377,342)         (1,142,677,966)         (26,870,401)
                                          -----------------       -----------------       --------------
UNIT TRANSACTIONS:
 Purchases                                       20,144,638              18,704,711              475,120
 Net transfers                                 (221,607,093)           (176,905,932)           2,006,612
 Surrenders for benefit payments and
  fees                                         (660,492,430)           (440,836,338)          (7,199,765)
 Other Settlements                                3,613,671               2,001,682               26,432
 Net annuity transactions                        (1,119,082)               (307,239)              (4,777)
                                          -----------------       -----------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions             (859,460,296)           (597,343,116)          (4,696,378)
                                          -----------------       -----------------       --------------
 Net increase (decrease) in net assets       (3,483,837,638)         (1,740,021,082)         (31,566,779)
NET ASSETS:
 Beginning of year                            6,247,094,320           3,776,420,245           63,879,327
                                          -----------------       -----------------       --------------
 End of year                                 $2,763,256,682          $2,036,399,163          $32,312,548
                                          =================       =================       ==============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           HARTFORD
                                            GLOBAL                     HARTFORD              HARTFORD
                                           ADVISERS                 GLOBAL EQUITY         GLOBAL HEALTH
                                           HLS FUND                    HLS FUND              HLS FUND
                                          SUB-ACCOUNT          SUB-ACCOUNT (B)(C)(D)(E)    SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $5,438,546                   $489,490           $(1,529,977)
 Net realized gain (loss) on security
  transactions                               (5,775,671)               (13,083,617)           (3,066,731)
 Net realized gain on distributions           3,643,914                  4,297,350             6,326,936
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           (82,031,472)               (24,796,785)          (41,545,519)
                                        ---------------             --------------        --------------
 Net increase (decrease) in net assets
  resulting from operations                 (78,724,683)               (33,093,562)          (39,815,291)
                                        ---------------             --------------        --------------
UNIT TRANSACTIONS:
 Purchases                                    1,241,201                    221,043               349,863
 Net transfers                                 (266,736)                (5,811,138)          (17,743,827)
 Surrenders for benefit payments and
  fees                                      (29,874,625)                (9,892,577)          (22,372,165)
 Other Settlements                              239,900                     51,079                75,179
 Net annuity transactions                        60,687                    (11,408)              (27,223)
                                        ---------------             --------------        --------------
 Net increase (decrease) in net assets
  resulting from unit transactions          (28,599,573)               (15,443,001)          (39,718,173)
                                        ---------------             --------------        --------------
 Net increase (decrease) in net assets     (107,324,256)               (48,536,563)          (79,533,464)
NET ASSETS:
 Beginning of year                          244,718,140                 85,001,665           173,064,246
                                        ---------------             --------------        --------------
 End of year                               $137,393,884                $36,465,102           $93,530,782
                                        ===============             ==============        ==============

                                                                 HARTFORD
                                           HARTFORD             DISCIPLINED            HARTFORD
                                         GLOBAL GROWTH            EQUITY                GROWTH
                                           HLS FUND              HLS FUND              HLS FUND
                                          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(4,042,399)          $(2,757,738)          $(3,386,071)
 Net realized gain (loss) on security
  transactions                              (12,560,395)           (4,051,530)           (5,641,481)
 Net realized gain on distributions          17,725,800            48,889,790             8,622,173
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          (304,577,933)         (269,916,526)         (125,818,609)
                                        ---------------       ---------------       ---------------
 Net increase (decrease) in net assets
  resulting from operations                (303,454,927)         (227,836,004)         (126,223,988)
                                        ---------------       ---------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                    3,139,774             3,965,835             2,043,324
 Net transfers                              (27,920,332)          (32,185,356)          (21,682,289)
 Surrenders for benefit payments and
  fees                                      (64,504,197)          (73,302,893)          (41,561,455)
 Other Settlements                              395,668               300,690                90,931
 Net annuity transactions                      (197,236)             (114,604)              (59,657)
                                        ---------------       ---------------       ---------------
 Net increase (decrease) in net assets
  resulting from unit transactions          (89,086,323)         (101,336,328)          (61,169,146)
                                        ---------------       ---------------       ---------------
 Net increase (decrease) in net assets     (392,541,250)         (329,172,332)         (187,393,134)
NET ASSETS:
 Beginning of year                          634,371,303           656,752,434           339,090,366
                                        ---------------       ---------------       ---------------
 End of year                               $241,830,053          $327,580,102          $151,697,232
                                        ===============       ===============       ===============

(b) From inception May 1, 2008 to December 31, 2008.

(c) Effective August 22, 2008, Hartford Global Communications HLS Fund merged with Hartford Global Equity HLS Fund.

(d) Effective August 22, 2008, Hartford Global Financial Services HLS Fund merged with Hartford Global Equity HLS Fund.

(e) Effective August 22, 2008, Hartford Global Technology HLS Fund merged with Hartford Global Equity HLS Fund.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                             HARTFORD
                                              GROWTH               HARTFORD              HARTFORD
                                           OPPORTUNITIES          HIGH YIELD               INDEX
                                             HLS FUND              HLS FUND              HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $(4,268,580)          $20,663,053            $1,957,188
 Net realized gain (loss) on security
  transactions                                (19,649,030)          (10,557,321)           (5,409,712)
 Net realized gain on distributions            13,545,448                    --             9,113,269
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (179,323,086)          (87,677,768)         (181,329,294)
                                          ---------------       ---------------       ---------------
 Net increase (decrease) in net assets
  resulting from operations                  (189,695,248)          (77,572,036)         (175,668,549)
                                          ---------------       ---------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                      4,056,944             1,497,596             2,813,979
 Net transfers                                (32,034,660)          (15,523,009)          (39,506,432)
 Surrenders for benefit payments and
  fees                                        (42,998,102)          (53,637,258)          (62,554,306)
 Other Settlements                                 92,307               201,527               577,094
 Net annuity transactions                         (94,097)             (102,036)             (202,628)
                                          ---------------       ---------------       ---------------
 Net increase (decrease) in net assets
  resulting from unit transactions            (70,977,608)          (67,563,180)          (98,872,293)
                                          ---------------       ---------------       ---------------
 Net increase (decrease) in net assets       (260,672,856)         (145,135,216)         (274,540,842)
NET ASSETS:
 Beginning of year                            452,855,776           348,808,441           527,373,473
                                          ---------------       ---------------       ---------------
 End of year                                 $192,182,920          $203,673,225          $252,832,631
                                          ===============       ===============       ===============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           HARTFORD             HARTFORD              HARTFORD
                                         INTERNATIONAL        INTERNATIONAL        INTERNATIONAL
                                            GROWTH            SMALL COMPANY        OPPORTUNITIES
                                           HLS FUND             HLS FUND              HLS FUND
                                          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(2,898,129)           $(747,642)           $4,218,539
 Net realized gain (loss) on security
  transactions                              (30,256,771)         (13,549,277)          (28,710,204)
 Net realized gain on distributions          21,517,730            4,278,298            32,920,241
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 (295,628,076)         (65,688,053)         (420,160,117)
                                        ---------------      ---------------      ----------------
 Net increase (decrease) in net assets
  resulting from operations                (307,265,246)         (75,706,674)         (411,731,541)
                                        ---------------      ---------------      ----------------
UNIT TRANSACTIONS:
 Purchases                                    3,929,920            1,199,612             4,697,272
 Net transfers                              (37,355,187)         (29,338,038)          (32,019,638)
 Surrenders for benefit payments and
  fees                                      (58,595,973)         (22,019,806)         (110,135,914)
 Other Settlements                              132,429               62,485             2,678,942
 Net annuity transactions                       (74,122)             (95,012)             (385,393)
                                        ---------------      ---------------      ----------------
 Net increase (decrease) in net assets
  resulting from unit transactions          (91,962,933)         (50,190,759)         (135,164,731)
                                        ---------------      ---------------      ----------------
 Net increase (decrease) in net assets     (399,228,179)        (125,897,433)         (546,896,272)
NET ASSETS:
 Beginning of year                          599,815,852          205,945,907         1,034,788,899
                                        ---------------      ---------------      ----------------
 End of year                               $200,587,673          $80,048,474          $487,892,627
                                        ===============      ===============      ================

                                              HARTFORD
                                               MIDCAP             HARTFORD             HARTFORD
                                               GROWTH              MIDCAP            MIDCAP VALUE
                                              HLS FUND            HLS FUND             HLS FUND
                                           SUB-ACCOUNT (B)       SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(13,713)         $(4,457,400)         $(3,838,768)
 Net realized gain (loss) on security
  transactions                                   (453,733)         (13,370,293)         (11,431,364)
 Net realized gain on distributions                17,397           26,234,864           93,257,604
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (6,043,970)        (231,325,666)        (294,421,125)
                                            -------------      ---------------      ---------------
 Net increase (decrease) in net assets
  resulting from operations                    (6,494,019)        (222,918,495)        (216,433,653)
                                            -------------      ---------------      ---------------
UNIT TRANSACTIONS:
 Purchases                                        159,268            1,296,621              603,662
 Net transfers                                 21,595,363          (43,329,258)         (60,891,042)
 Surrenders for benefit payments and
  fees                                           (992,870)         (93,495,170)         (59,530,106)
 Other Settlements                                    432              644,603              168,334
 Net annuity transactions                              --             (216,998)              20,052
                                            -------------      ---------------      ---------------
 Net increase (decrease) in net assets
  resulting from unit transactions             20,762,193         (135,100,202)        (119,629,100)
                                            -------------      ---------------      ---------------
 Net increase (decrease) in net assets         14,268,174         (358,018,697)        (336,062,753)
NET ASSETS:
 Beginning of year                                     --          708,034,957          601,640,410
                                            -------------      ---------------      ---------------
 End of year                                  $14,268,174         $350,016,260         $265,577,657
                                            =============      ===============      ===============

(b) From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                             HARTFORD                  HARTFORD             HARTFORD
                                           MONEY MARKET             SMALLCAP VALUE        SMALL COMPANY
                                             HLS FUND                  HLS FUND             HLS FUND
                                            SUB-ACCOUNT             SUB-ACCOUNT (B)        SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $2,988,163                  $56,748           $(4,894,939)
 Net realized gain (loss) on security
  transactions                                         --                 (197,254)           (4,010,837)
 Net realized gain on distributions                    --                    3,978             1,278,647
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                             --               (1,090,586)         (175,276,233)
                                          ---------------            -------------       ---------------
 Net increase (decrease) in net assets
  resulting from operations                     2,988,163               (1,227,114)         (182,903,362)
                                          ---------------            -------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                      8,515,670                   13,918             1,325,644
 Net transfers                                904,544,271                7,352,385           (32,217,124)
 Surrenders for benefit payments and
  fees                                       (541,552,603)                (295,026)          (58,282,164)
 Other Settlements                              1,356,913                      287             1,050,695
 Net annuity transactions                         184,353                       --              (242,724)
                                          ---------------            -------------       ---------------
 Net increase (decrease) in net assets
  resulting from unit transactions            373,048,604                7,071,564           (88,365,673)
                                          ---------------            -------------       ---------------
 Net increase (decrease) in net assets        376,036,767                5,844,450          (271,269,035)
NET ASSETS:
 Beginning of year                            586,714,228                       --           499,957,079
                                          ---------------            -------------       ---------------
 End of year                                 $962,750,995               $5,844,450          $228,688,044
                                          ===============            =============       ===============

(b) From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                   HARTFORD
                                                HARTFORD               HARTFORD                 U.S. GOVERNMENT
                                             SMALLCAP GROWTH             STOCK                    SECURITIES
                                                HLS FUND               HLS FUND                    HLS FUND
                                               SUB-ACCOUNT            SUB-ACCOUNT               SUB-ACCOUNT (F)
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(2,894,892)             $7,599,249                $38,068,019
 Net realized gain (loss) on security
  transactions                                    (7,773,949)            (64,099,972)               (27,590,408)
 Net realized gain on distributions                1,773,262              10,284,914                         --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (93,832,793)           (842,950,223)               (30,896,891)
                                             ---------------       -----------------            ---------------
 Net increase (decrease) in net assets
  resulting from operations                     (102,728,372)           (889,166,032)               (20,419,280)
                                             ---------------       -----------------            ---------------
UNIT TRANSACTIONS:
 Purchases                                         2,239,670              11,358,940                  3,861,960
 Net transfers                                   (15,090,156)           (120,221,831)                65,462,156
 Surrenders for benefit payments and
  fees                                           (31,889,990)           (248,462,886)              (123,734,756)
 Other Settlements                                    92,452               2,881,651                    277,675
 Net annuity transactions                            (37,605)               (561,363)                    90,558
                                             ---------------       -----------------            ---------------
 Net increase (decrease) in net assets
  resulting from unit transactions               (44,685,629)           (355,005,489)               (54,042,407)
                                             ---------------       -----------------            ---------------
 Net increase (decrease) in net assets          (147,414,001)         (1,244,171,521)               (74,461,687)
NET ASSETS:
 Beginning of year                               295,969,568           2,257,453,436                650,922,536
                                             ---------------       -----------------            ---------------
 End of year                                    $148,555,567          $1,013,281,915               $576,460,849
                                             ===============       =================            ===============

                                                                 HARTFORD              HARTFORD
                                           HARTFORD                VALUE                EQUITY
                                             VALUE             OPPORTUNITIES            INCOME
                                           HLS FUND              HLS FUND              HLS FUND
                                          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $127,676              $202,784            $3,971,171
 Net realized gain (loss) on security
  transactions                                3,820,991           (21,709,706)           (4,004,729)
 Net realized gain on distributions          11,603,126             1,020,721            15,450,746
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  (89,476,935)          (58,587,524)          (99,016,862)
                                        ---------------       ---------------       ---------------
 Net increase (decrease) in net assets
  resulting from operations                 (73,925,142)          (79,073,725)          (83,599,674)
                                        ---------------       ---------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                    1,163,644             1,726,649             1,720,377
 Net transfers                              (17,583,599)          (44,531,215)           (7,525,414)
 Surrenders for benefit payments and
  fees                                      (29,216,546)          (23,600,695)          (33,883,118)
 Other Settlements                               65,079                77,626                81,078
 Net annuity transactions                           320               (37,155)              (99,129)
                                        ---------------       ---------------       ---------------
 Net increase (decrease) in net assets
  resulting from unit transactions          (45,571,102)          (66,364,790)          (39,706,206)
                                        ---------------       ---------------       ---------------
 Net increase (decrease) in net assets     (119,496,244)         (145,438,515)         (123,305,880)
NET ASSETS:
 Beginning of year                          239,824,148           234,201,369           303,697,587
                                        ---------------       ---------------       ---------------
 End of year                               $120,327,904           $88,762,854          $180,391,707
                                        ===============       ===============       ===============

(f) Effective September 26, 2008, Hartford Mortgage Securities HLS Fund merged with Hartford U.S. Government Securities HLS Fund.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                 BLACKROCK                BLACKROCK            JENNISON 20/20
                                                  GLOBAL                  LARGE CAP                 FOCUS
                                             GROWTH V.I. FUND         GROWTH V.I. FUND            PORTFOLIO
                                                SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $(23,963)                $(31,350)               $(3,558)
 Net realized gain (loss) on security
  transactions                                       (31,285)                  91,510                 (2,304)
 Net realized gain on distributions                       --                       --                 12,668
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (1,092,101)              (1,334,259)               (94,771)
                                               -------------            -------------            -----------
 Net increase (decrease) in net assets
  resulting from operations                       (1,147,349)              (1,274,099)               (87,965)
                                               -------------            -------------            -----------
UNIT TRANSACTIONS:
 Purchases                                             1,819                       --                     --
 Net transfers                                        12,896                 (233,925)               (53,837)
 Surrenders for benefit payments and
  fees                                              (287,344)                (434,673)               (16,852)
 Other Settlements                                       932                    2,228                     --
 Net annuity transactions                                 --                       --                     --
                                               -------------            -------------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions                  (271,697)                (666,370)               (70,689)
                                               -------------            -------------            -----------
 Net increase (decrease) in net assets            (1,419,046)              (1,940,469)              (158,654)
NET ASSETS:
 Beginning of year                                 2,470,508                3,531,959                255,376
                                               -------------            -------------            -----------
 End of year                                      $1,051,462               $1,591,490                $96,722
                                               =============            =============            ===========

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                           PRUDENTIAL
                                                                    PRUDENTIAL               SERIES
                                              JENNISON                 VALUE              INTERNATIONAL
                                              PORTFOLIO              PORTFOLIO               GROWTH
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(3,479)                 $(454)                 $(789)
 Net realized gain (loss) on security
  transactions                                     1,424                   (900)                (5,291)
 Net realized gain on distributions                   --                 42,637                 28,863
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (97,151)              (147,723)              (116,252)
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                      (99,206)              (106,440)               (93,469)
                                             -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                            --                     --                     --
 Net transfers                                    (5,093)                (1,678)               (38,856)
 Surrenders for benefit payments and
  fees                                           (18,358)               (14,200)                 2,695
 Other Settlements                                    --                     --                     --
 Net annuity transactions                             --                     --                     --
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions               (23,451)               (15,878)               (36,161)
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets          (122,657)              (122,318)              (129,630)
NET ASSETS:
 Beginning of year                               272,258                257,325                213,588
                                             -----------            -----------            -----------
 End of year                                    $149,601               $135,007                $83,958
                                             ===========            ===========            ===========

                                              WELLS FARGO               WELLS FARGO              WELLS FARGO
                                              ADVANTAGE VT             ADVANTAGE VT             ADVANTAGE VT
                                                 ASSET                 TOTAL RETURN                EQUITY
                                            ALLOCATION FUND              BOND FUND               INCOME FUND
                                              SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $127,019                 $478,244                  $11,548
 Net realized gain (loss) on security
  transactions                                      451,517                 (330,490)                 160,140
 Net realized gain on distributions               1,588,813                       --                1,443,345
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (9,425,609)                (110,939)              (5,898,020)
                                             --------------            -------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                      (7,258,260)                  36,815               (4,282,987)
                                             --------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                           21,857                   34,888                   30,096
 Net transfers                                   (2,900,436)              (1,558,813)                (501,364)
 Surrenders for benefit payments and
  fees                                           (4,998,505)              (4,059,514)              (2,689,234)
 Other Settlements                                      221                      188                      103
 Net annuity transactions                           (16,392)                      --                  (14,992)
                                             --------------            -------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions               (7,893,255)              (5,583,251)              (3,175,391)
                                             --------------            -------------            -------------
 Net increase (decrease) in net assets          (15,151,515)              (5,546,436)              (7,458,378)
NET ASSETS:
 Beginning of year                               28,655,159               18,820,417               13,613,067
                                             --------------            -------------            -------------
 End of year                                    $13,503,644              $13,273,981               $6,154,689
                                             ==============            =============            =============

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                WELLS FARGO             WELLS FARGO             WELLS FARGO
                                               ADVANTAGE VT            ADVANTAGE VT            ADVANTAGE VT
                                               C&B LARGE CAP           LARGE COMPANY           INTERNATIONAL
                                                VALUE FUND               CORE FUND               CORE FUND
                                                SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $(6,115)               $(4,338)                 $16,214
 Net realized gain (loss) on security
  transactions                                        52,484                 15,383                 (220,226)
 Net realized gain on distributions                       --                     --                1,547,901
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (1,116,041)              (351,736)              (5,525,200)
                                               -------------            -----------            -------------
 Net increase (decrease) in net assets
  resulting from operations                       (1,069,672)              (340,691)              (4,181,311)
                                               -------------            -----------            -------------
UNIT TRANSACTIONS:
 Purchases                                             2,116                     --                   14,803
 Net transfers                                      (256,473)               (22,575)                 395,676
 Surrenders for benefit payments and
  fees                                              (536,311)              (140,256)              (1,521,749)
 Other Settlements                                       134                      5                       74
 Net annuity transactions                                 --                   (756)                      --
                                               -------------            -----------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                  (790,534)              (163,582)              (1,111,196)
                                               -------------            -----------            -------------
 Net increase (decrease) in net assets            (1,860,206)              (504,273)              (5,292,507)
NET ASSETS:
 Beginning of year                                 3,610,886                954,151               10,138,316
                                               -------------            -----------            -------------
 End of year                                      $1,750,680               $449,878               $4,845,809
                                               =============            ===========            =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              WELLS FARGO              WELLS FARGO              WELLS FARGO
                                             ADVANTAGE VT             ADVANTAGE VT             ADVANTAGE VT
                                             LARGE COMPANY                MONEY                  SMALL CAP
                                              GROWTH FUND              MARKET FUND              GROWTH FUND
                                              SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(179,883)                 $23,089                 $(53,613)
 Net realized gain (loss) on security
  transactions                                     216,538                       --                  (38,351)
 Net realized gain on distributions                     --                       --                  844,036
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (5,972,576)                      --               (2,334,196)
                                             -------------            -------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                     (5,935,921)                  23,089               (1,582,124)
                                             -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                          28,205                    5,891                    3,957
 Net transfers                                    (472,518)               7,712,970                 (162,034)
 Surrenders for benefit payments and
  fees                                          (3,280,668)              (3,652,556)                (751,363)
 Other Settlements                                     189                       10                        3
 Net annuity transactions                           (7,605)                      --                       --
                                             -------------            -------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (3,732,397)               4,066,315                 (909,437)
                                             -------------            -------------            -------------
 Net increase (decrease) in net assets          (9,668,318)               4,089,404               (2,491,561)
NET ASSETS:
 Beginning of year                              17,375,760                3,147,193                4,314,430
                                             -------------            -------------            -------------
 End of year                                    $7,707,442               $7,236,597               $1,822,869
                                             =============            =============            =============

                                                                    WELLS FARGO
                                             WELLS FARGO           ADVANTAGE VT            WELLS FARGO
                                            ADVANTAGE VT           SMALL/MID CAP          ADVANTAGE VT
                                           DISCOVERY FUND           VALUE FUND          OPPORTUNITY FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(8,271)              $(10,632)                $1,163
 Net realized gain (loss) on security
  transactions                                    (8,613)               (83,246)                (7,679)
 Net realized gain on distributions                   --                124,216                 67,135
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (300,921)              (351,165)              (208,746)
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                     (317,805)              (320,827)              (148,127)
                                             -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                         1,810                  6,412                     --
 Net transfers                                   112,483                 22,794                 27,197
 Surrenders for benefit payments and
  fees                                           (10,394)              (190,623)                (3,417)
 Other Settlements                                    --                      2                     --
 Net annuity transactions                             --                     --                     --
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions               103,899               (161,415)                23,780
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets          (213,906)              (482,242)              (124,347)
NET ASSETS:
 Beginning of year                               604,595                847,547                334,546
                                             -----------            -----------            -----------
 End of year                                    $390,689               $365,305               $210,199
                                             ===========            ===========            ===========

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2009

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account One (the "Account") is a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the Evergreen VA Diversified Capital Builder Fund, Evergreen VA Growth Fund, Evergreen VA International Equity Fund, Evergreen VA Omega Fund, Evergreen VA Special Values Fund, Evergreen VA Fundamental Large Cap Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Fundamental Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Equity HLS Fund, Hartford Global Health HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Growth HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap Growth HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford SmallCap Value HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Equity Income HLS Fund, BlackRock Global Growth V.I. Fund, BlackRock Large Cap Growth V.I. Fund, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, Prudential Series International Growth, Wells Fargo Advantage VT Asset Allocation Fund, Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Equity Income Fund, Wells Fargo Advantage VT C&B Large Cap Value Fund, Wells Fargo Advantage VT Large Company Core Fund, Wells Fargo Advantage VT International Core Fund, Wells Fargo Advantage VT Large Company Growth Fund, Wells Fargo Advantage VT Money Market Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Small/Mid Cap Value Fund, and Wells Fargo Advantage VT Opportunity Fund.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in, first out method. Dividend and net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate is fair value measurements. Actual results could vary from the amounts derived from management's estimates.

       e) SUBSEQUENT EVENTS -- Management has evaluated events subsequent to December 31, 2009 and through the Account's financial statement issuance date of February 23, 2010, noting there are no subsequent events requiring disclosure. Management has not evaluated subsequent events after that date for presentation in these financial statements.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company

-------------------------------------------------------------------------------

       and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

       g) FAIR VALUE MEASUREMENTS -- The Account's investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the closing net asset value as determined by the appropriate Fund, which in turn value their investment securities at fair value, as of December 31, 2009.

       For financial instruments that are carried at fair value a hierarchy is used to place the instruments into three broad levels (Level 1, 2 or 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       LEVEL 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open ended management investment companies ("mutual funds").

       LEVEL 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       LEVEL 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2009, the Account invests in mutual funds which are carried at fair value and represent Level 1 investments under the Fair Value hierarchy levels. There were no Level 2 or Level 3 investments in the Account.

       h) ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- Management has continued to evaluate the application of ASC 740-10 to the Account to determine whether or not there are uncertain tax positions that require financial statement recognition. Based on this review, the Account has determined no reserves for uncertain tax positions were required to have been recorded as a result of the adoption of ASC 740-10. The Account is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The 2007 through 2009 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

       i) REGULATORY DEVELOPMENTS -- On July 23, 2007, the Hartford Financial Services Group (the "Parent Company") entered into an agreement with the New York Attorney General's Office, the Connecticut Attorney General's Office, and the Illinois Attorney General's Office to resolve the investigation by the New York Attorney General's Office of aspects of the Parent Company's variable annuity and mutual fund operations related to market timing.

       In May 2008, the Parent Company paid restitution to the Account to compensate certain variable annuity contract owners for market timing activities from 1998 through 2003. The restitution associated with this settlement is included in the accompanying 2008 statements of changes in net assets in the other settlements line item.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Company, as an insurer of variable annuity contracts, will charge an expense at a maximum annual rate of 1.50% of the contract's value for the mortality and expense risks undertaken by the Company.

       b) TAX EXPENSE CHARGE -- If applicable, the Company will make deductions at a maximum rate of 3.5% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed on partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

       c) ANNUAL MAINTENANCE FEE -- An annual maintenance fee in the range of $25 to $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       d) RIDER CHARGES -- The Company will charge an expense for various Rider charges, which are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Footnote 6, Financial Highlights.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2009 were as follows:

                                                 PURCHASES          PROCEEDS
SUB-ACCOUNT                                       AT COST          FROM SALES
--------------------------------------------------------------------------------
Evergreen VA Diversified Capital Builder
 Fund                                                 $174,981          $245,319
Evergreen VA Growth Fund                                63,248           395,159
Evergreen VA International Equity Fund                 499,672         1,183,658
Evergreen VA Omega Fund                                184,425           413,407
Evergreen VA Special Values Fund                       634,702         1,153,276
Evergreen VA Fundamental Large Cap Fund                199,467           436,847
Hartford Advisers HLS Fund                          69,378,571       420,922,633
Hartford Total Return Bond HLS Fund                216,140,601       223,303,829
Hartford Capital Appreciation HLS Fund             109,573,140       567,880,730
Hartford Dividend and Growth HLS Fund               94,482,675       394,197,724
Hartford Fundamental Growth HLS Fund                12,595,794        12,993,397
Hartford Global Advisers HLS Fund                    9,680,366        32,630,258
Hartford Global Equity HLS Fund                      9,528,208        11,151,193
Hartford Global Health HLS Fund                      2,430,328        23,440,682
Hartford Global Growth HLS Fund                     16,007,433        60,363,265
Hartford Disciplined Equity HLS Fund                20,921,162        72,429,292
Hartford Growth HLS Fund                            10,543,525        45,323,509
Hartford Growth Opportunities HLS Fund              28,125,201        61,885,793
Hartford High Yield HLS Fund                       115,005,272        81,301,182
Hartford Index HLS Fund                             19,364,781        55,949,595
Hartford International Growth HLS Fund              18,015,489        58,635,424
Hartford International Small Company HLS
 Fund                                               18,530,150        25,253,904
Hartford International Opportunities HLS
 Fund                                               54,500,453       115,708,123
Hartford MidCap Growth HLS Fund                     37,731,346        14,655,700
Hartford MidCap HLS Fund                             2,951,013        80,986,685
Hartford MidCap Value HLS Fund                       7,427,015        68,082,429
Hartford Money Market HLS Fund                     254,597,856       659,068,456
Hartford SmallCap Value HLS Fund                    11,308,519         8,441,654
Hartford Small Company HLS Fund                     11,005,692        53,448,118
Hartford SmallCap Growth HLS Fund                   17,815,752        41,612,067
Hartford Stock HLS Fund                             35,266,974       236,306,125
Hartford U.S. Government Securities HLS Fund        87,348,071       187,798,973
Hartford Value HLS Fund                             10,908,820        32,061,469
Hartford Value Opportunities HLS Fund               16,264,945        27,901,694
Hartford Equity Income HLS Fund                     21,710,117        36,842,007

-------------------------------------------------------------------------------

                                                 PURCHASES          PROCEEDS
SUB-ACCOUNT                                       AT COST          FROM SALES
--------------------------------------------------------------------------------
BlackRock Global Growth V.I. Fund                     $590,997          $290,502
BlackRock Large Cap Growth V.I. Fund                   122,627           145,806
Jennison 20/20 Focus Portfolio                          53,487            12,308
Jennison Portfolio                                      25,739            33,874
Prudential Value Portfolio                               2,565             5,909
Prudential Series International Growth                  14,765            13,134
Wells Fargo Advantage VT Asset Allocation
 Fund                                                1,280,437         3,514,988
Wells Fargo Advantage VT Total Return Bond
 Fund                                                3,790,773         6,720,306
Wells Fargo Advantage VT Equity Income Fund            499,956         1,089,271
Wells Fargo Advantage VT C&B Large Cap Value
 Fund                                                   80,189           395,686
Wells Fargo Advantage VT Large Company Core
 Fund                                                   16,139            76,744
Wells Fargo Advantage VT International Core
 Fund                                                  635,626           990,601
Wells Fargo Advantage VT Large Company
 Growth Fund                                         1,743,014         3,612,782
Wells Fargo Advantage VT Money Market Fund           3,549,710         5,358,593
Wells Fargo Advantage VT Small Cap Growth
 Fund                                                  867,935         1,339,623
Wells Fargo Advantage VT Discovery Fund                370,035           429,181
Wells Fargo Advantage VT Small/Mid Cap Value
 Fund                                                  346,935           208,369
Wells Fargo Advantage VT Opportunity Fund              844,962           874,365
                                              ----------------  ----------------
                                                $1,355,751,655    $3,739,515,618
                                              ================  ================

5.   CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2009 were as follows:

                                              UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED       (DECREASE)
-------------------------------------------------------------------------------------------
Evergreen VA Diversified Capital Builder
 Fund                                           137,086        344,045        (206,959)
Evergreen VA Growth Fund                         90,975        431,439        (340,464)
Evergreen VA International Equity Fund          411,371      1,302,316        (890,945)
Evergreen VA Omega Fund                         251,943        654,467        (402,524)
Evergreen VA Special Values Fund                561,323        914,760        (353,437)
Evergreen VA Fundamental Large Cap Fund         172,443        371,705        (199,262)
Hartford Advisers HLS Fund                   25,787,564    214,737,703    (188,950,139)
Hartford Total Return Bond HLS Fund          99,110,993    124,343,234     (25,232,241)
Hartford Capital Appreciation HLS Fund       53,331,444    211,566,315    (158,234,871)
Hartford Dividend and Growth HLS Fund        40,691,879    222,682,159    (181,990,280)
Hartford Fundamental Growth HLS Fund         14,030,022     14,891,608        (861,586)
Hartford Global Advisers HLS Fund             9,317,394     25,134,685     (15,817,291)
Hartford Global Equity HLS Fund               1,237,229      1,579,295        (342,066)
Hartford Global Health HLS Fund               1,087,115     13,671,873     (12,584,758)
Hartford Global Growth HLS Fund              15,329,546     60,872,727     (45,543,181)
Hartford Disciplined Equity HLS Fund         17,824,050     83,209,824     (65,385,774)
Hartford Growth HLS Fund                     10,738,984     46,534,793     (35,795,809)
Hartford Growth Opportunities HLS Fund       18,510,487     47,025,020     (28,514,533)
Hartford High Yield HLS Fund                 74,972,982     65,392,154       9,580,828
Hartford Index HLS Fund                      13,928,541     34,413,694     (20,485,153)
Hartford International Growth HLS Fund       17,398,659     66,626,823     (49,228,164)
Hartford International Small Company HLS
 Fund                                        11,138,645     16,978,424      (5,839,779)
Hartford International Opportunities HLS
 Fund                                        41,780,752     90,717,393     (48,936,641)

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                              UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED       (DECREASE)
-------------------------------------------------------------------------------------------
Hartford MidCap Growth HLS Fund               5,469,404      2,039,764       3,429,640
Hartford MidCap HLS Fund                        609,226     28,010,712     (27,401,486)
Hartford MidCap Value HLS Fund                4,564,721     58,161,276     (53,596,555)
Hartford Money Market HLS Fund              187,560,586    470,237,053    (282,676,467)
Hartford SmallCap Value HLS Fund              1,416,567      1,046,590         369,977
Hartford Small Company HLS Fund              11,339,652     43,464,097     (32,124,445)
Hartford SmallCap Growth HLS Fund            19,009,032     43,742,495     (24,733,463)
Hartford Stock HLS Fund                      25,199,945    151,318,228    (126,118,283)
Hartford U.S. Government Securities HLS
 Fund                                        80,001,678    163,685,170     (83,683,492)
Hartford Value HLS Fund                       9,666,090     32,913,277     (23,247,187)
Hartford Value Opportunities HLS Fund        14,623,862     28,163,914     (13,540,052)
Hartford Equity Income HLS Fund              16,181,580     34,760,430     (18,578,850)
BlackRock Global Growth V.I. Fund               555,711        279,896         275,815
BlackRock Large Cap Growth V.I. Fund            156,840        175,232         (18,392)
Jennison 20/20 Focus Portfolio                   46,033          9,273          36,760
Jennison Portfolio                               18,297         43,783         (25,486)
Prudential Value Portfolio                            1          3,373          (3,372)
Prudential Series International Growth           17,954         14,549           3,405
Wells Fargo Advantage VT Asset
 Allocation Fund                              1,014,714      3,472,904      (2,458,190)
Wells Fargo Advantage VT Total Return
 Bond Fund                                    2,537,517      5,126,200      (2,588,683)
Wells Fargo Advantage VT Equity Income
 Fund                                           476,959      1,162,607        (685,648)
Wells Fargo Advantage VT C&B Large Cap
 Value Fund                                      61,584        403,138        (341,554)
Wells Fargo Advantage VT Large Company
 Core Fund                                       11,221         95,662         (84,441)
Wells Fargo Advantage VT International
 Core Fund                                      644,109      1,093,845        (449,736)
Wells Fargo Advantage VT Large Company
 Growth Fund                                  2,297,708      4,411,631      (2,113,923)
Wells Fargo Advantage VT Money Market
 Fund                                         3,446,083      5,092,544      (1,646,461)
Wells Fargo Advantage VT Small Cap
 Growth Fund                                    865,543      1,150,701        (285,158)
Wells Fargo Advantage VT Discovery Fund          44,921         47,857          (2,936)
Wells Fargo Advantage VT Small/Mid Cap
 Value Fund                                      33,600         24,761           8,839
Wells Fargo Advantage VT Opportunity
 Fund                                            98,122         87,812          10,310

    The changes in units outstanding for the year ended December 31, 2008 were as follows:

                                              UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED       (DECREASE)
-------------------------------------------------------------------------------------------
Evergreen VA Diversified Capital Builder
 Fund                                           555,725        801,211        (245,486)
Evergreen VA Growth Fund                        219,510        640,802        (421,292)
Evergreen VA International Equity Fund          924,199      2,299,474      (1,375,275)
Evergreen VA Omega Fund                         749,932      1,267,078        (517,146)
Evergreen VA Special Values Fund                617,123      1,642,147      (1,025,024)
Evergreen VA Fundamental Large Cap Fund         205,885        526,696        (320,811)
Hartford Advisers HLS Fund                   43,121,986    358,875,640    (315,753,654)
Hartford LargeCap Growth HLS Fund               323,928         68,763         255,165
Hartford Total Return Bond HLS Fund          84,869,619    231,956,602    (147,086,983)
Hartford Capital Appreciation HLS Fund       73,501,766    329,350,873    (255,849,107)
Hartford Dividend and Growth HLS Fund        60,477,045    355,664,451    (295,187,406)
Hartford Fundamental Growth HLS Fund         18,718,385     24,885,859      (6,167,474)
Hartford Global Advisers HLS Fund            20,565,482     41,828,564     (21,263,082)
Hartford Global Equity HLS Fund              10,403,413    112,170,784    (101,767,371)

-------------------------------------------------------------------------------

                                              UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED       (DECREASE)
-------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund               2,599,729     23,188,470     (20,588,741)
Hartford Global Growth HLS Fund              29,999,929     96,912,598     (66,912,669)
Hartford Disciplined Equity HLS Fund         26,871,866    125,138,767     (98,266,901)
Hartford Growth HLS Fund                     20,311,215     69,718,074     (49,406,859)
Hartford Growth Opportunities HLS Fund       27,834,098     74,564,341     (46,730,243)
Hartford High Yield HLS Fund                 43,495,600     96,358,023     (52,862,423)
Hartford Index HLS Fund                      17,724,747     68,878,136     (51,153,389)
Hartford International Growth HLS Fund       31,299,017     96,434,577     (65,135,560)
Hartford International Small Company HLS
 Fund                                         9,178,821     36,038,294     (26,859,473)
Hartford International Opportunities HLS
 Fund                                        45,948,905    130,123,641     (84,174,736)
Hartford MidCap Growth HLS Fund               2,974,326        525,238       2,449,088
Hartford MidCap HLS Fund                      1,055,089     41,828,512     (40,773,423)
Hartford MidCap Value HLS Fund               12,851,489     99,942,421     (87,090,932)
Hartford Money Market HLS Fund              642,036,033    370,578,689     271,457,344
Hartford SmallCap Value HLS Fund              1,058,213        290,113         768,100
Hartford Small Company HLS Fund              19,779,058     79,063,698     (59,284,640)
Hartford SmallCap Growth HLS Fund            23,913,819     64,524,779     (40,610,960)
Hartford Stock HLS Fund                      43,821,251    211,368,541    (167,547,290)
Hartford U.S. Government Securities HLS
 Fund                                       298,787,945    283,752,623      15,035,322
Hartford Value HLS Fund                      15,326,851     53,410,254     (38,083,403)
Hartford Value Opportunities HLS Fund        10,516,953     64,937,769     (54,420,816)
Hartford Equity Income HLS Fund              16,409,678     47,711,679     (31,302,001)
BlackRock Global Growth V.I. Fund               584,650        882,098        (297,448)
BlackRock Large Cap Growth V.I. Fund             74,584        809,704        (735,120)
Jennison 20/20 Focus Portfolio                   15,603         67,775         (52,172)
Jennison Portfolio                                7,491         39,765         (32,274)
Prudential Value Portfolio                        3,490         16,665         (13,175)
Prudential Series International Growth           14,283         43,719         (29,436)
Wells Fargo Advantage VT Asset
 Allocation Fund                              1,390,043      8,162,290      (6,772,247)
Wells Fargo Advantage VT Total Return
 Bond Fund                                    2,039,097      6,663,444      (4,624,347)
Wells Fargo Advantage VT Equity Income
 Fund                                           450,924      3,145,518      (2,694,594)
Wells Fargo Advantage VT C&B Large Cap
 Value Fund                                     421,130      1,111,175        (690,045)
Wells Fargo Advantage VT Large Company
 Core Fund                                       69,752        248,701        (178,949)
Wells Fargo Advantage VT International
 Core Fund                                    1,197,277      2,095,038        (897,761)
Wells Fargo Advantage VT Large Company
 Growth Fund                                  1,164,968      5,233,126      (4,068,158)
Wells Fargo Advantage VT Money Market
 Fund                                         7,771,617      3,846,557       3,925,060
Wells Fargo Advantage VT Small Cap
 Growth Fund                                    324,338      1,065,853        (741,515)
Wells Fargo Advantage VT Discovery Fund          17,129         10,004           7,125
Wells Fargo Advantage VT Small/Mid Cap
 Value Fund                                      17,219         30,433         (13,214)
Wells Fargo Advantage VT Opportunity
 Fund                                             4,038          2,288           1,750

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for each series in each Sub-Account that has outstanding units.

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED CAPITAL
 BUILDER FUND
 2009  Lowest contract charges                   68,014       $0.827090           $56,253
    Highest contract charges                      4,083       13.782881            56,272
    Remaining contract charges                1,361,831              --         1,060,841
 2008  Lowest contract charges                   67,504        0.596473            40,264
    Highest contract charges                     78,315        0.549126            43,005
    Remaining contract charges                1,495,068              --           845,620
 2007  Lowest contract charges                   63,313        1.108514            70,182
    Highest contract charges                      8,737        1.035468             9,047
    Remaining contract charges                1,814,323              --         1,916,461
 2006  Lowest contract charges                   85,052        1.031638            87,743
    Highest contract charges                      8,738        0.992178             8,668
    Remaining contract charges                1,682,558              --         1,693,816
 2005  Lowest contract charges                  132,154        0.952874           125,925
    Highest contract charges                      8,737        0.923312             8,067
    Remaining contract charges                1,979,104              --         1,848,541
EVERGREEN VA GROWTH FUND
 2009  Lowest contract charges                   13,411        1.266587            16,986
    Highest contract charges                      6,308        0.848829             5,355
    Remaining contract charges                1,026,257              --           906,711
 2008  Lowest contract charges                  155,539        0.917532           142,712
    Highest contract charges                      6,313        0.620765             3,919
    Remaining contract charges                1,224,588              --           798,265
 2007  Lowest contract charges                  183,800        1.578175           290,069
    Highest contract charges                      6,313        1.077942             6,805
    Remaining contract charges                1,617,619              --         1,815,497
 2006  Lowest contract charges                  182,814        1.439068           263,082
    Highest contract charges                      6,312        0.992301             6,277
    Remaining contract charges                2,243,944              --         2,300,073
 2005  Lowest contract charges                  186,527        1.312338           244,801
    Highest contract charges                      6,313        0.913552             5,767
    Remaining contract charges                2,360,517              --         2,215,638

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
EVERGREEN VA DIVERSIFIED CAPITAL
 BUILDER FUND
 2009  Lowest contract charges                1.25%              3.09%              38.66%
    Highest contract charges                  2.33%                --               37.15%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.25%                --              (46.19)%
    Highest contract charges                  2.28%                --              (46.76)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.24%              4.66%               5.36%
    Highest contract charges                  2.19%              4.18%               4.36%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.45%              2.44%               8.27%
    Highest contract charges                  2.20%              2.47%               7.46%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.45%              2.34%               3.77%
    Highest contract charges                  2.18%              1.61%               3.00%
    Remaining contract charges                  --                 --                  --
EVERGREEN VA GROWTH FUND
 2009  Lowest contract charges                1.26%              0.03%              38.04%
    Highest contract charges                  2.20%              0.01%              36.74%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.25%              0.03%             (41.86)%
    Highest contract charges                  2.21%              0.03%             (42.41)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.25%                --                9.67%
    Highest contract charges                  2.19%                --                8.63%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.25%                --                9.66%
    Highest contract charges                  2.18%                --                8.62%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.25%                --                5.20%
    Highest contract charges                  2.18%                --                4.20%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND
 2009  Lowest contract charges                   79,191       $1.509133          $119,510
    Highest contract charges                      3,042       12.215925            37,160
    Remaining contract charges                4,739,503              --         4,309,292
 2008  Lowest contract charges                  224,773        1.317960           296,242
    Highest contract charges                     11,472        0.760955             8,730
    Remaining contract charges                5,476,436              --         4,380,059
 2007  Lowest contract charges                  277,053        2.280788           631,899
    Highest contract charges                    237,616        1.336156           317,492
    Remaining contract charges                6,573,287              --         9,213,972
 2006  Lowest contract charges                  261,431        2.008199           525,005
    Highest contract charges                    358,391        1.187683           425,653
    Remaining contract charges                7,888,570              --         9,766,696
 2005  Lowest contract charges                  343,556        1.651053           567,226
    Highest contract charges                    243,267        0.985775           239,807
    Remaining contract charges                7,849,754              --         7,985,419
EVERGREEN VA OMEGA FUND
 2009  Lowest contract charges                    6,015        0.963698             5,797
    Highest contract charges                        781       14.954691            11,678
    Remaining contract charges                1,804,117              --         1,326,442
 2008  Lowest contract charges                  210,688        0.668769           140,901
    Highest contract charges                      9,211        0.492323             4,535
    Remaining contract charges                1,993,538              --         1,014,777
 2007  Lowest contract charges                  191,926        0.931531           178,786
    Highest contract charges                     99,205        0.694724            68,920
    Remaining contract charges                2,439,452              --         1,737,869
 2006  Lowest contract charges                  201,336        0.843741           169,875
    Highest contract charges                    134,868        0.634304            85,547
    Remaining contract charges                3,005,463              --         1,947,994
 2005  Lowest contract charges                  200,388        0.807099           161,733
    Highest contract charges                    135,732        0.611631            83,018
    Remaining contract charges                3,784,505              --         2,355,769

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND
 2009  Lowest contract charges                1.25%              5.24%              14.51%
    Highest contract charges                  2.34%                --               13.25%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.26%                --              (42.22)%
    Highest contract charges                  2.28%                --              (42.82)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.25%              2.20%              13.57%
    Highest contract charges                  2.20%              2.29%              12.50%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.25%              3.19%              21.63%
    Highest contract charges                  2.20%              4.34%              20.48%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.25%              2.37%              14.56%
    Highest contract charges                  2.19%              2.69%              13.47%
    Remaining contract charges                  --                 --                  --
EVERGREEN VA OMEGA FUND
 2009  Lowest contract charges                1.23%                --               42.18%
    Highest contract charges                  0.48%                --               40.63%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.40%                --              (28.21)%
    Highest contract charges                  2.28%                --              (28.85)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.40%              0.54%              10.41%
    Highest contract charges                  2.20%              0.55%               9.53%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.40%                --                4.54%
    Highest contract charges                  2.20%                --                3.71%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.40%              0.19%               2.40%
    Highest contract charges                  2.19%              0.19%               1.59%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND
 2009  Lowest contract charges                   12,107       $1.698657           $20,565
    Highest contract charges                      8,372        1.219626            10,211
    Remaining contract charges                2,410,940              --         3,331,539
 2008  Lowest contract charges                   12,107        1.329223            16,093
    Highest contract charges                      8,372        0.964433             8,074
    Remaining contract charges                2,764,377              --         3,043,020
 2007  Lowest contract charges                   12,366        1.959381            24,227
    Highest contract charges                    127,219        1.442428           183,505
    Remaining contract charges                3,670,295              --         5,928,304
 2006  Lowest contract charges                   13,746        2.145281            29,490
    Highest contract charges                    204,872        1.594356           326,639
    Remaining contract charges                4,220,297              --         7,446,972
 2005  Lowest contract charges                   13,759        1.787161            24,593
    Highest contract charges                    115,269        1.340881           154,561
    Remaining contract charges                4,392,965              --         6,507,426
EVERGREEN VA FUNDAMENTAL LARGE CAP
 FUND
 2009  Lowest contract charges                       79        1.251065                99
    Highest contract charges                     22,076        1.164512            25,708
    Remaining contract charges                1,336,230              --         1,660,304
 2008  Lowest contract charges                      149        0.931061               139
    Highest contract charges                      9,193        0.874909             8,043
    Remaining contract charges                1,548,305              --         1,443,739
 2007  Lowest contract charges                  243,325        1.462116           355,769
    Highest contract charges                     13,222        1.331900            17,611
    Remaining contract charges                1,621,911              --         2,274,204
 2006  Lowest contract charges                  268,797        1.367151           367,486
    Highest contract charges                     13,327        1.257282            16,794
    Remaining contract charges                2,018,095              --         2,677,952
 2005  Lowest contract charges                  286,517        1.228645           352,066
    Highest contract charges                     11,752        1.140692            13,405
    Remaining contract charges                2,156,214              --         2,587,475

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND
 2009  Lowest contract charges                1.25%              0.66%              27.79%
    Highest contract charges                  2.30%              0.65%              26.46%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.25%              1.22%             (32.16)%
    Highest contract charges                  2.27%              1.64%             (32.87)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.24%              0.99%              (8.67)%
    Highest contract charges                  2.20%              1.35%              (9.53)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.25%              0.79%              20.04%
    Highest contract charges                  2.20%              1.00%              18.90%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.23%              1.07%               9.39%
    Highest contract charges                  2.19%              1.12%               8.35%
    Remaining contract charges                  --                 --                  --
EVERGREEN VA FUNDAMENTAL LARGE CAP
 FUND
 2009  Lowest contract charges                1.42%              1.27%              34.37%
    Highest contract charges                  2.19%              1.43%              33.10%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.34%              2.48%             (33.68)%
    Highest contract charges                  2.21%              1.55%             (34.31)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.25%              1.11%               6.95%
    Highest contract charges                  2.19%              1.12%               5.94%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.25%              1.24%              11.27%
    Highest contract charges                  2.20%              1.32%              10.22%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.25%              0.92%               7.66%
    Highest contract charges                  2.16%              1.56%               6.64%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 2009  Lowest contract charges                   58,056       $1.111688           $64,540
    Highest contract charges                      2,340       13.117789            30,701
    Remaining contract charges              920,351,917              --     2,077,842,257
 2008  Lowest contract charges                   58,056        0.856668            49,735
    Highest contract charges                     50,568        0.805751            40,745
    Remaining contract charges            1,109,253,828              --     1,962,068,185
 2007  Lowest contract charges                   58,052        1.258189            73,039
    Highest contract charges                     24,166        1.206763            29,162
    Remaining contract charges            1,425,033,888              --     3,719,854,361
 2006  Lowest contract charges                   58,051        1.184617            68,768
    Highest contract charges                     14,050        1.053479            14,799
    Remaining contract charges            1,732,946,990              --     4,345,442,792
 2005  Lowest contract charges                   58,051        1.074372            62,373
    Highest contract charges                     12,606        0.976191            12,305
    Remaining contract charges            2,115,972,255              --     4,930,312,830
HARTFORD TOTAL RETURN BOND HLS FUND
 2009  Lowest contract charges                   12,941        1.508171            19,517
    Highest contract charges                      4,938       11.497285            56,776
    Remaining contract charges              634,345,880              --     1,269,815,511
 2008  Lowest contract charges                   12,941        1.316589            17,038
    Highest contract charges                     42,968        1.285266            55,225
    Remaining contract charges              659,540,091              --     1,157,114,634
 2007  Lowest contract charges                   12,938        1.430981            18,515
    Highest contract charges                    290,767        1.427293           415,009
    Remaining contract charges              806,379,278              --     1,535,749,184
 2006  Lowest contract charges                   12,938        1.372618            17,759
    Highest contract charges                    182,708        1.395328           254,938
    Remaining contract charges              831,226,748              --     1,545,088,723
 2005  Lowest contract charges                   12,938        1.314966            17,012
    Highest contract charges                    143,519        1.362355           195,524
    Remaining contract charges              904,269,666              --     1,642,971,456

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 2009  Lowest contract charges                0.40%              2.34%              29.77%
    Highest contract charges                  0.26%              1.62%              26.69%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.40%              3.19%             (31.91)%
    Highest contract charges                  2.36%              2.54%             (33.23)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.40%              2.26%               6.21%
    Highest contract charges                  2.30%             18.71%               4.16%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.40%              2.44%              10.26%
    Highest contract charges                  2.30%              2.15%               7.92%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.40%              3.27%               6.81%
    Highest contract charges                  2.29%              3.47%               4.54%
    Remaining contract charges                  --                 --                  --
HARTFORD TOTAL RETURN BOND HLS FUND
 2009  Lowest contract charges                0.40%              3.91%              14.55%
    Highest contract charges                  2.51%             16.91%              12.12%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.40%              6.84%              (7.99)%
    Highest contract charges                  2.36%              5.36%              (9.77)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.40%              5.31%               4.25%
    Highest contract charges                  2.29%              6.00%               2.29%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.40%              5.00%               4.38%
    Highest contract charges                  2.30%              4.96%               2.42%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.40%              7.39%               2.04%
    Highest contract charges                  2.30%              6.79%               0.12%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
 2009  Lowest contract charges                  249,370       $1.466084          $365,597
    Highest contract charges                      4,241       14.824672            62,864
    Remaining contract charges              981,774,821              --     3,385,508,252
 2008  Lowest contract charges                  249,370        1.010492           251,986
    Highest contract charges                     58,278        1.352692            78,832
    Remaining contract charges            1,139,955,655              --     2,762,925,864
 2007  Lowest contract charges                  259,386        1.864788           483,696
    Highest contract charges                  1,137,656        2.550705         2,901,826
    Remaining contract charges            1,394,715,368              --     6,243,708,798
 2006  Lowest contract charges                  260,904        1.602581           418,120
    Highest contract charges                  1,225,025        2.234095         2,736,820
    Remaining contract charges            1,684,114,647              --     6,501,139,868
 2005  Lowest contract charges                  264,832        1.379752           365,399
    Highest contract charges                  1,664,531        1.960362         3,263,083
    Remaining contract charges            2,006,147,874              --     6,717,973,125
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2009  Lowest contract charges                   31,914        1.315286            41,976
    Highest contract charges                     17,143       12.531544           214,833
    Remaining contract charges            1,031,792,878              --     2,117,264,642
 2008  Lowest contract charges                   39,811        1.059185            42,167
    Highest contract charges                    147,401        1.045601           154,122
    Remaining contract charges            1,213,645,003              --     2,036,202,874
 2007  Lowest contract charges                   51,112        1.573866            80,443
    Highest contract charges                     20,475        1.584338            32,439
    Remaining contract charges            1,508,948,034              --     3,776,307,363
 2006  Lowest contract charges                   52,868        1.459674            77,170
    Highest contract charges                     58,021        1.298113            75,314
    Remaining contract charges            1,719,432,896              --     4,059,301,116
 2005  Lowest contract charges                   55,145        1.217612            67,145
    Highest contract charges                     48,430        1.106360            53,581
    Remaining contract charges            1,944,019,672              --     3,902,710,533

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
 2009  Lowest contract charges                0.40%              0.97%              45.09%
    Highest contract charges                  2.54%              4.94%              42.00%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.40%              1.79%             (45.81)%
    Highest contract charges                  2.35%              2.23%             (46.86)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.40%              0.12%              16.36%
    Highest contract charges                  2.30%              0.12%              14.17%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.40%              1.39%              16.15%
    Highest contract charges                  2.30%              1.12%              13.96%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.40%              0.95%              15.08%
    Highest contract charges                  2.29%              0.94%              12.92%
    Remaining contract charges                  --                 --                  --
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2009  Lowest contract charges                0.40%              2.06%              24.18%
    Highest contract charges                  2.52%              5.29%              21.23%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.40%              1.94%             (32.70)%
    Highest contract charges                  2.35%              2.43%             (34.00)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.40%              1.68%               7.82%
    Highest contract charges                  2.30%             14.16%               5.74%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.40%              1.80%              19.88%
    Highest contract charges                  2.30%              1.48%              17.33%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.40%              1.92%               5.54%
    Highest contract charges                  2.29%              1.59%               3.29%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD FUNDAMENTAL GROWTH HLS FUND
 2009  Lowest contract charges                  624,819       $1.124869          $702,839
    Highest contract charges                      1,004       14.117758            14,171
    Remaining contract charges               41,778,829              --        43,715,977
 2008  Lowest contract charges                  671,510        0.795823           534,403
    Highest contract charges                     13,828        0.702234             9,711
    Remaining contract charges               42,580,900              --        31,768,434
 2007  Lowest contract charges                  718,162        1.365451           980,616
    Highest contract charges                      3,599        1.226197             4,413
    Remaining contract charges               48,711,951              --        62,894,298
 2006  Lowest contract charges                1,043,288        1.195607         1,247,362
    Highest contract charges                     16,137        1.092646            17,630
    Remaining contract charges               51,730,696              --        58,959,152
 2005  Lowest contract charges                1,411,875        1.098391         1,550,791
    Highest contract charges                     16,384        1.021526            16,737
    Remaining contract charges               66,079,113              --        69,746,595
HARTFORD GLOBAL ADVISERS HLS FUND
 2009  Lowest contract charges                2,211,147        1.234425         2,729,495
    Highest contract charges                        223       12.402805             2,770
    Remaining contract charges               91,953,585              --       138,145,221
 2008  Lowest contract charges                2,405,040        1.015760         2,442,944
    Highest contract charges                     81,580        0.770641            62,869
    Remaining contract charges              107,495,626              --       134,888,071
 2007  Lowest contract charges                3,296,488        1.516962         5,000,645
    Highest contract charges                     75,943        1.171232            88,947
    Remaining contract charges              127,872,897              --       239,628,548
 2006  Lowest contract charges                3,505,215        1.311559         4,597,296
    Highest contract charges                     10,665        1.030536            10,989
    Remaining contract charges              145,289,147              --       239,574,064
 2005  Lowest contract charges                3,871,859        1.214766         4,703,400
    Highest contract charges                     27,199        0.971333            26,420
    Remaining contract charges              174,181,883              --       268,493,148
HARTFORD GLOBAL EQUITY HLS FUND
 2009  Lowest contract charges                   68,653        8.729885           599,329
    Highest contract charges                      1,715       14.484824            24,836
    Remaining contract charges                5,517,895              --        47,452,338
 2008  Lowest contract charges                   77,555        6.191713           480,198
    Highest contract charges                        666        6.111707             4,070
    Remaining contract charges                5,852,108              --        35,980,834

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD FUNDAMENTAL GROWTH HLS FUND
 2009  Lowest contract charges                0.80%              0.67%              41.35%
    Highest contract charges                  2.54%              0.50%              38.55%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.80%              0.24%             (41.72)%
    Highest contract charges                  2.30%                --              (42.73)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.80%              0.05%              14.21%
    Highest contract charges                  2.31%              0.03%              12.22%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.80%              0.80%               8.85%
    Highest contract charges                  2.30%              0.52%               6.96%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.80%              1.83%               9.00%
    Highest contract charges                  2.29%              1.47%               7.11%
    Remaining contract charges                  --                 --                  --
HARTFORD GLOBAL ADVISERS HLS FUND
 2009  Lowest contract charges                0.80%                --               21.53%
    Highest contract charges                  2.51%                --               19.42%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.80%              3.98%             (33.04)%
    Highest contract charges                  2.30%              3.88%             (34.20)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.80%              0.89%              15.66%
    Highest contract charges                  2.24%              2.18%              13.65%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.80%              2.91%               7.97%
    Highest contract charges                  2.30%              2.33%               6.10%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.80%              3.66%               2.55%
    Highest contract charges                  2.29%              3.28%               0.77%
    Remaining contract charges                  --                 --                  --
HARTFORD GLOBAL EQUITY HLS FUND
 2009  Lowest contract charges                0.80%              1.06%              40.99%
    Highest contract charges                  2.45%              1.71%              38.29%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.67%              1.74%             (40.99)%
    Highest contract charges                  1.92%              2.61%             (41.60)%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
 2009  Lowest contract charges                  726,274       $2.101478        $1,526,249
    Highest contract charges                        762       13.103619             9,989
    Remaining contract charges               44,483,290              --        86,991,307
 2008  Lowest contract charges                  936,629        1.726221         1,616,828
    Highest contract charges                      3,108        1.531774             4,761
    Remaining contract charges               56,855,347              --        91,909,193
 2007  Lowest contract charges                1,295,132        2.337661         3,027,575
    Highest contract charges                     17,094        2.077724            35,518
    Remaining contract charges               77,071,599              --       170,001,153
 2006  Lowest contract charges                1,549,418        2.220498         3,440,481
    Highest contract charges                     13,216        2.008463            26,552
    Remaining contract charges               95,379,134              --       201,371,197
 2005  Lowest contract charges                1,780,113        2.013151         3,583,636
    Highest contract charges                     15,367        1.853044            28,475
    Remaining contract charges              114,224,545              --       220,260,788
HARTFORD GLOBAL GROWTH HLS FUND
 2009  Lowest contract charges                7,371,540        1.137274         8,383,461
    Highest contract charges                        204       13.930217             2,847
    Remaining contract charges              224,263,397              --       261,737,935
 2008  Lowest contract charges                9,080,093        0.845182         7,674,331
    Highest contract charges                    274,273        0.511208           140,211
    Remaining contract charges              267,823,956              --       234,015,511
 2007  Lowest contract charges               11,047,741        1.792067        19,798,291
    Highest contract charges                     97,467        1.103136           107,519
    Remaining contract charges              332,945,783              --       614,465,493
 2006  Lowest contract charges               13,384,065        1.444593        19,334,527
    Highest contract charges                     51,327        0.904949            46,450
    Remaining contract charges              392,379,420              --       588,535,882
 2005  Lowest contract charges                   74,769        1.183402            88,482
    Highest contract charges                     57,306        0.813279            46,606
    Remaining contract charges              466,392,174              --       619,001,709

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
 2009  Lowest contract charges                0.80%              0.53%              21.74%
    Highest contract charges                  2.45%              0.87%              19.39%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.80%              0.39%             (26.16)%
    Highest contract charges                  2.31%              1.35%             (27.29)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.80%              0.10%               5.28%
    Highest contract charges                  2.29%                --                3.45%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.80%              0.06%              10.30%
    Highest contract charges                  2.30%                --                8.39%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.80%              0.07%              11.53%
    Highest contract charges                  2.29%                --                9.60%
    Remaining contract charges                  --                 --                  --
HARTFORD GLOBAL GROWTH HLS FUND
 2009  Lowest contract charges                0.80%              0.71%              34.56%
    Highest contract charges                  2.53%              2.38%              32.23%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.80%              0.63%             (52.84)%
    Highest contract charges                  2.31%              0.50%             (53.66)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.80%              0.05%              24.05%
    Highest contract charges                  2.29%              0.05%              21.90%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.80%              0.75%              13.24%
    Highest contract charges                  2.30%              0.44%              11.27%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.39%              3.23%               2.18%
    Highest contract charges                  2.29%              0.42%               0.01%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
 2009  Lowest contract charges                   18,952       $0.956529           $18,128
    Highest contract charges                        310       12.766684             3,953
    Remaining contract charges              347,222,350              --       343,819,800
 2008  Lowest contract charges                   18,952        0.764335            14,486
    Highest contract charges                     10,645        0.801102             8,528
    Remaining contract charges              412,597,789              --       327,557,088
 2007  Lowest contract charges                   31,731        1.223354            38,817
    Highest contract charges                    125,720        1.310113           164,707
    Remaining contract charges              510,736,836              --       656,548,910
 2006  Lowest contract charges                   33,662        1.133664            38,161
    Highest contract charges                    158,971        1.237353           196,708
    Remaining contract charges              580,962,093              --       702,171,083
 2005  Lowest contract charges                   36,490        1.012174            36,933
    Highest contract charges                    168,145        1.125954           189,324
    Remaining contract charges              637,953,524              --       699,389,426
HARTFORD GROWTH HLS FUND
 2009  Lowest contract charges                4,433,529        1.215481         5,388,870
    Highest contract charges                        126       13.572477             1,709
    Remaining contract charges              135,647,512              --       154,358,043
 2008  Lowest contract charges                5,338,826        0.912708         4,872,789
    Highest contract charges                     82,671        0.814928            67,371
    Remaining contract charges              170,455,479              --       146,757,072
 2007  Lowest contract charges                6,780,686        1.580478        10,716,726
    Highest contract charges                     70,240        1.436132           100,873
    Remaining contract charges              218,432,909              --       328,272,767
 2006  Lowest contract charges                8,521,860        1.364233        11,625,803
    Highest contract charges                    154,582        1.275175           197,116
    Remaining contract charges              259,347,290              --       339,544,517
 2005  Lowest contract charges                9,550,737        1.314555        12,554,965
    Highest contract charges                     35,762        1.237093            44,241
    Remaining contract charges              289,950,901              --       369,000,855

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
 2009  Lowest contract charges                0.40%              1.62%              25.15%
    Highest contract charges                  2.52%              4.34%              22.48%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.40%              0.84%             (37.52)%
    Highest contract charges                  2.35%              1.28%             (38.73)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.40%              1.02%               7.91%
    Highest contract charges                  2.30%              0.90%               5.88%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.40%              1.11%              12.00%
    Highest contract charges                  2.30%              1.10%               9.89%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.40%              1.19%               6.16%
    Highest contract charges                  2.29%              1.26%               4.16%
    Remaining contract charges                  --                 --                  --
HARTFORD GROWTH HLS FUND
 2009  Lowest contract charges                0.80%              0.46%              33.17%
    Highest contract charges                  2.55%              0.25%              30.53%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.80%              0.24%             (42.25)%
    Highest contract charges                  2.31%                --              (43.26)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.80%              0.02%              15.85%
    Highest contract charges                  2.21%                --               13.84%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.80%              0.05%               3.78%
    Highest contract charges                  2.30%              0.05%               2.23%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.80%                --                3.83%
    Highest contract charges                  2.30%                --                2.04%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 2009  Lowest contract charges                1,518,541       $1.460873        $2,218,395
    Highest contract charges                        918       13.318747            12,230
    Remaining contract charges              149,203,818              --       205,177,667
 2008  Lowest contract charges                1,781,252        1.136210         2,023,876
    Highest contract charges                     44,008        1.028077            45,244
    Remaining contract charges              177,157,385              --       190,113,800
 2007  Lowest contract charges                2,157,650        2.107948         4,548,215
    Highest contract charges                     65,181        1.915846           124,876
    Remaining contract charges              223,490,057              --       448,182,685
 2006  Lowest contract charges                2,110,681        1.638923         3,459,244
    Highest contract charges                     29,546        1.515854            44,787
    Remaining contract charges              216,039,243              --       339,831,586
 2005  Lowest contract charges                1,684,494        1.474378         2,483,582
    Highest contract charges                     23,338        1.387503            32,381
    Remaining contract charges              220,377,309              --       314,347,967
HARTFORD HIGH YIELD HLS FUND
 2009  Lowest contract charges                4,019,476        1.579879         6,350,285
    Highest contract charges                      8,696       15.188959           132,084
    Remaining contract charges              208,173,693              --       313,290,829
 2008  Lowest contract charges                4,425,078        1.058467         4,683,799
    Highest contract charges                         79        0.979206                77
    Remaining contract charges              198,195,880              --       198,989,349
 2007  Lowest contract charges                5,661,411        1.427054         8,079,140
    Highest contract charges                    106,092        1.256502           133,304
    Remaining contract charges              249,715,957              --       340,595,997
 2006  Lowest contract charges                6,621,944        1.399506         9,267,451
    Highest contract charges                     17,010        1.253995            21,327
    Remaining contract charges              296,026,871              --       398,562,949
 2005  Lowest contract charges                7,595,721        1.269021         9,639,130
    Highest contract charges                    159,569        1.231061           196,439
    Remaining contract charges              329,174,859              --       405,286,769

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 2009  Lowest contract charges                0.80%              0.51%              28.57%
    Highest contract charges                  2.53%              1.21%              26.34%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.80%              0.34%             (46.10)%
    Highest contract charges                  2.36%              0.35%             (46.93)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.80%              0.15%              28.62%
    Highest contract charges                  2.29%              0.03%              26.39%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.80%              0.78%              11.16%
    Highest contract charges                  2.30%              0.46%               9.25%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.79%              0.30%              15.38%
    Highest contract charges                  2.25%                --               13.38%
    Remaining contract charges                  --                 --                  --
HARTFORD HIGH YIELD HLS FUND
 2009  Lowest contract charges                0.80%              8.83%              49.26%
    Highest contract charges                  2.53%             23.79%              46.31%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.80%              9.04%             (25.83)%
    Highest contract charges                  2.82%             16.93%             (26.97)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.80%              7.04%               1.97%
    Highest contract charges                  2.26%             21.69%               0.20%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.80%             14.58%              10.28%
    Highest contract charges                  2.29%             15.94%               8.37%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.80%              6.51%               1.31%
    Highest contract charges                  2.29%              6.58%              (0.20)%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
 2009  Lowest contract charges                    7,451       $0.973165            $7,251
    Highest contract charges                        883       12.511090            11,043
    Remaining contract charges              138,168,891              --       267,374,252
 2008  Lowest contract charges                   16,620        0.774539            12,873
    Highest contract charges                    152,827        0.595405            90,994
    Remaining contract charges              158,492,931              --       252,728,764
 2007  Lowest contract charges                   16,621        1.236554            20,552
    Highest contract charges                    156,227        0.971269           151,738
    Remaining contract charges              209,642,919              --       527,201,183
 2006  Lowest contract charges                   16,620        1.180119            19,614
    Highest contract charges                     71,204        1.125560            80,139
    Remaining contract charges              265,000,083              --       639,089,139
 2005  Lowest contract charges                   16,620        1.026231            17,055
    Highest contract charges                    136,806        0.997555           136,472
    Remaining contract charges              323,091,011              --       696,138,932
HARTFORD INTERNATIONAL GROWTH HLS FUND
 2009  Lowest contract charges                3,735,534        1.137772         4,250,186
    Highest contract charges                        427       13.283787             5,667
    Remaining contract charges              186,851,174              --       197,708,161
 2008  Lowest contract charges                4,637,052        0.891351         4,133,241
    Highest contract charges                    356,506        0.786532           280,403
    Remaining contract charges              234,821,741              --       196,174,029
 2007  Lowest contract charges                5,676,221        2.078935        11,800,493
    Highest contract charges                    177,309        1.866941           331,026
    Remaining contract charges              299,097,329              --       587,684,333
 2006  Lowest contract charges                5,047,842        1.691257         8,537,199
    Highest contract charges                     35,319        1.545615            54,590
    Remaining contract charges              323,139,302              --       520,469,198
 2005  Lowest contract charges                3,793,440        1.373957         5,212,029
    Highest contract charges                     31,764        1.277805            40,588
    Remaining contract charges              306,230,839              --       403,747,509

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD INDEX HLS FUND
 2009  Lowest contract charges                0.40%              1.24%              25.64%
    Highest contract charges                  2.50%              4.68%              22.97%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.40%              2.22%             (37.36)%
    Highest contract charges                  2.31%              1.91%             (38.70)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.40%              1.68%               4.78%
    Highest contract charges                  2.27%              7.94%               2.55%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.40%              1.76%              15.00%
    Highest contract charges                  2.31%              1.35%              12.83%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.40%              1.93%               4.09%
    Highest contract charges                  2.29%              2.24%               2.13%
    Remaining contract charges                  --                 --                  --
HARTFORD INTERNATIONAL GROWTH HLS FUND
 2009  Lowest contract charges                0.80%              1.76%              27.65%
    Highest contract charges                  2.52%              5.83%              25.43%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.80%              0.89%             (57.13)%
    Highest contract charges                  2.30%              0.76%             (57.87)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.80%              0.75%              22.92%
    Highest contract charges                  2.28%              1.06%              20.79%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.80%              0.95%              23.09%
    Highest contract charges                  2.30%              0.45%              20.96%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.79%              1.05%               5.31%
    Highest contract charges                  2.29%              0.57%               3.49%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 2009  Lowest contract charges                  462,876       $1.988905          $920,617
    Highest contract charges                      2,543       14.759074            37,529
    Remaining contract charges               52,367,146              --        96,930,583
 2008  Lowest contract charges                  498,011        1.452040           723,132
    Highest contract charges                     24,477        1.281243            31,362
    Remaining contract charges               58,149,856              --        79,293,980
 2007  Lowest contract charges                   35,563        2.611404            92,870
    Highest contract charges                     18,040        2.283426            41,192
    Remaining contract charges               85,478,214              --       205,811,845
 2006  Lowest contract charges                  664,860        2.351455         1,563,389
    Highest contract charges                      9,593        2.148944            20,608
    Remaining contract charges              102,732,100              --       230,578,459
 2005  Lowest contract charges                  469,120        1.832652           859,737
    Highest contract charges                      3,678        1.704431             6,268
    Remaining contract charges               95,644,370              --       168,582,135
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 2009  Lowest contract charges                3,829,129        1.348969         5,165,376
    Highest contract charges                      8,504       13.876207           118,004
    Remaining contract charges              341,592,239              --       554,991,804
 2008  Lowest contract charges                4,622,918        1.018898         4,710,282
    Highest contract charges                    269,225        0.976544           262,910
    Remaining contract charges              389,474,370              --       482,919,435
 2007  Lowest contract charges                    4,418        1.992965             8,805
    Highest contract charges                     90,760        1.734709           157,442
    Remaining contract charges              478,446,071              --     1,034,622,652
 2006  Lowest contract charges                    5,106        1.570299             8,019
    Highest contract charges                      4,175        1.396518             5,829
    Remaining contract charges              552,155,183              --       950,929,208
 2005  Lowest contract charges                    5,106        1.266757             6,471
    Highest contract charges                  3,013,215        1.152197         3,471,817
    Remaining contract charges              582,925,236              --       832,258,656
HARTFORD MIDCAP GROWTH HLS FUND
 2009  Lowest contract charges                   74,628        8.468816           632,011
    Highest contract charges                        375       14.859149             5,575
    Remaining contract charges                5,803,725              --        49,023,848
 2008  Lowest contract charges                    8,081        5.773248            46,653
    Highest contract charges                      8,758        5.882328            51,515
    Remaining contract charges                2,432,249              --        14,170,006

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 2009  Lowest contract charges                0.80%              1.79%              36.97%
    Highest contract charges                  2.46%              3.68%              34.33%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.80%              1.08%             (42.90)%
    Highest contract charges                  2.30%              1.08%             (43.89)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.40%              3.43%               8.57%
    Highest contract charges                  2.29%              1.48%               6.26%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.80%              2.22%              28.31%
    Highest contract charges                  2.30%              1.57%              26.08%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.79%              3.16%              17.65%
    Highest contract charges                  2.29%              2.26%              15.61%
    Remaining contract charges                  --                 --                  --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 2009  Lowest contract charges                0.80%              1.92%              32.40%
    Highest contract charges                  2.53%              3.66%              29.78%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.80%              1.98%             (42.71)%
    Highest contract charges                  2.31%              1.46%             (43.71)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.40%              1.13%              26.92%
    Highest contract charges                  2.28%              1.96%              24.22%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.40%              2.70%              23.96%
    Highest contract charges                  3.42%                --               21.33%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.40%                --               14.16%
    Highest contract charges                  2.24%                --               11.79%
    Remaining contract charges                  --                 --                  --
HARTFORD MIDCAP GROWTH HLS FUND
 2009  Lowest contract charges                0.79%              0.54%              46.69%
    Highest contract charges                  2.50%              0.69%              44.15%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.67%              0.80%             (43.73)%
    Highest contract charges                  1.69%              1.01%             (44.35)%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
 2009  Lowest contract charges                2,510,662       $2.527544        $6,345,808
    Highest contract charges                     12,853        1.382913            17,774
    Remaining contract charges              105,388,247              --       353,926,398
 2008  Lowest contract charges                3,224,968        1.945557         6,274,360
    Highest contract charges                     13,388        1.083371            14,504
    Remaining contract charges              132,074,892              --       343,727,396
 2007  Lowest contract charges                4,108,261        3.032307        12,457,510
    Highest contract charges                     10,099        1.718555            17,355
    Remaining contract charges              171,968,311              --       695,560,092
 2006  Lowest contract charges                5,023,966        2.651064        13,318,856
    Highest contract charges                     10,177        1.529019            15,562
    Remaining contract charges              218,963,709              --       778,396,300
 2005  Lowest contract charges                5,840,837        2.391519        13,968,473
    Highest contract charges                     27,938        1.403705            39,217
    Remaining contract charges              266,633,308              --       859,830,782
HARTFORD MIDCAP VALUE HLS FUND
 2009  Lowest contract charges                7,998,834        1.543501        12,346,209
    Highest contract charges                      7,215       15.428257           111,313
    Remaining contract charges              199,565,534              --       287,328,770
 2008  Lowest contract charges                9,728,266        1.079084        10,497,616
    Highest contract charges                     18,153        0.966157            17,538
    Remaining contract charges              251,421,719              --       255,062,503
 2007  Lowest contract charges                    5,337        1.868477             9,971
    Highest contract charges                    246,738        1.633867           403,137
    Remaining contract charges              348,006,995              --       601,227,302
 2006  Lowest contract charges                    7,890        1.836864            14,494
    Highest contract charges                     21,908        1.641155            35,958
    Remaining contract charges              426,450,146              --       732,768,892
 2005  Lowest contract charges                    7,890        1.564501            12,343
    Highest contract charges                      9,041        1.428172            12,912
    Remaining contract charges              510,154,563              --       755,207,381

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD MIDCAP HLS FUND
 2009  Lowest contract charges                0.80%              0.52%              29.91%
    Highest contract charges                  2.30%              0.31%              27.65%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.80%              0.48%             (35.84)%
    Highest contract charges                  2.31%              0.25%             (36.96)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.80%              0.45%              14.38%
    Highest contract charges                  2.29%              0.23%              12.40%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.80%              1.04%              10.85%
    Highest contract charges                  2.31%              0.35%               8.93%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.80%              0.39%              15.85%
    Highest contract charges                  2.29%              0.07%              13.85%
    Remaining contract charges                  --                 --                  --
HARTFORD MIDCAP VALUE HLS FUND
 2009  Lowest contract charges                0.80%              0.79%              43.04%
    Highest contract charges                  2.52%              1.55%              40.21%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.80%              0.68%             (40.69)%
    Highest contract charges                  2.34%              1.50%             (41.60)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.40%              0.45%               1.72%
    Highest contract charges                  2.27%              0.94%              (0.44)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.40%              0.93%              17.41%
    Highest contract charges                  2.31%              0.56%              14.91%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.40%              0.60%               9.55%
    Highest contract charges                  2.29%              0.10%               7.22%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2009  Lowest contract charges                      516       $1.174714              $606
    Highest contract charges                     22,014        9.731684           214,228
    Remaining contract charges              394,087,087              --       558,065,197
 2008  Lowest contract charges                   55,393        1.178703            65,292
    Highest contract charges                    267,957        1.092237           292,672
    Remaining contract charges              676,462,734              --       962,393,031
 2007  Lowest contract charges                   95,842        1.158680           111,059
    Highest contract charges                         32        1.094892                35
    Remaining contract charges              405,232,866              --       586,603,134
 2006  Lowest contract charges                  177,253        1.108511           196,487
    Highest contract charges                     23,778        0.985873            23,453
    Remaining contract charges              327,961,526              --       467,011,109
 2005  Lowest contract charges                      944        1.062963             1,016
    Highest contract charges                     22,172        0.965887            21,415
    Remaining contract charges              292,511,953              --       407,864,229
HARTFORD SMALLCAP VALUE HLS FUND
 2009  Lowest contract charges                    7,315        9.785338            71,583
    Highest contract charges                        411       13.296602             5,464
    Remaining contract charges                1,130,351              --        10,882,796
 2008  Lowest contract charges                    3,570        7.662823            27,353
    Highest contract charges                        501        7.551728             3,780
    Remaining contract charges                  764,029              --         5,813,317
HARTFORD SMALL COMPANY HLS FUND
 2009  Lowest contract charges                1,698,875        1.379913         2,344,300
    Highest contract charges                        390       13.144013             5,124
    Remaining contract charges              163,395,052              --       240,502,766
 2008  Lowest contract charges                1,893,580        1.075882         2,037,269
    Highest contract charges                      8,379        1.110817             9,308
    Remaining contract charges              195,316,803              --       226,641,467
 2007  Lowest contract charges                    2,903        1.786056             5,184
    Highest contract charges                      3,953        1.554260             6,145
    Remaining contract charges              256,496,546              --       499,945,750
 2006  Lowest contract charges                    4,679        1.569870             7,345
    Highest contract charges                      4,049        1.395829             5,655
    Remaining contract charges              314,987,152              --       545,367,296
 2005  Lowest contract charges                    4,679        1.377449             6,436
    Highest contract charges                      4,316        1.251419             5,401
    Remaining contract charges              349,912,679              --       544,552,943

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2009  Lowest contract charges                0.41%              0.06%              (0.34)%
    Highest contract charges                  2.53%                --               (2.47)%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.40%              2.18%               1.73%
    Highest contract charges                  2.35%              1.71%              (0.24)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.40%              4.83%               4.53%
    Highest contract charges                  1.48%              2.22%               2.51%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.39%              4.64%               4.29%
    Highest contract charges                  2.30%              4.35%               2.07%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.40%              2.66%               2.43%
    Highest contract charges                  2.29%              2.61%               0.26%
    Remaining contract charges                  --                 --                  --
HARTFORD SMALLCAP VALUE HLS FUND
 2009  Lowest contract charges                0.80%              1.04%              27.70%
    Highest contract charges                  2.50%              2.05%              25.48%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.66%              6.42%             (26.08)%
    Highest contract charges                  1.85%              0.96%             (26.89)%
    Remaining contract charges                  --                 --                  --
HARTFORD SMALL COMPANY HLS FUND
 2009  Lowest contract charges                0.80%              0.01%              28.26%
    Highest contract charges                  2.53%                --               25.76%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.80%              0.10%             (41.08)%
    Highest contract charges                  2.27%              0.55%             (41.99)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.40%              0.18%              13.77%
    Highest contract charges                  2.29%                --               11.35%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.40%              0.19%              13.97%
    Highest contract charges                  2.30%              0.10%              11.54%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.40%                --               20.53%
    Highest contract charges                  2.29%                --               17.96%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
 2009  Lowest contract charges                  717,559       $1.182808          $848,734
    Highest contract charges                        400       14.048026             5,613
    Remaining contract charges              153,238,108              --       170,794,637
 2008  Lowest contract charges                  809,257        0.880647           712,669
    Highest contract charges                         14        0.796781                11
    Remaining contract charges              177,880,259              --       147,842,887
 2007  Lowest contract charges                    2,390        1.451170             3,469
    Highest contract charges                    119,642        1.294836           154,916
    Remaining contract charges              219,178,458              --       295,811,183
 2006  Lowest contract charges                    4,285        1.484315             6,361
    Highest contract charges                     26,523        1.353222            35,892
    Remaining contract charges              258,815,780              --       361,695,744
 2005  Lowest contract charges                   67,125        1.394629            93,612
    Highest contract charges                     23,340        1.299100            30,321
    Remaining contract charges              316,924,437              --       421,505,848
HARTFORD STOCK HLS FUND
 2009  Lowest contract charges               19,640,929        0.915464        17,980,563
    Highest contract charges                        403       14.252063             5,747
    Remaining contract charges              566,024,930              --     1,138,780,451
 2008  Lowest contract charges               24,793,177        0.652001        16,165,176
    Highest contract charges                     35,228        0.620564            21,861
    Remaining contract charges              686,956,140              --       997,094,878
 2007  Lowest contract charges               30,831,214        1.155697        35,631,544
    Highest contract charges                    104,233        1.119452           116,683
    Remaining contract charges              848,396,388              --     2,221,705,209
 2006  Lowest contract charges               38,197,314        1.100045        42,018,765
    Highest contract charges                    160,483        1.081649           173,584
    Remaining contract charges            1,024,827,494              --     2,633,272,546
 2005  Lowest contract charges               44,472,975        0.967155        43,012,261
    Highest contract charges                    211,277        0.965353           203,957
    Remaining contract charges            1,207,020,400              --     2,830,366,244

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
 2009  Lowest contract charges                0.80%              0.09%              34.31%
    Highest contract charges                  2.52%                --               31.98%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.80%              0.43%             (37.92)%
    Highest contract charges                    --               0.65%             (38.88)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.40%              0.20%              (2.23)%
    Highest contract charges                  2.28%              0.06%              (4.32)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.43%              0.12%               6.43%
    Highest contract charges                  2.30%              0.13%               4.17%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.40%              1.35%              10.58%
    Highest contract charges                  2.30%              0.13%               8.26%
    Remaining contract charges                  --                 --                  --
HARTFORD STOCK HLS FUND
 2009  Lowest contract charges                0.80%              1.52%              40.41%
    Highest contract charges                  2.52%              4.66%              37.97%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.80%              1.92%             (43.58)%
    Highest contract charges                  2.34%              3.85%             (44.45)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.80%              0.95%               5.06%
    Highest contract charges                  2.30%              0.84%               3.50%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.80%              1.28%              13.74%
    Highest contract charges                  2.31%              1.26%              12.05%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.80%              1.81%               8.75%
    Highest contract charges                  2.29%              2.04%               7.13%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 2009  Lowest contract charges                4,574,150       $1.200679        $5,492,086
    Highest contract charges                      2,163       10.075279            21,790
    Remaining contract charges              433,373,211              --       486,971,564
 2008  Lowest contract charges                5,725,215        1.170754         6,702,818
    Highest contract charges                     57,034        1.059325            60,418
    Remaining contract charges              515,850,767              --       569,697,613
 2007  Lowest contract charges                2,775,107        1.187797         3,296,264
    Highest contract charges                     66,172        1.079606            71,440
    Remaining contract charges              389,304,635              --       438,325,433
 2006  Lowest contract charges                   15,382        1.168739            17,978
    Highest contract charges                      8,834        1.061041             9,374
    Remaining contract charges              382,046,433              --       419,522,426
 2005  Lowest contract charges                   38,680        1.128153            43,638
    Highest contract charges                    127,202        1.054831           134,177
    Remaining contract charges              428,394,902              --       460,266,693
HARTFORD VALUE HLS FUND
 2009  Lowest contract charges                2,100,592        1.220702         2,564,197
    Highest contract charges                      1,228       12.460928            15,297
    Remaining contract charges              104,129,622              --       118,216,541
 2008  Lowest contract charges                2,512,746        0.989391         2,486,088
    Highest contract charges                    190,277        0.873075           166,126
    Remaining contract charges              126,775,606              --       117,675,690
 2007  Lowest contract charges                3,069,643        1.511924         4,641,069
    Highest contract charges                    118,757        1.357794           161,247
    Remaining contract charges              164,373,632              --       235,021,832
 2006  Lowest contract charges                3,662,763        1.398501         5,122,378
    Highest contract charges                     56,509        1.278119            72,222
    Remaining contract charges              195,142,142              --       260,179,394
 2005  Lowest contract charges                3,769,919        1.157179         4,362,469
    Highest contract charges                      9,456        1.076228            10,177
    Remaining contract charges              194,687,029              --       216,470,014

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 2009  Lowest contract charges                0.80%              0.03%               2.56%
    Highest contract charges                  0.26%                --                0.53%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.80%              9.11%              (1.44)%
    Highest contract charges                  2.33%             11.31%              (2.95)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.80%              4.02%               3.55%
    Highest contract charges                  2.26%              2.23%               1.75%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.41%              3.47%               3.60%
    Highest contract charges                  2.51%                --                1.40%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.40%              2.90%               1.15%
    Highest contract charges                  2.29%              3.06%              (0.76)%
    Remaining contract charges                  --                 --                  --
HARTFORD VALUE HLS FUND
 2009  Lowest contract charges                0.80%              1.83%              23.38%
    Highest contract charges                  2.54%              1.84%              20.94%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.80%              1.72%             (34.56)%
    Highest contract charges                  2.30%              1.86%             (35.70)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.80%              1.18%               8.11%
    Highest contract charges                  2.29%              1.47%               6.23%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.80%              1.27%              20.85%
    Highest contract charges                  2.30%              1.48%              18.76%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.80%              2.56%               7.27%
    Highest contract charges                  2.29%              2.00%               5.41%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
 2009  Lowest contract charges                1,186,180       $1.332505        $1,580,591
    Highest contract charges                      5,359       15.372237            82,384
    Remaining contract charges               87,421,214              --       110,327,266
 2008  Lowest contract charges                1,593,296        0.915325         1,458,384
    Highest contract charges                     48,386        0.828172            40,072
    Remaining contract charges              100,511,123              --        87,264,398
 2007  Lowest contract charges                2,147,674        1.565461         3,362,100
    Highest contract charges                     57,044        1.422501            81,145
    Remaining contract charges              154,368,903              --       230,758,124
 2006  Lowest contract charges                2,274,890        1.684010         3,830,938
    Highest contract charges                     12,348        1.557284            19,231
    Remaining contract charges              189,609,916              --       306,894,358
 2005  Lowest contract charges                2,098,093        1.426212         2,992,325
    Highest contract charges                      5,032        1.342164             6,754
    Remaining contract charges              196,634,004              --       271,497,974
HARTFORD EQUITY INCOME HLS FUND
 2009  Lowest contract charges               11,954,393        1.272677        15,214,081
    Highest contract charges                      1,415       11.647318            16,486
    Remaining contract charges              139,979,345              --       171,299,083
 2008  Lowest contract charges               13,968,292        1.090316        15,229,852
    Highest contract charges                     15,314        1.006716            15,417
    Remaining contract charges              156,530,397              --       165,146,438
 2007  Lowest contract charges               16,304,389        1.542825        25,154,820
    Highest contract charges                     18,159        1.446829            26,273
    Remaining contract charges              185,493,456              --       278,516,494
 2006  Lowest contract charges               15,408,931        1.454231        22,408,146
    Highest contract charges                      4,956        1.376206             6,820
    Remaining contract charges              217,937,386              --       309,732,754
 2005  Lowest contract charges               13,837,423        1.213565        16,792,615
    Highest contract charges                     78,552        1.175050            92,302
    Remaining contract charges              193,270,343              --       230,877,864

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
 2009  Lowest contract charges                0.80%              1.06%              45.58%
    Highest contract charges                  2.47%              2.57%              42.76%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.80%              1.80%             (41.53)%
    Highest contract charges                  2.36%              1.63%             (42.43)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.80%              1.19%              (7.04)%
    Highest contract charges                  2.28%              2.58%              (8.66)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.80%              1.38%              18.08%
    Highest contract charges                  2.30%              1.03%              16.03%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.79%              1.88%               7.46%
    Highest contract charges                  2.26%              1.28%               5.60%
    Remaining contract charges                  --                 --                  --
HARTFORD EQUITY INCOME HLS FUND
 2009  Lowest contract charges                0.80%              2.81%              16.73%
    Highest contract charges                  0.14%              2.06%              14.47%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.80%              3.02%             (29.33)%
    Highest contract charges                  2.36%              2.29%             (30.42)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.80%              2.17%               6.09%
    Highest contract charges                  2.30%             17.53%               4.46%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.80%              2.08%              19.83%
    Highest contract charges                  2.33%              1.87%              17.76%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.79%              2.04%               3.98%
    Highest contract charges                  2.29%              1.69%               2.43%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
BLACKROCK GLOBAL GROWTH V.I. FUND
 2009  Lowest contract charges                  350,863       $1.065583          $373,874
    Highest contract charges                      1,839       13.933760            25,622
    Remaining contract charges                1,152,251              --         1,334,202
 2008  Lowest contract charges                  302,017        0.843869           254,863
    Highest contract charges                     15,480        1.013033            15,681
    Remaining contract charges                  911,641              --           780,918
 2007  Lowest contract charges                  506,544        1.580315           800,498
    Highest contract charges                     16,138        1.914315            30,893
    Remaining contract charges                1,003,904              --         1,639,117
 2006  Lowest contract charges                  565,434        1.169006           660,995
    Highest contract charges                     15,238        1.428852            21,773
    Remaining contract charges                1,013,128              --         1,223,465
 2005  Lowest contract charges                  544,192        0.970165           527,956
    Highest contract charges                     80,760        0.940437            75,950
    Remaining contract charges                  985,130              --         1,002,944
BLACKROCK LARGE CAP GROWTH V.I. FUND
 2009  Lowest contract charges                  494,638        0.791532           391,522
    Highest contract charges                      2,025       12.894502            26,110
    Remaining contract charges                1,860,992              --         1,564,047
 2008  Lowest contract charges                  518,493        0.635208           329,351
    Highest contract charges                    236,739        0.731416           173,155
    Remaining contract charges                1,620,815              --         1,088,984
 2007  Lowest contract charges                  754,871        1.084639           818,762
    Highest contract charges                    242,990        1.260229           306,223
    Remaining contract charges                2,113,306              --         2,406,974
 2006  Lowest contract charges                  902,791        1.013309           914,806
    Highest contract charges                    238,989        1.187980           283,913
    Remaining contract charges                2,412,238              --         2,588,383
 2005  Lowest contract charges                1,000,959        0.957033           957,950
    Highest contract charges                    224,592        1.132150           254,272
    Remaining contract charges                2,714,278              --         2,764,604

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
BLACKROCK GLOBAL GROWTH V.I. FUND
 2009  Lowest contract charges                1.25%              0.16%              31.06%
    Highest contract charges                  0.18%                --               29.82%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.26%              0.28%             (46.60)%
    Highest contract charges                  2.16%              0.36%             (47.08)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.25%              0.98%              35.19%
    Highest contract charges                  2.14%              1.15%              33.98%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.25%              0.97%              20.50%
    Highest contract charges                  2.14%              0.88%              19.42%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.25%              1.16%              13.64%
    Highest contract charges                  1.94%              1.19%              12.85%
    Remaining contract charges                  --                 --                  --
BLACKROCK LARGE CAP GROWTH V.I. FUND
 2009  Lowest contract charges                1.25%              0.01%              24.61%
    Highest contract charges                  0.18%                --               23.43%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.25%              0.37%             (41.44)%
    Highest contract charges                  2.16%              0.45%             (41.96)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.25%              0.26%               7.04%
    Highest contract charges                  2.14%              0.30%               6.08%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.25%              0.27%               5.88%
    Highest contract charges                  2.15%              0.29%               4.93%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.25%              0.17%               9.27%
    Highest contract charges                  2.14%              0.18%               8.29%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
JENNISON 20/20 FOCUS PORTFOLIO
 2009  Lowest contract charges                    4,794       $1.416481            $6,790
    Highest contract charges                     10,211        1.346740            13,752
    Remaining contract charges                  129,287              --           179,780
 2008  Lowest contract charges                   19,380        0.917307            17,777
    Highest contract charges                     10,850        0.875488             9,499
    Remaining contract charges                   77,302              --            69,446
 2007  Lowest contract charges                    4,895        1.528653             7,483
    Highest contract charges                      9,953        1.478315            14,713
    Remaining contract charges                  144,856              --           233,180
 2006  Lowest contract charges                   21,246        1.408453            29,924
    Highest contract charges                      2,907        1.373692             3,992
    Remaining contract charges                  174,111              --           244,793
 2005  Lowest contract charges                   71,756        1.257835            90,256
    Highest contract charges                      3,102        1.253519             3,889
    Remaining contract charges                  278,449              --           349,087
JENNISON PORTFOLIO
 2009  Lowest contract charges                  121,143        0.626026            75,839
    Highest contract charges                     14,436        0.832038            12,011
    Remaining contract charges                  132,892              --           114,401
 2008  Lowest contract charges                  121,150        0.445455            53,967
    Highest contract charges                     14,254        0.604575             8,618
    Remaining contract charges                  158,553              --            87,016
 2007  Lowest contract charges                  135,145        0.723789            97,816
    Highest contract charges                     14,254        0.989238            14,101
    Remaining contract charges                  176,832              --           160,341
 2006  Lowest contract charges                  152,722        0.658283           100,534
    Highest contract charges                     24,728        0.906033            22,405
    Remaining contract charges                  294,083              --           270,061
 2005  Lowest contract charges                  189,394        0.658888           124,790
    Highest contract charges                     45,040        0.913254            41,133
    Remaining contract charges                  695,601              --           593,069

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
JENNISON 20/20 FOCUS PORTFOLIO
 2009  Lowest contract charges                1.43%                --               55.14%
    Highest contract charges                  2.30%                --               53.83%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.66%                --              (40.39)%
    Highest contract charges                  2.30%                --              (40.78)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.45%              0.06%               8.53%
    Highest contract charges                  2.28%              0.14%               7.62%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.45%                --               11.97%
    Highest contract charges                  2.28%                --               11.03%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.44%                --               19.52%
    Highest contract charges                  1.92%                --               18.86%
    Remaining contract charges                  --                 --                  --
JENNISON PORTFOLIO
 2009  Lowest contract charges                1.45%              0.28%              40.54%
    Highest contract charges                  2.29%              0.32%              39.35%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.46%              0.07%             (38.46)%
    Highest contract charges                  2.16%              0.07%             (38.89)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.45%                --                9.95%
    Highest contract charges                  2.15%                --                9.18%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.45%                --               (0.09)%
    Highest contract charges                  2.15%                --               (0.79)%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.44%                --               12.38%
    Highest contract charges                  2.14%                --               11.60%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PRUDENTIAL VALUE PORTFOLIO
 2009  Lowest contract charges                   93,864       $1.115738          $104,727
    Highest contract charges                      8,656        1.073058             9,288
    Remaining contract charges                   64,489              --            70,149
 2008  Lowest contract charges                   96,119        0.800636            76,956
    Highest contract charges                      9,345        0.773874             7,232
    Remaining contract charges                   64,917              --            50,819
 2007  Lowest contract charges                  105,882        1.414156           149,734
    Highest contract charges                      7,533        1.373749            10,348
    Remaining contract charges                   70,141              --            97,243
 2006  Lowest contract charges                  126,698        1.395399           176,794
    Highest contract charges                      7,339        1.362323             9,999
    Remaining contract charges                  325,720              --           446,895
 2005  Lowest contract charges                  165,811        1.185487           196,566
    Highest contract charges                      7,746        1.163189             9,010
    Remaining contract charges                  406,084              --           473,805
PRUDENTIAL SERIES INTERNATIONAL GROWTH
 2009  Lowest contract charges                    6,111        0.921053             5,629
    Highest contract charges                     14,856        0.858899            12,760
    Remaining contract charges                  109,056              --            97,278
 2008  Lowest contract charges                    6,111        0.684921             4,186
    Highest contract charges                     14,856        0.644154             9,570
    Remaining contract charges                  105,651              --            70,202
 2007  Lowest contract charges                    1,069        1.403518             1,500
    Highest contract charges                     11,332        1.331283            15,086
    Remaining contract charges                  143,653              --           197,002
 2006  Lowest contract charges                      862        1.195379             1,030
    Highest contract charges                      7,531        1.143533             8,612
    Remaining contract charges                  223,328              --           261,864
 2005  Lowest contract charges                      615        1.006610               619
    Highest contract charges                     16,968        0.978494            16,603
    Remaining contract charges                  560,252              --           554,862

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PRUDENTIAL VALUE PORTFOLIO
 2009  Lowest contract charges                1.45%              1.66%              39.36%
    Highest contract charges                  1.95%              1.64%              38.66%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.46%              1.38%             (43.38)%
    Highest contract charges                  1.95%              1.34%             (43.67)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.45%              0.91%               1.34%
    Highest contract charges                  1.94%              1.05%               0.84%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.45%              1.03%              17.71%
    Highest contract charges                  1.95%              0.99%              17.12%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.45%              0.70%              14.54%
    Highest contract charges                  1.94%              0.81%              13.97%
    Remaining contract charges                  --                 --                  --
PRUDENTIAL SERIES INTERNATIONAL GROWTH
 2009  Lowest contract charges                1.45%              1.84%              34.48%
    Highest contract charges                  2.30%              1.29%              33.34%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.44%              1.50%             (51.20)%
    Highest contract charges                  2.30%              1.39%             (51.61)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.44%              0.41%              17.41%
    Highest contract charges                  2.29%              0.39%              16.42%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.46%              1.31%              18.75%
    Highest contract charges                  2.28%              1.63%              17.75%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.41%              0.18%              14.13%
    Highest contract charges                  2.14%              0.22%              13.33%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 2009  Lowest contract charges                   94,970       $1.133830          $107,680
    Highest contract charges                      2,482       11.732553            29,123
    Remaining contract charges               11,573,060              --        12,529,431
 2008  Lowest contract charges                  114,342        0.993419           113,590
    Highest contract charges                      8,412        0.921613             7,752
    Remaining contract charges               14,005,948              --        13,382,302
 2007  Lowest contract charges                  114,465        1.417654           162,272
    Highest contract charges                      8,412        1.330421            11,191
    Remaining contract charges               20,778,072              --        28,481,696
 2006  Lowest contract charges                  107,619        1.332802           143,435
    Highest contract charges                      8,411        1.265254            10,643
    Remaining contract charges               28,001,892              --        36,278,980
 2005  Lowest contract charges                  105,597        1.202275           126,957
    Highest contract charges                      8,412        1.154526             9,711
    Remaining contract charges               33,032,521              --        38,835,823
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 2009  Lowest contract charges                  102,369        1.409455           144,284
    Highest contract charges                    163,334        1.300371           212,395
    Remaining contract charges                8,013,088              --        10,775,620
 2008  Lowest contract charges                  139,476        1.272794           177,524
    Highest contract charges                    199,580        1.186670           236,836
    Remaining contract charges               10,528,418              --        12,859,621
 2007  Lowest contract charges                  207,899        1.257584           261,450
    Highest contract charges                    296,802        1.184871           351,672
    Remaining contract charges               14,987,120              --        18,207,295
 2006  Lowest contract charges                  273,838        1.197937           328,040
    Highest contract charges                    285,201        1.140587           325,298
    Remaining contract charges               16,619,305              --        19,353,994
 2005  Lowest contract charges                  253,861        1.166838           296,215
    Highest contract charges                    290,032        1.122706           325,620
    Remaining contract charges               16,881,412              --        19,267,272

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 2009  Lowest contract charges                1.15%              2.03%              14.13%
    Highest contract charges                  0.26%              0.43%              12.55%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.15%              2.47%             (29.93)%
    Highest contract charges                  2.30%              2.46%             (30.73)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.15%              2.26%               6.37%
    Highest contract charges                  2.29%              2.25%               5.15%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              2.34%              10.86%
    Highest contract charges                  2.30%              2.32%               9.59%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.15%              2.02%               3.79%
    Highest contract charges                  2.29%              2.07%               2.60%
    Remaining contract charges                  --                 --                  --
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 2009  Lowest contract charges                1.15%              4.55%              10.74%
    Highest contract charges                  2.20%              4.54%               9.58%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.15%              4.76%               1.21%
    Highest contract charges                  2.21%              4.76%               0.15%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.15%              4.57%               4.98%
    Highest contract charges                  2.19%              4.57%               3.88%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              4.39%               2.67%
    Highest contract charges                  2.20%              4.38%               1.59%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.15%              3.68%               0.76%
    Highest contract charges                  2.19%              3.68%              (0.29)%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME
 FUND
 2009  Lowest contract charges                   56,523       $1.045797           $59,112
    Highest contract charges                      9,330        0.959091             8,949
    Remaining contract charges                6,324,312              --         6,314,459
 2008  Lowest contract charges                   59,065        0.905234            53,467
    Highest contract charges                      9,330        0.839786             7,836
    Remaining contract charges                7,007,418              --         6,093,386
 2007  Lowest contract charges                   64,276        1.441381            92,646
    Highest contract charges                      9,330        1.352665            12,621
    Remaining contract charges                9,696,801              --        13,507,800
 2006  Lowest contract charges                   69,430        1.418348            98,476
    Highest contract charges                      9,331        1.346445            12,562
    Remaining contract charges               11,892,211              --        16,399,606
 2005  Lowest contract charges                   71,134        1.210244            86,088
    Highest contract charges                      9,330        1.162168            10,843
    Remaining contract charges               16,302,407              --        19,288,905
WELLS FARGO ADVANTAGE VT C&B LARGE CAP
 VALUE FUND
 2009  Lowest contract charges                    8,323        1.068364             8,892
    Highest contract charges                     22,852        0.988628            22,592
    Remaining contract charges                1,796,088              --         1,840,322
 2008  Lowest contract charges                    7,211        0.838427             6,046
    Highest contract charges                     40,970        0.788972            32,325
    Remaining contract charges                2,120,636              --         1,712,309
 2007  Lowest contract charges                    6,119        1.305124             7,985
    Highest contract charges                        213        1.229673               262
    Remaining contract charges                2,852,530              --         3,602,639
 2006  Lowest contract charges                    5,171        1.335887             6,907
    Highest contract charges                        727        1.271941               928
    Remaining contract charges                3,249,983              --         4,225,440
 2005  Lowest contract charges                   26,185        1.106577            28,973
    Highest contract charges                      2,263        1.064722             2,410
    Remaining contract charges                3,097,701              --         3,360,511

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME
 FUND
 2009  Lowest contract charges                1.15%              2.03%              15.53%
    Highest contract charges                  2.30%              2.05%              14.21%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.15%              1.94%             (37.20)%
    Highest contract charges                  2.31%              1.94%             (37.92)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.15%              1.50%               1.62%
    Highest contract charges                  2.29%              1.52%               0.46%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              1.57%              17.20%
    Highest contract charges                  2.30%              1.57%              15.86%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.15%              1.45%               4.17%
    Highest contract charges                  2.29%              1.45%               2.98%
    Remaining contract charges                  --                 --                  --
WELLS FARGO ADVANTAGE VT C&B LARGE CAP
 VALUE FUND
 2009  Lowest contract charges                1.15%              1.67%              27.43%
    Highest contract charges                  0.17%              0.28%              26.16%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.15%              1.57%             (35.76)%
    Highest contract charges                  2.06%              1.36%             (36.34)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.15%              1.09%              (2.30)%
    Highest contract charges                  2.21%              0.85%              (3.32)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              1.27%              20.72%
    Highest contract charges                  2.22%              1.24%              19.46%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.15%              0.80%               1.93%
    Highest contract charges                  2.20%              0.74%               0.86%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 CORE FUND
 2009  Lowest contract charges                    7,511       $0.909115            $6,828
    Highest contract charges                      5,333        0.854745             4,559
    Remaining contract charges                  588,078              --           519,372
 2008  Lowest contract charges                    1,208        0.684037               827
    Highest contract charges                      5,337        0.637728             3,404
    Remaining contract charges                  678,818              --           445,647
 2007  Lowest contract charges                    1,209        1.143314             1,382
    Highest contract charges                      5,337        1.077183             5,749
    Remaining contract charges                  857,766              --           947,020
 2006  Lowest contract charges                  109,023        1.130449           123,245
    Highest contract charges                      5,338        1.076309             5,744
    Remaining contract charges                  888,847              --           976,349
 2005  Lowest contract charges                   88,375        0.988859            87,389
    Highest contract charges                      5,337        0.951443             5,078
    Remaining contract charges                  939,768              --           908,950
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 CORE FUND
 2009  Lowest contract charges                  124,231        1.016688           126,305
    Highest contract charges                    199,568        0.938037           187,202
    Remaining contract charges                4,753,476              --         4,610,914
 2008  Lowest contract charges                  164,008        0.912908           149,724
    Highest contract charges                    198,753        0.851174           169,173
    Remaining contract charges                5,164,250              --         4,526,912
 2007  Lowest contract charges                  144,771        1.631868           236,247
    Highest contract charges                    168,043        1.537598           258,383
    Remaining contract charges                6,111,958              --         9,643,686
 2006  Lowest contract charges                  167,092        1.465147           244,815
    Highest contract charges                    179,430        1.395064           250,316
    Remaining contract charges                7,170,864              --        10,214,499
 2005  Lowest contract charges                  175,587        1.226820           215,414
    Highest contract charges                    194,472        1.180456           229,566
    Remaining contract charges                7,867,362              --         9,435,280

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 CORE FUND
 2009  Lowest contract charges                1.40%              1.96%              35.11%
    Highest contract charges                  2.20%              1.96%              34.03%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.15%              1.19%             (40.17)%
    Highest contract charges                  2.21%              1.19%             (40.80)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.17%                --                1.14%
    Highest contract charges                  2.19%                --                0.08%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              0.82%              14.32%
    Highest contract charges                  2.20%              0.73%              13.12%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.14%              0.63%              (3.36)%
    Highest contract charges                  2.19%              0.59%              (4.37)%
    Remaining contract charges                  --                 --                  --
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 CORE FUND
 2009  Lowest contract charges                1.15%              2.99%              11.37%
    Highest contract charges                  2.20%              3.06%              10.21%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.15%              1.99%             (44.06)%
    Highest contract charges                  2.20%              1.98%             (44.64)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.15%              0.01%              11.38%
    Highest contract charges                  2.19%              0.01%              10.22%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              1.72%              19.43%
    Highest contract charges                  2.20%              1.68%              18.18%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.14%              2.02%               8.43%
    Highest contract charges                  2.19%              2.16%               7.30%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 GROWTH FUND
 2009  Lowest contract charges                  119,319       $0.982060          $117,179
    Highest contract charges                    179,561        0.906048           162,690
    Remaining contract charges                9,162,908              --         8,594,100
 2008  Lowest contract charges                  173,159        0.692866           119,976
    Highest contract charges                     69,875        0.645968            45,137
    Remaining contract charges               11,332,677              --         7,542,329
 2007  Lowest contract charges                  180,459        1.148817           207,315
    Highest contract charges                     95,283        1.082387           103,133
    Remaining contract charges               15,368,127              --        17,065,312
 2006  Lowest contract charges                  184,491        1.079893           199,231
    Highest contract charges                     94,687        1.028188            97,356
    Remaining contract charges               18,927,698              --        19,879,106
 2005  Lowest contract charges                  161,750        1.067331           172,640
    Highest contract charges                     95,329        1.026960            97,899
    Remaining contract charges               23,545,603              --        24,575,441
WELLS FARGO ADVANTAGE VT MONEY MARKET
 FUND
 2009  Lowest contract charges                   37,813        1.065246            40,280
    Highest contract charges                     21,662        0.992306            21,495
    Remaining contract charges                5,262,896              --         5,365,943
 2008  Lowest contract charges                    2,997        1.083600             3,248
    Highest contract charges                      8,516        1.017141             8,662
    Remaining contract charges                6,957,319              --         7,224,687
 2007  Lowest contract charges                      487        1.066722               512
    Highest contract charges                     73,360        1.020037            74,830
    Remaining contract charges                2,969,925              --         3,071,851
 2006  Lowest contract charges                      489        1.032532               505
    Highest contract charges                     22,832        0.994769            22,711
    Remaining contract charges                4,734,947              --         4,774,203
 2005  Lowest contract charges                      491        1.001103               491
    Highest contract charges                     41,224        0.966778            39,854
    Remaining contract charges                6,119,103              --         6,012,749

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 GROWTH FUND
 2009  Lowest contract charges                1.15%              0.33%              41.74%
    Highest contract charges                  2.20%              0.35%              40.26%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.15%              0.28%             (39.69)%
    Highest contract charges                  2.21%              0.25%             (40.32)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.15%                --                6.38%
    Highest contract charges                  2.19%                --                5.27%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%                --                1.18%
    Highest contract charges                  2.20%                --                0.12%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.15%              0.18%               4.49%
    Highest contract charges                  2.19%              0.18%               3.40%
    Remaining contract charges                  --                 --                  --
WELLS FARGO ADVANTAGE VT MONEY MARKET
 FUND
 2009  Lowest contract charges                1.26%              0.11%              (1.13)%
    Highest contract charges                  0.03%                --               (2.02)%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.13%              2.02%               1.11%
    Highest contract charges                  2.09%              1.90%               0.15%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.32%              4.38%               3.31%
    Highest contract charges                  1.99%              4.48%               2.54%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.36%              4.27%               3.14%
    Highest contract charges                  2.00%              4.33%               2.37%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.28%              1.98%               1.30%
    Highest contract charges                  2.15%              2.51%               0.40%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 2009  Lowest contract charges                   27,734       $1.396830           $38,740
    Highest contract charges                     45,951        1.288697            59,216
    Remaining contract charges                1,691,642              --         2,254,136
 2008  Lowest contract charges                   31,526        0.925656            29,182
    Highest contract charges                     52,982        0.862995            45,723
    Remaining contract charges                1,965,977              --         1,747,964
 2007  Lowest contract charges                   30,166        1.598511            48,220
    Highest contract charges                     51,954        1.506079            78,247
    Remaining contract charges                2,709,880              --         4,187,963
 2006  Lowest contract charges                   60,368        1.420762            85,769
    Highest contract charges                     61,869        1.352734            83,693
    Remaining contract charges                3,681,882              --         5,088,189
 2005  Lowest contract charges                   58,158        1.170801            68,092
    Highest contract charges                     60,993        1.126515            68,709
    Remaining contract charges                4,126,321              --         4,724,084
WELLS FARGO ADVANTAGE VT DISCOVERY
 FUND
 2009  Lowest contract charges                    2,415       11.729041            28,324
    Highest contract charges                      7,176       11.384642            81,690
    Remaining contract charges                   34,260              --           395,672
 2008  Lowest contract charges                    3,249        8.464750            27,502
    Highest contract charges                      8,430        8.269708            69,711
    Remaining contract charges                   35,108              --           293,476
 2007  Lowest contract charges                      187       15.443882             2,902
    Highest contract charges                      8,001       15.147374           121,188
    Remaining contract charges                   31,474              --           480,505
 2006  Lowest contract charges                      188       12.771333             2,400
    Highest contract charges                        993       12.570422            12,466
    Remaining contract charges                   27,287              --           345,262
 2005  Lowest contract charges                    2,415       11.262190            27,196
    Highest contract charges                      1,040       11.202980            11,647
    Remaining contract charges                   10,678              --           119,879

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 2009  Lowest contract charges                1.15%                --               50.90%
    Highest contract charges                  2.20%                --               49.33%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.15%                --              (42.09)%
    Highest contract charges                  2.21%                --              (42.70)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.15%                --               12.51%
    Highest contract charges                  2.20%                --               11.34%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%                --               21.35%
    Highest contract charges                  2.20%                --               20.08%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.14%                --                5.03%
    Highest contract charges                  2.19%                --                3.93%
    Remaining contract charges                  --                 --                  --
WELLS FARGO ADVANTAGE VT DISCOVERY
 FUND
 2009  Lowest contract charges                1.25%                --               38.56%
    Highest contract charges                  1.90%                --               37.67%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.25%                --              (45.05)%
    Highest contract charges                  1.90%                --              (45.41)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.15%                --               20.93%
    Highest contract charges                  1.90%                --               20.02%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.23%                --               13.33%
    Highest contract charges                  2.15%                --               12.21%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.17%                --                7.00%
    Highest contract charges                  2.10%                --                6.53%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL/MID CAP
 VALUE FUND
 2009  Lowest contract charges                    5,385      $11.810054           $63,593
    Highest contract charges                      1,481       11.280843            16,708
    Remaining contract charges                   51,943              --           599,875
 2008  Lowest contract charges                    2,955        7.458200            22,036
    Highest contract charges                        802        7.247271             5,812
    Remaining contract charges                   46,213              --           337,457
 2007  Lowest contract charges                    2,897       13.605746            39,418
    Highest contract charges                      1,557       13.327333            20,750
    Remaining contract charges                   58,730              --           787,379
 2006  Lowest contract charges                      204       13.859145             2,825
    Highest contract charges                     15,723       13.695397           215,336
    Remaining contract charges                   38,122              --           523,686
 2005  Lowest contract charges                    2,328       12.093359            28,159
    Highest contract charges                     11,284       12.072150           136,226
    Remaining contract charges                    2,540              --            30,689
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 2009  Lowest contract charges                    1,523       10.989858            16,737
    Highest contract charges                      5,250       10.593999            55,615
    Remaining contract charges                   31,865              --           341,628
 2008  Lowest contract charges                   13,242        7.497803            99,287
    Highest contract charges                      1,959        7.311890            14,326
    Remaining contract charges                   13,127              --            96,586
 2007  Lowest contract charges                   13,241       12.674245           167,834
    Highest contract charges                      2,069       12.446934            25,748
    Remaining contract charges                   11,268              --           140,964
 2006  Lowest contract charges                   13,242       12.035193           159,372
    Highest contract charges                      5,611       11.911783            66,838
    Remaining contract charges                    4,488              --            53,799
 2005  Lowest contract charges                    2,488       10.859653            27,021
    Highest contract charges                      4,953       10.818375            53,583
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL/MID CAP
 VALUE FUND
 2009  Lowest contract charges                1.14%              1.00%              58.35%
    Highest contract charges                  2.13%                --               56.78%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.15%                --              (45.18)%
    Highest contract charges                  1.95%                --              (45.62)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.14%              0.02%              (1.83)%
    Highest contract charges                  1.84%                --               (2.61)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.22%                --               14.40%
    Highest contract charges                  1.89%                --               13.55%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.42%                --               11.72%
    Highest contract charges                  1.68%                --               11.56%
    Remaining contract charges                  --                 --                  --
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 2009  Lowest contract charges                1.13%                --               46.05%
    Highest contract charges                  1.93%                --               44.89%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.25%              1.92%             (40.84)%
    Highest contract charges                  1.96%              1.92%             (41.26)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.25%              0.60%               5.31%
    Highest contract charges                  1.93%              0.76%               4.58%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.24%                --               10.83%
    Highest contract charges                  1.90%                --               10.11%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.17%                --                5.12%
    Highest contract charges                  1.79%                --                4.78%
    Remaining contract charges                  --                 --                  --

* This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation

-------------------------------------------------------------------------------

      indicate the effective date of that investment option in the Sub-Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Riders (if applicable), and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all policies contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will charge an expense ranging from 0.40% to 1.50% of the contract's value for mortality and expense risks undertaken by the Company.

    These charges are a reduction in unit values.

RIDERS:

    The Company will charge an expense for various Rider charges, such as MAV/ EPB Death Benefit Charge, Principal First Charge, Principal First Preferred Charge, MAV 70 Death Benefit Charge, Optional Death Benefit Charge, Earnings Protection Benefit Charge, Blue Rider Option Charge, Red Rider Option Charge. These charges range from 0.15% to 0.75%.

    These charges are a redemption of units.

ANNUAL MAINTENANCE FEE:

    An annual maintenance fee ranging from $25-30, may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

    These charges are a redemption of units.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT

FINANCIAL STATEMENTS -- STATUTORY BASIS

As of December 31, 2009 and 2008 and for the Years Ended December 31, 2009 and 2008 and 2007

                                    CONTENTS

                                                                      PAGE:
--------------------------------------------------------------------------------
Contents                                                                F-2
Independent Auditors' Report                                            F-3
Financial Statements Statutory Basis:
  Admitted Assets, Liabilities and Surplus                              F-4
  Statements of Operations                                              F-5
  Statements of Changes in Capital and Surplus                          F-6
  Statements of Cash Flows                                              F-7
  Notes to Financial Statements

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory-basis statements of admitted assets, liabilities, and surplus of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2009 and 2008, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2009. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the difference between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2009 and 2008, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2009.

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of Hartford Life and Annuity Insurance Company as of December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2009, on the basis of accounting described in Note 2.

As discussed in Note 2 to the statutory basis financial statements, the Company changed its method of accounting and reporting for deferred income taxes in 2009 and 2008. In 2009, the Company adopted Statement of Statutory Accounting Principle No. 10R and in 2008, the Company received approval from the State of Connecticut Insurance Department for the use of a permitted practice related to the accounting for deferred income taxes, which expired at the end of 2009.

/s/ Deloitte and Touche LLP
April 30, 2010
Hartford, CT

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    ADMITTED ASSETS, LIABILITIES AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                AS OF DECEMBER 31,
                                             2009                 2008
--------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds                                      $8,596,645           $8,371,683
 Common and Preferred Stocks                 1,185,816              266,882
 Mortgage Loans                                490,227              611,372
 Real Estate                                    27,644               27,285
 Policy Loans                                  352,829              354,920
 Cash and Short-Term Investments             1,582,479            2,326,153
 Other Invested Assets                         722,573            2,028,888
                                        --------------       --------------
        TOTAL CASH AND INVESTED ASSETS      12,958,213           13,987,183
                                        --------------       --------------
 Investment Income Due and Accrued             157,065               85,917
 Federal Income Taxes Recoverable                   --              174,110
 Deferred Tax Asset                            401,530              368,287
 Receivables from parent, subsidiaries
  and affiliates                                20,453               10,223
 Other Assets                                  790,047              283,676
 Separate Account Assets                    59,079,204           50,551,150
                                        --------------       --------------
                 TOTAL ADMITTED ASSETS     $73,406,512          $65,460,546
                                        --------------       --------------
LIABILITIES
 Aggregate Reserves for Life and
  Accident and Health Policies              $8,133,755          $10,797,749
 Liability for Deposit Type Contracts           70,613               70,266
 Policy and Contract Claim Liabilities          33,983               33,836
 Asset Valuation Reserve                        25,564                6,004
 Payable to Parent, Subsidiaries or
  Affiliates                                    46,166               39,493
 Accrued Expense Allowances and Other
  Amounts Due From Separate Accounts        (1,612,929)          (1,642,086)
 Federal income tax due or accrued              97,107                   --
 Other Liabilities                           3,447,448            3,426,276
 Separate Account Liabilities               59,079,204           50,551,150
                                        --------------       --------------
                     TOTAL LIABILITIES      69,320,911           63,282,688
                                        --------------       --------------
CAPITAL AND SURPLUS
 Common Stock -- 3,000 Shares
  Authorized, 2,000 Shares Issued and
  Outstanding                                    2,500                2,500
 Gross Paid-In and Contributed Surplus       2,889,208            1,692,530
 Aggregate Write-Ins for Other Than
  Special Surplus Funds                        456,321              497,354
 Unassigned Funds                              737,572              (14,526)
                                        --------------       --------------
             TOTAL CAPITAL AND SURPLUS       4,085,601            2,177,858
                                        --------------       --------------
TOTAL LIABILITIES, CAPITAL AND SURPLUS     $73,406,512          $65,460,546
                                        --------------       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                         2009                 2008                 2007
---------------------------------------------------------------------------------------------------------------------------------
REVENUES
 Premiums and Annuity Considerations                                  $(55,103,285)          $9,352,507          $10,313,501
 Net Investment Income                                                     507,049              376,034              348,437
 Commissions and Expense Allowances on Reinsurance Ceded                   210,712              229,723              333,674
 Reserve Adjustment on Reinsurance Ceded                                56,553,042              (18,161)          (1,710,405)
 Fee Income                                                              1,345,461            1,602,040            1,786,396
 Other Revenues                                                              9,945               71,925               83,752
                                                                    --------------       --------------       --------------
                                                    TOTAL REVENUES       3,522,924           11,614,068           11,155,355
                                                                    --------------       --------------       --------------
BENEFITS AND EXPENSES
 Death and Annuity Benefits                                                617,438              648,881              341,654
 Disability and Other Benefits                                               9,760                9,181                7,588
 Surrenders and Other Fund Withdrawals                                   5,401,796            9,965,053            9,528,808
 Commissions                                                               540,146              834,850              962,917
 Increase (Decrease) in Aggregate Reserves for Life and Accident
  and Health Policies                                                   (2,639,943)           4,809,456              (70,821)
 General Insurance Expenses                                                398,688              448,657              532,485
 Net Transfers from Separate Accounts                                   (3,807,521)          (1,671,681)            (237,153)
 Modified Coinsurance Adjustment on Reinsurance Assumed                   (227,647)            (339,634)            (509,774)
 Other Expenses                                                            104,817               99,317              144,927
                                                                    --------------       --------------       --------------
                                       TOTAL BENEFITS AND EXPENSES         397,534           14,804,080           10,700,631
                                                                    --------------       --------------       --------------
 Net (loss) gain from operations before federal income tax expense
  (benefit)                                                              3,125,390           (3,190,012)             454,724
 Federal income tax (benefit) expense                                      446,708             (245,745)              88,449
                                                                    --------------       --------------       --------------
                                   NET (LOSS) GAIN FROM OPERATIONS       2,678,682           (2,944,267)             366,275
                                                                    --------------       --------------       --------------
 Net realized capital gains (losses), after tax                           (270,071)             961,162              (81,759)
                                                                    --------------       --------------       --------------
                                                 NET INCOME (LOSS)      $2,408,611          $(1,983,105)            $284,516
                                                                    --------------       --------------       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                           2009                2008                2007
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES ISSUED AND
 OUTSTANDING
                                                                       -------------       -------------       -------------
 Balance, Beginning and End of Year                                           $2,500              $2,500              $2,500
                                                                       -------------       -------------       -------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 Beginning of Year                                                         1,692,530           1,483,869           1,376,953
 Capital Contribution                                                      1,196,678             208,661             106,916
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR      2,889,208           1,692,530           1,483,869
                                                                       -------------       -------------       -------------
AGGREGATE WRITE-INS FOR OTHER THAN SPECIAL SURPLUS FUNDS
 Beginning of Year                                                           497,354             194,430                  --
 Gain on Inforce Reinsurance                                                  (7,777)              3,310             194,430
 Impact of Adoption of SSAP 10R                                              266,358                  --                  --
 Permitted Practice DTA                                                     (299,614)            299,614                  --
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        456,321             497,354             194,430
                                                                       -------------       -------------       -------------
UNASSIGNED FUNDS
 Balance, Beginning of Year                                                  (14,526)            875,789             288,226
 Net (loss) Income                                                         2,408,611          (1,983,105)            284,516
 Change in Net Unrealized Capital Losses on Common Stocks and Other
  Invested Assets                                                         (1,127,255)            731,679             262,434
 Change in Net Unrealized Foreign Exchange Capital Losses                     31,071             (34,794)             (5,386)
 Change in Net Deferred Income Tax                                          (424,460)            669,251             (82,891)
 Change in Asset Valuation Reserve                                           (19,560)             40,851              (5,311)
 Change in Non-Admitted Assets                                              (405,548)           (182,691)            100,351
 Change in Reserve on Account of Change in Valuation Basis                        --              23,935             236,861
 Cumulative Effect of Change in Accounting Principles                         (5,644)                 --                  --
 Change in Liability for Reinsurance in Unauthorized Companies                (4,731)                559                (198)
 Cumulative Effect of Permitted Practice DTA                                 299,614                  --                  --
 Correction of Reserves and Tax Liabilities                                       --                  --               4,187
 Dividends to Stockholder                                                         --            (156,000)           (207,000)
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        737,572             (14,526)            875,789
                                                                       -------------       -------------       -------------
CAPITAL AND SURPLUS,
                                                                       -------------       -------------       -------------
 End of year                                                              $4,085,601          $2,177,858          $2,556,588
                                                                       -------------       -------------       -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                         2009                 2008                 2007
---------------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Premiums and Annuity Considerations                                  $(55,110,502)          $9,351,978          $10,306,169
 Net Investment Income                                                     492,876              408,199              378,000
 Miscellaneous Income                                                   58,120,251            1,885,933              493,502
                                                                    --------------       --------------       --------------
  Total Income                                                           3,502,625           11,646,110           11,177,671
                                                                    --------------       --------------       --------------
 Benefits Paid                                                           6,195,957           10,733,727           10,132,212
 Federal Income Tax Payments (Recoveries)                                  174,428              (96,263)              71,171
 Net Transfers from Separate Accounts                                   (3,836,677)          (1,671,681)            (204,517)
 Other Expenses                                                          2,346,022           (2,295,760)             332,141
                                                                    --------------       --------------       --------------
  Total Benefits and Expenses                                            4,879,730            6,670,023           10,331,007
                                                                    --------------       --------------       --------------
              NET CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES      (1,377,105)           4,976,087              846,664
                                                                    --------------       --------------       --------------
INVESTING ACTIVITIES
 PROCEEDS FROM INVESTMENTS SOLD AND MATURED
 Bonds                                                                   7,400,338              779,818            1,526,875
 Common and Preferred Stocks                                                 6,812               38,676              149,356
 Mortgage Loans                                                            124,749               17,014               63,357
 Derivatives and Other                                                   1,657,337              878,786              (32,175)
                                                                    --------------       --------------       --------------
  Total Investment Proceeds                                              9,189,236            1,714,294            1,707,413
                                                                    --------------       --------------       --------------
 COST OF INVESTMENTS ACQUIRED
 Bonds                                                                   7,675,090            3,706,708            2,269,295
 Common and Preferred Stocks                                             1,824,388               19,943              214,967
 Mortgage Loans                                                             51,678              278,706              253,365
 Real Estate                                                                    --                   --                2,781
 Derivatives and Other                                                     297,106            1,529,747              384,420
                                                                    --------------       --------------       --------------
  Total Investments Acquired                                             9,848,262            5,535,104            3,124,828
                                                                    --------------       --------------       --------------
 Net (Decrease) Increase in Policy Loans                                    (2,091)              11,147               19,142
                                                                    --------------       --------------       --------------
                            NET CASH USED FOR INVESTING ACTIVITIES        (656,935)          (3,831,957)          (1,436,557)
                                                                    --------------       --------------       --------------
FINANCING AND MISCELLANEOUS ACTIVITIES
 Capital Contribution                                                      486,062              208,661              100,000
 Dividends to Stockholder                                                       --             (156,000)             (57,726)
 Funds Held Under Reinsurance Treaties with Unauthorized
  Reinsurers                                                             1,140,679            1,013,639              646,001
 Net Other Cash (Used) Provided                                           (336,375)            (449,560)                (747)
                                                                    --------------       --------------       --------------
       NET CASH PROVIDED BY FINANCING AND MISCELLANEOUS ACTIVITIES       1,290,366              616,740              687,528
                                                                    --------------       --------------       --------------
 Net Increase in Cash and Short-Term Investments                          (743,674)           1,760,870               97,635
 Cash and Short-Term Investments, Beginning of Year                      2,326,153              565,283              467,648
                                                                    --------------       --------------       --------------
                      CASH AND SHORT-TERM INVESTMENTS, END OF YEAR      $1,582,479           $2,326,153             $565,283
                                                                    --------------       --------------       --------------
Note: Supplemental disclosures of cash flow information for
 non-cash transactions:
 Capital contribution from parent to settle intercompany balances
  related to stock compensation                                              4,541                3,815                6,916
 Dividend of Assets to Affiliate Champlain Life Reinsurance
  Company                                                                       --                   --              149,274
 Capital contribution of subsidiary from HLIC                            1,406,075                   --                   --
 Distribution of WRR Shares to HLIC                                       (700,000)

                       SEE NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company ("HLAI" or the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

Effective September 30, 2009, HLIC contributed the following wholly-owned subsidiaries, including European insurance operations, several broker-dealer entities and investment advisory and service entities to the Company:

-   Hartford Financial Services, LLC

-   Hartford Life International Ltd.

-   Woodbury Financial Services

The contribution was made to more closely align entities with the company issuing the business as well as to more efficiently deploy capital across the organization. The Company offers a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under State of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by Connecticut.

A difference prescribed by Connecticut state law, allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. If the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

For the year ended December 31, 2009, no state permitted practices were used by the Company. For the year ended December 31, 2008, the Company received approval from the Department to use the following permitted practice. If the Company had not used this permitted practice, its risk-based capital would not have triggered a regulatory event. The permitted practice modified the statutory accounting for deferred income taxes prescribed by NAIC SAP by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. The benefits of this permitted practice were not considered by the Company when determining surplus available for dividends. The Company was required to maintain it's risk-based capital ratio at or above 250% and submit a quarterly certification of its deferred tax asset calculation to the Department. For the annual period ending December 31, 2009, the Company adopted Statement of Statutory Accounting Principles ("SSAP") No. 10R, INCOME TAXES -- REVISED, A TEMPORARY REPLACEMENT OF SSAP NO. 10R, which incorporates the modification described in the aforementioned permitted practice.

A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the Department is provided in the following table:

                                                                          2009                 2008                2007
---------------------------------------------------------------------------------------------------------------------------------
NET (LOSS) INCOME, STATE OF CONNECTICUT BASIS                            $2,408,611          $(1,983,105)           $284,516
State prescribed practice:
Reinsurance reserve credit                                                  153,169             (142,389)             (7,492)
                                                                      -------------       --------------       -------------
                                        NET (LOSS) INCOME, NAIC SAP:    $ 2,561,780         $ (2,125,494)          $ 277,024
                                                                      -------------       --------------       -------------
Statutory surplus, State of Connecticut basis                            $4,085,601           $2,177,858          $2,556,588
State permitted and prescribed practice
Reinsurance reserve credit -- prescribed practice                          (237,402)            (390,571)           (248,182)
Deferred income taxes -- permitted practice                                      --             (299,614)                 --
                                                                      -------------       --------------       -------------
                                        STATUTORY SURPLUS, NAIC SAP:    $ 3,848,199          $ 1,487,673         $ 2,308,406
                                                                      -------------       --------------       -------------

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies, evaluation of other-than-temporary impairments and valuation of derivatives. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC, which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for NAIC classes 1-5 and the lower of amortized cost or fair value for NAIC class 6 for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity,

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities must meet specific conditions to qualify as a separate account asset or liability. Amounts reported for separate accounts assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

(12) comprehensive income and its components are not presented in statutory financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP accounting derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net (loss) income and capital and surplus for the Company are as follows:

                                                                         2009                 2008                 2007
---------------------------------------------------------------------------------------------------------------------------------
GAAP Net (loss) Income                                                   $(520,467)         $(2,431,996)            $348,883
Deferral and amortization of policy acquisition costs, net               2,739,454               56,711             (583,420)
Change in unearned revenue reserve                                          (1,584)             221,472              205,884
Deferred taxes                                                            (846,715)          (1,254,566)              76,671
Separate account expense allowance                                          40,418             (922,220)             382,281
Benefit reserve adjustment                                             (58,017,479)             359,517             (328,431)
Prepaid reinsurance adjustment                                                (356)                (967)               3,703
Sales inducements                                                          311,955              (56,624)             (30,167)
Derivatives                                                               (959,859)           1,870,871              263,627
Realized capital gains (losses)                                            467,796              441,220             (114,173)
Goodwill impairment                                                             --               76,895                   --
Investment in subsidiaries                                                 149,355                   --                   --
Other, net                                                              59,046,093             (343,419)              59,658
                                                                    --------------       --------------       --------------
                                       STATUTORY NET (LOSS) INCOME      $2,408,611          $(1,983,106)            $284,516
                                                                    --------------       --------------       --------------
GAAP Stockholder's Equity                                              $ 3,562,235          $ 1,543,717          $ 4,153,194
Deferred policy acquisition costs                                       (2,354,442)          (5,679,729)          (5,187,834)
Unearned revenue reserve                                                 1,068,865            1,191,670              861,421
Deferred taxes                                                            (860,386)            (645,626)             475,659
Separate account expense allowance                                       1,601,476            1,561,059            2,473,554
Unrealized gains on investments                                             55,956              806,123               56,340
Benefit reserve adjustment                                                 565,971            3,327,187              (44,469)
Asset valuation reserve                                                    (25,564)              (6,004)             (46,855)
Prepaid reinsurance premium                                                (54,066)             (49,200)             (40,877)
Goodwill                                                                   (45,229)             (93,206)            (170,100)
Reinsurance ceded                                                           99,469              111,406                 (569)
Other, net                                                                 471,316              110,461               27,124
                                                                    --------------       --------------       --------------
                                     STATUTORY CAPITAL AND SURPLUS      $4,085,601           $2,177,858           $2,556,588
                                                                    --------------       --------------       --------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 9.50% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM"). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

During 2009, the Company adopted Actuarial Guideline No. 43 ("AG 43"), CARVM for Variable Annuities, which codifies the reserve valuation standards for variable annuity and other contracts involving certain guaranteed benefits. The implementation of AG 43 did not have a material impact on the Company's net income and capital and surplus.

During 2008, the Company changed it's reserving methodologies relating to CARVM calculations for two blocks of Fortis Adaptable life policies. The change resulted in a basis change which lowered reserves by $23,935 and was reported as a direct increase to surplus.

During 2007, the State of Connecticut Insurance Department approved changes to certain reserving methodologies. The reserve valuation basis for variable annuities was changed from "continuous" CARVM to "curtate" CARVM. The change resulted in a basis change which lowered reserves by $236,861 and was reported as a direct increase to surplus.

As of December 31, 2009 and 2008, the Company had $15,982,557 and $14,464,897
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2009 and 2008 totaled $70,973 and $60,552, respectively.

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2009 (including general and separate account liabilities) are as follows

                                                                     % OF
                                                  AMOUNT            TOTAL
--------------------------------------------------------------------------------
Subject to discretionary withdrawal:
With market value adjustment:
In a lump sum reflecting changes in interest
 rates or asset values                            $1,855,882           3.16%
In installments over 5 years or more, with or
 w/o reduction in interest rates                          --           0.00%
At book value, less current surrender charge
 of 5% or more                                       438,197           0.75%
At market value                                   53,957,126          91.92%
                                               -------------       --------
     TOTAL WITH ADJUSTMENT OR AT MARKET VALUE     56,251,205          95.83%
                                               -------------       --------
At book value without adjustment (minimal or
 no charge or adjustment):
In a lump sum without adjustment                     276,406           0.47%
Installments over less than 5 years                       --           0.00%
In a lump sum subject to a fixed surrender
 charge of less than 5%                            1,939,543           3.30%
In a lump sum subject to a surrender charge               --           0.00%
All others                                                --           0.00%
Not subject to discretionary withdrawal              366,914           0.63%
                                               -------------       --------
Total, gross                                      58,834,068         100.23%
Reinsurance ceded                                   (137,554)         -0.23%
                                               -------------       --------
                                   TOTAL, NET    $58,696,514         100.00%
                                               -------------       --------
Reconciliation of total annuity actuarial
 reserves and deposit fund liabilities:
Life and Accident & Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)         $4,571,914
Exhibit 5, Supplementary Contract Section,
 Total (net)                                           4,791
Exhibit 7, Deposit-Type Contracts Section,
 Column 1, Line 14                                    70,613
                                               -------------
                                     SUBTOTAL      4,647,318
Separate Account Annual Statement
Exhibit 3, Column 2, Line 0299999                 54,049,196
Exhibit 3, Column 2, Line 0399999                         --
Policyholder dividend and coupon
 accumulations                                            --
Policyholder premiums                                     --
Guaranteed interest contracts                             --
Other contract deposit funds                              --
                                               -------------
                                     SUBTOTAL     54,049,196
                                               -------------
                               COMBINED TOTAL    $58,696,514
                                               -------------

INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO"), which are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Unaffiliated common stocks are carried at fair value with the change in the difference from cost recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or fair values depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Investments in common and preferred stocks of subsidiaries and affiliates of the Company are carried in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No.
88) based on their underlying equity generally adjusted to a statutory basis. Mortgage loans on real estate are stated at the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value.

Due and accrued investment income amounts over 90 days past due are non-admitted. There was no investment income due and accrued excluded from surplus at December 31, 2009 and 2008.

Net realized gains and losses from investment sales are determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $25,564 and $6,004 as of December 31, 2009, 2008 respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold. The IMR balances as of December 31, 2009 and 2008 were $(9,037), and $(7,165) respectively. The 2009 and 2008 IMR balances were asset balances and were reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The net capital losses captured in the IMR, net of taxes, in 2009, 2008, and 2007 were $(3,242), $(3,339) and $(10,549), respectively. The amount of expense amortized from the IMR net of taxes in 2009, 2008 and 2007 included in the Company's Statements of Operations, was $(1,370), $(484) and $(86), respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statement of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security, below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43-Revised is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) the financial condition, credit rating and near-term prospects of the issuer,
(c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further other-than-temporary impairments on an ongoing basis.

For securities that are not subject to SSAP No. 43-Revised, if the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43-Revised requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment are less than its amortized cost, then an other-than-temporary impairment charge is recognized equal to the difference between the amortized cost and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment. The Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43-Revised until the recovery of value, the security is written down to fair value.

Net realized capital losses resulting from write-downs for other-than-temporary impairments on corporate and asset-backed fixed maturities was $110,124, $92,544 and $560 for the years ended December 31, 2009, 2008 and 2007, respectively. Net realized capital losses resulting from write-downs for other-than-temporary impairments on equities was $16,593, $20,786 and $1,664 for the years ended December 31, 2009, 2008 and 2007, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net unrealized capital gains and losses. As of December 31, 2009, 2008 and 2007, the Company established an allowance for credit losses on mortgage loans of $42,212, $0 and $0, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, income generation, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86 (Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions). The Company's derivative transactions are permitted uses of derivatives under the derivative use plan required by the State of Connecticut insurance department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Upon termination, any remaining derivative liability, along with any disposition payments are recorded to derivative capital gain or loss.

Derivatives held for other investment and/or risk management activities receive fair value accounting. The derivatives are carried on the balance sheet at fair value and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

ADOPTION OF ACCOUNTING STANDARDS

SSAP NO. 100 -- Fair Value Measurements was issued by the NAIC in 2009 and is effective for December 31, 2010 annual financial statements. SSAP 100 defines fair value, establishes a measurement framework, and expands disclosures. The Company elected to early adopt as for the December 31, 2009 annual financial statements, as permitted under the standard. Adoption of SSAP 100 did not have a material impact on net income and capital and surplus.

SSAP NO. 10R -- Income Taxes -- Revised, A Temporary Replacement of SSAP No. 10 (SSAP No. 10R) was issued by the NAIC in December 2009 and is effective for annual periods ending December 31, 2009 and interim and annual periods of 2010. SSAP No. 10R increases the realization period for deferred tax assets from one year to three years, increases the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus and requires additional disclosures as provided in Note 4, Income Taxes. In order to take advantage of these provisions, the risk-based capital for life insurers needs to be above 250%. The adoption of SSAP No. 10R positively impacted surplus by $266,358.

SSAP NO. 43R -- Revised Loan-backed and Structured Securities (SSAP No. 43R) was issued by the NAIC in September 2009 and is effective September 30, 2009. SSAP 43R supersedes SSAP No. 98 -- Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments, an Amendment of SSAP No. 43 -- Loan-backed and Structured Securities and paragraph 13 of SSAP No. 99. SSAP 43R establishes statutory accounting principles for investments in loan-backed and structured securities and requires additional disclosures as provided in Note 3, Investment. The implementation of SSAP No. 43R negatively impacted surplus for other-than-temporary impairments of loan-backed securities by $14,377.

SSAP NO. 99 -- Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment was issued by the NAIC in 2008 and is effective January 1, 2009. SSAP No. 99 establishes the statutory accounting principles for the treatment of premium or discount applicable to certain securities subsequent to the recognition of an other-than-temporary impairment. The implementation of SSAP No. 99 did not have a material impact on the Company's net income and surplus.

SSAP NO. 97 -- Investments in Subsidiary, Controlled and Affiliated Entities (SSAP No. 97), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task force during 2007. SSAP No. 97 defines the appropriate valuation for subsidiaries and affiliates of insurance companies. It was effective on January 1, 2008, and did not have a material impact on the Company's financial statements.

3. INVESTMENTS:

For the years ended December 31,

(A) COMPONENTS OF NET INVESTMENT INCOME

                                        2009          2008              2007
--------------------------------------------------------------------------------
Interest income from bonds and
 short-term investments                 $440,304      $343,501          $335,302
Interest income from policy loans         22,025        22,535            21,532
Interest income from mortgage
 loans                                    31,264        26,596            17,414
Interest and dividends from other
 investments                              21,271        (9,818)            9,101
                                    ------------  ------------       -----------
Gross investment income                  514,864       382,814           383,349
Less: investment expenses                  7,815         6,780            34,912
                                    ------------  ------------       -----------
             NET INVESTMENT INCOME      $507,049      $376,034          $348,437
                                    ------------  ------------       -----------

(B) COMPONENTS OF NET UNREALIZED CAPITAL LOSSES ON BONDS AND SHORT TERM INVESTMENTS

                              2009               2008              2007
--------------------------------------------------------------------------------
Gross unrealized capital
 gains                        $258,827            $89,940           $86,420
Gross unrealized capital
 losses                       (400,588)          (981,592)         (152,307)
                          ------------       ------------       -----------
Net unrealized capital
 losses                       (141,761)          (891,652)          (65,887)
Balance, beginning of
 year                         (891,652)           (65,887)           32,916
                          ------------       ------------       -----------
CHANGE IN NET UNREALIZED
  CAPITAL (LOSSES) GAINS
                ON BONDS
          AND SHORT TERM
             INVESTMENTS      $749,891          $(825,765)         $(98,803)
                          ------------       ------------       -----------

(C) COMPONENTS OF NET UNREALIZED CAPITAL LOSSES ON COMMON STOCKS AND PREFERRED STOCKS

                              2009               2008              2007
--------------------------------------------------------------------------------
Gross unrealized capital
 gains                         $32,641               $245            $1,751
Gross unrealized capital
 losses                        (49,799)          (157,708)          (56,041)
                          ------------       ------------       -----------
Net unrealized capital
 losses                        (17,158)          (157,463)          (54,290)
Balance, beginning of
 year                         (157,463)           (54,290)          (32,598)
                          ------------       ------------       -----------
CHANGE IN NET UNREALIZED
  CAPITAL (LOSSES) GAINS
        ON COMMON STOCKS
    AND PREFERRED STOCKS      $140,305          $(103,173)         $(21,692)
                          ------------       ------------       -----------

(D) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                              2009               2008              2007
--------------------------------------------------------------------------------
Bonds and short-term
 investments                 $(102,510)         $(103,639)         $(13,496)
Common stocks                     (611)              (784)              (11)
Preferred stocks               (12,733)           (27,428)           (2,546)
Other invested assets         (158,521)         1,095,885           (72,007)
                          ------------       ------------       -----------
Realized capital
 (losses) gains               (274,375)           964,034           (88,060)
Capital gains (tax)
 benefit                        (1,062)              (467)            4,248
                          ------------       ------------       -----------
Net realized capital
 (losses) gains, after
 tax                          (273,313)           964,501           (92,308)
Less: amounts
 transferred to IMR             (3,242)             3,339           (10,549)
                          ------------       ------------       -----------
    NET REALIZED CAPITAL
   (LOSSES) GAINS, AFTER
                     TAX     $(270,071)          $961,162          $(81,759)
                          ------------       ------------       -----------

For the years ended December 31, 2009, 2008 and 2007, sales of unaffiliated bonds and short-term investments resulted in proceeds of $8,402,279, $1,083,622 and $1,478,584, gross realized capital gains of $126,993, $13,331 and $13,287, and gross realized capital losses of $119,379, $29,008 and $26,224 respectively, before transfers to the IMR.

For the years ended December 31, 2009, 2008 and 2007, sales of common and preferred stocks resulted in proceeds of $6,812, $18,884 and $149,356, gross realized capital gains of $2,737, $11 and $62, and gross realized capital losses of $76, $7,437 and $955, respectively.

(E) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer defaults, price or foreign currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into income generation or replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), income generation, replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company's derivative transactions are used in strategies permitted under the derivative use plan required by the State of Connecticut insurance department.

Interest rate swaps and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value, fair value, and carrying value of derivative instruments used during the year are disclosed in the strategy discussions below. During the years 2009 and 2008, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation, fair value hedges, or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2009 and 2008 were $28,636,756 and $13,610,197, respectively.
The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third party data as inputs or independent broker quotations. The Company did not have any material unrealized gains or losses during the reporting period representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting. The fair value of derivative instruments at December 31, 2009 and 2008 were $113,244 and $1,859,441, respectively. As of December 31, 2009 and 2008 the average fair value for derivatives held for other investment and/or risk management activities was $840,855 and $963,117, respectively. The carrying value of derivative instruments at December 31, 2009 and 2008 were $132,015 and $1,764,939, respectively.

CASH FLOW HEDGES

INTEREST RATE SWAPS: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. The Company did not hedge forecasted transactions other than the interest payments on floating-rate securities. The maximum length of time over which the Company is hedging exposure to the variability of future cash flows for forecasted transactions, excluding those forecasted transactions related to the payment of variable interest on existing financial instruments, is three years. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2009 and 2008 interest rate swaps used in cash flow hedge relationships had a notional value of $605,000 and $235,000, respectively, a fair value of $(2,845) and $72,937, respectively, and a carrying value of $0.

FOREIGN CURRENCY SWAPS: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in Euros and are swapped to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2009 and 2008 foreign currency swaps used in cash flow hedge relationships had a notional value of $80,908 and $176,393, respectively, a fair value of $9,837 and $19,874, respectively, and a carrying value of $6,527 and $(1,691), respectively. Foreign currency swaps are also used to hedge the foreign currency exposure related to certain guaranteed minimum income benefit ("GMIB") fixed liability payments. As of December 31, 2009 swaps in this strategy had a notional value of $2,219,332, a fair value of $(19,236), and a carrying value of $0. As of December 31, 2008 the Company did not have any foreign currency swaps used to hedge the foreign currency exposure related to certain guaranteed minimum income benefit ("GMIB") fixed liability payments.

OTHER INVESTMENT AND/OR RISK MANAGEMENT ACTIVITIES

INTEREST RATE CAPS AND SWAPTIONS: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaptions contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contracts in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2009 and 2008 interest rate caps and swaptions used to mitigate risk in a rising interest rate environment had a notional value of $54,077 and $80,767, respectively, a fair value of $688 and $655, respectively, and a carrying value of $688 and $655, respectively. For the years ended December 31, 2009, 2008 and 2007, derivative contracts in this strategy reported a loss of $(230), $(5,450) and $(6,239), respectively, in realized capital gains and losses.

CREDIT DEFAULT SWAPS: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity. As of December 31, 2009 and 2008 credit default swaps had a notional value of $304,963 and $355,316, respectively, a fair value of $(6,316) and $37,463, respectively, and a carrying value of $(6,316) and $37,463, respectively. For the years ended December 31, 2009, 2008 and 2007, credit default swaps reported a gain of $802, $20,185 and $1,453, respectively, in realized capital gains and losses. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap. As of December 31, 2009 and 2008 credit default swaps in offsetting relationships had a notional value of $309,134 and $140,000, respectively, a fair value of $(3,609) and $0, respectively, and a carrying value of $(3,609) and $0, respectively. For the year ended December 31, 2009, credit default swaps in offsetting relationships reported a gain of $3 in realized capital gains and losses. For the years ended December 31, 2008 and 2007, there were no realized gains and losses on credit default swaps in offsetting relationships.

FUTURES CONTRACTS, EQUITY INDEX OPTIONS, TOTAL RETURN, INDEX, AND INTEREST RATE SWAP CONTRACTS: The Company enters into interest rate futures, S&P 500 and NASDAQ index futures contracts and put and call options, as well as interest rate, equity volatility, dividend, and total return Europe, Australasia, and Far East ("EAFE") swap contracts to hedge exposure to the volatility associated with the portion of the guaranteed minimum withdrawal benefit ("GMWB") liabilities which are not reinsured. The Company has also entered into customized swaps contracts to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders. As of December 31, 2009 and 2008 derivative contracts in this strategy had a notional value of $9,016,065 and $10,136,044, respectively, a fair value of $(46,115) and $1,565,020, respectively, and a carrying value of $(46,115) and $1,565,020, respectively. For the years ended December 31, 2009, 2008 and 2007, derivative contracts in this strategy reported a gain of $75,643, a gain of $1,006,992 and a loss of $(48,528), respectively, in realized capital gains and losses.

INTEREST RATE SWAPS: The Company enters into interest rate swaps to manage duration risk between assets and liabilities. As of December 31, 2009 the Company did not have any swaps in this strategy. As of December 31, 2008 interest rate swaps had a notional value of $75,000, a fair value of $319, and a carrying value of $319. For the years ended December 31, 2009, 2008 and 2007, interest rate swaps reported a gain of $103, $6,056 and $447, respectively, in realized capital gains and losses. In addition, the Company may enter into interest rates swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap. As of December 31, 2009 and 2008 interest rate swaps in offsetting relationships had a notional value of $225,000, a fair value of $(11,661) and $(13,301), respectively, and a carrying value of

$(11,661) and $(13,301), respectively. For the year ended December 31, 2009 there were no realized gains and losses on interest rate swaps in offsetting relationships. For the year ended December 31, 2008, interest rate swaps in offsetting relationships reported a gain of $2,316. For the year ended December 31, 2007 there were no realized gains and losses on derivative contracts in this strategy.

EQUITY INDEX OPTIONS AND FUTURES: The Company purchases S&P 500 options contracts as well as futures to economically hedge the statutory reserve impact of equity volatility arising primarily from guaranteed minimum death benefits ("GMDB") and guaranteed minimum withdrawal benefits ("GMWB") obligations against a decline in the equity markets. As of December 31, 2009 and 2008 derivative contracts in this strategy had a notional value $13,436,955 and $1,870,478, respectively, a fair value of $185,534 and $134,852, respectively, and a carrying value of $185,534 and $134,852, respectively. For the years ended December 31, 2009, 2008 and 2007, derivative contracts in this strategy reported a loss of $(228,653), $(13,503) and $(16,876), respectively, in realized capital gains and losses.

FOREIGN CURRENCY SWAPS AND FORWARDS: The Company enters into foreign currency swaps to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. In addition, foreign currency forward contracts convert euros to yen in order to economically hedge the foreign currency risk associated with certain Japanese variable annuity products. As of December 31, 2009 and 2008 foreign currency swaps and forwards had a notional value of $2,384,822 and $315,699, respectively, a fair value of $6,900 and $41,393, respectively, and a carrying value of $6,900 and $41,393, respectively. For the years ended December 31, 2009, 2008 and 2007, derivative contracts in this strategy reported a gain of $27,207, a loss of $(773) and a gain of $599, respectively, in realized capital gains and losses.

WARRANTS: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2009 and 2008 the warrants had a notional value of $500, a fair value of $67 and $229, respectively, and a carrying value of $67 and $229, respectively. There were no realized gains and losses during the years 2009, 2008 and 2007.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk from a referenced index or asset pool in order to synthetically replicate investment transactions. In addition, the Company may enter into credit default swaps that assume credit risk to terminate existing credit default swaps that reduce credit risk, thereby offsetting the changes in value of the original swap.

The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation. A credit event is generally defined as default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade baskets of up to five corporate issuers and diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and are typically divided into tranches that possess different credit ratings.

The following table presents the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31, 2009 and 2008.

                            AS OF DECEMBER 31, 2009

                                                                                        WEIGHTED
                                                                                         AVERAGE
                                    NOTIONAL                          CARRYING          YEARS TO
                                   AMOUNT (2)         FAIR VALUE       VALUE            MATURITY
----------------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk                                                                        4
  exposure                           $35,000               $(13)         $(13)            years
 Below investment grade risk                                                                  4
  exposure                            14,453               (194)         (194)            years
Basket credit default swaps
 (4)
 Investment grade risk                                                                        4
  exposure                            35,566              1,547         1,547             years
 Investment grade risk                                                                        8
  exposure                            70,000            (11,501)      (11,501)            years
                                    --------            -------       -------             -----
                        TOTAL       $155,019            $(10,161)     $(10,161)
                                    --------            -------       -------

                                       UNDERLYING REFERENCED CREDIT
                                             OBLIGATION(S) (1)

                                                                AVERAGE
                                                                 CREDIT
                                       TYPE                      RATING
-----------------------------  ---------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                          Corporate Credit              AAA
 Below investment grade risk
  exposure                          Corporate Credit              BB+
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                          Corporate Credit               A-
 Investment grade risk
  exposure                          CMBS Credit                   AA+
                               ---------------------             ------
                        TOTAL


                                   OFFSETTING         OFFSETTING        OFFSETTING
                                    NOTIONAL             FAIR            CARRYING
                                   AMOUNT (3)         VALUE (3)         VALUE (3)
-----------------------------  ------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                           $35,000             $(833)            $(833)
 Below investment grade risk
  exposure                            14,453            (2,570)           (2,570)
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                            34,661            (1,547)           (1,547)
 Investment grade risk
  exposure                            70,000            11,501            11,501
                                    --------            ------            ------
                        TOTAL       $154,114            $6,551            $6,551
                                    --------            ------            ------

                            AS OF DECEMBER 31, 2008

                                                                                         WEIGHTED
                                                                                          AVERAGE
                                   NOTIONAL                           CARRYING           YEARS TO
                                  AMOUNT (2)          FAIR VALUE       VALUE             MATURITY
------------------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                          $70,000            $(21,514)      $(21,514)           8 years
                                    -------            --------       --------            -------
                        TOTAL       $70,000            $(21,514)      $(21,514)
                                    -------            --------       --------


                                                 UNDERLYING REFERENCED CREDIT       AVERAGE
                                                      OBLIGATION(S) (1)              CREDIT
                                                  TYPE                               RATING
-----------------------------  ----------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                                              CMBS Credit                   AAA
                                                      ---------------                 ----
                        TOTAL


                                  OFFSETTING         OFFSETTING         OFFSETTING
                                   NOTIONAL             FAIR             CARRYING
                                  AMOUNT (3)          VALUE (3)          VALUE (3)
-----------------------------  -------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                          $70,000            $21,514            $21,514
                                    -------            -------            -------
                        TOTAL       $70,000            $21,514            $21,514
                                    -------            -------            -------

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting, the future changes in value of or losses paid related to the original swap.

(4)  Includes $105,869 and $70,000 as of December 31, 2009 and 2008,
     respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

CREDIT RISK

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A2/A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management.

The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements.

Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $10,000. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that all derivative contracts, other than exchange traded contracts and certain currency forward contracts, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

For the year ended December 31, 2009 the Company did not have any losses on derivative instruments due to counterparty nonperformance. For the year ended December 31, 2008 the Company has incurred losses of $(13,838) on derivative instruments due to counterparty default related to the bankruptcy of Lehman Brothers Holdings, Inc. These losses were a result of the contractual collateral threshold amounts and open collateral calls in excess of such amounts immediately prior to the bankruptcy filing, as well as interest rate and credit spread movements from the date of the last collateral call to the date of the bankruptcy filing.

(F) CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2009, the Company is not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies, wholly owned subsidiaries, and short term investment pool greater than 10% of the Company's capital and surplus.

As of December 31, 2008, the Company had one significant concentration of credit risk, Government of Japan, that exceeded 10% of capital and surplus in bonds of single issuers that was not U.S. government, certain U.S. government agencies and short term investment pool. These bonds were all designated NAIC investment grade. The Company monitors closely these concentrations and the potential impact of capital and surplus should the issuer fail to perform according to the contractual terms of the investment. As of December 31, 2008, the carrying value, gross unrealized gain, gross unrealized loss and estimated fair value of these bonds were $1,848,824, $20,292, $0 and $1,869,116

(G) BONDS, SHORT-TERM INVESTMENTS, COMMON STOCKS AND PREFERRED STOCKS

                                                                                  GROSS
                                                                               UNREALIZED               Gross           Estimated
                                                               Statement          GAINS            Unrealized                Fair
   BONDS AND SHORT-TERM INVESTMENTS DECEMBER 31, 2009              Value                               Losses               Value
---------------------------------------------------------------------------------------------------------------------------------
U.S. government and government agencies and authorities:
 -- Guaranteed and sponsored                                    $700,086            $2,209           $(19,381)           $682,914
 -- Guaranteed and sponsored -- asset-backed                     540,081            15,260             (1,083)            554,258
States, municipalities and political subdivisions                 90,420               951            (10,165)             81,206
International governments                                         82,841             4,614             (1,275)             86,180
All other corporate -- excluding asset-backed                  3,933,824           210,001            (43,650)          4,100,175
All other corporate -- asset-backed                            1,636,174            25,792           (246,728)          1,415,238
Hybrid securities                                                144,409                --            (23,365)            121,044
Short-term investments                                         1,464,800                --                 --           1,464,800
Affiliate bond                                                 1,468,810                --            (54,941)          1,413,869
                                                          --------------       -----------       ------------       -------------
                  TOTAL BONDS AND SHORT-TERM INVESTMENTS     $10,061,445          $258,827          $(400,588)         $9,919,684
                                                          --------------       -----------       ------------       -------------

                                                                                  GROSS             GROSS             ESTIMATED
                                                                               UNREALIZED         UNREALIZED            FAIR
                                                               COST               GAINS             LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
 DECEMBER 31, 2009
Common stock -- unaffiliated                                      $5,441            $1,263               $(17)             $6,687
Common stock -- affiliated                                     1,123,632            31,378            (49,782)          1,105,228
                                                          --------------       -----------       ------------       -------------
                                     TOTAL COMMON STOCKS      $1,129,073           $32,641           $(49,799)         $1,111,915
                                                          --------------       -----------       ------------       -------------

                                                                                  GROSS             GROSS             ESTIMATED
                                                            STATEMENT          UNREALIZED         UNREALIZED            FAIR
                                                              VALUE               GAINS             LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
 DECEMBER 31, 2009
Preferred stock -- unaffiliated                                  $73,901            $4,495           $(10,675)            $67,721
                                                          --------------       -----------       ------------       -------------
                                  TOTAL PREFERRED STOCKS         $73,901            $4,495           $(10,675)            $67,721
                                                          --------------       -----------       ------------       -------------

                                                                  GROSS             GROSS             ESTIMATED
                                            STATEMENT          UNREALIZED         UNREALIZED            FAIR
                                              VALUE               GAINS             LOSSES              VALUE
-----------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
 DECEMBER 31, 2008
U.S. government and government agencies
 and
 authorities:
 -- Guaranteed and sponsored                    $767,433            $8,278            $(3,717)           $771,994
 -- Guaranteed and sponsored --                  612,681            14,147             (1,672)            625,156
  asset-backed
States, municipalities and political              56,540               258             (9,859)             46,939
 subdivisions
International governments                      1,784,069            21,070               (496)          1,804,643
Public utilities                                 552,314             5,224            (52,867)            504,671
All other corporate -- excluding               2,543,103            34,761           (271,737)          2,306,127
 asset-backed
All other corporate -- asset-backed            2,055,543             6,202           (641,244)          1,420,501
Short-term investments                         2,166,710                --                 --           2,166,710
Parents, subsidiaries and affiliates                $ --              $ --               $ --                $ --
                                          --------------       -----------       ------------       -------------
  TOTAL BONDS AND SHORT-TERM INVESTMENTS     $10,538,393           $89,940          $(981,592)         $9,646,741
                                          --------------       -----------       ------------       -------------

                                                                            GROSS              GROSS               ESTIMATED
                                                                          UNREALIZED         UNREALIZED              FAIR
                                                               COST         GAINS              LOSSES                VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
 DECEMBER 31, 2008
Common stock -- unaffiliated                                    $5,987        $18                 $(974)              $5,031
Common stock -- affiliated                                      36,884         --               (30,395)               6,489
                                                             ---------       ----            ----------            ---------
                                        TOTAL COMMON STOCKS    $42,871        $18              $(31,369)             $11,520
                                                             ---------       ----            ----------            ---------

                                                                                      GROSS           GROSS            ESTIMATED
                                                                STATEMENT           UNREALIZED      UNREALIZED           FAIR
                                                                  VALUE               GAINS           LOSSES             VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
 DECEMBER 31, 2008
Preferred stock -- unaffiliated                                   $255,362              $227          $(126,339)         $129,250
                                                               -----------            ------       ------------       -----------
                                  TOTAL PREFERRED STOCKS          $255,362              $227          $(126,339)         $129,250
                                                               -----------            ------       ------------       -----------

The statement value and estimated fair value of bonds and short-term investments at December 31, 2009 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                     Statement       Estimated
                                                       Value        Fair Value
                                                   --------------  -------------
MATURITY
Due in one year or less                                $1,981,343     $1,972,939
Due after one year through five years                   2,223,537      2,187,278
Due after five years through ten years                  3,745,643      3,682,947
Due after ten years                                     2,110,922      2,076,520
                                                   --------------  -------------
                                            TOTAL     $10,061,445     $9,919,684
                                                   --------------  -------------

At December 31, 2009 and 2008, securities with a statement value of $3,814 and $3,809, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's mortgage loans outstanding were 7.5% and 1.66% and 6.99% and 4.02% during 2009 and 2008, respectively. During 2009 and 2008, the Company did not reduce interest rates on any outstanding mortgage loans. For loans held at December 31, 2009 and 2008, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 79.23%. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2009 and 2008, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2009 and 2008, there were impaired loans with a related allowance for credit losses of $42,212 and $0 with interest income recognized during the period the loans were impaired of $(64) and $0, respectively.

(I) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The Company did not have investments in restructured loans as of December 31, 2009, 2008 and 2007.

(J) FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                                   2009                                   2008
                                                       STATEMENT          ESTIMATED           STATEMENT          ESTIMATED
                                                         VALUE            FAIR VALUE            VALUE            FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds and short-term investments                      $10,061,445          9,919,684         $10,538,393          9,646,741
 Preferred stocks                                           73,901             67,721             255,362            129,250
 Common stocks                                           1,111,915          1,111,915              11,520             11,520
 Mortgage loans                                            490,227            446,456             611,372            569,461
 Derivative related assets (1)                             324,260            326,218           1,791,997          1,813,561
 Policy loans                                              352,829            352,829             354,920            354,920
 Other invested assets                                     425,957            425,957             264,280            264,280
LIABILITIES
 Liability for deposit type contracts                     $(70,613)          $(70,613)           $(70,266)          $(70,266)
 Derivative related liabilities (1)                       (192,245)          (190,893)            (27,058)           (27,058)
                                                     -------------       ------------       -------------       ------------

(1) Includes derivatives held for other investment and/or risk management activities as of December 31, 2009 and 2008, with a fair value asset position of $316,011 and $1,793,687, respectively, and a liability position of $(190,524) and $(27,058), respectively. Excludes derivative contracts that receive hedge accounting and have a zero statement value at December 31, 2009 and 2008. These derivatives are not reported on the Statement of Admitted Assets, Liabilities and Surplus and have a fair value as of December 31, 2009 and 2008, of $(22,081) and $72,938, respectively.

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market.

The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value of a liability is the amount at which that liability could be incurred or settled in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Derivative instruments are fair valued using pricing valuation models, which utilize market data inputs or independent broker quotations. The Company performs a monthly analysis on the prices received from third parties and derivative valuation which includes both quantitative and qualitative analysis.

The Company's financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the hierarchy. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The levels of the fair value hierarchy are as follows:

LEVEL 1 -- Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.

LEVEL 2 -- Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.

LEVEL 3 -- Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as private placement debt and equity securities. Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

FINANCIAL ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS

The following tables provide information as of December 31, 2009 and 2008 about the Company's financial assets and liabilities measured at fair value on a recurring basis. Certain items in the 2008 tables have been revised to reflect revised rounding and to conform with current year presentation.

                                                                      AS OF DECEMBER 31, 2009
                                         QUOTED PRICES
                                           IN ACTIVE                SIGNIFICANT             SIGNIFICANT
                                          MARKETS FOR               OBSERVABLE              UNOBSERVABLE
                                        IDENTICAL ASSETS              INPUTS                   INPUTS
                                           (LEVEL 1)                 (LEVEL 2)               (LEVEL 3)              TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Assets at fair value:
Common Stock                                    $6,683                     $ --                      $4                $6,687
Derivative related assets
 GMWB hedging instruments                           --                       --                 140,611               140,611
 Macro hedge program                                --                   16,038                 161,701               177,739
 Other derivative assets                            --                  (12,981)                 10,642                (2,339)
                                          ------------              -----------              ----------          ------------
     TOTAL DERIVATIVE RELATED ASSETS                --                    3,057                 312,954               316,011
Separate account assets (1)                 59,063,044                       --                      --            59,063,044
                                          ------------              -----------              ----------          ------------
         TOTAL ASSETS AT FAIR VALUE:       $59,069,727                   $3,057                $312,958           $59,385,742
                                          ------------              -----------              ----------          ------------
Liabilities at fair value:
Derivative related liabilities
 GMWB hedging instruments                         $ --                $(186,725)                   $ --             $(186,725)
 Macro hedge program                                --                   (2,694)                 23,833                21,139
 Other derivative liabilities                       --                  (14,984)                 (9,954)              (24,938)
                                          ------------              -----------              ----------          ------------
    TOTAL LIABILITIES AT FAIR VALUE:              $ --                $(204,403)                $13,879             $(190,524)
                                          ------------              -----------              ----------          ------------

(1) Excludes approximately $16.1 million of investment sales receivable net of investment purchases payable that are not subject to SSAP 100.

                                                                  AS OF DECEMBER 31, 2008
                                  QUOTED PRICES
                                    IN ACTIVE                 SIGNIFICANT                SIGNIFICANT
                                   MARKETS FOR                 OBSERVABLE               UNOBSERVABLE
                                 IDENTICAL ASSETS                INPUTS                    INPUTS
                                    (LEVEL 1)                  (LEVEL 2)                  (LEVEL 3)                TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Assets at fair value:
Common Stock                              $5,028                     $ --                          $4                  $5,032
Derivative related assets
 GMWB hedging instruments                     --                  (12,918)                  1,592,007               1,579,089
 Macro hedge program                          --                   34,614                     134,852                 169,466
 Other derivative assets                      --                   44,477                         655                  45,132
                                  --------------               ----------               -------------          --------------
    TOTAL DERIVATIVE RELATED
                      ASSETS                  --                   66,173                   1,727,514               1,793,687
Separate account assets (1)           50,536,190                       --                          --              50,536,190
                                  --------------               ----------               -------------          --------------
 TOTAL ASSETS AT FAIR VALUE:         $50,541,218                  $66,173                  $1,727,518             $52,334,909
                                  --------------               ----------               -------------          --------------
Liabilities at fair value:
Derivative related
 liabilities
 GMWB hedging instruments                   $ --                     $ --                    $(14,070)               $(14,070)
 Other derivative
  liabilities                                 --                  (12,988)                         --                 (12,988)
                                  --------------               ----------               -------------          --------------
   TOTAL LIABILITIES AT FAIR
                      VALUE:                $ --                 $(12,988)                   $(14,070)               $(27,058)
                                  --------------               ----------               -------------          --------------

(1) Excludes approximately $15.0 million of investment sales receivable net of investment purchases payable that are not subject to SSAP 100.

Fair values and changes in the fair values of separate account assets generally accrue directly to the policyholders and are not included in the Company's revenues and expenses or surplus.

LEVEL 1 FINANCIAL ASSETS AND LIABILITIES

Common Stock classified in Level 1 includes actively-traded exchange-listed equity securities and mutual funds. Separate account assets in Level 1 primarily include actively-traded institutional and retail mutual fund investments valued by the respective mutual fund companies.

LEVEL 2 FINANCIAL ASSETS AND LIABILITIES

DERIVATIVE: Amounts classified in Level 2 represent over-the-counter instruments, such as interest rate swaps, currency swaps, and certain credit default swaps that do not qualify for hedge accounting. The derivative valuations are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data.

LEVEL 3 FINANCIAL ASSETS AND LIABILITIES

The Company classifies certain privately placed, complex or illiquid securities in Level 3.

COMMON STOCK: Securities classified in Level 3 represent private placement equity securities. Fair values for these securities are derived principally using unobservable inputs as there is little, if any, relevant market data.

DERIVATIVES: Amounts classified in Level 3 represent complex derivatives, such as interest rate swaps, equity options and swaps, and certain credit default swaps that do not qualify for hedge accounting. Also included in Level 3 classification for derivatives are customized equity swaps that hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders. These derivative instruments are valued using pricing models which utilize both observable and unobservable inputs and, to a lesser extent, broker quotations. A derivative instrument containing Level 1 or Level 2 inputs will be classified as a Level 3 financial instrument in its entirety if it has at least one significant Level 3 input.

CHANGES IN LEVEL 3 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS

The table below provides a fair value rollforward for the years ending December 31, 2009 and 2008 for the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement on a recurring basis. The Company classifies the fair values of financial instruments within Level 3 if there are no observable markets for the instruments or, in the absence of active markets, the majority of the inputs used to determine fair value are based on the Company's own assumptions about market participant assumptions. The gains and losses in the table below include changes in fair value due partly to observable and unobservable factors.

                                COMMON            GMWB HEDGING            MACRO HEDGE              OTHER
                                STOCK             INSTRUMENTS               PROGRAM             DERIVATIVES
                                                                                                                     TOTAL
                                                                      (IN MILLIONS)
---------------------------------------------------------------------------------------------------------------------------------
Fair value at 1/1/09              $4               $1,577,937               $134,852                 $655          $1,713,448
                                  --               ----------              ---------              -------          ----------
Realized/unrealized gains
 (losses) included in:
 Net income                       --                       --                     --                   --                  --
 Unrealized gains and
  losses                          --                 (493,111)              (240,114)                 241            (732,984)
 Purchases, issuances, and
  settlements                     --                 (944,215)               290,796                 (208)           (653,627)
Transfers in (out) of Level
 3                                --                       --                     --                   --                  --
                                  --               ----------              ---------              -------          ----------
Fair value at 12/31/09             4                  140,611                185,534                  688             326,837
                                  --               ----------              ---------              -------          ----------
   TOTAL GAINS AND (LOSSES)
                   INCLUDED
  IN INCOME ATTRIBUTABLE TO
    INSTRUMENTS HELD AT THE
             REPORTING DATE       --                 (249,433)              (192,831)              (1,278)           (443,542)
                                  --               ----------              ---------              -------          ----------

                                COMMON            GMWB HEDGING            MACRO HEDGE              OTHER
                                 STOCK            INSTRUMENTS               PROGRAM             DERIVATIVES
                                                                                                                     TOTAL
                                                                       (IN MILLIONS)
---------------------------------------------------------------------------------------------------------------------------------
Fair value at 1/1/08               $4                $466,545                   $ --                $(515)           $466,034
                                  ---              ----------              ---------              -------          ----------
Realized/unrealized gains
 (losses) included in:
 Net income                        --                      --                     --                   --                  --
 Unrealized gains and losses       --               1,290,658                101,264               (1,394)          1,390,528
 Purchases, issuances, and
  settlements                      --                (179,266)                33,588               (1,192)           (146,870)
Transfers in (out) of Level
 3                                 --                      --                     --                3,756               3,756
                                  ---              ----------              ---------              -------          ----------
Fair value at 12/31/08              4               1,577,937                134,852                  655          $1,713,448
                                  ---              ----------              ---------              -------          ----------
    TOTAL GAINS AND (LOSSES)
                    INCLUDED
   IN INCOME ATTRIBUTABLE TO
     INSTRUMENTS HELD AT THE
              REPORTING DATE       --               1,183,889                101,264               (4,167)         $1,280,986
                                  ---              ----------              ---------              -------          ----------

Changes in the value of common stock for realized gains/losses are included in net income, and changes in unrealized gains/losses have been included in surplus. Changes in the value of separate account assets for realized and unrealized gains/losses accrue directly to the policyholders and are not included in net income.

Transfers in and/or (out) of Level 3 during the twelve months ended December 31, 2009 are attributable to a change in the availability of market observable information for individual securities within respective categories.

ASSETS MEASURED AT FAIR VALUE ON A NON-RECURRING BASIS

Certain financial assets are measured at fair value on a non-recurring basis, such as certain bonds and preferred stock valued at the lower of amortized cost or fair value, or investments that are impaired during the reporting period and recorded at fair value on the balance sheet at December 31, 2009 and 2008. The following tables summarize the assets measured at fair value on a non-recurring basis as of December 31, 2009 and 2008, respectively:

                                                          AS OF DECEMBER 31, 2009
                                                QUOTED PRICES IN ACTIVE               SIGNIFICANT
                                                 MARKETS FOR IDENTICAL             OBSERVABLE INPUTS
                                TOTAL              ASSETS (LEVEL 1)                    (LEVEL 2)
------------------------------------------------------------------------------------------------------------
Bonds                             $235                     --                                12
Preferred Stock                 $5,390                     --                             4,985
                               -------                    ---                            ------

                                             AS OF DECEMBER 31, 2009
                                      SIGNIFICANT                     TOTAL
                                  UNOBSERVABLE INPUTS                 GAINS
                                       (LEVEL 3)                   AND (LOSSES)
-----------------------------  ---------------------------------------------------
Bonds                                      223                         (5,189)
Preferred Stock                            405                        (16,058)
                                          ----                       --------

                                                          AS OF DECEMBER 31, 2008
                                                QUOTED PRICES IN ACTIVE                SIGNIFICANT
                                                 MARKETS FOR IDENTICAL              OBSERVABLE INPUTS
                                TOTAL              ASSETS (LEVEL 1)                     (LEVEL 2)
-------------------------------------------------------------------------------------------------------------
Bonds                           $6,173                     --                             $4,775
                               -------                    ---                            -------

                                            AS OF DECEMBER 31, 2008
                                      SIGNIFICANT                    TOTAL
                                  UNOBSERVABLE INPUTS                GAINS
                                       (LEVEL 3)                  AND (LOSSES)
-----------------------------  --------------------------------------------------
Bonds                                    $1,398                      $(7,128)
                                        -------                     --------

Bonds include those securities that are ineligible to be carried at amortized cost by the SVO and have a fair value that is less than amortized cost as of December 31, 2009 and 2008. Also included in bonds are those securities that are eligible to be carried at amortized cost, but have been permanently impaired as of December 31, 2009 and 2008 due to an other-than-temporary loss in value and as a result are written down to fair value at that time. Level 3 Bonds include primarily sub-prime securities and below-investment-grade CMBS securities that are priced by brokers or internally fair valued and are classified as level 3 due to the lack of liquidity in the market. Level 3 preferred stock includes privately placed securities that are classified as Level 3 due to a lack of observability into the inputs used in pricing these types of securities.

(K) SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned from the Company's investment portfolio to qualifying third parties. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2009 and 2008, the statement value of the loaned securities was $0 and $274,377, respectively, and was included in bonds in the Statements of Admitted Assets, Liabilities and Surplus. The Company earns income from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $1,232, $135 and $489 for the years ended December 31, 2009, 2008 and 2007, respectively, which was included in net investment income.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2009 and 2008, collateral pledged of $340,474 and $478,048, respectively, was included in bonds, on the Statements of Admitted Assets, Liabilities and Surplus.

As of December 31, 2009 and 2008, the Company had accepted collateral relating to the securities lending program and derivative instruments consisting of cash, U.S. Government and U.S. Government agency securities with a statement value of $269,334 and $2,080,162, respectively. At December 31, 2009 and 2008, cash collateral of $243,019 and $1,924,101 respectively, was invested and recorded in the Statements of Admitted Assets, Liabilities and Surplus in bonds and cash and short-term investments with a corresponding amount recorded in other liabilities. The fair value of the cash collateral invested in bonds and cash and short-term investments was $243,019 and $1,829,907 as of December 31, 2009 and 2008, respectively. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2009 and 2008. As of December 31, 2009 and 2008, all collateral accepted was held in separate custodial accounts.

The statement value of the cash and securities collateral received by contractually obligated terms are shown below.

                                CASH AND SECURITIES       CASH AND SECURITIES
                                     COLLATERAL                COLLATERAL
                                 DECEMBER 31, 2009         DECEMBER 31, 2008
--------------------------------------------------------------------------------
Thirty days or less                    $243,019                 $1,949,162
Thirty one to 60 days                        --                     59,000
Sixty one to 90 days                         --                         --
Over 90 days                                 --                     72,000
                                     ----------               ------------
                       TOTAL           $243,019                 $2,080,162
                                     ----------               ------------

(L) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see Note No. 2, Summary of Significant Accounting Policies. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2009 and 2008.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2009.

                                             LESS THAN 12 MONTHS
                                 AMORTIZED           FAIR          UNREALIZED
                                    COST            VALUE            LOSSES
----------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed & sponsored         $629,133         $609,752        $(19,381)
 -- guaranteed & sponsored --
  asset backed                       82,633           81,554          (1,079)
States, municipalities &
 political subdivisions              27,640           26,382          (1,258)
International Governments            11,932           10,657          (1,275)
All other corporate including
 international                      408,021          391,755         (16,266)
All other corporate -- asset
 backed                             683,679          578,444        (105,235)
Hybrid securities                        --               --              --
Affiliate bond                    1,468,810        1,413,869         (54,941)
                                 ----------       ----------       ---------
         TOTAL FIXED MATURITIES   3,311,848        3,112,413        (199,435)
Common stock -- unaffiliated                                              --
Common stock -- affiliated          283,115          233,333         (49,782)
Preferred stock -- unaffiliated          --               --              --
                                 ----------       ----------       ---------
                   TOTAL EQUITY     283,115          233,333         (49,782)
                                 ----------       ----------       ---------
               TOTAL SECURITIES  $3,594,963       $3,345,746       $(249,217)
                                 ----------       ----------       ---------

                                              12 MONTHS OR MORE
                                 AMORTIZED           FAIR          UNREALIZED
                                    COST            VALUE            LOSSES
-------------------------------  -------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed & sponsored             $ --             $ --            $ --
 -- guaranteed & sponsored --
  asset backed                          122              118              (4)
States, municipalities &
 political subdivisions              36,135           27,228          (8,907)
International Governments                --               --              --
All other corporate including
 international                      385,451          358,067         (27,384)
All other corporate -- asset
 backed                             603,351          461,858        (141,493)
Hybrid securities                   144,409          121,044         (23,365)
Affiliate bond                           --               --              --
                                 ----------       ----------       ---------
         TOTAL FIXED MATURITIES   1,169,468          968,315        (201,153)
Common stock -- unaffiliated            577              560             (17)
Common stock -- affiliated                                                --
Preferred stock -- unaffiliated      53,309           42,634         (10,675)
                                 ----------       ----------       ---------
                   TOTAL EQUITY      53,886           43,194         (10,692)
                                 ----------       ----------       ---------
               TOTAL SECURITIES  $1,223,354       $1,011,509       $(211,845)
                                 ----------       ----------       ---------

                                                    TOTAL
                                 AMORTIZED           FAIR          UNREALIZED
                                    COST            VALUE            LOSSES
-------------------------------  -------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed & sponsored         $629,133         $609,752        $(19,381)
 -- guaranteed & sponsored --
  asset backed                       82,755           81,672          (1,083)
States, municipalities &
 political subdivisions              63,775           53,610         (10,165)
International Governments            11,932           10,657          (1,275)
All other corporate including
 international                      793,472          749,822         (43,650)
All other corporate -- asset
 backed                           1,287,030        1,040,302        (246,728)
Hybrid securities                   144,409          121,044         (23,365)
Affiliate bond                    1,468,810        1,413,869         (54,941)
                                 ----------       ----------       ---------
         TOTAL FIXED MATURITIES   4,481,316        4,080,728        (400,588)
Common stock -- unaffiliated            577              560             (17)
Common stock -- affiliated          283,115          233,333         (49,782)
Preferred stock -- unaffiliated      53,309           42,634         (10,675)
                                 ----------       ----------       ---------
                   TOTAL EQUITY     337,001          276,527         (60,474)
                                 ----------       ----------       ---------
               TOTAL SECURITIES  $4,818,317       $4,357,255       $(461,062)
                                 ----------       ----------       ---------

The following discussion refers to the data presented in the table above, excluding affiliated bond and common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items non-admitted for U.S. Statutory rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2009, fixed maturities, comprised of approximately 430 securities, accounted for approximately 97% of the Company's total unrealized loss amount. The securities were primarily related to commercial mortgage-backed securities ("CMBS"), asset-backed securities ("ABS"), and residential mortgage-backed securities ("RMBS") and corporate securities primarily within the financial services sector which have experienced significant price deterioration. As of December 31, 2009, 77% of securities in an unrealized loss position were depressed less than 20% of amortized cost. The decline in unrealized losses during 2009 was primarily attributable to credit spread tightening, impairments and, to a lesser extent, sales, partially offset by rising interest rates. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2009.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 230 securities. The majority of these securities are investment grade fixed maturities depressed due to changes in credit spreads from the date of purchase. As of December 31, 2009, approximately 85% were securities priced at or greater than 80% of amortized cost. The remaining securities were primarily composed of CMBS and ABS securities, of which 76% had a credit rating of BB or above as of December 31, 2009.

Securities depressed for twelve months or more as of December 31, 2009 were comprised of approximately 200 securities with the majority of the unrealized loss amount relating to securities supported by real estate related assets, specifically investment grade CMBS bonds, and sub-prime RMBS. Current market spreads continue to be significantly wider for securities supported by real estate related assets, as compared to spreads at the security's respective purchase date, largely due to the continued effects of the recession and the economic and market uncertainties regarding future performance of commercial and residential real estate. For these securities in an unrealized loss position where a credit impairment has not been recorded, the Company's best estimate of expected future cash flows are sufficient to recover the amortized cost basis of the security.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2008.

                                                         LESS THAN 12 MONTHS
                                             AMORTIZED           FAIR          UNREALIZED
                                                COST            VALUE            LOSSES
-----------------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed & sponsored                     $684,248         $680,531         $(3,717)
 -- guaranteed & sponsored -- asset
  backed                                         37,768           37,523            (245)
States, municipalities & political
 subdivisions                                    10,395            9,721            (674)
International Governments                         4,983            4,487            (496)
Public utilities                                223,457          206,514         (16,943)
All other corporate including
 international                                1,311,543        1,212,800         (98,743)
All other corporate -- asset backed             557,904          455,963        (101,941)
                                             ----------       ----------       ---------
                TOTAL FIXED MATURITIES        2,830,298        2,607,539        (222,759)
Common stock -- unaffiliated                      4,258            3,286            (972)
Common stock -- affiliated                           --               --              --
Preferred stock -- unaffiliated                  20,127           11,958          (8,169)
                                             ----------       ----------       ---------
                          TOTAL EQUITY           24,385           15,244          (9,141)
                                             ----------       ----------       ---------
                      TOTAL SECURITIES       $2,854,683       $2,622,783       $(231,900)
                                             ----------       ----------       ---------

                                                          12 MONTHS OR MORE
                                             AMORTIZED           FAIR          UNREALIZED
                                                COST            VALUE            LOSSES
--------------------------------------  -------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed & sponsored                           $0               $0            $ --
 -- guaranteed & sponsored -- asset
  backed                                         79,200           77,773          (1,427)
States, municipalities & political
 subdivisions                                    36,145           26,960          (9,185)
International Governments                            --               --              --
Public utilities                                198,757          162,833         (35,924)
All other corporate including
 international                                  721,634          548,640        (172,994)
All other corporate -- asset backed           1,441,860          902,557        (539,303)
                                             ----------       ----------       ---------
                TOTAL FIXED MATURITIES        2,477,596        1,718,763        (758,833)
Common stock -- unaffiliated                          2               --              (2)
Common stock -- affiliated                       36,884            6,489         (30,395)
Preferred stock -- unaffiliated                 232,547          114,377        (118,170)
                                             ----------       ----------       ---------
                          TOTAL EQUITY          269,433          120,866        (148,567)
                                             ----------       ----------       ---------
                      TOTAL SECURITIES       $2,747,029       $1,839,629       $(907,400)
                                             ----------       ----------       ---------

                                                                 TOTAL
                                             AMORTIZED           FAIR          UNREALIZED
                                                COST            VALUE            LOSSES
--------------------------------------  -------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed & sponsored                     $684,248         $680,531           $(3,717)
 -- guaranteed & sponsored -- asset
  backed                                        116,968          115,296            (1,672)
States, municipalities & political
 subdivisions                                    46,540           36,681            (9,859)
International Governments                         4,983            4,487              (496)
Public utilities                                422,214          369,347           (52,867)
All other corporate including
 international                                2,033,177        1,761,440          (271,737)
All other corporate -- asset backed           1,999,764        1,358,520          (641,244)
                                             ----------       ----------       -----------
                TOTAL FIXED MATURITIES        5,307,894        4,326,302          (981,592)
Common stock -- unaffiliated                      4,260            3,286              (974)
Common stock -- affiliated                       36,884            6,489           (30,395)
Preferred stock -- unaffiliated                 252,674          126,335          (126,339)
                                             ----------       ----------       -----------
                          TOTAL EQUITY          293,818          136,110          (157,708)
                                             ----------       ----------       -----------
                      TOTAL SECURITIES       $5,601,712       $4,462,412       $(1,139,300)
                                             ----------       ----------       -----------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items non-admitted for U.S. Statutory rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2008, fixed maturities, comprised of approximately 760 securities, accounted for approximately 86% of the Company's total unrealized loss amount. The securities were primarily concentrated in securitized assets, specifically CMBS and financial services sector securities. The remaining 14%, comprised of approximately 25 securities, primarily consisted of non-redeemable preferred stock in the financial services sector. The unrealized losses were largely the result of credit spread widening primarily due to continued deterioration in the U.S. housing market, tightened lending conditions and the market's flight to quality securities, as well as, a U.S. recession and a declining global economy.

As of December 31, 2008, 66% of securities in an unrealized loss position were depressed less than 20% of amortized cost. Based upon the Company's current evaluation of these securities in accordance with its impairment policy, the Company has determined that these securities are temporarily impaired.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 340 securities. The majority of these securities are investment grade fixed maturities depressed due to changes in credit spreads from the date of purchase. As of December 31, 2008, 80% were securities priced at or greater than 85% of amortized cost. The remaining securities were primarily composed of CMBS, ABS, and other corporate securities in the financial services sector, of which 90% had a credit rating of BBB or above as of December 31, 2008. The severity of the depression resulted from credit spread widening due to tightened lending conditions and the market's flight to quality securities.

Securities depressed for twelve months or more as of December 31, 2008 were comprised of approximately 445 securities with the majority of the unrealized loss amount relating to securitized assets and financial services sector securities. The majority of the securitized assets depressed for twelve months or more primarily relate to CMBS and sub-prime RMBS. Based upon the Company's cash flow modeling in a severe negative economic outlook, which shows no loss of principal and interest, it has been determined that these securities are temporarily impaired as of December 31, 2008. The majority of the other securities depressed for twelve months or more primarily relate to financial services sector securities that include corporate bonds, as well as, preferred equity issued by large high quality financial institutions that are lower in the capital structure and, as a result, have incurred greater price depressions. Based upon the Company's analysis of these securities and current macroeconomic conditions, the Company expects to see price recovery on these securities.

(M) LOAN-BACKED AND STRUCTURED SECURITIES OTHER-THAN-TEMPORARY IMPAIRMENTS

The Company had no other-than-temporary impairments on loan-backed and structured securities taken as a result of intent to sell or inability or lack of intent to retain such investments for a period of time sufficient to recover the amortized cost basis.

The following table presents details on credit impairments taken on loan-backed and structured securities pursuant to SSAP No. 43-Revised.

                                               BOOK/ADJ
                                            CARRYING VALUE
                                               AMORTIZED
                                              COST BEFORE
        IMPAIRMENT                          CURRENT PERIOD     PROJECTED
           DATE                 CUSIP            OTTI          CASH FLOWS
---------------------------------------------------------------------------
        9/30/2009                00503NAB7       $7,535,388      $1,959,990
        9/30/2009                00503NAC5          462,707         143,832
        9/30/2009                05947UHT8        3,987,817       3,981,363
        9/30/2009                059497BW6        9,725,618       9,468,201
        9/30/2009                059500BK3          324,723         301,919
        9/30/2009                07383FYN2        1,426,119       1,353,732
        9/30/2009                07388NAX4        8,656,256       6,740,942
        9/30/2009                1248MBAJ4          999,970         837,548
        9/30/2009                14984WAA8        7,545,795       5,990,179
        9/30/2009                15188RAB8          985,186          77,012
        9/30/2009                15188RAC6          103,020          34,781
        9/30/2009                173067AJ8        1,373,631       1,082,028
        9/30/2009                22540VV33        2,653,742       2,644,326
        9/30/2009                22541NVA4        2,380,022       2,338,979
        9/30/2009                22545XBB8        2,034,495       1,474,961
        9/30/2009                36158YBE8          929,981         920,612
        9/30/2009                361849N65        1,365,928         690,903
        9/30/2009                3622G0AC4          822,792         302,810
        9/30/2009                46625MCY3          644,072         572,349
        9/30/2009                46625MKQ1        1,741,503       1,562,569
        9/30/2009                46625YJP9          787,944         729,302
        9/30/2009                46625YWE9        3,076,000       2,571,757
        9/30/2009                51804WAC4        1,081,428          30,116
        9/30/2009                51804XAU2          742,470          11,524
        9/30/2009                51804XAV0           24,893           5,125
        9/30/2009                51804XBH0            7,277              --
        9/30/2009                55312YBD3        2,224,569       1,767,229
        9/30/2009                75970JAS5           15,323           4,705
        9/30/2009                75970JAU0           10,731           9,123
        9/30/2009                75970QAQ3          448,316         395,099
        9/30/2009                78402KAA3          769,074         135,713
        9/30/2009                78402KAB1          135,046          36,892
        9/30/2009                92978TBU4        5,534,393       3,809,262
        9/30/2009                93364LAD0        7,945,532       5,903,490
        12/31/2009               126683AC5        3,921,365       1,202,357
        12/31/2009               12669RAC1        5,913,980       2,107,965
        12/31/2009               23243NAF5        8,660,779       4,126,189
        12/31/2009               38500XAC6        4,130,914         320,971
        12/31/2009               46627QBD9        1,806,424       1,169,582
        12/31/2009               52524PAN2       17,244,475       7,168,349
        12/31/2009               75970JAU0           41,523           2,047
        12/31/2009               75970QAP5          307,481         137,383
        12/31/2009               75970QAQ3          319,219         158,497
        12/31/2009               75971FAQ6          184,492         118,338
        12/31/2009               83611MPH5        2,986,097       2,942,454
        12/31/2009               83611YAD4        2,383,704       2,301,159
        12/31/2009               86358R7R2          154,187           7,541
        12/31/2009               86359APY3        5,056,190       4,964,893
                                            ---------------  --------------
                                     TOTAL     $131,612,591     $84,616,098
                                            ---------------  --------------


                                                    AMORTIZED
                              RECOGNIZED            COST AFTER
                              OTHER-THAN-          OTHER-THAN-
        IMPAIRMENT             TEMPORARY            TEMPORARY
           DATE               IMPAIRMENT            IMPAIRMENT      FAIR VALUE
--------------------------  ----------------------------------------------------
        9/30/2009               $(5,575,398)          $1,959,990        $607,018
        9/30/2009                  (318,875)             143,832         605,000
        9/30/2009                    (6,454)           3,981,363       3,980,969
        9/30/2009                  (257,417)           9,468,201       8,381,882
        9/30/2009                   (22,804)             301,919         279,440
        9/30/2009                   (72,387)           1,353,732       1,587,169
        9/30/2009                (1,915,314)           6,740,942       6,301,194
        9/30/2009                  (162,422)             837,548         393,426
        9/30/2009                (1,555,616)           5,990,179       3,773,574
        9/30/2009                  (908,174)              77,012         251,926
        9/30/2009                   (68,239)              34,781         111,797
        9/30/2009                  (291,603)           1,082,028       1,532,755
        9/30/2009                    (9,416)           2,644,326       2,502,017
        9/30/2009                   (41,043)           2,338,979       2,347,354
        9/30/2009                  (559,534)           1,474,961       1,358,469
        9/30/2009                    (9,369)             920,612         866,016
        9/30/2009                  (675,025)             690,903         946,149
        9/30/2009                  (519,982)             302,810         550,000
        9/30/2009                   (71,723)             572,349         526,565
        9/30/2009                  (178,934)           1,562,569       1,521,277
        9/30/2009                   (58,642)             729,302         741,670
        9/30/2009                  (504,243)           2,571,757       3,146,164
        9/30/2009                (1,051,312)              30,116          86,608
        9/30/2009                  (730,946)              11,524          36,450
        9/30/2009                   (19,768)               5,125          31,228
        9/30/2009                    (7,277)                  --           6,770
        9/30/2009                  (457,340)           1,767,229       1,494,736
        9/30/2009                   (10,618)               4,705           2,046
        9/30/2009                    (1,608)               9,123           1,859
        9/30/2009                   (53,217)             395,099         173,005
        9/30/2009                  (633,361)             135,713         135,000
        9/30/2009                   (98,154)              36,892          45,000
        9/30/2009                (1,725,131)           3,809,262       4,213,330
        9/30/2009                (2,042,042)           5,903,490       2,400,000
        12/31/2009               (2,719,008)           1,202,357         990,781
        12/31/2009               (3,806,015)           2,107,965       2,078,824
        12/31/2009               (4,534,590)           4,126,189       2,820,805
        12/31/2009               (3,809,943)             320,971         321,090
        12/31/2009                 (636,842)           1,169,582       1,055,039
        12/31/2009              (10,076,126)           7,168,349       7,118,926
        12/31/2009                  (39,476)               2,047           1,007
        12/31/2009                 (170,098)             137,383         140,425
        12/31/2009                 (160,722)             158,497         153,320
        12/31/2009                  (66,154)             118,338         118,250
        12/31/2009                  (43,643)           2,942,454       2,302,500
        12/31/2009                  (82,545)           2,301,159       1,449,051
        12/31/2009                 (146,646)               7,541           7,541
        12/31/2009                  (91,297)           4,964,893       4,376,557
                            ---------------       --------------  --------------
                               $(46,996,490)         $84,616,098     $73,871,979
                            ---------------       --------------  --------------

4. INCOME TAXES:

(A) The components of the net deferred tax asset/(liability) as of December 31, are as follows:

                                                                2009
                                            ORDINARY          CAPITAL            TOTAL
-----------------------------------------------------------------------------------------------
Gross deferred tax assets                     $914,270         $121,481         $1,035,751
Statutory valuation allowance                       --               --                 --
                                          ------------       ----------       ------------
Adjusted gross deferred tax assets             914,270          121,481          1,035,751
Gross deferred tax liabilities                (260,641)              --           (260,641)
                                          ------------       ----------       ------------
Net deferred tax asset/(liability)
 before admissibility test                    $653,629         $121,481           $775,110
                                          ------------       ----------       ------------
Admitted pursuant to Paragraph 10.a.
 carryback period                                   --               --                 --
Paragraph 10.b.i. DTA's Realized within
 one year                                      129,174            5,998            135,172
Paragraph 10.b.ii. 10% Surplus
 limitation (see Note A below)                      --               --            464,467
                                          ------------       ----------       ------------
Admitted pursuant to Paragraph 10.b.
 (lesser of i, or ii)                          129,174            5,998            135,172
                                          ------------       ----------       ------------
Admitted pursuant to Paragraph 10.c.
 offset against DTLs                           260,641               --            260,641
                                          ------------       ----------       ------------
Paragraph 10.e.i Additional Carryback
 period                                             --               --                 --
Paragraph 10.e.ii.a. Additional DTA's
 Realized within three years                   266,358               --            266,358
Paragraph 10.e.ii.b. Additional 15%
 Surplus Limitation (see Note A below)              --               --            561,528
                                          ------------       ----------       ------------
Additional admitted pursuant to
 Paragraph 10.e.ii (lesser of a. or b.)        266,358               --            266,358
                                          ------------       ----------       ------------
Additional admitted pursuant to
 Paragraph 10.e.iii. Offset against DTLs            --               --                 --
                                          ------------       ----------       ------------
Admitted deferred tax asset (sum of
 10.a, b, c, e.i., e.ii and e.iii above)       656,173            5,998            662,171
Deferred tax liability                        (260,641)              --           (260,641)
                                          ------------       ----------       ------------
Net admitted Deferred Tax
 Asset/(Liability)                            $395,532           $5,998           $401,530
                                          ------------       ----------       ------------
Non-admitted Deferred Tax Asset               $258,097         $115,483           $373,580
                                          ------------       ----------       ------------

Note A -- Not applicable by component, only in total

                                                                2008
                                            ORDINARY          CAPITAL            TOTAL
-----------------------------------------------------------------------------------------------
Gross deferred tax assets                   $1,492,810               --         $1,492,810
Statutory valuation allowance                       --               --                 --
                                          ------------       ----------       ------------
Adjusted gross deferred tax assets           1,492,810               --          1,492,810
Gross deferred tax liabilities                (891,412)              --           (891,412)
                                          ------------       ----------       ------------
Net deferred tax asset/(liability)
 before admissibility test                    $601,398               --           $601,398
                                          ------------       ----------       ------------
Admitted pursuant to Paragraph 10.a.
 carryback period                                   --               --                 --
Paragraph 10.b.i. DTA's Realized within
 one year                                       68,673               --             68,673
Paragraph 10.b.ii. 10% Surplus
 limitation (see Note A below)                 245,525               --            245,525
                                          ------------       ----------       ------------
Admitted pursuant to Paragraph 10.b.
 (lesser of i, or ii)                           68,673               --             68,673
                                          ------------       ----------       ------------
Admitted pursuant to Paragraph 10.c.
 offset against DTLs                           891,412               --            891,412
                                          ------------       ----------       ------------
Paragraph 10.e.i Additional Carryback
 period                                             --               --                 --
Paragraph 10.e.ii.a. Additional DTA's
 Realized within three years                   310,488               --            310,488
Paragraph 10.e.ii.b. Additional 15%
 Surplus Limitation (see Note A below)         299,614               --            299,614
                                          ------------       ----------       ------------
Additional admitted pursuant to
 Paragraph 10.e.ii (lesser of a. or b.)        299,614               --            299,614
                                          ------------       ----------       ------------
Additional admitted pursuant to
 Paragraph 10.e.iii. Offset against DTLs            --               --                 --
                                          ------------       ----------       ------------
Admitted deferred tax asset (sum of
 10.a, b, c, e.i., e.ii and e.iii above)     1,259,699               --          1,259,699
Deferred tax liability                        (891,412)              --           (891,412)
                                          ------------       ----------       ------------
Net admitted Deferred Tax
 Asset/(Liability)                            $368,287               --           $368,287
                                          ------------       ----------       ------------
Non-admitted Deferred Tax Asset               $233,111               --           $233,111
                                          ------------       ----------       ------------

Note A -- Not applicable by component, only in total

                                                        CHANGE DURING 2009
                                           ORDINARY          CAPITAL            TOTAL
---------------------------------------------------------------------------------------------
Gross deferred tax assets                   $(578,540)        $121,481         $(457,058)
Statutory valuation allowance                      --               --                --
                                          -----------       ----------       -----------
Adjusted gross deferred tax assets           (578,540)         121,481          (457,058)
Gross deferred tax liabilities                630,770               --           630,770
                                          -----------       ----------       -----------
Net deferred tax asset/(liability)
 before admissibility test                    $52,230         $121,481          $173,712
                                          -----------       ----------       -----------
Admitted pursuant to Paragraph 10.a.
 carryback period                                  --               --                --
Paragraph 10.b.i. DTA's Realized within
 one year                                      60,501            5,998            66,499
Paragraph 10.b.ii. 10% Surplus
 limitation (see Note A below)                     --               --           218,942
                                          -----------       ----------       -----------
Admitted pursuant to Paragraph 10.b.
 (lesser of i, or ii)                          60,501            5,998            66,499
                                          -----------       ----------       -----------
Admitted pursuant to Paragraph 10.c.
 offset against DTLs                         (630,770)              --          (630,770)
                                          -----------       ----------       -----------
Paragraph 10.e.i Additional Carryback
 period                                            --               --                --
Paragraph 10.e.ii.a. Change in Admitted
 DTA's Realized within three years            266,358               --           266,358
Paragraph 10.e.ii.b. Change in Admitted
 DTA's Under 15% Surplus Limitation (see
 Note A below)                               (299,614)              --          (299,614)
                                          -----------       ----------       -----------
Additional admitted pursuant to
 Paragraph 10.e.ii (lesser of a. or b.)       (33,256)              --           (33,256)
                                          -----------       ----------       -----------
Additional admitted pursuant to
 Paragraph 10.e.iii. Offset against DTLs           --               --                --
                                          -----------       ----------       -----------
Admitted deferred tax asset (sum of
 10.a, b, c, e.i., e.ii and e.iii above)     (603,525)           5,998          (597,527)
Deferred tax liability                        630,770               --           630,770
                                          -----------       ----------       -----------
Net admitted Deferred Tax
 Asset/(Liability)                            $27,245           $5,998           $33,243
                                          -----------       ----------       -----------
Non-admitted Deferred Tax Asset               $24,986         $115,483          $140,469
                                          -----------       ----------       -----------

Note A -- Not applicable by component, only in total

The Company has elected to admit deferred tax assets pursuant to paragraph 10.e. of SSAP No. 10R for the year ended December 31, 2009. This current period election differs from the prior year reporting period since this election was not available in 2008.

                                              With
                        Paragraphs         Paragraph
                         10.a.-c.            10.e.               Difference
--------------------------------------------------------------------------------
RISK-BASED CAPITAL
 LEVEL
Admitted Deferred Tax
 Assets                     135,172            401,530              266,358
Admitted Assets          73,140,154         73,406,512              266,358
Statutory Surplus         3,816,743          4,083,101              266,358
Total Adjusted
 Capital                  3,844,806          4,111,164              266,358
Authorized Control
 Level Used in 10.d.          2,175%             2,241%                  66%

(b) There were no unrecognized deferred tax liabilities.

(c) The components of incurred income tax expense/(benefit) as of December 31, are as follows:

                               2009               2008              2007
--------------------------------------------------------------------------------
Federal taxes before
 capital gains, NOL, and
 AMT                           $611,746          $(479,071)        $128,160
Foreign taxes                        --                 --          (13,802)
NOL
 limitation/(utilization)      (219,123)           230,834               --
Alternative minimum tax              --             (6,233)         (32,097)
Prior period adjustments
 and other                       54,085              8,725            6,187
                            -----------       ------------       ----------
FEDERAL AND FOREIGN INCOME
              TAX INCURRED     $446,708          $(245,745)         $88,448
                            -----------       ------------       ----------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

                                     2009           2008          CHANGE
--------------------------------------------------------------------------------
DEFERRED TAX ASSETS
Reserves                              $338,545       $751,417     $(412,872)
Tax DAC                                289,234        302,889       (13,655)
Unrealized Gains                        88,358             --        88,358
Bonds and Other Investments             69,005             --        69,005
NOL/Minimum Tax Credit/Foreign
 Tax Credits                           214,653        404,134      (189,481)
Employee Benefits                        4,544             --         4,544
Other                                   31,412         34,370        (2,958)
                                 -------------  -------------  ------------
      TOTAL DEFERRED TAX ASSETS     $1,035,751     $1,492,810     $(457,059)
                                 -------------  -------------  ------------
            DEFERRED TAX ASSETS
                   NON-ADMITTED       $373,580       $233,111      $140,469
                                 -------------  -------------  ------------

                                2009              2008             CHANGE
--------------------------------------------------------------------------------
DEFERRED TAX LIABILITIES
Bonds and Other Investments    $(162,543)        $(275,019)        $112,476
Employee Benefits                 (2,380)           (5,073)           2,693
Reserves                         (65,192)          (76,704)          11,512
Deferred and Uncollected         (24,376)          (21,848)          (2,528)
Unrealized Gains/(Losses)             --          (505,949)         505,949
Other                             (6,150)           (6,819)             669
                             -----------       -----------       ----------
         TOTAL DEFERRED TAX
                LIABILITIES   $ (260,641)       $ (891,412)       $ 630,771
TOTAL ADMITTED DEFERRED TAX
                     ASSETS     $401,530          $368,287          $33,243
                             -----------       -----------       ----------

                             2009               2008              CHANGE
--------------------------------------------------------------------------------
Total deferred tax
 assets                    $1,035,751         $1,492,810          $(457,059)
Total deferred tax
 liabilities                 (260,641)          (891,412)           630,771
                         ------------       ------------       ------------
Net deferred tax asset
 (liability)                 $775,110           $601,398           $173,712
Adjust for stock
 compensation transfer                                                1,167
Adjust for the deferred
 tax on SSAP 43R
 cumulative effect
 change to surplus                                                   (5,032)
Adjust for change in
 deferred tax on
 unrealized gains
 (losses)                                                          (594,307)
                                                               ------------
Adjusted change in net
 deferred income tax                                              $(424,460)
                                                               ------------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities as of December 31, differs from the amount obtained by applying the Federal statutory rate of 35% to the Net Gain from Operations After Dividends to Policyholders for the following reasons:

                                               EFFECTIVE                          EFFECTIVE                         EFFECTIVE
                                                  TAX                                TAX                               TAX
                                2009              RATE          2008                RATE           2007                RATE
---------------------------------------------------------------------------------------------------------------------------------
Tax provision at statutory
 rate                          $998,990           35.0%        $(780,261)            35.0%        $132,025              35.0%
DRD                             (97,710)          -3.4%         (105,214)             4.6%        (100,000)            -26.5%
IMR adjustment                       --            0.0%               --               --           (3,662)             -1.0%
Gain on reinsurance booked
 to surplus                          --            0.0%            2,846             (0.1)%         68,051              18.0%
Correction of deferred
 balances                            --            0.0%               --               --            8,698               2.3%
IRS audit adjustments           (17,055)          -0.6%               --               --               --                --
Foreign tax credits                  --            0.0%          (12,910)             0.6%         (12,692)             -3.3%
Change in basis of reserves
 booked to surplus                   --            0.0%           (8,377)             0.4%          82,901              22.0%
Other                           (14,118)          -0.5%          (11,547)             0.5%             267               0.1%
                             ----------          -----       -----------            -----       ----------            ------
                      TOTAL    $870,107           30.5%        $(915,463)            41.1%        $175,588              46.6%
                             ----------          -----       -----------            -----       ----------            ------

                                                   EFFECTIVE                           EFFECTIVE                     EFFECTIVE
                                                      TAX                                 TAX                           TAX
                                 2009                RATE            2008                RATE           2007           RATE
---------------------------------------------------------------------------------------------------------------------------------
Federal and foreign income
 tax incurred                    $446,708             15.6%         $(245,745)            11.0%          $88,448        23.5%
Federal income taxes on net
 capital gains                     (1,061)             0.0%              (467)             0.0%            4,248         1.1%
Adjusted change in net
 deferred income taxes            424,460             14.9%          (669,251)            30.1%           82,891        22.0%
                              -----------            -----       ------------            -----       -----------       -----
TOTAL STATUTORY INCOME TAXES     $870,107             30.5%         $(915,463)            41.1%         $175,587        46.6%
                              -----------            -----       ------------            -----       -----------       -----

(e) As of December 31, 2009, the Company zero net operating loss carry forward and a foreign tax credit carry forward of $30,149 originating between 2002 thru 2009 which will expire, if unused, between 2012 thru 2019. The year-to-date income taxes incurred in the current and prior years that will be available for recoupment are $390,003 for 2009. As of December 31, 2009, the aggregate amount of deposits reported as admitted assets under section 6603 of the Internal Revenue Code was zero.

(f) The Company is included in the Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute.

     The Company's federal income tax return is consolidated with the following entities:

          The Hartford Financial Services Group, Inc. (Parent)

Hartford Holdings, Inc.                           Hartford Integrated Technologies, Inc.
Nutmeg Insurance Company                          Business Management Group, Inc.
Heritage Holdings, Inc.                           Personal Lines Insurance Center, Inc.
Hartford Fire Insurance Company                   Nutmeg Insurance Agency, Inc.
Hartford Accident and Indemnity Company           Hartford Lloyds Corporation
Hartford Casualty Insurance Company               1st AgChoice, Inc.
Hartford Underwriters Insurance Company           First State Management Group, Inc.
Twin City Fire Insurance Company                  ClaimPlace, Inc.
Pacific Insurance Company, Ltd.                   Access CoverageCorp, Inc.
Trumbull Insurance Company                        Access CoverageCorp Technologies, Inc.
Hartford Insurance Company of Illinois            Hartford Casualty General Agency, Inc.
Hartford Insurance Company of the Midwest         Hartford Fire General Agency, Inc.
Hartford Insurance Company of the Southeast       Hartford Strategic Investments LLC
Hartford Lloyds Insurance Company                 Hartford Life, Inc.
Property & Casualty Insurance Co. of Hartford     Hartford Life and Accident Insurance Company
Sentinel Insurance Company, Ltd.                  Hartford Life International Ltd.
First State Insurance Company                     Hartford Equity Sales Company, Inc.
New England Insurance Company                     Hartford-Comprehensive Employee Benefit Service Co.
New England Reinsurance Corporation               Hartford Securities Distribution Company, Inc.
Fencourt Reinsurance Company, Ltd.                The Evergreen Group, Incorporated
Heritage Reinsurance Co., Ltd.                    Hartford Administrative Services Company
New Ocean Insurance Co., Ltd.                     Woodbury Financial Services, Inc.
Hartford Investment Management Co.                Hartford Life, Ltd.
HARCO Property Services, Inc.                     Hartford Life Alliance, LLC
Four Thirty Seven Land Company, Inc.              Hartford Life Insurance Company
HRA, Inc.                                         Hartford Life and Annuity Insurance Company
HRA Brokerage Services. Inc.                      Hartford International Life Reassurance Corp.
Hartford Technology Services Company              Hartford Hedge Fund Company, LLC
Ersatz Corporation                                American Maturity Life Insurance Company
Hartford Specialty Company                        Champlain Life Reinsurance Company
Hartford Underwriters General Agency, Inc.        Hartford Texas General Agency, Inc.
Federal Trust Corporation                         Federal Trust Bank
Federal Trust Mortgage Company                    FTB Financial Services, Inc.
White River Life Reinsurance Company

5. REINSURANCE:

A. EXTERNAL REINSURANCE

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $237,402 in 2009, a decrease of $153,169 from the 2008 balance of $390,571. The total amount of reinsurance credits taken for this agreement is $365,234 in 2009, a decrease of $235,644 from the 2008 balance of $600,878.

The Company had no reinsurance-related concentrations of credit risk greater than 10% of the Company's capital and surplus.

B. REINSURANCE WITH JAPAN AFFILIATE

The Company has reinsurance arrangements with Hartford Life Insurance Kabushiki Kaisa ("HLIKK"), a wholly-owned subsidiary of The Hartford. Under these arrangements, the Company assumed 100% of the risks of covered riders directly written by HLIKK. In the second quarter of 2009, HLIKK ceased issuing new business in Japan. As a result, no additional contracts were reinsured by the Company after the second quarter of 2009. The following chronological list describes the reinsurance arrangements:

- Effective August 31, 2005, the Company assumed in-force and prospective guaranteed minimum income benefits ("GMIB") riders.

- Effective July 31, 2006, the Company assumed guaranteed minimum death benefits ("GMDB") on covered contracts that have an associated GMIB rider. The reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered premium structure was implemented. On the date of the recapture, the Company forgave the reinsurance premiums collected since inception on all GMIB riders issued prior to April 1, 2005 and paid HLIKK $38,354. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by the Company. In connection with this Reinsurance Agreement, the Company collected premiums of $161,329, $110,364 and $47,999 for the year ended December 31, 2009, 2008 and 2007, respectively.

  Effective September 30, 2007, the Company assumed in-force and prospective "3Win" annuities which bundles a guaranteed minimum accumulation benefits ("GMAB"), GMIB and GMDB. The GMAB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is less than premiums after an accumulation period, generally 10 years, and if the account value has not dropped below 80% of the initial deposit, at which point a GMIB must either be exercised or the policyholder can elect to surrender 80% of the initial deposit without a surrender charge. The GRB is generally equal to premiums less surrenders. As a result of capital markets underperformance, 97% of contracts, a total of $3.1 billion triggered during the fourth quarter of 2008, and of this amount $2.0 billion have elected the payout annuity. The Company received the proceeds of this triggering impact, net of the first annuity payout, through a reinsurance agreement with HLIKK and will pay the associated benefits to HLIKK over a 12-year payout. As a result, on February 5, 2009, HLIC issued a funding agreement to the Company in the amount of $1,468,810 for the purpose of funding these payments. The funding agreement calls for October 31 scheduled annual payouts with interest at 5.16% through 2019. In connection with this agreement, the Company collected premiums of $11,357, $2,040,623 and $8,416 for the years ended December 31, 2009, 2008 and
  2007, respectively.

- Effective February 29, 2008, the Company assumed in-force and prospective GMWB and GMDB riders. In connection with this agreement, the Company collected premiums of $3,398 and $1,203 for the years ended December 31, 2009 and 2008, respectively.

- Effective October 1, 2008, the Company assumed in-force and prospective GMDB riders. In connection with this agreement, the Company collected premiums of $2,772 and $696 for the years ended December 31, 2009 and 2008, respectively.

C. REINSURANCE WITH WHITE RIVER LIFE REINSURANCE COMPANY

Effective October 1, 2009, the Company entered into a modified coinsurance and coinsurance with funds withheld reinsurance arrangement with an affiliated captive reinsurer, White River Life Reinsurance Company ("WRR"). The agreement provides that the Company will cede, and WRR will assume 100% of the inforce and prospective variable annuities and riders written or reinsured by the Company summarized below:

-   Direct written variable annuities and the associated GMDB and GMWB riders;

- Variable annuity contract rider benefits written by HLIKK, which are reinsured to the Company.

- Annuity contracts and riders written by Union Security Insurance Company, an affiliate, that are reinsured to the Company

- Annuitizations of and certain other settlement options offered under deferred annuity contracts

Under modified coinsurance, the assets and liabilities associated with the reinsured business will remain on the balance sheet of the Company in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business through modco adjustments. For the year ended December 31, 2009, the Company reported a net receivable from WRR of $209,572 and paid premiums of $58,332,509.

D. REINSURANCE WITH CHAMPLAIN LIFE REINSURANCE COMPANY

Effective November 1, 2007, the Company has entered into a coinsurance with funds withheld and a modified coinsurance reinsurance agreement with Champlain Life Reinsurance Company, an affiliated reinsurance company domiciled in Vermont. The reinsurer is unauthorized in the State of Connecticut. This Agreement takes into account State of Vermont prescribed practice that allows a letter of credit to back a certain portion of statutory reserves and a prescribed practice for the reinsurer to recognize a net liability for inuring YRT reinsurance contracted by the ceding company. The letter of credit held by the affiliated reinsurer has been assigned to the Company and as such also provides collateral for the unauthorized reinsurance. The increase in surplus, net of federal income tax, resulting from the reinsurance agreement on the effective date was $194,430. This surplus benefit will be amortized into income on a net of tax basis as earnings emerge from the business reinsured, resulting in a net zero impact to surplus.

E. REINSURANCE WITH EXTERNAL PARTIES

The amount of reinsurance recoverables from and payables to reinsurers were $46,981 and $(401,012) as of December 31, 2009 and $69,082 and $(15,998) as of
December 31, 2008.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                               DIRECT        ASSUMED         CEDED                 NET
---------------------------------------------------------------------------------------------------------------------------------
2009
Aggregate Reserves for Life and Accident and Health
 Policies                                                      $8,933,892    $2,900,085     $(3,700,222)          $8,133,755
Policy and Contract Claim Liabilities                             $57,231        $8,119        $(31,367)             $33,983
Premium and Annuity Considerations                             $3,748,791      $332,507    $(59,184,583)        $(55,103,285)
Death, Annuity, Disability and Other Benefits                    $414,537      $348,187       $(135,526)            $627,198
Surrenders and Other Fund Withdrawals                          $7,148,344      $295,272     $(2,041,820)          $5,401,796

                                                                    DIRECT        ASSUMED         CEDED                 NET
---------------------------------------------------------------------------------------------------------------------------------
2008
Aggregate Reserves for Life and Accident and Health Policies       $10,813,526    $3,206,736     $(3,222,513)         $10,797,749
Policy and Contract Claim Liabilities                                  $55,343       $11,186        $(32,693)             $33,836
Premium and Annuity Considerations                                  $7,861,654    $2,322,174       $(831,321)          $9,352,507
Death, Annuity, Disability and Other Benefits                         $515,171      $343,069       $(200,178)            $658,062
Surrenders and Other Fund Withdrawals                               $9,660,930      $429,781       $(125,658)          $9,965,053

                                                                    DIRECT        ASSUMED         CEDED                 NET
---------------------------------------------------------------------------------------------------------------------------------
2007
Aggregate Reserves for Life and Accident and Health Policies        $6,974,834    $1,050,543     $(2,049,303)          $5,976,074
Policy and Contract Claim Liabilties                                   $47,256       $14,423        $(30,399)             $31,281
Premium and Annuity Considerations                                 $11,045,000      $241,808       $(973,307)         $10,313,501
Death, Annuity, Disability and Other Benefits                         $334,482      $115,945       $(101,185)            $349,242
Surrenders and Other Fund Withdrawals                              $10,633,115      $624,725     $(1,729,032)          $9,528,808

6. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

    The following presents premium and annuity considerations (deferred and uncollected) as of December 31,

                                                            2009
                                               GROSS           NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $3,473                3,962
Ordinary Renewal                                51,538               65,644
Group Life                                          64                   40
                                             ---------            ---------
                                      TOTAL    $55,075              $69,646
                                             ---------            ---------

                                                            2008
                                               GROSS           NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $4,569               $5,546
Ordinary Renewal                                44,318               56,825
Group Life                                          27                   50
                                             ---------            ---------
                                      TOTAL    $48,914              $62,421
                                             ---------            ---------

7. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. Investment management fees were allocated by Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. .

Effective September 30, 2009, HLIC contributed the following wholly-owned subsidiaries, including European insurance operations, several broker-dealer entities and investment advisory and service entities to HLAI:

-   Hartford Financial Services, LLC

-   Hartford Life International Ltd.

-   Woodbury Financial Services

The contribution was made to closely align entities with company issuing the business as well as to more efficiently deploy capital across the organization. The contribution increased the Company's statutory surplus on the contribution date by $1,406,075. At December 31, 2009 and 2008, the Company reported $20,453 and $10,223, respectively, as a receivable from and $(46,166) and $(39,493), respectively, as a payable to its parent, and subsidiary. The terms of the written settlement agreement require that these amounts be settled generally within 30 days.

Related party transactions may not be indicative of the costs that would have been incurred on a stand alone basis. For additional information, see Notes 4, 5, 8 and 11.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $19,400, $10,523 and $12,807 for 2009, 2008 and 2007, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2009, 2008 or 2007.

Substantially all employees of the Company are eligible to participate in the Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by the Company. In addition, the Company allocates 1.5% of base salary to the plan for each eligible employee earning less than $100,000 and 0.5% of base salary for all other eligible employees. The cost allocated to the Company for the years ended December 31, 2009, 2008 and 2007 was $5,996, $4,825 and $5,528, respectively.

9. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. In 2009, no dividends were paid. In 2008 and 2007, dividends of $156,000 and $207,000, respectively, were paid. With respect to dividends to HLIC, the Company's dividend limitation under the holding company laws of Connecticut is equal to operating income of $2,678,682 in 2010. However, because the Company's earned surplus is $737,572 as of December 31, 2009, the Company will be permitted to pay dividends of $737,572 in 2010.

10. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $59,079,204 and $50,551,150 as of December 31, 2009 and 2008, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account Statements of Operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account fees, net of minimum guarantees, were $1,165,306, $1,363,868 and $1,542,870 for the years ended December 31, 2009, 2008 and 2007, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2009 is as follows:

                                                              NONINDEXED
                                                              GUARANTEED                                NON-
                                                              LESS THAN           NONINDEXED         GUARANTEED
                                                               OR EQUAL           GUARANTEED          SEPARATE
                                                                TO 4%            MORE THAN 4%         ACCOUNTS         TOTAL
---------------------------------------------------------------------------------------------------------------------------------
1. Premiums considerations or deposits for the year ended        $ --                $ --              $1,658,015      $1,658,015
 2008
2. Reserves @ year end                                             --                  --                      --              --
  I. For accounts with assets at:                                  --                  --                      --              --
    a. Market value                                                --                  --              57,494,176      57,494,176
    b. Amortized cost                                              --                  --                      --              --
                                                                 ----                ----          --------------  --------------
                                        C. TOTAL RESERVES        $ --                $ --             $57,494,176     $57,494,176
                                                                 ----                ----          --------------  --------------
  II. By withdrawal characteristics:
    a. Subject to discretionary withdrawal                       $ --                $ --                    $ --            $ --
    b. With MVA adjustment                                         --                  --                      --              --
    c. @ BV without MV adjustment and with                         --                  --                      --              --
      surrender charge of 5% or more                               --                  --                      --              --
    d. @ Market value                                              --                  --              57,402,107      57,402,107
    e. @ BV without MV adjustment and with                         --                  --                      --              --
      surrender charge less than 5%                                --                  --                      --              --
                                                                 ----                ----          --------------  --------------
                                              F. SUBTOTAL        $ --                $ --            $ 57,402,107    $ 57,402,107
    g. Not subject to discretionary withdrawal                     --                  --                  92,070          92,070
                                                                 ----                ----          --------------  --------------
                                                 H. TOTAL        $ --                $ --             $57,494,177     $57,494,177
                                                                 ----                ----          --------------  --------------

Below is the reconciliation of Net Transfers (from) to Separate Accounts as of December 31,

                                                                           2009                2008                2007
---------------------------------------------------------------------------------------------------------------------------------
Transfer to Separate Accounts                                             $1,658,014          $3,572,439          $7,121,542
Transfer from Separate Accounts                                           (5,464,863)         (5,260,541)         (7,340,251)
                                                                       -------------       -------------       -------------
Net Transfer (from) to Separate Accounts                                  (3,806,849)         (1,688,102)           (218,708)
Internal Exchanges & Other Separate Account Activity                            (672)             16,421             (18,445)
                                                                       -------------       -------------       -------------
Transfer (from) to Separate Accounts on the Statement of Operations      $(3,807,521)        $(1,671,681)          $(237,153)
                                                                       -------------       -------------       -------------

11. COMMITMENTS AND CONTINGENT LIABILITIES:

(A) LITIGATION

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the consolidated financial condition of the Company.

On July 23, 2007, The Hartford entered into an agreement (the "Agreement") with the New York Attorney General's Office, the Connecticut Attorney General's Office, and the Illinois Attorney General's Office to resolve (i) the previously disclosed investigations by these Attorneys General regarding, among other things, The Hartford's compensation agreements with brokers, alleged participation in arrangements to submit inflated bids, sale of fixed and individual annuities used to fund structured settlements, and marketing and sale of individual and group variable annuity products and (ii) the previously disclosed investigation by the New York Attorney General's Office of aspects of The Hartford's variable annuity and mutual fund operations related to market timing. In light of the Agreement, the Staff of the Securities and Exchange Commission has informed The Hartford that it has determined to conclude its previously disclosed investigation into market timing without taking any action. Under the terms of the Agreement, The Hartford paid $115 million, of which $84 million represents restitution for market timing, $5 million represents restitution for issues relating to the compensation of brokers, and $26 million is a civil penalty.

Hartford Life & Annuity recorded charges of $50 million, after-tax, in the aggregate through 2007 to establish a reserve for the market timing matters.

(B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty association for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $(19), $202 and $519 in 2009, 2008 and 2007, respectively, of which $498, $108 and $480 in 2009, 2008 and 2007, respectively, increased the creditable amount against premium taxes. The Company has a guaranty fund receivable of $3,614 and $3,493 as of December 31, 2009 and 2008, respectively.

(C) LEASES

As discussed in Note 7, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to Hartford Fire for space occupied was $9,705, $6,142 and $12,104 in 2009, 2008 and 2007,
respectively. Future minimum rental commitments are as follows:

2010                                                                       7,293
2011                                                                       5,752
2012                                                                       3,939
2013                                                                       2,778
2014                                                                       1,163
Thereafter                                                                   132
                                                                       ---------
Total                                                                    $21,057
                                                                       ---------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2010, and amounted to $5,283, $2,714 and $4,953 in 2009, 2008 and
2007, respectively.

(D) TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS") as part of the Hartford consolidated return. During the first quarter of 2009, the Company received notification of the approval by the Joint Committee on Taxation of the results of the 2002 through 2003 examination. The IRS examination of 2004 through 2006 was concluded in the fourth quarter of 2009. As a result of the audit settlements, the Company recorded a current tax expense of $9 and a deferred tax benefit through surplus of $9. In addition, the Company is working with the IRS on a possible settlement of a DRD issue related to prior periods which, if settled, may result in the booking of tax benefits. Such benefits are not expected to be material to the statement of operations.

The separate account dividends-received deduction ("DRD") is estimated for the current year using information from the prior year-end, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company's taxable income before the DRD. The Company recorded benefits of $113, $112 and $99 related to the separate account DRD in the years ended December 31, 2009, 2008 and 2007, respectively. The 2009 benefit included a benefit of $16 related to true-ups of prior years' tax returns, the 2008 benefit included a benefit of $7 related to a true-up of the prior year tax return, and the 2007 benefit included a charge of $1 related to a true-up of the prior year tax return.

In Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54, issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS may ultimately propose for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only.

The Company receives a foreign tax credit ("FTC") against its U.S. tax liability for foreign taxes paid by the Company including payments from its separate account assets. The separate account FTC is estimated for the current year using information from the most recent filed return, adjusted for the change in the allocation of separate account investments to the international equity markets during the current year. The actual current year FTC can vary from the estimates due to actual FTCs passed through by the mutual funds. The Company recorded benefits of $11, $11 and $8 related to separate account FTC in the years ended December 31, 2009, December 31, 2008 and December 31, 2007, respectively. These amounts included benefits related to true-ups of prior years' tax returns of $2, $3 and $0 in 2009, 2008 and 2007 respectively.

(E) FUNDING OBLIGATION

The Company had outstanding commitments totaling $40,019 and $12,002 as of December 31, 2009 and 2008, respectively, of which $9,644 and $10,750, related to funding limited partnership investments and $30,375 and $1,251 related to a mortgage loan funding, respectively.

12. CORRECTION OF ERRORS:

During an analysis of reserving systems in 2007, the Company discovered an error in the reserves for certain individual annuity products. These annuity products have a 4 year surrender charge, however, they were coded in the reserving system with a 7 year surrender charge. As a result, 2007 reserves were understated and surplus was overstated. The correction related to prior years was recorded directly to reserves and surplus in the amount of $32,469.

During an analysis of federal income taxes in 2007, the Company discovered an error in the liability relating to prior years. A portion of total taxes has been inadvertently misclassified between current and deferred taxes, and inadvertently misallocated among certain affiliates. As a result, the reported current federal income tax recoverable and surplus were understated. The correction was booked directly to federal income tax recoverable and surplus in the amount of $36,656. The net admitted deferred tax asset is unaffected, as the adjustment to the total deferred tax asset is offset by a change in the nonadmitted portion.

13. SALE OF AFFILIATE

On November 23, 2009, Hartford Life International, Ltd. ("HLINT"), entered into a Share Purchase Agreement with Icatu Holding, S.A. for the sale of all of HLINT's common registered shares and preferred registered shares in Icatu Hartford Seguros, S.A. ("IHS"), its Brazilian subsidiary. The transaction is expected to be executed during the second quarter of 2010.

14. RECONCILIATION OF AMOUNTS TO THE ANNUAL STATEMENTS, AS FILED:

The following table presents the reclassification of the SSAP 10R adoption impact from unassigned funds to aggregate write-ins for other than special surplus funds reported on page 3 of the 2009 Annual Statements, as filed:

                                                                  AGGREGATE
                                                                WRITE-INS FOR
                                                                  OTHER THAN
                                                               SPECIAL SURPLUS           UNASSIGNED            TOTAL CAPITAL
                                                                    FUNDS                  FUNDS                AND SURPLUS
---------------------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2009
PER PAGE 3 OF ANNUAL STATEMENT                                      $189,963              $1,003,929              $4,085,601
  Reclassification for SSAP 10R Adoption                             266,358                (266,358)                     --
                                                                  ----------            ------------            ------------
Per the accompanying financial statements                           $456,321                $737,571              $4,085,601
                                                                  ----------            ------------            ------------

The following table presents the reclassification of capital received by the Company to establish WRR on page 5 of the 2009 Annual Statements, as filed:

                                            COST OF                                      CAPITAL AND           NET CASH FROM
                                          INVESTMENTS                                      PAID IN             FINANCING AND
                                          ACQUIRED --            NET CASH FROM          SURPLUS, LESS          MISCELLANEOUS
                                             STOCK                INVESTMENTS          TREASURY STOCK             SOURCES
---------------------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2009
PER PAGE 5 OF ANNUAL STATEMENT             $(1,124,386)               $43,065              $(213,938)               $590,366
  Receipt of WRR                              (700,000)              (700,000)               700,000                 700,000
                                         -------------            -----------            -----------            ------------
Per the accompanying financial
 statements                                $(1,824,386)             $(656,935)              $486,062              $1,290,366
                                         -------------            -----------            -----------            ------------

15. SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2009, through the financial statement issuance date of April 30, 2010. The Company has not evaluated subsequent events after that date for presentation in these financial statements.

On March 25, 2010, the IRS issued Notice 2010-29 -- Interim Guidance on the Adoption of AG43. The guidance raises a number of complex issues, and the Company is currently evaluating the impact to the financial statements. The ultimate result of the guidance is still uncertain, but could result in a material tax benefit.

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    Resolution of the Board of Directors of Hartford Life Insurance
              Company ("Hartford") authorizing the establishment of the Separate
              Account.(1)
       (2)    Not applicable.
       (3)    (a) Amended and Restated Principal Underwriter Agreement.(2)
       (3)    (b) Form of Dealer Agreement.(3)
       (4)    Form of Individual Flexible Premium Variable Annuity Contract.(4)
       (5)    Form of Application.(4)
       (6)    (a) Certificate of Incorporation of Hartford.(5)
       (6)    (b) Bylaws of Hartford.(5)
       (7)    Form of Reinsurance Agreement.(2)
       (8)    (a) Form of Fund Participation Agreement.(6)
              (b) Guarantee Agreement, between Hartford Life and Accident
                  Insurance Company and ITT Hartford Life and Annuity Insurance Company, its wholly owned subsidiary, dated as of August 20, 1993 and effective as of August 20, 1993.(7)
              (c) Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997.(7)
       (9)    Opinion and Consent of Richard J. Wirth, Assistant General
              Counsel.
       (10)   (a) Consent of Deloitte & Touche LLP.
       (10)   (b) Independent Auditor's Consent
       (11)   No financial statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73568, dated May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement, File No. 333-148564, filed on February 9, 2009.

(3) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73568, dated April 29, 1996.

(4) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-101951, filed on April 7, 2003.

(5) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-136545, filed on May 1, 2009.

(6) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement File No. 333-119418, filed on September 17, 2007.

(7) Incorporated by reference to Post-Effective Amendment No. 9, to the Registration Statement on Form N-4, File No. 333-148565, filed on May 3, 2010.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Ricardo Anzaldua                    Senior Vice President, Assistant Secretary
Robert Arena                        Executive Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Kevin M. Connor                     Executive Vice President
Ellen Conway                        Assistant Vice President
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Scott Dumbault                      Assistant Vice President
Jennifer J. Geisler                 Senior Vice President
Ronald R. Gendreau                  Executive Vice President
John N. Giamalis                    Senior Vice President, Treasurer
Christopher M. Grinnell             Vice President
Daniel R. Guilbert                  Chief Actuary, Chief Risk Officer Senior Vice President
Christopher J. Hanlon               Senior Vice President
Michael R. Hazel                    Assistant Vice President
Jennifer L. Healy                   Actuary
Charles E. Hunt                     Vice President
Donald C. Hunt                      Secretary
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Thomas P. Kalmbach                  Actuary, Vice President
Michael Knipper                     Senior Vice President
Diane Krajewski                     Assistant Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
Courtney Kunzelmann                 Assistant Vice President
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
Gregory McGreevey                   Executive Vice President, Chief Investment Officer and Director*
Ernest M. McNeill, Jr.              Senior Vice President, Chief Accounting Officer*
William P. Meaney                   Senior Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Assistant Vice President
Brian Murphy                        Executive Vice President
Brian O'Connell                     Chief Information Officer, Vice President
Jamie Ohl                           Senior Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Sharon A. Ritchey                   Executive Vice President
Michael J. Roscoe                   Actuary, Senior Vice President
Richard Rubin                       Assistant Vice President
Peter F. Sannizzaro                 Vice President
Wade A. Seward                      Vice President
D. Keith Sloane                     Senior Vice President
Richard Smolinski                   Actuary, Assistant Vice President
Martin A. Swanson                   Vice President
Charles N. Vest                     Actuary, Vice President
John C. Walters                     President, Chief Executive Officer, Chairman of the Board, Director*
Richard J. Wirth                    Assistant Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 10, to the Registration Statement File No. 333-148564, filed on May 3, 2010.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2010, there were 408,739 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     I)

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

       (b) Directors and Officers of HSD

                                                             POSITIONS AND OFFICES
NAME                                                            WITH UNDERWRITER
----------------------------------------------------------------------------------------------------------------
Robert Arena (1)                Executive Vice President/Business Line Principal and Director
Diana Benken (1)                Chief Financial Officer and Controller/FINOP
Christopher S. Conner (2)       AML Compliance Officer, Chief Compliance Officer and Privacy Officer
Kevin M. Connor (2)             Director
James Davey (1)                 Chairman of the Board and Director
John N. Giamalis (3)            Treasurer
Kathleen B. Kavanaugh (2)       Vice President/Marketing
Vernon Meyer (1)                Senior Vice President
Peter J. Michalik (1)           Vice President/Operations
Jamie Ohl (1)                   Chief Executive Officer, President and Director
Mark A. Sides (4)               Chief Legal Officer and Secretary
D. Keith Sloane (1)             Senior Vice President
Martin A. Swanson (1)           Vice President/Marketing
Diane Tatelman (1)              Vice President

------------

(1)  Address: 200 Hopmeadow Street, Simsbury, CT 06089

(2)  Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(3)  Address: One Hartford Plaza, Hartford, CT 06115

(4)  Address: 7755 3rd Street North, Oakdale MN 55128

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 3rd day of May, 2010.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT ONE
(Registrant)

By:    John C. Walters*                     *By:   /s/ Richard J. Wirth
       -----------------------------------         -----------------------------------
       John C. Walters                             Richard J. Wirth
       President, Chief Executive Officer          Attorney-in-Fact
       and Chairman of the Board

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

By:    John C. Walters*
       -----------------------------------
       John C. Walters
       Chief Executive Officer and
       Chairman of the Board, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Glenn D. Lammey, Chief Financial Officer, Executive Vice
 President, Director*
Gregory McGreevey, Executive Vice President and
 Chief Financial Officer, Director*                                *By:   /s/ Richard J. Wirth
                                                                          -----------------------------------
Ernest M. McNeill, Jr., Chief Accounting Officer,                         Richard J. Wirth
 Senior Vice President*                                                   Attorney-in-Fact
John C. Walters, President, Chief Executive
 Officer and Chairman of the Board, Director*                      Date:  May 3, 2010

333-101951

                                 EXHIBIT INDEX

 (9)       Opinion and Consent of Richard J. Wirth, Assistant General Counsel.
(10)  (a)  Consent of Deloitte & Touche LLP.
(10)  (b)  Independent Auditor's Consent
(99)       Copy of Power of Attorney.